                                              Registration No. 333-83000.




                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


  [ ] Pre-Effective Amendment No.       [X]  Post-Effective Amendment No. 1
                                  ----                                   -----


                        (Check appropriate box or boxes)


                    Exact name of Registrant as Specified in
                                    Charter:

                           HARTFORD SERIES FUND, INC.

                     Address of Principal Executive Offices:
                                  P.O. Box 2999
                        Hartford, Connecticut 06104-2999

                  Registrant's Telephone Number: (860) 297-6443

                     Name and Address of Agent for Service:
                               Kevin J. Carr, Esq.
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105

                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                                   Suite 1500
                              50 South Sixth Street
                          Minneapolis, Minnesota 55402


Approximate Date of Proposed Public Offering: As soon as possible following the effective date of this Amendment to the Registration Statement.





    The title of the securities being registered is shares of common stock.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 333-45431, 811-08629) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 2000 was filed on March 12, 2001. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            FORTIS SERIES FUND, INC.

                         FORTIS ASSET ALLOCATION SERIES
                        FORTIS DIVERSIFIED INCOME SERIES
                           FORTIS GLOBAL GROWTH SERIES
                          FORTIS GROWTH & INCOME SERIES
                            FORTIS HIGH YIELD SERIES
                           FORTIS MONEY MARKET SERIES
                           FORTIS S&P 500 INDEX SERIES

                              500 BIELENBERG DRIVE
                            WOODBURY, MINNESOTA 55125

                                MAILING ADDRESS:
                                 P.O. BOX 64284
                            ST. PAUL, MINNESOTA 55164

Dear Fortis Variable Life Policy or Variable Annuity Contract Owner:

         The Board of Directors of the mutual funds listed above (each, a "Fortis Fund") is pleased to submit a proposal to reorganize each Fortis Fund into a comparable mutual fund in the Hartford fund family (each, a "Hartford Fund"). As the owner of a Fortis variable life insurance or variable annuity contract (a "Fortis Contract Owner") and an indirect participant in one or more of the Fortis Funds, you are being asked to complete the enclosed voting instruction form regarding this proposal.

         As you know, The Hartford Life and Accident Insurance Company ("Hartford Life"), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") acquired Fortis Advisers, Inc. and Fortis Investors, Inc. (now known as Woodbury Financial Services, Inc.), the former investment adviser and current distributor, respectively, of the Fortis Funds, on April 2, 2001 (the "Acquisition"). Since that time, HL Investment Advisors, LLC ("HL Advisors") has been serving as investment adviser to your Fortis Fund. Except in the case of Fortis S&P 500 Index Series, either Hartford Investment Management Company ("HIMCO") or Wellington Management Company LLP ("Wellington Management") has been serving as sub-adviser to your Fortis Fund since the Acquisition. (Fortis S&P 500 Index Series continues to be sub-advised by The Dreyfus Corporation.) HL Advisors and either HIMCO or Wellington Management also act as adviser and sub-adviser to the funds in the Hartford fund family. OUR GOAL IS TO CONSOLIDATE SIMILAR FUNDS IN THE FORTIS AND HARTFORD FUND FAMILIES INTO A SINGLE, BROADLY DIVERSIFIED FAMILY OF MUTUAL FUNDS. Those funds in the Fortis fund family that are not being reorganized will be re-named and added to the Hartford fund family.

         THE BOARD OF DIRECTORS BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF EACH FORTIS FUND AND ITS SHAREHOLDERS AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

         The Board considered various factors in reviewing the proposed reorganization on behalf of Fortis Fund shareholders, including, but not limited to, the following:

         - The Board considered the fact that the Hartford Funds have investment objectives that are substantially similar and investment policies that are substantially identical to those of corresponding Fortis Funds. Since the Acquisition, corresponding Hartford and Fortis Funds, with the exception of Fortis S&P 500 Index Series and The Hartford Index HLS Fund, have been managed by the same portfolios managers, using the same investment policies and strategies. Despite being managed by different sub-advisers, the investment policies and strategies of Fortis S&P 500 Index Series and The Hartford Index HLS Fund also are substantially identical, with each fund using a passive investment approach that attempts to duplicate the investment performance of the Standard & Poor's 500 Composite Stock Price Index.

         - Because the combination will result in each reorganized Fund having a larger asset base, the Board believes the reorganization may provide shareholders and Contract Owners the benefit of economies of scale.

         - Hartford Life or the applicable Hartford Funds will bear the customary expenses associated with the reorganization.

         - The reorganization is expected to be tax-free; it is anticipated neither shareholders nor Fortis Contract Owners will pay any federal income tax as a result of the reorganization.

         - The Board considered the expense ratios of the Hartford Funds compared to those of the Fortis Funds. The Board noted that Hartford Fund expense ratios are significantly higher in the reorganizations involving Fortis Asset Allocation Series, Fortis Growth & Income Series, Fortis High Yield Series and Fortis Money Market Series. The Board also noted, however, that the expense structures of the Hartford Funds are competitive and within industry norms and the Board determined that, in each case, the expected benefits to Fortis Fund shareholders and Fortis Contract Owners more than outweigh the increased expenses.

         If the proposal is approved, each Hartford Fund will acquire all of the assets of a Fortis Fund that has substantially similar investment objectives and substantially identical investment policies and strategies, and Hartford Fund shares will be distributed pro rata to Fortis Fund shareholders in complete liquidation of the Fortis Fund. In order to accomplish the proposed reorganization, the Board of Directors of the Fortis Funds submits for your approval an Agreement and Plan of Reorganization ("Plan") that relates to your Fortis Fund.

         Whether or not you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED VOTING INSTRUCTIONS FORM(S) SO THAT YOUR VOTE MAY BE COUNTED. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE. IF YOU ARE A SHAREHOLDER OF MORE THAN ONE FORTIS FUND, YOU WILL RECEIVE MORE THAN ONE VOTING INSTRUCTION FORM AND WILL NEED TO VOTE YOUR

SHARES OF EACH FUND. Following this letter is a Q&A summarizing the reorganization and information on how you vote your shares. Please read the entire prospectus/proxy statement carefully before you vote.

         Thank you for your prompt attention and participation.

                                            Sincerely,


                                            /s/ David M. Znamierowski
                                            ---------------------------------
                                            David M. Znamierowski
                                            President

                       THE FORTIS FUNDS/THE HARTFORD FUNDS

                                    PROXY Q&A


The following is important information to help you understand the proposal on which you are being asked to vote. PLEASE READ THE ENTIRE PROXY STATEMENT.

WHY IS THIS REORGANIZATION BEING PROPOSED?

         Since the acquisition of Fortis Advisers and Fortis Investors by Hartford Life, HL Advisors has acted as the investment adviser to both the family of Fortis funds and the family of Hartford funds that fund benefits under variable annuity and variable life insurance contracts. Our goal in proposing the reorganization is to consolidate similar funds in the two fund families, creating a single, broadly diversified family of mutual funds.

         Your Board of Directors has determined that the reorganization is in the best interests of Fortis Fund shareholders and recommends that you vote FOR the reorganization. Benefits to Fortis Fund shareholders will include the potential for each reorganized fund, as a result of having a larger asset base, to benefit from economies of scale. As explained below, the reorganization is expected to be tax free to Fortis Fund shareholders and Fortis Contract Owners.

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE?

         If shareholder approval is obtained, the reorganization is scheduled to be effective on or about April 30, 2002.

IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?

         No. Upon shareholder approval of the reorganization, the Fortis Fund shares that fund benefits under your variable annuity or variable life insurance contract automatically will be exchanged for shares of the corresponding Hartford Fund. The total value of the Hartford Fund shares that a shareholder receives in the reorganization will be the same as the total value of the Fortis Fund shares held by the shareholder immediately before the reorganization.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

         This reorganization is expected to be a tax-free event to shareholders and Fortis Contract Owners. Generally, neither shareholders nor Fortis Contract Owners will incur capital gains or losses on the conversion from Fortis Fund shares into Hartford Fund shares as a result of this reorganization. Furthermore, the cost basis on each investment will remain the same.

WHEN SHOULD I VOTE?

         Please vote as soon as possible, by completing, signing and returning the enclosed voting instruction form(s). A postage-paid envelope is enclosed for this purpose.

WHO IS PAYING THE COST OF THE SHAREHOLDER MEETING AND OF THIS PROXY
SOLICITATION?

         Hartford Life or the applicable Hartford Fund is paying the customary expenses associated with the reorganization.

                            FORTIS SERIES FUND, INC.

                         FORTIS ASSET ALLOCATION SERIES
                        FORTIS DIVERSIFIED INCOME SERIES
                           FORTIS GLOBAL GROWTH SERIES
                          FORTIS GROWTH & INCOME SERIES
                            FORTIS HIGH YIELD SERIES
                           FORTIS MONEY MARKET SERIES
                           FORTIS S&P 500 INDEX SERIES

                              500 BIELENBERG DRIVE
                            WOODBURY, MINNESOTA 55125

                                MAILING ADDRESS:
                                 P.O. BOX 64284
                            ST. PAUL, MINNESOTA 55164

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

         A Special Meeting of Shareholders of each of the Fortis Funds listed above (each a "Fortis Fund") will be held on April 29, 2002, at 10:00 a.m., Central Time at 500 Bielenberg Drive, Woodbury, Minnesota 55125 , for the following purposes:

         1. TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION ("PLAN") BETWEEN EACH FORTIS FUND AND A COMPARABLE MUTUAL FUND IN THE HARTFORD FUND FAMILY (EACH A "HARTFORD FUND"), WHEREBY THE HARTFORD FUND WOULD ACQUIRE ALL OF THE ASSETS OF THE FORTIS FUND IN EXCHANGE SOLELY FOR THE HARTFORD FUND'S SHARES, TO BE DISTRIBUTED PRO RATA BY THE FORTIS FUND TO THE HOLDERS OF ITS SHARES, IN COMPLETE LIQUIDATION OF THE FORTIS FUND. A VOTE IN FAVOR OF THE PLAN WILL ALSO BE CONSIDERED A VOTE IN FAVOR OF AN AMENDMENT TO THE ARTICLES OF INCORPORATION OF FORTIS SERIES FUND, INC., WHICH IS REQUIRED TO EFFECT THE REORGANIZATION.

         2. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

Dated:          , 2002                 By Order of the Board of Directors,


                                       /s/  Michael J. Radmer
                                            --------------------
                                       Michael J. Radmer
                                       Secretary

         Shareholders of record at the close of business on March 15, 2002 are entitled to vote at the meeting.

         Each Fortis Fund issues and sells its shares to Fortis Variable Account C and Fortis Variable Account D, which are separate accounts of Fortis Benefits Insurance Company ("Fortis Benefits"), and to Fortis Variable Account A, which is a separate account of First Fortis Life

Insurance Company ("First Fortis"). (Fortis Variable Account A, Fortis Variable Account C, and Fortis Variable Account D are referred to together as the "Separate Accounts.") The Separate Accounts hold shares of mutual funds, including the Fortis Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Fortis Benefits and First Fortis. As the owners of the assets held in the Separate Accounts, Fortis Benefits and First Fortis are the sole shareholders of the Fortis Funds and are entitled to vote all of the shares of each Fund. However, pursuant to applicable laws, Fortis Benefits and First Fortis vote outstanding shares of the Fortis Funds in accordance with instructions received from the owners of the annuity and life insurance contracts. This Notice is being delivered to annuity and life insurance contract owners who, by virtue of their ownership of the contracts, beneficially owned shares of one or more of the Fortis Funds as of the record date, so that they may instruct Fortis Benefits and First Fortis how to vote the shares of the Funds underlying their contracts.

YOU CAN VOTE EASILY AND QUICKLY. JUST FOLLOW THE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED VOTING INSTRUCTION FORM.

                        HARTFORD ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.

                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                          HARTFORD HIGH YIELD HLS FUND
                  (EACH A SERIES OF HARTFORD SERIES FUND, INC.)

                      HARTFORD MONEY MARKET HLS FUND, INC.
                          HARTFORD INDEX HLS FUND, INC.

                              500 BIELENBERG DRIVE
                            WOODBURY, MINNESOTA 55125

                                 1-888-843-7824


                            TO ACQUIRE THE ASSETS OF:

                         FORTIS ASSET ALLOCATION SERIES
                        FORTIS DIVERSIFIED INCOME SERIES
                           FORTIS GLOBAL GROWTH SERIES
                          FORTIS GROWTH & INCOME SERIES
                            FORTIS HIGH YIELD SERIES
                           FORTIS MONEY MARKET SERIES
                           FORTIS S&P 500 INDEX SERIES
                   (EACH A SERIES OF FORTIS SERIES FUND, INC.)

                              500 BIELENBERG DRIVE
                            WOODBURY, MINNESOTA 55125

                         1-800-800-2000, EXTENSION 3012

                           PROSPECTUS/PROXY STATEMENT
                                  _______, 2002


         This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which shares of a mutual fund in the Hartford family of mutual funds that has been set up to fund benefits for variable annuity and variable life insurance products (each a "Hartford Fund") would be exchanged for the shares of the Fortis fund that currently serves as a funding vehicle for your variable annuity or variable life insurance contract (each a "Fortis Fund").

         The Fortis Funds issue and sell their shares to separate accounts of Fortis Benefits Insurance Company ("Fortis Benefits") and First Fortis Life Insurance Company ("First Fortis"). These separate accounts hold shares of mutual funds, including the Fortis Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Fortis Benefits and First Fortis. Each separate account has subaccounts which invest in the different Fortis Funds and certain other mutual funds. Owners of the variable annuity and variable life insurance contracts issued by Fortis Benefits and First Fortis ("Fortis Contract Owners") allocate the value of their contracts among these subaccounts. As such, Fortis Contract Owners may be indirect participants in the Fortis Funds. However, as the owners of the assets held in the separate accounts, Fortis Benefits and First Fortis are the sole shareholders of the Fortis Funds.

         Each Fortis Fund is a diversified portfolio of securities of an open-end management investment company. Each Hartford Fund is either a separate diversified open-end management investment company or a diversified portfolio of securities of an open-end management investment company. If the Plan is approved with respect to your Fortis Fund, a Hartford Fund with substantially similar investment objectives and substantially identical investment policies and strategies would acquire all of the assets of your Fortis Fund, and Hartford Fund shares would be distributed pro rata by the Fortis Fund to the holders of its shares, in complete liquidation of the Fortis Fund. As a result of the Plan, each Fortis Fund shareholder would become the owner of Hartford Fund shares having a total net asset value equal to the total net asset value of such shareholder's holdings in the Fortis Fund. For the name of the Hartford Fund into which your Fortis Fund would be reorganized, see "Summary - About the Proposed Reorganization." For a comparison of the investment objectives of the Fortis Funds and the Hartford Funds and a summary of their investment policies and strategies, see "Summary - Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the Fortis Funds and Hartford Funds."

         THE BOARD OF DIRECTORS OF THE FORTIS FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.


         You should retain this Prospectus/Proxy Statement for future reference. It sets forth concisely the information about each Hartford Fund that a prospective investor should know before investing. Additional information is set forth in the Statement of Additional Information dated March ___, 2002 relating to this Prospectus/Proxy Statement, which is incorporated herein by reference. A copy of the Statement of Additional Information has been filed with the Securities and Exchange Commission and is available without charge by writing or calling the Hartford Funds at the address and telephone number shown above.

         The following documents, which include more information about the Hartford Funds and the Fortis Funds, also are incorporated by reference into this Prospectus/Proxy Statement. These documents have been filed with the Securities and Exchange Commission and are available without charge by writing or calling the Hartford Funds at the address and telephone number shown above:

         - Prospectus dated May 1, 2001, as supplemented October 1, 2001 and November 9, 2001, for the Class IA shares of the Hartford Funds (SEC File Nos. 811-04005/2-89794; 811-08186/33-72572;
                  811-05045/33-12278; 811-06059/33-33756; 811-08185/333-25253;
                  811-07557/333-01551; 811-02630/2-57609; 811-03659/2-81647;
                  811-08804/33-84950; 811-03660/2-81650; 811-04201/2-94211;
                  811-03662/2-81648; 811-08629/333-45431). A copy of the
                  Hartford Funds Class IA shares Prospectus accompanies this Prospectus/Proxy Statement.

         - Prospectus dated May 1, 2001, as supplemented December 18, 2001, for the Fortis Funds (SEC File No. 811-04615/33-03920).

         - Fortis Series Fund, Inc. Annual Report for the fiscal year ended December 31, 2001, filed with the Securities and Exchange Commission on February 28, 2002 (SEC File No. 811-04615).




         This Prospectus/Proxy Statement was first mailed to contract owners the week of ______ ___, 2002.

         THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES

INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



                                                                                                                         Page
                                                                                                                         ----

SUMMARY.................................................................................................................   2
      About the Proposed Reorganization.................................................................................   2
      Comparative Fee Tables............................................................................................   3
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF THE FORTIS FUNDS AND HARTFORD FUNDS....   8
      Fortis Asset Allocation Series/The Hartford Advisers HLS Fund.....................................................   9
      Fortis Diversified Income Series/The Hartford Bond HLS Fund.......................................................  11
      Fortis Global Growth Series/The Hartford Global Leaders HLS Fund..................................................  12
      Fortis Growth & Income Series/The Hartford Growth and Income HLS Fund.............................................  14
      Fortis High Yield Series/The Hartford High Yield HLS Fund.........................................................  15
      Fortis Money Market Series/The Hartford Money Market HLS Fund.....................................................  17
      Fortis S&P 500 Index Series/The Hartford Index HLS Fund...........................................................  18
COMPARISON OF POTENTIAL RISKS AND REWARDS: PERFORMANCE INFORMATION......................................................  19
      Risk/Return Bar Charts............................................................................................  19
      Average Annual Total Return Tables................................................................................  27
COMPARISON OF OPERATIONS................................................................................................  31
      Investment Advisory Agreements....................................................................................  31
      Other Service Providers...........................................................................................  32
      Purchase, Exchange and Redemption Procedures......................................................................  32
      Dividends and Other Distributions.................................................................................  33
TAX CONSEQUENCES.......................................................................................................   33


INFORMATION ABOUT THE REORGANIZATION....................................................................................  33
      Considerations by the Board of Directors of the Fortis Funds......................................................  33
      Description of the Plan of Reorganization.........................................................................  35
      Description of Hartford Fund Shares...............................................................................  36
      Federal Income Tax Consequences...................................................................................  36
      Comparative Information on Shareholder Rights and Obligations.....................................................  37
CAPITALIZATION..........................................................................................................  41

INFORMATION ABOUT THE HARTFORD FUNDS AND THE FORTIS FUNDS...............................................................  44
      Hartford Funds....................................................................................................  44
      Fortis Funds......................................................................................................  45

VOTING INFORMATION......................................................................................................  46
      Outstanding Shares and Voting Requirements........................................................................  47
      Other Matters.....................................................................................................  48
      Board Recommendation..............................................................................................  48


FORM OF AGREEMENT AND PLAN OF REORGANIZATION (for Hartford Funds that are separate corporations) - APPENDIX A........... A-1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION (for Hartford Funds that are series of a corporation) - APPENDIX B......... B-1

HARTFORD FUND PORTFOLIO MANAGER DISCUSSIONS - APPENDIX C................................................................ C-1

HARTFORD FUND FINANCIAL HIGHLIGHTS - APPENDIX D......................................................................... D-1

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of each Hartford Fund, the Prospectus and Statement of Additional Information of each Fortis Fund, and the Plan. Forms of the Plan are attached as Appendix A and Appendix B to this Prospectus/Proxy Statement. (Appendix A is intended for reorganizations involving Hartford Funds that are separate corporations and Appendix B is intended for reorganizations involving the Hartford Funds that are series of Hartford Series Fund, Inc. The forms do not differ materially in any other respect.)

ABOUT THE PROPOSED REORGANIZATION

         The Board of Directors of Fortis Series Fund, Inc. has voted to recommend approval of the Plan to shareholders of each Fortis Fund. Under the Plan, each Hartford Fund would acquire all of the assets of the corresponding Fortis Fund in exchange for the Hartford Fund's shares to be distributed pro rata by the Fortis Fund to its shareholders in complete liquidation and dissolution of the Fortis Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of a Fortis Fund will become the owner of shares of the corresponding Hartford Fund having a total net asset value equal to the total net asset value of such shareholder's holdings in the Fortis Fund on the date of the Reorganization.

         As a condition to the Reorganization, the Hartford Fund and the Fortis Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Hartford Fund nor the Fortis Fund nor the shareholders of the Fortis Fund will recognize any gain or loss. The tax basis of the Hartford Fund's shares received by Fortis Fund shareholders will be the same as the tax basis of their shares in the Fortis Fund.

         The following chart shows the Hartford Fund into which each Fortis Fund will be reorganized if the Reorganization is approved. The chart is arranged alphabetically according to the name of the Fortis Fund. The Fortis Funds offer a single class of shares. The Hartford Funds offer Class IA and Class IB shares. Fortis Fund shareholders will receive Hartford Fund Class IA shares in the Reorganization. These shares are similar to the Fortis Fund shares in that both Fortis Fund shares and Hartford Fund Class IA shares are offered without a front-end or contingent deferred sales charge and neither Fortis Fund shares nor Hartford Fund Class IA shares are subject to Rule 12b-1 distribution fees or shareholder servicing fees

             FORTIS FUND                                         CORRESPONDING HARTFORD FUND
    Fortis Asset Allocation Series                            Hartford Advisers HLS Fund

    Fortis Diversified Income Series                          Hartford Bond HLS Fund

    Fortis Global Growth Series                               Hartford Global Leaders HLS Fund

    Fortis Growth & Income Series                             Hartford Growth and Income HLS Fund

    Fortis High Yield Series                                  Hartford High Yield HLS Fund

    Fortis Money Market Series                                Hartford Money Market HLS Fund

    Fortis S&P 500 Index Series                               Hartford Index HLS Fund

COMPARATIVE FEE TABLES

         The Fortis Funds and the Hartford Funds, like all mutual funds, incur certain expenses in their operations and shareholders pay these expenses indirectly. These expenses include management fees as well as the costs of maintaining accounts, administration, and other activities. The following tables
(a) compare the fees and expenses as of December 31, 2001 for each Fortis Fund and the Class IA shares of its corresponding Hartford Fund and (b) show the estimated fees and expenses for Class IA shares of the Hartford Funds on a pro forma basis as of that date after giving effect to the Reorganization. The tables do not reflect the fees and expenses associated with the variable annuity and variable life insurance contracts for which the Fortis Funds and Hartford Funds serve as investment vehicles.

                                                                    Hartford      Fortis Asset   Hartford Class IA
                                                                  Advisers HLS     Allocation        Pro Forma
                                                                Fund (Class IA)     Series      Estimated Combined
                                                                ---------------     ------      ------------------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases.......              None            None              None
Maximum Deferred Sales Charge (Load)........................         None            None              None

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)
Management Fees ............................................         0.43%            0.47%            0.43%
Distribution and/or Service (12b-1) Fees                             0.00%            0.00%            0.00%
Other Expenses .............................................         0.23%            0.04%            0.23%
    Fund Accounting Fees....................................         0.02%            0.00%            0.02%
    Administrative Fees.....................................         0.20%            0.00%            0.20%
    Other...................................................         0.01%            0.04%            0.01%
Total Annual Fund Operating Expenses........................         0.66%            0.51%            0.66%

                                                                   Hartford       Fortis         Hartford Class
                                                                    Bond        Diversified       IA Pro Forma
                                                                   HLS Fund       Income           Estimated
                                                                  (Class IA)      Series            Combined
                                                                  ----------    -----------      -------------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases.......              None            None              None
Maximum Deferred Sales Charge (Load)........................         None            None              None

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)
Management Fees ............................................         0.28%            0.48%            0.28%
Distribution and/or Service (12b-1) Fees                             0.00%            0.00%            0.00%
Other Expenses .............................................         0.23%            0.05%            0.23%
    Fund Accounting Fees....................................         0.02%            0.00%            0.02%
    Administrative Fees.....................................         0.20%            0.00%            0.20%
    Other...................................................         0.01%            0.05%            0.01%
Total Annual Fund Operating Expenses........................         0.51%            0.53%            0.51%


                                                                Hartford Global      Fortis      Hartford Class IA
                                                                  Leaders HLS        Global          Pro Forma
                                                                Fund (Class IA)   Growth Series  Estimated Combined
                                                                ---------------   -------------  ------------------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases.......             None            None              None
Maximum Deferred Sales Charge (Load)........................        None            None              None

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)
Management Fees ............................................         0.54%            0.70%            0.52%
Distribution and/or Service (12b-1) Fees                             0.00%            0.00%            0.00%
Other Expenses .............................................         0.27%            0.07%            0.25%
    Fund Accounting Fees....................................         0.02%            0.00%            0.02%
    Administrative Fees.....................................         0.20%            0.00%            0.20%
    Other...................................................         0.05%            0.07%            0.03%
Total Annual Fund Operating Expenses........................         0.81%            0.77%            0.77%

                                                                Hartford Growth      Fortis      Hartford Class IA
                                                                 and Income HLS     Growth &         Pro Forma
                                                                Fund (Class IA)   Income Series  Estimated Combined
                                                                ---------------   -------------  ------------------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases.......              None            None              None
Maximum Deferred Sales Charge (Load)........................         None            None              None

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)
Management Fees ............................................         0.55%            0.64%            0.53%
Distribution and/or Service (12b-1) Fees                             0.00%            0.00%            0.00%
Other Expenses .............................................         0.24%            0.05%            0.23%
    Fund Accounting Fees....................................         0.02%            0.00%            0.02%
    Administrative Fees.....................................         0.20%            0.00%            0.20%
    Other...................................................         0.02%            0.05%            0.01%
Total Annual Fund Operating Expenses........................         0.79%            0.69%            0.76%

                                                                 Hartford High     Fortis High   Hartford Class IA
                                                                 Yield HLS Fund    Yield Series     Pro Forma
                                                                   (Class IA)                    Estimated Combined
                                                                ---------------   -------------  ------------------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases.......              None            None              None
Maximum Deferred Sales Charge (Load)........................         None            None              None

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)
Management Fees ............................................         0.57%            0.50%            0.57%
Distribution and/or Service (12b-1) Fees                             0.00%            0.00%            0.00%
Other Expenses .............................................         0.24%            0.07%            0.23%
    Fund Accounting Fees....................................         0.02%            0.00%            0.02%
    Administrative Fees.....................................         0.20%            0.00%            0.20%
    Other...................................................         0.02%            0.07%            0.01%
Total Annual Fund Operating Expenses........................         0.81%            0.57%            0.80%

                                                                 Hartford Money    Fortis Money    Hartford Class IA
                                                                 Market HLS Fund   Market Series      Pro Forma
                                                                   (Class IA)                      Estimated Combined
                                                                ---------------   -------------  ------------------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases.......              None            None              None
Maximum Deferred Sales Charge (Load)........................         None            None              None

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)
Management Fees ............................................         0.25%            0.30%            0.25%
Distribution and/or Service (12b-1) Fees                             0.00%            0.00%            0.00%
Other Expenses .............................................         0.23%            0.04%            0.23%
    Fund Accounting Fees....................................         0.02%            0.00%            0.02%
    Administrative Fees.....................................         0.20%            0.00%            0.20%
    Other...................................................         0.01%            0.04%            0.01%
Total Annual Fund Operating Expenses........................         0.48%            0.34%            0.48%


                                                                 Hartford Index    Fortis S&P    Hartford Class IA
                                                                   HLS Fund         500 Index        Pro Forma
                                                                  (Class IA)         Series      Estimated Combined
                                                                ---------------   -------------  ------------------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases.......              None            None              None
Maximum Deferred Sales Charge (Load)........................         None            None              None

ANNUAL FUND OPERATING EXPENSES
Expenses That Are Deducted From Fund Assets (as a percentage of average net assets)
Management Fees ............................................         0.20%            0.40%            0.20%
Distribution and/or Service (12b-1) Fees                             0.00%            0.00%            0.00%
Other Expenses .............................................         0.23%            0.05%            0.23%
    Fund Accounting Fees....................................         0.02%            0.00%            0.02%
    Administrative Fees.....................................         0.20%            0.00%            0.20%
    Other...................................................         0.01%            0.05%            0.01%
Total Annual Fund Operating Expenses........................         0.43%            0.45%            0.43%

EXAMPLES

         The following examples are intended to help you compare the cost of investing in each Fortis Fund with the cost of investing in Class IA shares of the corresponding Hartford Fund. The examples are based on the expense tables above.

         The examples assume that a shareholder invests $10,000 in each Fund for the time periods indicated and then redeems all of the shareholder's shares at the end of those periods. Each example assumes that a shareholder's investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. (The examples do not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the Funds serve as investment vehicles.) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 Year             3 Years             5 Years           10 Years
                                                ------             -------             -------           --------
Hartford Advisers HLS Fund                       $67                 $211                $368              $822
Fortis Asset Allocation Series......             $52                 $164                $285              $640
Pro Forma Combined..................             $67                 $211                $368              $822

                                                1 Year             3 Years             5 Years           10 Years
                                                ------             -------             -------           --------
Hartford Bond HLS Fund..............             $52                 $164                $285              $640
Fortis Diversified Income Series....             $54                 $170                $296              $665
Pro Forma Combined..................             $52                 $164                $285              $640

                                                1 Year              3 Year             5 Years           10 Years
                                                ------              ------             -------           --------
Hartford Global Leaders HLS Fund....             $83                 $259                $450             $1,002
Fortis Global Growth Series.........             $79                 $246                $428              $954
Pro Forma Combined..................             $79                 $246                $428              $954

                                                1 Year              3 Year             5 Years           10 Years
                                                ------              ------             -------           --------
Hartford Growth and Income HLS Fund.             $81                 $252                $439              $978
Fortis Growth & Income Series.......             $70                 $221                $384              $859
Pro Forma Combined..................             $78                 $243                $422              $942

                                                1 Year              3 Year             5 Years           10 Years
                                                ------              ------             -------           --------
Hartford High Yield HLS Fund........             $83                 $259                $450             $1,002
Fortis High Yield Series............             $58                 $183                $318              $714
Pro Forma Combined..................             $82                 $255                $444              $990

                                                1 Year              3 Year             5 Years           10 Years
                                                ------              ------             -------           --------
Hartford Money Market HLS Fund......             $49                 $154                $269              $604
Fortis Money Market Series..........             $35                 $109                $191              $431
Pro Forma Combined..................             $49                 $154                $269              $604


                                                1 Year              3 Year             5 Years           10 Years
                                                ------              ------             -------           --------
Hartford Index HLS Fund.............             $44                 $138                $241              $542
Fortis S&P 500 Index Series.........             $46                 $144                $252              $567
Pro Forma Combined..................             $44                 $138                $241              $542

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF THE FORTIS FUNDS AND HARTFORD FUNDS


         This section compares the investment objectives, policies, strategies and principal risks of each Fortis Fund and the Hartford Fund into which it would be reorganized. The investment objectives of each Fortis Fund are substantially similar to those of its corresponding Hartford Fund. The investment objectives of the Fortis Funds are "non-fundamental," which means that they may be changed by the Fortis Funds' Board of Directors without shareholder approval. The investment objectives of the Hartford Funds are fundamental and may be changed only with the approval of the respective Hartford Fund's shareholders. Because corresponding Fortis Funds and Hartford Funds, with the exception of Fortis S&P 500 Index Series and Hartford Index HLS Fund, are being managed by the same investment adviser and sub-adviser and by the same team of portfolio managers, the investment policies, strategies and principal risks of each of these Fortis Funds are substantially identical to those of its corresponding Hartford Fund. Fortis S&P 500 Index Series is sub-advised by The Dreyfus Corporation and Hartford Index HLS Fund is sub-advised by HIMCO. Despite this difference in management, however, the investment policies, strategies and principal risks of these two Funds are also substantially identical, with each Fund using a passive investment approach that attempts to duplicate the investment performance of the Standard & Poor's 500 Composite Stock Price Index.

         In addition to the policies and strategies set forth below, each Hartford Fund and each Fortis Fund is subject to certain additional investment policies and limitations, described in their respective Statements of Additional Information. Reference is hereby made to the Prospectus and Statement of Additional Information of each Hartford Fund, and to the Prospectus and Statement of Additional Information of each Fortis Fund, which set forth in full the investment objectives, policies, strategies and limitations of each Hartford Fund and each Fortis Fund, all of which are incorporated herein by reference thereto.

FORTIS ASSET ALLOCATION SERIES                   THE HARTFORD ADVISERS HLS FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                            INVESTMENT OBJECTIVE:

Maximizing total return on invested              Maximum long-term total return.
capital, mainly from capital
appreciation, dividends and interest

INVESTMENT STRATEGY:

Each Fund allocates its assets among three categories:

         -        stocks,

         -        debt securities, and

         -        money market instruments.

The Funds favor stocks issued by high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, sustainable or increasing dividends, a strong management team and a globally competitive position.

The debt securities (other than money market instruments) in which the Funds primarily invest include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Ratings Services ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or if unrated, securities deemed by the sub-adviser to be of comparable quality). These debt securities include mortgage-backed securities issued by U.S. Government agencies and private entities. Neither Fund is restricted to any specific maturity term.

Each Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

PRINCIPAL RISKS:


You could lose money as a result of investing in either Fund.

Each Fund is subject to stock market risk, interest rate risk, credit risk, income risk, call risk, prepayment risk, extension risk, manager allocation risk and the risks of foreign investment.


Stock market risk means the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.

Interest rate risk refers to the possibility that an investment in a Fund may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Income risk is the potential for a decline in a Fund's income due to falling interest rates.

Each Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" - or repay - its bonds before their maturity date. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Because the Funds may invest significantly in mortgage-backed securities, they are subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages underlying a Fund's mortgage-backed securities. These prepayments pass through to the Fund, which must reinvest them at a time when interest rates on new mortgage-backed investments are falling, reducing the Fund's income. Extension risk is the risk that the rising interest rates could cause mortgage prepayments to slow, which could increase the interest rate sensitivity of a Fund's mortgage-backed securities.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.

Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in a fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

FORTIS DIVERSIFIED INCOME SERIES              THE HARTFORD BOND HLS FUND
-------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                         INVESTMENT OBJECTIVE:

To maximize total return from                 A high level of current income, consistent with a
income and market valuechange.                competitive total return, as compared to bond funds
                                              with similar investment objectives and policies, by
                                              investing primarily in debt securities.

INVESTMENT STRATEGY:

Each Fund invests in debt securities, including (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

Each Fund normally invests at least 80% of its total assets in investment grade debt securities. Each Fund may invest up to 20% of its total assets in securities rated in the highest category of below investment grade bonds, or securities which, if unrated, are determined by the Fund's sub-adviser to be of comparable quality. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds".

Each Fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although neither Fund has a maximum maturity restriction, each Fund tends to have an average maturity within the intermediate-term range which is typically defined as between five to ten years.

Each Fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The Funds will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Each Fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

PRINCIPAL RISKS:


You could lose money as a result of investing in either Fund.

The performance of the Funds will be affected by interest rates. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.


A Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments don't perform as the manager expects, a Fund could underperform its peers or lose money.

The Funds are subject to income risk, which is the potential for a decline in a Fund's income due to falling interest rates.

Each Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call"--or repay--its bonds before their maturity date. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Because the Funds may invest significantly in mortgage- and asset-backed securities, they are subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying a Fund's mortgage- and asset-backed securities. These prepayments pass through to the Fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the Fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the Funds' mortgage- and asset-backed securities.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the Funds more sensitive to market or economic shifts in the U.S. and abroad.


Each Fund may trade securities actively, which could increase its transaction costs and lower performance.


FORTIS GLOBAL GROWTH SERIES          THE HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                INVESTMENT OBJECTIVE:

Long-term capital appreciation.      Growth of capital by investing in stocks
                                     issued by companies worldwide.


INVESTMENT STRATEGY:

Each Fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the Funds invest are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, each Fund invests at least 65% of its total assets in common stock of high-quality growth companies worldwide. Under normal market and economic conditions, each Fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of a Fund's assets that may be invested in each country.

In recent years, the Hartford Fund's annual portfolio turnover rate has exceeded 200%. Although this has not been the case for the Fortis Fund, the portfolio turnover rates for the two Funds are expected to be substantially similar going forward since the Funds are now being managed by the same sub-adviser using the same investment strategies.

PRINCIPAL RISKS:


You could lose money as a result of investing in either Fund.

The value of each Fund may go down in response to overall stock market movements and trends.


Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The Funds emphasize high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The Funds' management strategy will influence their performance significantly. If a Fund invests in countries or regions that experience economic downturns, its performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, a Fund could underperform its peers or lose money.


Each Fund trades securities very actively, which increases its transaction costs and which could lower performance.


FORTIS GROWTH & INCOME SERIES             THE HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                     INVESTMENT OBJECTIVE:

Capital appreciation and                  Growth of capital and current income
current income.                           by investing primarily in stocks
                                          with earnings growth potential
                                          and steady or rising dividends.


INVESTMENT STRATEGY:

Each Fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by the Funds' sub-adviser. Fortis Growth & Income Fund invests primarily in the common stocks of large companies. Although Hartford Growth and Income Fund does not list investments in large companies as a principal strategy, the average capitalization of the companies in each Fund's portfolio is approximately the same (approximately $94 billion for each Fund as of December 31, 2001). Each Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

PRINCIPAL RISKS:


You could lose money as a result of investing in either Fund.

The value of each Fund may go down in response to overall stock market movements and trends.


Each Fund is subject to income risk, which is the potential that the yield from the Fund's investments will decrease.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

The Funds' management strategy will influence their performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing either Fund to underperform funds that focus on small- or medium-capitalization stocks. If a Fund's stock selection strategy doesn't perform as expected, the Fund could underperform its peers or lose money.

FORTIS HIGH YIELD SERIES                 THE HARTFORD HIGH YIELD HLS FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                    INVESTMENT OBJECTIVE:

To maximize total return.                To seek high current income
                                         by investing in non-investment
                                         grade debt securities. Growth
                                         of capital is a secondary
                                         objective.

INVESTMENT STRATEGY:

Each Fund normally invests at least 65% and may invest up to 100% of its portfolio in non-investment grade securities (securities rated "Ba" or lower by Moody's or "BB" or lower by S&P), or securities which, if unrated, are determined by the sub-adviser to be of comparable quality. Debt securities rated below investment grade are commonly referred to as "high yield -- high risk securities" or "junk bonds." Neither Fund will invest more than 10% of its total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by the sub-adviser. The Funds may invest in bonds of any maturity, although each Fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately five to ten years.

Each Fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Funds will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Each Fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

PRINCIPAL RISKS:


You could lose money as a result of investing in either Fund.

The performance of each Fund will be affected by interest rates. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.


Each Fund is also subject to credit risk, which depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risk. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

Either Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as a Fund expects, it could underperform its peers or lose money.

The Funds are subject to income risk, which is the potential for a decline in a Fund's income due to falling interest rates.

Each Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" - or repay - its bonds before their maturity date. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

High yield bonds and foreign securities may make the Funds more sensitive to market or economic shifts in the U.S. and abroad.

FORTIS MONEY MARKET SERIES                    THE HARTFORD MONEY MARKET HLS FUND
-----------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                         INVESTMENT OBJECTIVE:

To maximize current income to the extent      Maximum current income consistent
consistent with stability of principal.       with liquidity and preservation of capital.

INVESTMENT STRATEGY:

The Hartford Money Market HLS Fund seeks to maintain a stable share net asset value of $1.00 per share. Fortis Money Market Series does not attempt to maintain its net asset value at any set price. It does, however, attempt to maintain a high level of capital stability by investing only in U.S. dollar-denominated securities that mature in 397 days or less, except that obligations issued by the U.S. Government, its agencies or instrumentalities may have maturities of up to 762 days.

The Funds focus on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, are determined to be of comparable quality by the sub-adviser. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes and bonds;
(4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

PRINCIPAL RISKS:


Investments in the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although The Hartford Money Market HLS Fund seeks to preserve the value of your investment at $1.00 per share and Fortis Money Market Series attempts to maintain a high level of capital stability, it is possible to lose money by investing in either Fund.


The primary risks of these Funds are interest rate risk, credit risk, income risk, inflation risk and manager risk.

A rise in interest rates could cause a fall in the value of a Fund's securities.

Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value, and potentially the likelihood of repayment, of a Fund's securities.

Income risk is the potential for a decline in a Fund's income due to falling interest rates.

Inflation risk refers to the risk that, even if the principal value of an investment in a Fund remains constant, or the income from the investment remains constant or increases, their real value may be less in the future because of inflation. Thus, as inflation occurs, the purchasing power of your Fund shares may decline.

Manager risk refers to the risk that if the manager does not effectively implement a Fund's investment goal and style, the Fund could underperform its peers.

FORTIS S&P 500 INDEX SERIES                 THE HARTFORD INDEX HLS FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                       INVESTMENT OBJECTIVE:

To replicate the total return of the        To provide investment
Standard & Poor's 500                       results which approximate the
Composite Stock Price Index.                price and yield of publicly traded
                                            common stocks in the aggregate.

INVESTMENT STRATEGY:

Fortis S&P 500 Index Series

The Fortis Fund generally invests at least 95% of its total assets in the common stocks included in the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund may also use stock index futures contracts, options on such contracts and options on stock indices as a substitute for the sale or purchase of securities. The sub-adviser utilizes a passive investment approach, attempting to duplicate the investment performance of the Index through statistical procedures. The Fund expects to invest in all 500 stocks in the Index in proportion to their weighting in the Index. To the extent that the size of the Fund does not permit it to invest in all 500 stocks in the Index, the Fund will purchase a representative sample of stocks from each industry sector included in the Index in proportion to that industry's weighting in the Index.

Hartford Index HLS Fund

The Hartford Fund attempts to approximate the capital performance and dividend income of the Index. The portfolio manager generally invests in no fewer than 495 stocks. The Fund may also use stock index futures contracts, options on such contracts and options on stock indices as a substitute for the sale or purchase of securities. The sub-adviser selects stocks for the Fund's portfolio after taking into account their individual weights in the Index. The sub-adviser does not attempt to "manage" the Fund's portfolio in the traditional sense. Temporary cash balances may be invested in short-term money market instruments.

PRINCIPAL RISKS:


You could lose money as a result of investing in either Fund.

The value of each Fund may go down in response to overall stock market movements and trends.


Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

Large-capitalization stocks as a group could fall out of favor with the market, causing the Funds to underperform Funds that focus on small- or medium-capitalization stocks.

Each Fund's ability to replicate the performance of the Index may be affected by, among other things, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of Fund shares.

Each Fund uses an indexing strategy. They do not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock market performance.

If a Fund uses options and futures contracts it will be exposed to additional risks and transaction costs. There may be an imperfect correlation between the price of derivative instruments and movements in the prices of the securities.

COMPARISON OF POTENTIAL RISKS AND REWARDS:  PERFORMANCE INFORMATION


         The bar charts and tables below compare the potential risks and rewards of investing in the Fortis Funds and the Hartford Funds. Each bar chart provides an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year for the last ten years or since the Fund's inception. The tables show how each Fund's average annual total returns for one year, five years and ten years (or since inception) compare to the returns of a broad-based market index. Figures in the bar charts and tables do not include the effect of sales charges or other fees which may be applied at the variable life insurance or variable annuity product level. Any such sales charges or other fees will lower a Fund's performance. The figures assume reinvestment of dividends and distributions.


         Keep in mind past performance does not indicate future results. Prior to April 2, 2001, the Fortis Funds were managed by Fortis Advisers, Inc. Each Fortis Fund now has the same investment adviser and, with the exception of the Fortis S&P 500 Index Series, the same sub-adviser and portfolio managers, as its corresponding Hartford Fund.


         RISK/RETURN BAR CHARTS. The bar charts shown below show the variability of total returns on a calendar year-end basis for each Fortis Fund and its corresponding Hartford Fund. The charts are arranged alphabetically according to the name of the Hartford Fund. For the Hartford Funds, the total returns shown in the bar charts are those of Class IA shares.

HARTFORD ADVISERS HLS FUND

                                  [BAR CHART]

1992             8.30%
1993            12.25%
1994            -2.74%
1995            28.34%
1996            16.59%
1997            24.51%
1998            24.66%
1999            10.59%
2000            -0.75%
2001            -4.64%

BEST QUARTER:         13.92% (quarter ended 6/30/97)
WORST QUARTER:        -7.45% (quarter ended 9/30/01)



FORTIS ASSET ALLOCATION SERIES

                                  [BAR CHART]

         1992       6.95%
         1993       9.79%
         1994      -0.31%
         1995      21.97%
         1996      12.50%
         1997      20.24%
         1998      19.97%
         1999      19.56%
         2000       0.16%
         2001      -6.88%


BEST QUARTER:       18.26% (quarter ended 12/31/99)
WORST QUARTER:      -8.05% (quarter ended 3/31/01)

HARTFORD BOND HLS FUND

                                  [BAR CHART]

1992                    5.53%
1993                   10.24%
1994                   -3.95%
1995                   18.49%
1996                    3.52%
1997                   11.35%
1998                    8.15%
1999                   -2.02%
2000                   11.99%
2001                    8.68%

BEST QUARTER:             6.40% (quarter ended 6/30/95)
WORST QUARTER:           -3.40% (quarter ended 3/31/94)


FORTIS DIVERSIFIED INCOME SERIES

                                  [BAR CHART]

1992             7.08%
1993            12.76%
1994            -5.22%
1995            17.26%
1996             4.15%
1997            10.44%
1998             6.31%
1999            -1.68%
2000             7.48%
2001             6.68%

BEST QUARTER:         5.16% (quarter ended 3/31/93)
WORST QUARTER:       -3.79% (quarter ended 3/31/94)

HARTFORD GLOBAL LEADERS HLS FUND

                                [BAR CHART]

         1999      50.37%
         2000      -7.06%
         2001     -16.58%


BEST QUARTER:        32.82% (quarter ended 12/31/99)
WORST QUARTER:       -15.79% (quarter ended 9/30/01)


FORTIS GLOBAL GROWTH SERIES

                                  [BAR CHART]

         1993       17.92%
         1994       -2.98%
         1995       30.49%
         1996       19.10%
         1997        6.82%
         1998       11.36%
         1999       57.68%
         2000      -17.81%
         2001      -23.79%


BEST QUARTER:          39.86% (quarter ended 12/31/99)
WORST QUARTER:        -20.68% (quarter ended 3/31/01)

HARTFORD GROWTH AND INCOME HLS FUND

                                  [BAR CHART]

1999                21.82%
2000                -5.64%
2001                -8.02%

BEST QUARTER:             15.65% (quarter ended 12/31/99)
WORST QUARTER:            -15.51% (quarter ended 9/30/01)


FORTIS GROWTH & INCOME SERIES

                                  [BAR CHART]

1995       29.70%
1996       21.51%
1997       27.69%
1998       13.21%
1999       10.72%
2000        5.13%
2001       -9.57%

BEST QUARTER:        13.46% (quarter ended 12/31/99)
WORST QUARTER:      -15.78% (quarter ended 9/30/01)

HARTFORD HIGH YIELD HLS FUND

                                  [BAR CHART]

1999       4.70%
2000       1.03%
2001       2.69%


BEST QUARTER:        6.34% (quarter ended 12/31/01)
WORST QUARTER:       -4.10% (quarter ended 6/30/01)

FORTIS HIGH YIELD SERIES

                                  [BAR CHART]

1995      12.73%
1996      10.52%
1997       9.76%
1998       0.62%
1999       1.17%
2000      -6.40%
2001       1.19%

BEST QUARTER:        6.24% (quarter ended 12/31/01)
WORST QUARTER:      -5.28% (quarter ended 9/30/01)

HARTFORD MONEY MARKET HLS FUND

                                  [BAR CHART]

1992                3.63%
1993                2.94%
1994                3.95%
1995                5.74%
1996                5.18%
1997                5.31%
1998                5.25%
1999                4.89%
2000                6.10%
2001                3.87%

BEST QUARTER:        1.57% (quarter ended 12/31/00)
WORST QUARTER:       0.55% (quarter ended 12/31/01)


FORTIS MONEY MARKET SERIES

                                  [BAR CHART]

1992                 3.36%
1993                 2.77%
1994                 3.92%
1995                 5.71%
1996                 5.17%
1997                 5.34%
1998                 5.32%
1999                 4.96%
2000                 6.23%
2001                 3.91%


BEST QUARTER:       1.60% (quarter ended 12/31/00)
WORST QUARTER:      0.59% (quarter ended 12/31/01)

HARTFORD INDEX HLS FUND

                                  [BAR CHART]

1992                 6.82%
1993                 9.12%
1994                 0.94%
1995                36.55%
1996                22.09%
1997                32.61%
1998                28.06%
1999                20.49%
2000                -9.50%
2001               -12.31%

BEST QUARTER:          21.17% (quarter ended 12/31/98)

WORST QUARTER:        -14.81% (quarter ended 9/30/01)

FORTIS S&P 500 INDEX SERIES

                                  [BAR CHART]

1997                32.32%
1998                28.11%
1999                20.34%
2000                -9.53%
2001               -12.28%


BEST QUARTER:         21.19% (quarter ended 12/31/98)
WORST QUARTER:        -14.79% (quarter ended 9/30/01)

         AVERAGE ANNUAL TOTAL RETURN TABLES. The following tables show the Funds' average annual total returns over different periods ended December 31, 2001 and compare those returns to one or more broad-based market indexes. Total returns for the indexes shown do not reflect expenses or other fees the Securities and Exchange Commission requires to be reflected in the Funds' performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

         The tables are arranged alphabetically according to the name of the Hartford Fund. Please note that the average annual total return since a Fund's inception is only given for those Funds that have been in existence for less than ten calendar years.

            HARTFORD ADVISERS HLS FUND/FORTIS ASSET ALLOCATION SERIES

                                              1 year            5 years        10 years
                                              ------            -------        --------
Hartford Advisers HLS Fund (Class IA)          -4.64%            10.19%         11.14%

Fortis Asset Allocation Series                 -6.88%             9.97%          9.96%

S&P 500 Index(1)                              -11.88%            10.69%         12.91%

Lehman Brothers Aggregate
     Bond Index(2)                              8.44%             7.43%          7.23%

Lehman Brothers Government/
     Credit Bond Index(3)                       8.50%             7.37%          7.27%



(1) A market-capitalization weighted price index composed of 500 widely-held common stocks.

(2) An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

(3) A broad-based, unmanaged, market-value weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued, fixed-rate, nonconvertible, investment grade domestic corporate debt.


             HARTFORD BOND HLS FUND/FORTIS DIVERSIFIED INCOME SERIES

                                                      1 year             5 years            10 years
                                                      ------             -------            --------
Hartford Bond HLS Fund (Class IA)                      8.68%              7.51%              7.01%

Fortis Diversified Income Series                       6.68%              5.77%              6.34%

Lehman Brothers Aggregate
     Bond Index(1)                                     8.44%              7.43%              7.23%

Lehman Brothers Government/
     Credit Bond Index(2)                              8.50%              7.37%              7.27%

(1) An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

(2) A broad-based, unmanaged, market-value weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued, fixed-rate, nonconvertible, investment grade domestic corporate debt.

          HARTFORD GLOBAL LEADERS HLS FUND/FORTIS GLOBAL GROWTH SERIES


                                                                                   Since               Since
                                                                               Inception-Hartford      Inception
                                            1 year             5 years            Fund(1)            Fortis Fund(2)
                                            ------             -------         ------------------   -----------------
    Hartford Global Leaders HLS             -16.58%              N/A               14.14%               N/A
    Fund (Class IA)

    Fortis Global Growth Series             -23.79%             3.27%               N/A                9.08%

    MSCI Index(3)                           -16.52%             -3.05%             3.11%               9.62%

(1)  9/30/98

(2)  5/1/92

(3) A broad-based unmanaged market-capitalization weighted total return index which measures the performance of 25 developed country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.


        HARTFORD GROWTH AND INCOME HLS FUND/FORTIS GROWTH & INCOME SERIES

                                                                                   Since                Since
                                                                               Inception-Hartford      Inception
                                            1 year             5 years            Fund(1)              Fortis Fund(2)
                                            ------             -------         ------------------    --------------
    Hartford Growth and Income HLS          -8.02%               N/A               6.61%                N/A
    Fund (Class IA)

    Fortis Growth & Income Series           -9.57%              8.76%               N/A                  12.34%

    S&P 500 Index(3)                        -11.88%             10.69%             2.74%                 14.99%

(1)   5/29/98

(2)   5/2/94

(3) A market capitalization weighted price index composed of 500 widely held common stocks.

             HARTFORD HIGH YIELD HLS FUND/FORTIS HIGH YIELD SERIES

                                                                                    Since                Since
                                                                                Inception-Hartford    Inception-Fortis
                                              1 year             5 years           Fund (1)              Fund (2)
                                              ------             -------        ------------------    ----------------
    Hartford HighYield HLS Fund                2.69%               N/A              3.72%                  N/A
    (Class IA)

    Fortis High Yield Series                   1.19%              1.14%              N/A                  3.57%

    Lehman High Yield                          5.28%              3.11%             1.11%                 6.07%
         Corporate Index(3)

(1)  9/30/98

(2)  5/2/94

(3) A broad-based, market-value weighted index that tracks the total return performance of non-investment grade, fixed-rated, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


            HARTFORD MONEY MARKET HLS FUND/FORTIS MONEY MARKET SERIES

                                                1 year            5 years            10 years
                                                ------            -------            --------
    Hartford Money Market HLS Fund               3.87%             5.09%              4.69%
    (Class IA)

    Fortis Money Market Series                   3.91%             5.15%              4.66%

    60-Day Treasury Bill Index(1)                3.50%             4.87%              4.57%

(1)  An unmanaged index of short-term treasury bills.


               HARTFORD INDEX HLS FUND/FORTIS S&P 500 INDEX SERIES

                                                                                                       Since
                                                                                                   Inception-Fortis
                                              1 year             5 years           10 years          Fund (1)
                                              ------             -------           --------        ----------------
    Hartford Index HLS Fund (Class            -12.31%            10.18%             12.28%              N/A
    IA)

    Fortis S&P 500 Index Series               -12.28%            10.11%              N/A              11.47%

    S&P 500 Index(2)                          -11.88%            10.69%             12.91%            12.10%


(1)   5/1/96

(2) A market-capitalization weighted price index composed of 500 widely held common stocks.

COMPARISON OF OPERATIONS

         INVESTMENT ADVISORY AGREEMENTS. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager of each of the Hartford Funds. HL Advisors also has acted as the investment manager of each of the Fortis Funds since the Fortis Funds' previous adviser, Fortis Advisers, Inc., was acquired by The Hartford Life and Accident Insurance Company on April 2, 2001 (the "Acquisition"). HL Advisors is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $181.2 billion in assets as of December 31, 2001. HL Advisors had over $45 billion in assets under management as of December 31, 2001. HL Advisors is responsible for the management of each Hartford Fund and each Fortis Fund and supervises the activities of the investment sub-advisers described below. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

         Wellington Management Company, LLP is the investment sub-adviser to Hartford Advisers HLS Fund, Hartford Global Leaders HLS Fund, and Hartford Growth and Income HLS Fund. Since the Acquisition, Wellington Management also has acted as the investment sub-adviser to each corresponding Fortis Fund:
Fortis Asset Allocation Series, Fortis Global Growth Series, and Fortis Growth & Income Series. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2001, Wellington Management had investment management authority over approximately $311 billion in assets. Wellington Management is principally located at 75 State Street, Boston Massachusetts 02109.

         The Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to Hartford High Yield HLS Fund, Hartford Bond HLS Fund and Hartford Money Market HLS Fund and, since the Acquisition, to the corresponding Fortis Funds: Fortis High Yield Series, Fortis Diversified Income Series and Fortis Money Market Series. HIMCO also acts as the sub-adviser to Hartford Index HLS Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly owned subsidiary of The Hartford. As of December 31, 2001, HIMCO and its wholly owned subsidiary had investment authority over approximately $75.4 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

         The same individuals from either Wellington Management or HIMCO who are primarily responsible for the day-to-day management of a Hartford Fund are also responsible for the day-to-day management of the corresponding Fortis Fund.

         While Hartford Index HLS Fund is sub-advised by HIMCO, its corresponding Fortis Fund, Fortis S&P 500 Index Series, is sub-advised by The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages one of the nation's leading mutual fund complexes, with more than $180 billion in over 190 mutual fund portfolios as of December 31,2001. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.6 trillion of assets under management, administration or custody as of December 31, 2001, including approximately $545 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

         OTHER SERVICE PROVIDERS. The Hartford Funds and the Fortis Funds have the same transfer agent and custodian, and different distributors and independent accountants. The distributor for shares of the Hartford Funds has been approved as the distributor of any series of Fortis Series Fund, Inc. not participating in the Reorganization, effective May 2002. In all cases, the types of services provided to the Hartford Funds and the Fortis Funds under these service arrangements are substantially similar.

                                                    HARTFORD FUNDS                          FORTIS FUNDS
                                                    --------------                          ------------
Distributor                              Hartford Securities Distribution       Woodbury Financial Services
                                         Company

Transfer Agent                           Hartford Administrative Services       Hartford Administrative Services
                                         Company (known as Fortis Advisers,     Company
                                         Inc. prior to the Acquisition)

Custodian                                State Street Bank and Trust Company    State Street Bank and Trust Company

Independent Accountants                  Arthur Andersen LLP                    KPMG LLP

         PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES. Fortis Fund shares are currently sold to separate accounts (the "Fortis Accounts") of Fortis Benefits and First Fortis and Hartford Fund shares are currently sold to separate accounts (the "Hartford Accounts") of Hartford Life and its affiliates, in each case as investment options for certain variable life insurance and variable annuity contracts issued by those companies. The Hartford Funds also offer their shares to certain qualified retirement plans (the "Plans").

         Shares of the Hartford Funds are sold in a continuous offering to the Hartford Accounts and the Plans, and shares of the Fortis Funds are sold in a continuous offering to the Fortis Accounts. Hartford Accounts and the Plans purchase and redeem Class IA shares of the Hartford Funds at net asset value without sales or redemption charges. Similarly, Fortis Accounts purchase and redeem Fortis Fund shares at net asset value without sales or redemption charges.

         For each day on which a Fund's net asset value is calculated, the Fortis Accounts or the Hartford Accounts , as the case may be (collectively, the "Accounts"), transmit to the respective Fortis Fund or Hartford Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by the respective insurance company as of that day. Similarly, the Plans transmit to a Hartford Fund any orders to purchase or redeem shares of the Fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the Funds at the net asset value per share calculated as of the day that the Funds receive the order.

         Owners of the variable contracts issued by Fortis Benefits and First Fortis and by Hartford Life and its affiliates may exchange shares only among those funds which are indicated in the respective variable contract prospectus.

         DIVIDENDS AND OTHER DISTRIBUTIONS. The Fortis Accounts receive any dividends or distributions of the Fortis Funds and the Hartford Accounts and the Plans receive any dividends or distributions of the Hartford Funds. The current policy of each Hartford Fund, except Hartford Money Market Fund, is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year. Hartford Money Market Fund declares dividends on a daily basis and pays them monthly. Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. The current policy of each Fortis Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.


                                TAX CONSEQUENCES


         As a condition to the Reorganization, each Hartford Fund and each Fortis Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that neither the Hartford Fund nor the Fortis Fund nor the shareholders of the Fortis Fund will recognize any gain or loss. The tax basis of the Hartford Fund's shares received by the Fortis Fund's shareholders will be the same as the tax basis of their shares in the Fortis Fund.

                      INFORMATION ABOUT THE REORGANIZATION

CONSIDERATIONS BY THE BOARD OF DIRECTORS OF THE FORTIS FUNDS

         The Board of Directors of the Fortis Funds believes that the proposed Reorganization is in the best interests of each Fortis Fund and its shareholders and that the interests of the Fortis Fund shareholders will not be diluted as a result of the Reorganization. The Board first considered engaging in such transactions with the Hartford Funds at in-person meeting of the Board of Directors held on June 20, 2001. At this meeting, representatives of Hartford Life and its affiliates discussed the proposed Reorganization with the Board in general terms. These representatives also presented certain preliminary information to the Board, including comparative performance, expense and asset size information for the Hartford Funds and the Fortis Funds. In considering the proposed Reorganization, the Board was advised at all formal meetings by the Fortis Funds' outside legal counsel.

         The Board met again in person on August 2, 2001 to receive additional information concerning the Reorganization. At this meeting, the Board (including all of the directors who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) unanimously approved the Reorganization, subject to the satisfaction of certain conditions including their review and approval of the Plan. On August 10, 2001, four independent directors of the Fortis Funds met informally in person with four independent directors of the Hartford Funds. The Fortis Fund independent directors then met telephonically on August 24, 2001, to discuss the status of the conditions to their approval. The Board subsequently reviewed and unanimously approved the Reorganization and Plan at an in-person meeting (with two directors attending telephonically) held September 26, 2001, and recommended its approval by Fortis Fund shareholders. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of each Fortis Fund and that the interests of Fortis Fund shareholders would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered the following factors:

         - The investment objectives of the Fortis Funds and their corresponding Hartford Funds are substantially similar and their investment policies and strategies are substantially identical. In addition, corresponding Fortis Funds and Hartford Funds, with the exception of Fortis S&P 500 Index Series and Hartford Index HLS Fund, are managed by the same portfolio managers. Thus, the Reorganization will enable Fortis Fund shareholders to continue their current investment programs without substantial disruption.

         - The Reorganization will result in each surviving Fund having a larger asset base. Thus, the Reorganization may give Fortis Fund shareholders and Fortis Contract Owners the benefit of economies of scale.

         - Fortis Fund shareholders and Fortis Contract Owners will not have to pay any federal income tax solely as a result of the Reorganization.

         - Hartford Life or the applicable Hartford Fund will be responsible for the payment of the expenses related to consummating the Reorganization.

         - The proposed Reorganization will be effected on the basis of the relative net asset values of the Hartford Funds and their corresponding Fortis Funds, so that Fortis Fund shareholders will receive Hartford Fund shares having a total net asset value equal to the total net asset value of their Fortis Fund shares as of the closing of the Reorganization.

         - The Board noted that Hartford Fund expense ratios are significantly higher in the combinations involving Fortis Asset Allocation Series, Fortis Growth & Income Series, Fortis High Yield Series and Fortis Money Market Series. The Board also noted, however, that the expense structures of the Hartford Funds are competitive and within industry norms and the Board determined that, in each case, the expected benefits to Fortis Fund shareholders more than outweigh the increased expenses.

         The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

         Under Minnesota law and the Fortis Funds' organizational documents, the directors of each Fortis Fund are entitled to be indemnified by the applicable fund for certain liabilities they may incur in connection with their service as directors. Under the Plan, each Hartford Fund is required to assume all of the liabilities of its corresponding Fortis Fund, including any obligation of the Fortis Fund to indemnify the Fortis Fund directors.

         The Board of Directors of the Hartford Funds (including a majority of the Directors who are not "interested persons," as that term is defined in the 1940 Act), approved the Plan on August 9, 2001. The Board has unanimously concluded that consummation of the Reorganization is in the best interests of the Hartford Funds and the shareholders of the Hartford Funds and that the interests of Hartford Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.

DESCRIPTION OF THE PLAN OF REORGANIZATION

         The Plan provides that your Fortis Fund will transfer all its assets and liabilities to a corresponding Hartford Fund in exchange solely for the Hartford Fund's shares to be distributed pro rata by the Fortis Fund to its shareholders in complete liquidation of the Fortis Fund on or about April 30, 2002 (the "Closing Date"). The value of each Fortis Fund's assets to be acquired by the Hartford Fund shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (the "Closing"). Fortis Fund shareholders will become shareholders of the corresponding Hartford Fund as of the Closing, and will be entitled to the Hartford Fund's next dividend distribution thereafter. Fortis Fund shareholders will receive Hartford Fund Class IA shares having a total net asset value equal to the total net asset value of their Fortis Fund shares as of the Closing.

         Each of the Fortis Funds is a series of Fortis Series Fund, Inc. Under Minnesota law, it is necessary for the shareholders of each Fortis Fund to approve an amendment to the articles of incorporation of Fortis Series Fund, Inc. in order to effect the Reorganization of that Fund. This is necessary in order to bind all shareholders of the Fortis Fund to the Reorganization and, in particular, to bind them to the cancellation and retirement of their outstanding Fortis Fund shares. A vote in favor of the Reorganization also will be deemed a vote in favor of the amendment to the articles of incorporation of Fortis Series Fund, Inc. needed to effect the Reorganization. The form of such amendment is included as a schedule to the forms of Plan which are attached hereto as Appendix A and Appendix B. It is a condition to the consummation of the Reorganization of each of the Fortis Funds that such amendment has been duly filed with the Minnesota Secretary of State. This condition cannot be waived.

         On or before the Closing, each Fortis Fund will declare and pay a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.

         Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance reasonably satisfactory to the Fortis Funds and the Hartford Funds, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Fortis Fund shareholders prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

         Under the Plan, Hartford Life or the applicable Hartford Funds are responsible for the payment of the expenses related to consummating the Reorganization. Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Fortis Fund shareholders and Fortis Contract Owners and the costs of holding the Special Meeting (as hereinafter defined).


         The foregoing description of the Plan entered into between the Hartford Funds and the Fortis Funds is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Appendix A and incorporated herein by reference thereto.

DESCRIPTION OF HARTFORD FUND SHARES

         Full and fractional Class IA shares of the Hartford Funds will be issued in the Reorganization to the Fortis Fund shareholders in accordance with the procedures described above. Shares of the Hartford Funds to be issued to Fortis Fund shareholders under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Hartford Fund into which your Fortis Fund will be reorganized, provided with this Prospectus/Proxy Statement, for additional information about shares of the Hartford Fund.

FEDERAL INCOME TAX CONSEQUENCES

         As a condition to each Reorganization, the participating Hartford Fund and Fortis Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization will qualify as a "reorganization" under section 368(a)(1) of the Code, and the Hartford Fund and the Fortis Fund involved therein each will be "a party to a reorganization" within the meaning of section 368(b) of the Code; (2) the Fortis Fund will recognize no gain or loss on the transfer of its assets to the Hartford Fund in exchange solely for the Hartford Fund's shares or on the subsequent distribution of those shares to the Fortis Fund's shareholders in exchange for their Fortis Fund shares; (3) the Hartford Fund will recognize no gain or loss on its receipt of those assets in exchange solely for its shares;
(4) the Hartford Fund's basis in those assets will be the same as the Fortis Fund's basis therein immediately before the Reorganization, and the Hartford Fund's holding period for those assets will include the Fortis Fund's holding period therefor; (5) a Fortis Fund shareholder will recognize no gain or loss on the constructive exchange of the shareholder's Fortis Fund shares solely for Hartford Fund shares pursuant to the Reorganization; and (6) a Fortis Fund shareholder's aggregate basis in the Hartford Fund shares received by the shareholder in the Reorganization will be the same as the aggregate basis in the shareholder's Fortis Fund shares to be constructively surrendered in exchange for those Fortis Fund shares, and the shareholder's holding period for those Hartford Fund shares will include the shareholder's holding period for those Fortis Fund shares, provided the shareholder holds them as capital assets at the time of the Reorganization.

         You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Fortis Funds nor the Hartford Funds expect to obtain a ruling from the IRS regarding the tax consequences of the Reorganizations. Accordingly, if the

IRS sought to challenge the tax treatment of any Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the participating Fortis Fund, followed by the taxable liquidation thereof.

         Because the investment policies and practices of the Hartford Funds are substantially identical to those of their corresponding Fortis Funds, the Hartford Funds do not anticipate that taxable sales involving significant amounts of securities of the combined portfolios will have to be made after the Reorganizations.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

         The Fortis Funds are currently series of Fortis Series Fund, Inc. ("Fortis Series Fund"), a Minnesota corporation, whereas the Hartford Funds are either Maryland corporations or series of a Maryland corporation. At a special meeting of the shareholders of Fortis Series Fund held on May 31, 2001, as adjourned to June 21, 2001, shareholders of each series of Fortis Series Fund approved the reorganization of such series as series of a Maryland corporation (the "Reincorporations"). The Reincorporations have not yet taken place, and it is expected that they will be consummated only with respect to those series of Fortis Series Fund that are not parties to the Reorganization. As a result, there currently are some differences between the governing documents and laws applicable to the Fortis Funds and the Hartford Funds, which are summarized below. Nevertheless, if any of the Fortis Funds do not approve the Reorganization, it is anticipated that they will be reorganized as series of a Maryland corporation with governing documents substantially similar to those of the Hartford Funds.

         Except as otherwise noted below, the provisions of Minnesota law and the Articles of Incorporation (the "Fortis Articles") and Bylaws ("Fortis Bylaws") of each Fortis Fund are substantially similar to the provisions of Maryland law and the Articles of Incorporation ("Hartford Articles") and Bylaws ("Hartford Bylaws") that govern the Hartford Funds.

         MEETINGS OF SHAREHOLDERS. Neither the Fortis Articles and Fortis Bylaws nor the Hartford Articles and Hartford Bylaws require a Fortis Fund or Hartford Fund to hold annual shareholder meetings for matters such as the election of directors, although the provisions of the 1940 Act may effectively require that a Fortis Fund or Hartford Fund call special shareholder meetings from time to time. Under Minnesota law, if a regular meeting has not been held during the immediately preceding fifteen months, a holder or holders of 3% or more of the voting power of all shares entitled to vote may demand a regular meeting of shareholders in writing. In contrast, Maryland law does not grant shareholders the right to demand an annual meeting.

         Under Minnesota law, the chief executive officer, the chief financial officer, two or more directors, or shareholders holding at least 10% of the shares entitled to vote have the right to call (or cause to be called) a special meeting of the shareholders. A special meeting for the purpose of considering any action directly or indirectly to facilitate or effect a business combination, including any action to change or otherwise affect the composition of the board of directors for that purpose, may be called by the chief executive officer, the chief financial officer, two or more directors, or shareholders holding at least 25% of the shares entitled to vote.

         By contrast, the Hartford Bylaws state that a special meeting of the shareholders may be called by the president, three or more directors, or, upon the written request of shareholders entitled to cast 10% of the votes at such special meeting, by the secretary.

         QUORUMS. The Fortis Bylaws provided that ten percent (10%) of the shares entitled to vote constitutes a quorum at a shareholders' meeting. In contrast, the Hartford Bylaws provide that a majority of the shares entitled to vote constitutes a quorum at a meeting of the shareholders. Unlike the Fortis Bylaws, which provide that a majority of directors (in the absence of any vacancy on the board) constitutes a quorum for a meeting of the board of directors, the Hartford Bylaws provide that one-third of the directors (but no fewer than two) constitutes a quorum for a meeting of the board of directors.

         NUMBER OF DIRECTORS. The Fortis Articles and Fortis Bylaws provide for a minimum of three directors (but no fewer than the number of record holders of the Fund's stock). The shareholders or the board of directors may increase or decrease the number of directors as permitted by law. The Hartford Articles provide that the number of directors shall initially be one and may be increased or decreased by a majority of the board of directors or by the shareholders at a meeting of the shareholders, but shall not be greater than twenty.

         REMOVAL OF DIRECTORS. The Fortis Bylaws provide that the removal of directors shall be governed by Minnesota law, which provides that a director may be removed with or without cause at any time by the affirmative vote of the holders of a majority of the voting power of all shares entitled to vote on the election of directors. In addition, under Minnesota law, a director who was named by the board of directors to fill a vacancy may be removed by vote of a majority of the remaining directors, provided that the shareholders have not elected directors in the interval between the time of appointment and the time of removal. Similarly, pursuant to Maryland law, any director may be removed with or without cause at any meeting of shareholders at which a quorum is present by the affirmative vote of a majority of the votes entitled to be cast generally for the election of directors.

         INDEMNIFICATION. The Fortis Articles provide that a Fortis Fund shall indemnify its directors, officers, and employees to the full extent permitted by Minnesota law, provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the 1940 Act. Under Minnesota law, a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the person's position with the corporation against liabilities arising from such proceeding if it is established that (i) the person acted in good faith, (ii) the person received no improper personal benefit, (iii) in the case of a criminal proceeding, the person had no reasonable cause to believe the act or omission was unlawful, (iv) the person had not otherwise been indemnified by another organization, and (v) the person reasonably believed that the conduct was in (or, in certain cases, not opposed to) the best interests of the corporation.

         Minnesota law also provides that indemnification is not payable by a corporation unless a determination has been made that the person has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the shareholders. With respect to persons who are not directors, officers, or controlling persons of a Fortis Fund, such determination may be made by a committee of the board of directors. If an adverse determination or no determination is made under the foregoing provisions, then the matter may be submitted to a court.

         Under Minnesota law, indemnification expenses may be paid in advance of the final disposition if (1) the applicable person provides (a) a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification has been met and (b) a written undertaking, which need not be secured, to repay the amount if it is determined that the standard of conduct has not been met and (2) a determination is made that the facts then known to those making the determination would not preclude indemnification under the statute. Under Minnesota law, any corporation that indemnifies or advances expenses to a person with regard to a proceeding by or on behalf of the corporation shall report that indemnification or advance to its shareholders no later than the next meeting of the shareholders.

         The Hartford Articles provide that each Hartford Fund shall indemnify
(i) its directors and officers, to the full extent required or permitted by the Maryland General Corporation Law and the federal securities law, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the board of directors or the Hartford Bylaws and as permitted by law. Maryland law prescribes the circumstances under which a director may be indemnified. Agents may be indemnified and advanced expenses to the same extent as directors, as determined by the board of directors.

         Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service to the corporation unless it is established that (i) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a "Corporate Liability") or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director's official capacity (a "Personal Liability").

         Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the shareholders. Upon the application of a director, a court may order indemnification if it determines that (i) such director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the director's expenses in cases involving Corporate Liability or Personal Liability.

         Under Maryland law, indemnification expenses may be paid in advance of the final disposition if a director provides (i) a written affirmation of his good faith belief that the standard of conduct necessary for indemnification has been met and (ii) a written undertaking to repay the amount if it is determined that the standard of conduct has not been met. This undertaking need not be secured.

         PERSONAL LIABILITY OF DIRECTORS AND OFFICERS. The Fortis Articles provide that, to the fullest extent permitted by the Minnesota Business Corporation Act and the 1940 Act, a director of a Fortis Fund shall not be liable to the Fund or its shareholders for monetary damages for breach of fiduciary duty as a director. Under Minnesota law, a director may not be excused from personal liability (1) for breach of the director's duty of loyalty to the Fund or its shareholders, (2) for acts or omissions not in good faith or that involve intentional misconduct for knowing violation of law, (3) for any transaction in which the director derived a personal benefit, or (4) for his or her violation of certain Minnesota securities laws or participation or acquiescence in a distribution that was illegal under Minnesota law. Under the 1940 Act, a director or officer may not be excused from personal liability for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Minnesota law does not permit a corporation to excuse its officers from personal liability for breach of fiduciary duty.

         In contrast, the Hartford Articles provide that, to the fullest extent permitted by Maryland law and the 1940 Act, no director or officer of a Hartford Fund shall be personally liable to the Fund or its shareholders for money damages; provided, however, that a director or officer may be personally liable for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Under Maryland law, a director or officer may not be excused from personal liability for a fiduciary breach (1) where he or she is proved to have actually received an improper benefit or profit in money, property, or services actually received or (2) to the extent that an adverse judgment or other final adjudication is entered in a proceeding against such director or officer based on a finding in the proceeding that such person's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

         SHAREHOLDER LIABILITY. Minnesota law provides that a shareholder is under no obligation to the corporation or its creditors with respect to his or her shares, except to pay to the corporation the full consideration for which the shares were issued. However, a shareholder who receives a distribution made in violation of Minnesota law is liable to the extent that the distribution received by the shareholder exceeded the amount that could properly have been paid under Minnesota law. Under Maryland law, shareholders who have paid the subscription price for their stock have no personal liability for acts or obligations of the corporation, except to the extent that liability is imposed under any other provision of Maryland law.

         DISSOLUTION. Under Minnesota law, a corporation may be dissolved at a meeting of the shareholders by vote of the majority of the shares entitled to vote. However, this provision is not available to dissolve a separate series of a Minnesota corporation without dissolving the corporation itself, which would be the case if one or more other series of the corporation remained or might remain outstanding after the dissolution of the series in question. Under Maryland law, a Hartford Fund may be dissolved, upon submission of a resolution by the majority of the board of directors at a meeting of the shareholders, by the affirmative vote of two-thirds of all the votes entitled to be cast on such resolution.

         AMENDMENTS. Pursuant to Minnesota law, the Fortis Articles may be amended upon approval, by the affirmative vote of the holders of the greater of
(1) a majority of the voting power of the shares present and entitled to vote or
(2) a majority of the voting power of the minimum number of the shares entitled to vote that would constitute a quorum for the transaction of business at the meeting, of a resolution (a) proposed by the affirmative vote of a majority of the directors present at a meeting of the board of directors, or (b) proposed by a shareholder or shareholders holding 3% or more of the voting power of the shares entitled to vote; provided, however, that if the articles provide for a larger proportion or number to transact a specified type of business at a meeting, the affirmative vote of that larger proportion or number is necessary to amend the articles to decrease the proportion or number necessary to transact business. The Fortis Bylaws may be amended by the shareholders (upon a proposal by a shareholder or shareholders holding 3% or more of the shares entitled to vote) or by the board of directors (unless reserved to the shareholders by the Fortis Bylaws or by Minnesota law), subject to the power of the shareholders to repeal such an amendment.

         In contrast, the Hartford Articles may only be amended upon adoption of a resolution to that effect by the board of directors and approval of such resolution by the holders of a majority of the shares entitled to vote. Maryland law, however, permits the directors to amend the Hartford Articles without shareholder approval to (1) increase or decrease the aggregate number of shares of stock, or the number of shares of stock of any class, that a Hartford Fund has authority to issue, or (2) to change a Hartford Fund's name or aggregate par value, or the name or par value of any series or class of a Hartford Fund. The Hartford Bylaws may be amended by a majority of the board of directors or, at a meeting of the shareholders, by the holders of a majority of the shares entitled to vote.


                                 CAPITALIZATION


         The following tables set forth the unaudited capitalization of each Fortis Fund and of the Hartford Fund into which the Fortis Fund will be reorganized as of December 31, 2001:

                                                                          FORTIS                   HARTFORD
                                         HARTFORD ADVISERS           ASSET ALLOCATION              PRO FORMA
                                             HLS FUND                    SERIES                    COMBINED
                                         ----------------            ---------------            --------------
Net Assets (in thousands)                $   12,357,769               $   541,488               $   12,899,257
Net Asset Value Per Share
    Class IA/Fortis Shares               $         2.34               $     15.74               $         2.34
    Class IB                             $         2.36                       N/A               $         2.36
Shares Outstanding
    Class IA/Fortis Shares                5,050,524,170                34,399,038                5,281,569,846
    Class IB                                220,853,000                       N/A                  220,853,000

                                                                                                    HARTFORD
                                         HARTFORD BOND              FORTIS DIVERSIFIED             PRO FORMA
                                           HLS FUND                 INCOME SERIES                   COMBINED
                                         --------------               ----------               --------------
Net Assets (in thousands)                $    1,701,952               $   91,805               $    1,793,757
Net Asset Value Per Share
    Class IA/Fortis Shares               $         1.15               $    10.63               $         1.15
    Class IB                             $         1.14                      N/A               $         1.14
Shares Outstanding
    Class IA/Fortis Shares                1,352,321,297                8,634,151                1,432,433,762
    Class IB                                133,195,111                      N/A                  133,195,111

                                            HARTFORD                    FORTIS                  HARTFORD
                                          GLOBAL LEADERS            GLOBAL GROWTH               PRO FORMA
                                            HLS FUND                   SERIES                   COMBINED
                                         ----------------          --------------             -------------
Net Assets (in thousands)                $    534,017               $   275,102               $    809,119
Net Asset Value Per Share
    Class IA/Fortis Shares               $       1.44               $     18.18               $       1.44
    Class IB                             $       1.44                       N/A               $       1.44
Shares Outstanding
    Class IA/Fortis Shares                335,877,392                15,134,897                526,526,518
    Class IB                               34,275,000                       N/A                 34,275,000


                                            HARTFORD                    FORTIS                   HARTFORD
                                         GROWTH AND INCOME         GROWTH & INCOME               PRO FORMA
                                            HLS FUND                   SERIES                     COMBINED
                                         ----------------          --------------             -------------
Net Assets (in thousands)                $    462,612               $   229,448               $    692,060
Net Asset Value Per Share
    Class IA/Fortis Shares               $       1.17               $     16.28               $       1.17
    Class IB                             $       1.17                       N/A               $       1.17
Shares Outstanding
    Class IA/Fortis Shares                354,859,980                14,094,503                550,578,968
    Class IB                               39,925,117                       N/A                 39,925,117

                                         HARTFORD HIGH                                         HARTFORD
                                             YIELD                 FORTIS HIGH                PRO FORMA
                                           HLS FUND                YIELD SERIES                COMBINED
                                         ------------               ----------               ------------
Net Assets (in thousands)                $    152,945               $   50,006               $    202,951
Net Asset Value Per Share
    Class IA/Fortis Shares               $       0.96               $     6.82               $       0.96
    Class IB                             $       0.96                      N/A               $       0.96
Shares Outstanding
    Class IA/Fortis Shares                131,784,281                7,329,793                183,655,401
    Class IB                               26,951,011                      N/A                 26,951,011


                                          HARTFORD MONEY                 FORTIS                    HARTFORD
                                            MARKET HLS                MONEY MARKET                PRO FORMA
                                              FUND                       SERIES                    COMBINED
                                         --------------              -------------              --------------
Net Assets (in thousands)                $    2,019,649               $   142,480               $    2,162,129
Net Asset Value Per Share
    Class IA/Fortis Shares               $         1.00               $     11.23               $         1.00
    Class IB                             $         1.00                       N/A               $         1.00
Shares Outstanding
    Class IA/Fortis Shares                1,867,520,000                12,688,372                2,010,000,000
    Class IB                                152,129,000                       N/A                  152,129,000


                                                                        FORTIS                    HARTFORD
                                         HARTFORD INDEX              S&P 500 INDEX                PRO FORMA
                                           HLS FUND                     SERIES                      COMBINED
                                         --------------               -----------               --------------
Net Assets (in thousands)                $    2,022,417               $   321,027               $    2,343,444

Net Asset Value Per Share
    Class IA/Fortis Shares               $         3.18               $     17.03               $         3.18
    Class IB                             $         3.18                       N/A               $         3.18
Shares Outstanding
    Class IA/Fortis Shares                  621,223,000                18,855,024                  722,174,459
    Class IB                                 14,504,000                       N/A                   14,504,000

            INFORMATION ABOUT THE HARTFORD FUNDS AND THE FORTIS FUNDS

HARTFORD FUNDS

         A discussion of the performance of each of the Hartford Funds (other than Hartford Money Market Fund) during the fiscal year ended December 31, 2001 is included in this Prospectus/Proxy Statement as Appendix C. Financial highlights for the Hartford Funds are included as Appendix D.

         The Hartford Funds are subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Hartford Funds can be obtained by calling or writing the Hartford Funds at:

                         The Hartford Mutual Funds, Inc.
                                 P.O. Box 64387
                         St. Paul, Minnesota 55164-0387
                                 1-888-843-7824

Copies can also be inspected and copied by the public at the following locations of the SEC:

       Public Reference Room                     Midwest Regional Office
      450 Fifth Street, N.W.                   Citicorp Center, Suite 1400
             Room 1024                           500 West Madison Street
      Washington, D.C. 20549                     Chicago, Illinois 60661

         Copies of the information also may be obtained by mail from the Public Reference Section of the SEC, 450 Fifth Street, N.W., Room 1024, Washington D.C. 20549, at prescribed rates. Further information on the operations of the public reference facilities may be obtained by calling 1-800-SEC-0330. In addition, the SEC maintains an Internet site that contains copies of the information. The address of the site is HTTP://www.sec.gov.

FORTIS FUNDS



         The Fortis Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Fortis Funds can be obtained by calling or writing the Fortis Funds at:

                    Hartford Administrative Services Company
                                 P.O. Box 64387
                         St. Paul, Minnesota 55164-0387
                         1-800-800-2000, extension 3012

Copies can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION

         This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Directors of the Fortis Funds of voting instruction forms for use at the Special Meeting of Shareholders (the "Special Meeting") to be held on April 29, 2002 at 10:00 a.m., Central Time at 500 Bielenberg Drive, Woodbury, Minnesota 55125, and at any adjournments thereof.

         Each Fortis Fund issues and sells its shares to Fortis Variable Account C and Fortis Variable Account D, which are separate accounts of Fortis Benefits, and to Fortis Variable Account A, which is a separate account of First Fortis. (Fortis Variable Account A, Fortis Variable Account C, and Fortis Variable Account D are referred to together as the "Separate Accounts.") The Separate Accounts hold shares of mutual funds, including the Fortis Funds, which fund benefits under flexible premium deferred variable annuity contracts or flexible premium variable life insurance contracts which are issued by Fortis Benefits and First Fortis. As the owners of the assets held in the Separate Accounts, Fortis Benefits and First Fortis are the sole shareholders of the Fortis Funds and are entitled to vote all of the shares of each Fund. However, pursuant to applicable laws, Fortis Benefits and First Fortis vote outstanding shares of the Fortis Funds in accordance with instructions received from the owners of the annuity and life insurance contracts. This Proxy Statement is being delivered to annuity and life insurance contract owners who, by virtue of their ownership of the contracts, beneficially owned shares of one or more of the Fortis Funds as of the record date, so that they may instruct Fortis Benefits and First Fortis how to vote the shares of the Funds underlying their contracts.

         You have the right to instruct Fortis Benefits or First Fortis on how to vote the shares held under your contract. If you execute and return your voting instruction form, but do not provide voting instructions, Fortis Benefits and First Fortis will vote the shares underlying your contract in favor of each proposal. Fortis Benefits and First Fortis will vote any shares for which they do not receive a voting instruction form, and any shares which they or their affiliates hold for their own account, in proportionately the same manner as shares for which they have received voting instructions.

         In order for the shareholder meeting to go forward in respect of any Fortis Fund, there must be a quorum. This means that at least 10% of the Fund's shares must be represented at the meeting either in person or by proxy. Because Fortis Benefits and First Fortis are the only shareholders of the Fortis Funds, their presence at the meeting in person or by proxy will meet the quorum requirement. If a quorum is not obtained or if sufficient votes to approve the Reorganization are not received with respect to any Fortis Fund, the entities named as proxies may propose one or more adjournments of the meeting with respect to that Fund to permit further solicitation of voting instructions. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

         You may revoke your voting instructions up until voting results are announced at the meeting or any adjournment of the meeting by giving written notice to Fortis Benefits or First Fortis prior to the meeting, by executing and returning to Fortis Benefits or First Fortis another voting instruction form which has a later date than the voting instruction form that you previously submitted, or by attending the meeting and voting in person. If you need a new voting instruction form, please call the Fortis Funds at 1-800-800-2000, extension 4579, and a new voting instruction form will be sent to you. If you return an executed form without voting instructions, your shares will be voted "for" each proposal.


         Hartford Life and/or the Hartford Funds will pay all costs of solicitation, including the cost of preparing and mailing the notice of joint special meeting of shareholders and this proxy statement to contract owners. Representatives of Hartford Administrative Services Company (formerly Fortis Advisers) or Hartford Life, without cost to the Fortis Funds, may solicit voting instructions from contract owners by means of mail, telephone, or personal calls.

OUTSTANDING SHARES AND VOTING REQUIREMENTS

         Those individuals owning contracts representing shares at the close of business on March 15, 2002 may provide voting instructions for the meeting or any adjournment of the meeting. The number of shares outstanding for each Fortis Fund on that date is listed on the table below. To the best knowledge of each Fortis Fund, no person other than Fortis Benefits or First Fortis owned, of record or beneficially, 5% or more of the outstanding shares of any of the Fortis Funds as of March 15, 2002. Information as of that date with regard to Fortis Benefits' and First Fortis' ownership in each Fund of which it owned more than 5% of the outstanding shares is provided below:


                                                                       PERCENT OF                           PERCENT OF
                                                       SHARES OWNED    OUTSTANDING SHARES   SHARES OWNED    OUTSTANDING
                                                       BY FORTIS       OWNED BY FORTIS      BY FIRST        SHARES OWNED BY
FUND                               SHARES OUTSTANDING  BENEFITS (1)    BENEFITS             FORTIS (1)      FIRST FORTIS
----                               ------------------  ------------    --------             ----------      ------------
Fortis Asset Allocation
Series ....................           33,651,275        33,472,571      99.47%                178,704           0.53%
Fortis Diversified
Income Series..............            8,437,838         8,280,920      98.14%                156,918           1.86%
Fortis Global Growth
Series.....................           14,722,162        14,630,151      99.38%                 92,011           0.62%
Fortis Growth & Income
Series.....................           13,650,797        13,200,014      96.70%                450,783           3.30%
Fortis High Yield Series...            7,296,662         7,095,560      97.24%                201,102           2.76%

Fortis Money Market
Series.....................           11,567,851        11,415,928     98.69%                 151,923           1.31%
Fortis S&P 500 Index
Series.....................           18,483,738        17,927,808     96.99%                 555,930           3.01%



(1) The address of Fortis Benefits and First Fortis is 500 Bielenberg Drive, Woodbury, MN 55125.

         Approval of the Plan with respect to a Fortis Fund requires the affirmative vote, in person or by proxy, of a majority of the outstanding shares of the Fund on the record date, March 15, 2002. Each shareholder is entitled to one vote for each share owned on the record date. Shareholders will not be entitled to cumulative voting or appraisal rights with respect to the proposal. In the event that shareholders of one or more of the Fortis Funds do not approve the Plan, the Reorganization will proceed with respect to those Fortis Funds that have approved the Plan, subject to certain other conditions being met. The votes of shareholders of the Hartford Funds are not being solicited since their approval is not required in order to effect the Reorganization.

OTHER MATTERS

         Management of the Fortis Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named on the voting instruction form intend to vote thereon in accordance with their best judgment.

BOARD RECOMMENDATION

         After carefully considering the issues involved, the Board of Directors of the Fortis Funds has unanimously concluded that the proposed Reorganization is in the best interests of shareholders. The Board of Directors of the Fortis Funds recommends that you vote to approve the Plan. Whether or not you expect to attend the Special Meeting, you are urged to promptly sign, fill in and return the enclosed voting instruction form.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


        [TO BE USED BY THOSE HARTFORD FUNDS THAT ARE SEPARATE CORPORATIONS]


         THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of ______, 2002, between [name of Hartford Fund]., a Maryland corporation ("Acquiring Fund") and Fortis Series Fund, Inc., a Minnesota corporation ("Fortis"), on behalf of its series [name of Fortis Fund] ("Target Fund"). (Acquiring Fund and Target Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.") All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by Target Fund are made and shall be taken or undertaken by Fortis on behalf of Target Fund.

         The parties intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Target Fund has a single class of shares and Acquiring Fund has two classes of shares, Class IA shares and Class IB shares. The reorganization will involve the transfer of the assets of Target Fund, subject to the liabilities of Target Fund, to Acquiring Fund, in exchange solely for Class IA shares of common stock of Acquiring Fund ("Acquiring Fund Shares"), followed by the constructive distribution of those shares pro rata to the holders of shares of Target Fund ("Target Fund Shares"), all on the terms and conditions set forth herein. (All such transactions are referred to herein as the "Reorganization.")

         In consideration of the mutual promises contained herein, the parties agree as follows:


1.       PLAN OF REORGANIZATION

         1.1. Subject to the requisite approval by Target Fund shareholders and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund and Acquiring Fund agrees in exchange therefor (a) to assume all of the liabilities of Target Fund described in paragraph 1.3 ("Liabilities"), and (b) to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the value of the Assets of the Target Fund less the Liabilities of the Target Fund by the net asset value ("NAV") of an Acquiring Fund Share (both computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

         1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on

Target Fund's books, and other property owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

         1.3. The Liabilities shall include all liabilities, debts, obligations, and duties of whatever kind or nature of the Target Fund at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement, including any obligation to indemnify the directors of Fortis, acting in their capacities as such, to the fullest extent permitted by law and the amended and restated articles of incorporation ("Articles of Incorporation") and bylaws of Fortis (collectively "Liabilities").

         1.4. In order to bind all holders of Target Fund shares to the transactions contemplated hereby, and in particular in order to bind them to the cancellation and retirement of the outstanding Target Fund shares held by them, Fortis shall, prior to the Effective Time, (a) obtain approval pursuant to Minnesota law of an amendment substantially in the form attached hereto as Schedule A (the "Amendment") to its Articles of Incorporation, and (b) file the Amendment with the Secretary of State of Minnesota.

         1.5. At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (as defined in section 852(b)(2) of the Code but computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (as defined in section 852(b)(3) of the Code, but computed without regard to any deduction for capital gain dividends) for the current taxable year through the Effective Time.

         1.6. At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund's shareholders of record, determined as of the Effective Time (each, a "Shareholder"), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Acquiring Fund's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

         1.7. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.6, Fortis shall wind up the affairs of Target Fund and shall file any required final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to Target Fund.

         1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund's books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.       VALUATION

         2.1. For purposes of paragraph 1.1(b), the value of the Assets and the Liabilities and the NAV of an Acquiring Fund Share shall be computed as of the close of business on the date of the Closing ("Valuation Time"). The NAV of an Acquiring Fund Share shall be computed using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information ("SAI"). The value of the Assets and Liabilities shall be computed using the valuation procedures set forth in the Target Fund's then current prospectus and SAI, subject to adjustment by the amount, if any, agreed to by Acquiring Fund and Fortis. Acquiring Fund and Fortis agree to use all commercially reasonable efforts to resolve any material differences between the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Target Fund and the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Acquiring Fund prior to the Valuation Time.

         2.2. All computations pursuant to paragraph 2.1 shall be made by or under the direction of Hartford Administrative Services Company.


3.       CLOSING AND EFFECTIVE TIME

         3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the offices of Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, on or about April 30, 2002, or at such other place and/or on such other date as to which the parties hereto may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties hereto may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets and Liabilities and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

         3.2. Fortis shall deliver to Acquiring Fund at the Closing a schedule of the Assets and Liabilities as of the Effective Time, which shall set forth for all portfolio securities included therein and all other Assets, their adjusted basis and holding period, by lot, for federal income tax purposes. Fortis' custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

         3.3. Fortis' transfer agent shall deliver to Acquiring Fund at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Shareholder, all as of the Effective Time. Acquiring Fund's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Acquiring Fund shall issue and deliver a confirmation to Fortis evidencing the Acquiring Fund Shares to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Fortis that such Acquiring Fund Shares have been credited to Target Fund's account on Acquiring Fund's books. At the Closing, Acquiring Fund and Fortis each shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other party or its counsel reasonably requests.

         3.4. Acquiring Fund and Fortis each shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.


4.       REPRESENTATIONS AND WARRANTIES

         4.1.  Fortis represents and warrants as follows:

                  4.1.1. Fortis is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Minnesota; and its Articles of Incorporation are on file with the Secretary of the State of Minnesota;

                  4.1.2. Fortis is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

                  4.1.3. Target Fund is a duly established and designated series of Fortis; and all Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable;

                  4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

                  4.1.5. Target Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Fortis' Articles of Incorporation or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Acquiring Fund;

                  4.1.7. Except as otherwise disclosed in writing to and accepted by Acquiring Fund, all material contracts and other commitments of or applicable to Target Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target Fund thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

                  4.1.8. Except as otherwise disclosed in writing to and accepted by Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Fortis' knowledge) threatened against Fortis or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund's financial condition or the conduct of its business; and Fortis knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized and the Amendment shall have been duly approved as of the date hereof by all necessary action on the part of Fortis' board of directors; and, subject to approval by Target Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized and the Amendment shall have been duly approved by all necessary action by Target Fund's shareholders;

                  4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Fortis, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Acquiring Fund on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and
         (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                  4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933

         Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Acquiring Fund for use therein;

                  4.1.13. There are no Liabilities other than Liabilities disclosed or provided for in Fortis' financial statements referred to in paragraph 4.1.16 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to December 31, 2001, or otherwise previously disclosed to Acquiring Fund, none of which has been materially adverse to the business, assets, or results of Target Fund's operations;

                  4.1.14. Target Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

                  4.1.15. Target Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2000 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

                  4.1.16. Fortis' financial statements for the year ended December 31, 2001 to be delivered to Acquiring Fund, fairly represent Target Fund's financial position as of such date and the results of its operations and changes in its net assets for the period then ended.

         4.2.  Acquiring Fund represents and warrants as follows:

                  4.2.1. Acquiring Fund is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its articles of incorporation ("Articles of Incorporation") are on file with the Secretary of the State of Maryland;

                  4.2.2. Acquiring Fund is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

                  4.2.3. No consideration other than Acquiring Fund Shares will be issued in exchange for the Assets in the Reorganization;

                  4.2.4. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

                  4.2.5. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.2.6. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Acquiring Fund's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Fortis;

                  4.2.7. Except as otherwise disclosed in writing to and accepted by Fortis, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.2.8. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Acquiring Fund's board of directors (together with Fortis' board of directors, the "Boards"); no approval of this Agreement by Acquiring Fund's shareholders is required under Acquiring Fund's Articles of Incorporation or By-Laws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.2.9. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Acquiring Fund, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                  4.2.10. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and
         (b) not
         contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Fortis for use therein;

                  4.2.11. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

                  4.2.12. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2000 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

                  4.2.13. Acquiring Fund's financial statements for the year ended December 31, 2001 to be delivered to Fortis, fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

         4.3.  Acquiring Fund and Fortis each represent and warrant as follows:

                  4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

                  4.3.2. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

                  4.3.3. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount.


5.       COVENANTS

         5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by each Fund's normal business activities.

         5.2. Target Fund covenants to call a shareholders' meeting to consider and act on this Agreement and the Amendment and to take all other action necessary to obtain approval of the transactions contemplated hereby.

         5.3. Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

         5.4. Target Fund covenants that it will assist Acquiring Fund in obtaining information Acquiring Fund reasonably requests concerning the beneficial ownership of Target Fund Shares.

         5.5. Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Acquiring Fund at the Closing.

         5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

         5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

         5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

         5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.


6.       CONDITIONS PRECEDENT

         Each Fund's obligations hereunder shall be subject to (a) performance by the corresponding Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the corresponding Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

         6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target Fund's shareholders in accordance with Fortis' Articles of Incorporation and By-Laws and applicable law.

         6.2. The Amendment shall have been duly approved by Fortis' board of directors and shall have been approved by Target Fund's shareholders in accordance with Fortis' Articles of Incorporation and By-Laws and applicable law, and the Amendment shall have been duly filed with the Minnesota Secretary of State.

         6.3. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Acquiring Fund or Fortis may for itself waive any of such conditions.

         6.4. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

         6.5. Fortis shall have received an opinion of counsel to Acquiring Fund substantially to the effect that:

                  6.5.1. Acquiring Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

                  6.5.2. This Agreement has been duly authorized, executed, and delivered by Aquiring Fund; no approval of this Agreement by Acquiring Fund's shareholders is required under Acquiring Fund's Articles or Incorporation or By-Laws, or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Fortis on behalf of Target Fund, this Agreement is a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  6.5.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

                  6.5.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Acquiring Fund's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Acquiring Fund is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Fortis;

                  6.5.5. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

                  6.5.6. Acquiring Fund is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

                  6.5.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Acquiring Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Fortis.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

         6.6. Acquiring Fund shall have received an opinion of Dorsey & Whitney LLP, counsel to Fortis, substantially to the effect that:

                  6.6.1. Target Fund is a duly established series of Fortis, a corporation duly organized, validly existing, and in good standing under the laws of the State of Minnesota with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.;

                  6.6.2. This Agreement (a) has been duly authorized, executed, and delivered by Fortis on behalf of Target Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Acquiring Fund, is a valid and legally binding obligation of Fortis with respect to Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  6.6.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fortis' Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Fortis (with respect to Target Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Fortis (with respect to Target Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Acquiring Fund;

                  6.6.4. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Fortis (on behalf of Target Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

                  6.6.5. Fortis is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

                  6.6.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Fortis (with respect to Target Fund) or any of its properties or assets attributable or allocable to Target Fund and (b) Fortis (with respect to Target Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Acquiring Fund.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

         6.7. Acquiring Fund and Fortis each shall have received an opinion of Dorsey & Whitney LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph
3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                  6.7.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares, followed by Target Fund's distribution of those shares pro rata to the Shareholders in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                  6.7.2. Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Fund Shares;

                  6.7.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Target Fund;

                  6.7.4. Acquiring Fund's basis in the Assets will be the same as Target Fund's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target Fund's holding period therefor;

                  6.7.5. A Shareholder will recognize no gain or loss on the exchange of all its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization. Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Target Fund which are distributed by Target Fund prior to the Closing;

                  6.7.6. A Shareholder's aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Fund Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time; and

                  6.7.7. Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code. Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding subparagraphs 6.7.2 and 6.7.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

At any time before the Closing, either Acquiring Fund or Fortis may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.2) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.


7.       BROKERAGE FEES

         Acquiring Fund and Fortis each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.       EXPENSES; INDEMNIFICATION

         8.1 The parties hereto understand and agree that the cost of the transactions contemplated by this Agreement are being borne by Hartford Life and Accident Insurance Company and/or its affiliates, to the extent not borne by Acquiring Fund.

         8.2 Acquiring Fund agrees to indemnify and hold harmless Fortis, Target Fund and each of Fortis' directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Fortis, Target Fund or any of Fortis' directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

         8.3 Fortis and Target Fund agree to indemnify and hold harmless Acquiring Fund and each of Acquiring Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Acquiring Fund or any of Acquiring Fund's directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fortis or Target Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement.


9.       ENTIRE AGREEMENT; NO SURVIVAL

         Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.


10.      TERMINATION OF AGREEMENT

         This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund's shareholders:

         10.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2002; or

         10.2.  By the parties' mutual agreement.

In the event of termination under paragraphs 10.1(c) or 10.2, there shall be no liability for damages on the part of either Fund to the other Fund.

11.      AMENDMENT

         This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Target Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.


12.      MISCELLANEOUS

         12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Minnesota; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         12.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         12.3. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

                                       [ACQUIRING FUND]

                                       By:  ___________________________________

                                       Its: ___________________________________



                                       FORTIS SERIES FUND, INC.
                                       on behalf of its series
                                       [name of Fortis Fund]



                                       By:  ___________________________________

                                       Its: ___________________________________

                                                                      SCHEDULE A

                              ARTICLES OF AMENDMENT
                                       TO
                 AMENDED AND RESTATED ARTICLES OF INCORPORATION
                                       OF
                            FORTIS SERIES FUND, INC.

         The undersigned officer of Fortis Series Fund, Inc. (the "Corporation"), a Minnesota corporation which is subject to the provisions of Minnesota Statutes, Chapter 302A, hereby certifies that the following amendment to the Corporation's amended and restated articles of incorporation has been adopted by the Board of Directors and by the requisite vote of shareholders of the Corporation pursuant to said Chapter 302A:

         WHEREAS, the Corporation is registered as an open end management investment company (i.e., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets; and

         WHEREAS, it is desirable and in the best interests of the holders of the Series C ("Money Market Series"), Series D ("Asset Allocation Series"), Series E ("Diversified Income Series"), Series F ("Global Growth Series"), Series G ("High Yield Series"), Series H ("Growth & Income Series") and Series N ("S&P 500 Index Series") shares of the Corporation (hereinafter, the "Acquired Funds") that the assets belonging to each Acquired Fund be sold to , in exchange for Class IA shares of the respective Acquiring Fund, which shares will be distributed pro rata to the former shareholders of the Acquired Funds; and

         WHEREAS, it is desirable and in the best interests of the holders of the Series C shares of the Corporation (also known as the "Money Market Series") that the assets belonging to such Series be sold to Hartford Money Market HLS Fund, Inc., a Maryland Corporation ("Hartford Money Market Fund"), in exchange for Class IA shares of Hartford Money Market Fund, which shares will be distributed pro rata to the former shareholders of Money Market Series; and

         WHEREAS, the Corporation and Hartford Money Market Fund have entered into an Agreement and Plan of Reorganization dated ______, 2002 providing for the foregoing transactions; and

         WHEREAS, it is desirable and in the best interests of the holders of the Series D shares of the Corporation (also known as the "Asset Allocation Series") that the assets belonging to such Series be sold to Hartford Advisers HLS Fund, Inc., a Maryland Corporation ("Hartford Advisers Fund"), in exchange for Class IA shares of Hartford Advisers Fund, which shares will be distributed pro rata to the former shareholders of Asset Allocation Series; and

         WHEREAS, the Corporation and Hartford Advisers Fund have entered into an Agreement and Plan of Reorganization dated ______, 2002 providing for the foregoing transactions; and

         WHEREAS, it is desirable and in the best interests of the holders of the Series E shares of the Corporation (also known as the "Diversified Income Series") that the assets belonging to such Series be sold to Hartford Bond HLS Fund, Inc., a Maryland Corporation ("Hartford Bond Fund"), in exchange for Class IA shares of Hartford Bond Fund, which shares will be distributed pro rata to the former shareholders of Diversified Income Series; and

         WHEREAS, the Corporation and Hartford Bond Fund have entered into an Agreement and Plan of Reorganization dated ______, 2002 providing for the foregoing transactions; and

         WHEREAS, it is desirable and in the best interests of the holders of the Series F, Series G and Series H shares of the Corporation (also known as "Global Growth Series," "High Yield Series" and "Growth & Income Series," respectively) that the assets belonging to such Series be sold to Hartford Global Leaders HLS Fund ("Hartford Global Leaders Fund"), Hartford High Yield HLS Fund ("Hartford High Yield Fund") and Hartford Growth and Income HLS Fund ("Hartford Growth and Income Fund"), respectively, each of which is a series of Hartford Series Fund, Inc., a Maryland Corporation ("Hartford Series Fund"), in exchange for Class IA shares of Hartford Global Leaders Fund, Hartford High Yield Fund or Hartford Growth and Income Fund, as the case may be, which shares will be distributed pro rata to the former shareholders of Global Growth Series, High Yield Series or Growth & Income Series, as the case may be; and

         WHEREAS, the Corporation and Hartford Series Fund have entered into an Agreement and Plan of Reorganization dated ______, 2002 providing for the foregoing transactions; and

         WHEREAS, it is desirable and in the best interests of the holders of the Series N shares of the Corporation (also known as the "S&P 500 Index Series") that the assets belonging to such Series be sold to Hartford Index HLS Fund, Inc., a Maryland Corporation ("Hartford Index Fund"), in exchange for Class IA shares of Hartford Index Fund, which shares will be distributed pro rata to the former shareholders of S&P 500 Index Series; and

         WHEREAS, each Reorganization Agreement requires that, in order to bind all holders of shares of the respective series of the Corporation to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of their outstanding shares of the Corporation, it is necessary to adopt an amendment to the Corporation's amended and restated articles of incorporation.

         NOW, THEREFORE, BE IT RESOLVED, that the Corporation's amended and restated articles of incorporation be, and the same hereby are, amended to add the following Article 5A immediately following Article 5 thereof:

                  5A. (a) For purposes of this Article 5, the following terms shall have the following meanings:

                  "Acquired Funds" means the Series C, Series D, Series E, Series F, Series G, Series H and Series N shares of the Corporation (also known as "Money Market Series," "Asset Allocation Series," "Diversified Income Series," "Global Growth Series," "High Yield Series," "Growth & Income Series" and "S&P 500 Index Series," respectively).

                  "Acquiring Funds" means Hartford Money Market HLS Fund, Inc., a Maryland corporation, with respect to the Series C shares of the Corporation; Hartford Advisers HLS Fund, Inc., a Maryland corporation, with respect to the Series D shares of the Corporation; Hartford Bond HLS Fund, Inc., a Maryland corporation, with respect to the Series E shares of the Corporation; Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund and Hartford Growth and Income HLS Fund, each a series of Hartford Series Fund, Inc., a Maryland corporation, with respect to the Series F, Series G and Series H shares of the Corporation, respectively; and Hartford Index HLS Fund, Inc., a Maryland corporation, with respect to the Series N shares of the Corporation.

                  "Exchange Date" has the meaning set forth in the Reorganization Agreements.

                  "Reorganization Agreements" means the five Agreements and Plans of Reorganization dated _________, 2002, to which the Corporation and Hartford Money Market HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Inc., Hartford Series Fund, Inc. or Hartford Index HLS Fund, Inc. are parties, each of which relates to one or more specific Acquired Funds and the corresponding Acquiring Fund or Funds. Each such agreement is referred to as a "Reorganization Agreement."

                  (b) At the Exchange Date, the assets belonging to each Acquired Fund, the Special Liabilities associated therewith, and the General Assets and General Liabilities allocated to such Acquired Fund, shall be transferred to the corresponding Acquiring Fund listed in the applicable Reorganization Agreement in exchange for shares of such Acquiring Fund, all as set forth in the Reorganization Agreement. Such Acquiring Fund shares shall be distributed to Acquired Fund shareholders as set forth in (c) below. For purposes of the foregoing, the terms "assets belonging to," "Special Liabilities," "General Assets" and "General Liabilities" have the meanings assigned to them in Articles 7(b), 7(c) and 7(d) of the Corporation's amended and restated articles of incorporation.

                  (c) At the Exchange Date, each issued and outstanding share of each Acquired Fund shall be, without further action, exchanged for that number of the Class IA shares of the corresponding Acquiring Fund determined in accordance with Sections 3 and 4 of the Reorganization Agreement, and such Acquired Fund shares shall be cancelled and retired. The distribution of such Acquiring Fund shares to Acquired Fund shareholders shall be accomplished in the manner set forth in
         Section 4(a) of the applicable Reorganization Agreement.

                  (d) From and after the Exchange Date, the Acquired Fund shares cancelled and retired pursuant to (c) above shall have the status of authorized and unissued shares of the Corporation, without designation as to series or class.

         IN WITNESS WHEREOF, the undersigned officer of the Corporation has executed these Articles of Amendment on behalf of the Corporation on ____________, 2002.

                                            FORTIS SERIES FUND, INC.



                                            By  _______________________________

                                            Its Secretary

                                                                      APPENDIX B





                      AGREEMENT AND PLAN OF REORGANIZATION


  [TO BE USED BY THOSE HARTFORD FUNDS THAT ARE SERIES OF HARTFORD SERIES FUND,
                                     INC.]


      THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of ______, 2002, between Hartford Series Fund, Inc., a Maryland corporation ("Hartford"), on behalf of each segregated portfolio of assets thereof ("series") listed on Schedule A to this Agreement ("Schedule A") (each, an "Acquiring Fund"), and Fortis Series Fund, Inc., a Minnesota corporation ("Fortis"), on behalf of each series thereof listed on Schedule A (each, a "Target Fund"). (Each Acquiring Fund and Target Fund is sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Hartford and Fortis are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Hartford on behalf of each Acquiring Fund and by Fortis on behalf of each Target Fund.

      The Investment Companies wish to effect three separate reorganizations, each described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Each Target Fund has a single class of shares and each Acquiring Fund has two classes of shares, Class IA shares and Class IB shares. Each reorganization will involve the transfer of the assets of a Target Fund, subject to the liabilities of such Target Fund, to the corresponding Acquiring Fund listed on Schedule A, in exchange solely for Class IA shares of common stock of such Acquiring Fund ("Acquiring Fund Shares"), followed by the constructive distribution of those shares pro rata to the holders of shares of that Target Fund ("Target Fund Shares"), all on the terms and conditions set forth herein. (All such transactions involving each Target Fund and its corresponding Acquiring Fund are referred to herein as a "Reorganization.") For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquiring Fund, and one Target Fund, but the provisions of this Agreement shall apply separately to each Reorganization. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

      In consideration of the mutual promises contained herein, the parties agree as follows:


1.    PLAN OF REORGANIZATION

      1.1. Subject to the requisite approval by Target Fund shareholders and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund and Acquiring Fund agrees in exchange therefor (a) to assume all of the liabilities of Target Fund described in paragraph 1.3 ("Liabilities"), and (b) to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the value of the Assets of the Target Fund less the Liabilities of the Target Fund by the net asset value ("NAV") of an Acquiring Fund Share (both computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund's books, and other property owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

      1.3. The Liabilities shall include all liabilities, debts, obligations, and duties of whatever kind or nature of the Target Fund at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement, including any obligation to indemnify the directors of Fortis, acting in their capacities as such, to the fullest extent permitted by law and the amended and restated articles of incorporation ("Articles of Incorporation") and bylaws of Fortis (collectively "Liabilities").

      1.4. In order to bind all holders of Target Fund shares to the transactions contemplated hereby, and in particular in order to bind them to the cancellation and retirement of the outstanding Target Fund shares held by them, Fortis shall, prior to the Effective Time, (a) obtain approval pursuant to Minnesota law of an amendment substantially in the form attached hereto as Schedule B (the "Amendment") to its Articles of Incorporation, and (b) file the Amendment with the Secretary of State of Minnesota.

      1.5. At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (as defined in section 852(b)(2) of the Code but computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (as defined in section 852(b)(3) of the Code, but computed without regard to any deduction for capital gain dividends) for the current taxable year through the Effective Time.

      1.6. At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund's shareholders of record, determined as of the Effective Time (each, a "Shareholder"), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Hartford's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.7. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.6, Fortis shall wind up the affairs of Target Fund and shall file any required final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to Target Fund.

      1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund's books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.


2.    VALUATION

      2.1. For purposes of paragraph 1.1(b), the value of the Assets and the Liabilities and the NAV of an Acquiring Fund Share shall be computed as of the close of business on the date of the Closing ("Valuation Time"). The NAV of an Acquiring Fund Share shall be computed using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information ("SAI"). The value of the Assets and Liabilities shall be computed using the valuation procedures set forth in the Target Fund's then current prospectus and SAI, subject to adjustment by the amount, if any, agreed to by Hartford and Fortis. Hartford and Fortis agree to use all commercially reasonable efforts to resolve any material differences between the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Target Fund and the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Acquiring Fund prior to the Valuation Time.

      2.2. All computations pursuant to paragraph 2.1 shall be made by or under the direction of Hartford Administrative Services Company.


3.    CLOSING AND EFFECTIVE TIME

      3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the offices of Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, on or about April 30, 2002, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets and Liabilities and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

      3.2. Fortis shall deliver to Hartford at the Closing a schedule of the Assets and Liabilities as of the Effective Time, which shall set forth for all portfolio securities included therein and all other Assets, their adjusted basis and holding period, by lot, for federal income tax purposes. Fortis' custodian shall deliver at the Closing a certificate of an authorized officer stating that
(a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. Fortis' transfer agent shall deliver to Hartford at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Shareholder, all as of the Effective Time. Hartford's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Hartford shall issue and deliver a confirmation to Fortis evidencing the Acquiring Fund Shares to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Fortis that such Acquiring Fund Shares have been credited to Target Fund's account on Acquiring Fund's books. At the Closing, each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.

      3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.


4.    REPRESENTATIONS AND WARRANTIES

      4.1.  Fortis represents and warrants as follows:

            4.1.1. Fortis is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Minnesota; and its Articles of Incorporation are on file with the Secretary of the State of Minnesota;

            4.1.2. Fortis is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

            4.1.3. Target Fund is a duly established and designated series of Fortis; and all Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable;

            4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

            4.1.5. Target Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Fortis' Articles of Incorporation or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Hartford;

            4.1.7. Except as otherwise disclosed in writing to and accepted by Hartford, all material contracts and other commitments of or applicable to Target Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target Fund thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

            4.1.8. Except as otherwise disclosed in writing to and accepted by Hartford, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Fortis' knowledge) threatened against Fortis or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund's financial condition or the conduct of its business; and Fortis knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized and the Amendment shall have been duly approved as of the date hereof by all necessary action on the part of Fortis' board of directors; and, subject to approval by Target Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized and the Amendment shall have been duly approved by all necessary action by Target Fund's shareholders;

            4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Fortis, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Hartford on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Hartford for use therein;

            4.1.13. There are no Liabilities other than Liabilities disclosed or provided for in Fortis' financial statements referred to in paragraph
      4.1.16 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to December 31, 2001, or otherwise previously disclosed to Hartford, none of which has been materially adverse to the business, assets, or results of Target Fund's operations;

            4.1.14. Target Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

            4.1.15. Target Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2000 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

            4.1.16. Fortis' financial statements for the year ended December 31, 2001 to be delivered to Hartford, fairly represent Target Fund's financial position as of such date and the results of its operations and changes in its net assets for the period then ended.

      4.2.  Hartford represents and warrants as follows:

            4.2.1. Hartford is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its articles of incorporation ("Articles of Incorporation") are on file with the Secretary of the State of Maryland;

            4.2.2. Hartford is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            4.2.3. Acquiring Fund is a duly established and designated series of Hartford;

            4.2.4. No consideration other than Acquiring Fund Shares will be issued in exchange for the Assets in the Reorganization;

            4.2.5. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

            4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Hartford's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Fortis;

            4.2.8. Except as otherwise disclosed in writing to and accepted by Fortis, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Hartford's knowledge) threatened against Hartford or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Hartford knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

            4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Hartford's board of directors (together with Fortis' board of directors, the "Boards"); no approval of this Agreement by Acquiring Fund's shareholders is required under Hartford's Articles of Incorporation or By-Laws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Hartford, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Fortis for use therein;

            4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

            4.2.13. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2000 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

            4.2.14. Hartford's financial statements for the year ended December 31, 2001 to be delivered to Fortis, fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

      4.3.  Each Investment Company represents and warrants as follows:

            4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

            4.3.2. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

            4.3.3. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount.


5.    COVENANTS

      5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by each Fund's normal business activities.

      5.2. Target Fund covenants to call a shareholders' meeting to consider and act on this Agreement and the Amendment and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3. Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4. Target Fund covenants that it will assist Hartford in obtaining information Hartford reasonably requests concerning the beneficial ownership of Target Fund Shares.

      5.5. Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Hartford at the Closing.

      5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

      5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

      5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.


6.    CONDITIONS PRECEDENT

      Each Fund's obligations hereunder shall be subject to (a) performance by the corresponding Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the corresponding Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target Fund's shareholders in accordance with Fortis' Articles of Incorporation and By-Laws and applicable law.

      6.2. The Amendment shall have been duly approved by Fortis' board of directors and shall have been approved by Target Fund's shareholders in accordance with Fortis' Articles of Incorporation and By-Laws and applicable law, and the Amendment shall have been duly filed with the Minnesota Secretary of State.

      6.3. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

      6.4. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.5. Fortis shall have received an opinion of counsel to Hartford substantially to the effect that:

            6.5.1. Acquiring Fund is a duly established series of Hartford, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

            6.5.2. This Agreement has been duly authorized, executed, and delivered by Hartford on behalf of Acquiring Fund; no approval of this Agreement by Acquiring Fund's shareholders is required under Hartford's Articles or Incorporation or By-Laws, or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Fortis on behalf of Target Fund, this Agreement is a valid and legally binding obligation of Hartford with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.5.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

            6.5.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Hartford's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Hartford (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Hartford (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Fortis;

            6.5.5. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Hartford (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

            6.5.6. Hartford is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.5.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Hartford (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Hartford (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Fortis.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6. Hartford shall have received an opinion of Dorsey & Whitney LLP, counsel to Fortis, substantially to the effect that:

            6.6.1. Target Fund is a duly established series of Fortis, a corporation duly organized, validly existing, and in good standing under the laws of the State of Minnesota with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.;

            6.6.2. This Agreement (a) has been duly authorized, executed, and delivered by Fortis on behalf of Target Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Hartford on behalf of Acquiring Fund, is a valid and legally binding obligation of Fortis with respect to Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

            6.6.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fortis' Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Fortis (with respect to Target Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Fortis (with respect to Target Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Hartford;

            6.6.4. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Fortis (on behalf of Target Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

            6.6.5. Fortis is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

            6.6.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Fortis (with respect to Target Fund) or any of its properties or assets attributable or allocable to Target Fund and (b) Fortis (with respect to Target Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Hartford.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.7. Each Investment Company shall have received an opinion of Dorsey & Whitney LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

            6.7.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares, followed by Target Fund's distribution of those shares pro rata to the Shareholders in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            6.7.2. Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Fund Shares;

            6.7.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Target Fund;

            6.7.4. Acquiring Fund's basis in the Assets will be the same as Target Fund's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target Fund's holding period therefor;

            6.7.5. A Shareholder will recognize no gain or loss on the exchange of all its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization. Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Target Fund which are distributed by Target Fund prior to the Closing;

            6.7.6. A Shareholder's aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Fund Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time; and

            6.7.7. Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code. Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding subparagraphs 6.7.2 and 6.7.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.2) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.


7.    BROKERAGE FEES

      Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.    EXPENSES; INDEMNIFICATION

            8.1 The parties hereto understand and agree that the cost of the transactions contemplated by this Agreement are being borne by Hartford Life and Accident Insurance Company and/or its affiliates, to the extent not borne by the Acquiring Funds.

            8.2 Hartford and Acquiring Fund agree to indemnify and hold harmless Fortis, Target Fund and each of Fortis' directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Fortis, Target Fund or any of Fortis' directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Hartford or Acquiring Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement.

            8.3 Fortis and Target Fund agree to indemnify and hold harmless Hartford, Acquiring Fund and each of Hartford's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Hartford, Acquiring Fund or any of Hartford's directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Fortis or Target

 Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.


9.    ENTIRE AGREEMENT; NO SURVIVAL

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.


10.   TERMINATION OF AGREEMENT

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund's shareholders:

      10.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2002; or

      10.2. By the parties' mutual agreement.

In the event of termination under paragraphs 10.1(c) or 10.2, there shall be no liability for damages on the part of either Fund to the other Fund.


11.   AMENDMENT

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Target Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.


12.   MISCELLANEOUS

      12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Minnesota; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      12.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      12.3. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

                                    HARTFORD SERIES FUND, INC.
                                    on behalf of its series,

                                    Hartford Global Leaders HLS Fund
                                    Hartford Growth and Income HLS Fund
                                    Hartford High Yield HLS Fund

                                    By:  ___________________________________

                                    Its: ___________________________________



                                    FORTIS SERIES FUND, INC.
                                    on behalf of its series,

                                    Global Growth Series
                                    Growth & Income Series
                                    High Yield Series

                                    By:  ___________________________________

                                    Its: ___________________________________

                                   SCHEDULE A


TARGET FUND                              CORRESPONDING ACQUIRING FUND
-----------                              ----------------------------

Fortis Global Growth Series              Hartford Global Leaders HLS Fun

Fortis Growth & Income Series            Hartford Growth and Income HLS Fund

Fortis High Yield Series                 Hartford High Yield HLS Fund

                                                                      SCHEDULE B

                              ARTICLES OF AMENDMENT
                                       TO
                 AMENDED AND RESTATED ARTICLES OF INCORPORATION
                                       OF
                            FORTIS SERIES FUND, INC.

      The undersigned officer of Fortis Series Fund, Inc. (the "Corporation"), a Minnesota corporation which is subject to the provisions of Minnesota Statutes, Chapter 302A, hereby certifies that the following amendment to the Corporation's amended and restated articles of incorporation has been adopted by the Board of Directors and by the requisite vote of shareholders of the Corporation pursuant to said Chapter 302A:

      WHEREAS, the Corporation is registered as an open end management investment company (i.e., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets; and

      WHEREAS, it is desirable and in the best interests of the holders of the Series C ("Money Market Series"), Series D ("Asset Allocation Series"), Series E ("Diversified Income Series"), Series F ("Global Growth Series"), Series G ("High Yield Series"), Series H ("Growth & Income Series") and Series N ("S&P 500 Index Series") shares of the Corporation (hereinafter, the "Acquired Funds") that the assets belonging to each Acquired Fund be sold to , in exchange for Class IA shares of the respective Acquiring Fund, which shares will be distributed pro rata to the former shareholders of the Acquired Funds; and

      WHEREAS, it is desirable and in the best interests of the holders of the Series C shares of the Corporation (also known as the "Money Market Series") that the assets belonging to such Series be sold to Hartford Money Market HLS Fund, Inc., a Maryland Corporation ("Hartford Money Market Fund"), in exchange for Class IA shares of Hartford Money Market Fund, which shares will be distributed pro rata to the former shareholders of Money Market Series; and

      WHEREAS, the Corporation and Hartford Money Market Fund have entered into an Agreement and Plan of Reorganization dated ______, 2002 providing for the foregoing transactions; and

      WHEREAS, it is desirable and in the best interests of the holders of the Series D shares of the Corporation (also known as the "Asset Allocation Series") that the assets belonging to such Series be sold to Hartford Advisers HLS Fund, Inc., a Maryland Corporation ("Hartford Advisers Fund"), in exchange for Class IA shares of Hartford Advisers Fund, which shares will be distributed pro rata to the former shareholders of Asset Allocation Series; and

      WHEREAS, the Corporation and Hartford Advisers Fund have entered into an Agreement and Plan of Reorganization dated ______, 2002 providing for the foregoing transactions; and

      WHEREAS, it is desirable and in the best interests of the holders of the Series E shares of the Corporation (also known as the "Diversified Income Series") that the assets belonging to such Series be sold to Hartford Bond HLS Fund, Inc., a Maryland Corporation ("Hartford Bond Fund"), in exchange for Class IA shares of Hartford Bond Fund, which shares will be distributed pro rata to the former shareholders of Diversified Income Series; and

      WHEREAS, the Corporation and Hartford Bond Fund have entered into an Agreement and Plan of Reorganization dated ______, 2002 providing for the foregoing transactions; and

      WHEREAS, it is desirable and in the best interests of the holders of the Series F, Series G and Series H shares of the Corporation (also known as "Global Growth Series," "High Yield Series" and "Growth & Income Series," respectively) that the assets belonging to such Series be sold to Hartford Global Leaders HLS Fund ("Hartford Global Leaders Fund"), Hartford High Yield HLS Fund ("Hartford High Yield Fund") and Hartford Growth and Income HLS Fund ("Hartford Growth and Income Fund"), respectively, each of which is a series of Hartford Series Fund, Inc., a Maryland Corporation ("Hartford Series Fund"), in exchange for Class IA shares of Hartford Global Leaders Fund, Hartford High Yield Fund or Hartford Growth and Income Fund, as the case may be, which shares will be distributed pro rata to the former shareholders of Global Growth Series, High Yield Series or Growth & Income Series, as the case may be; and

      WHEREAS, the Corporation and Hartford Series Fund have entered into an Agreement and Plan of Reorganization dated ______, 2002 providing for the foregoing transactions; and

      WHEREAS, it is desirable and in the best interests of the holders of the Series N shares of the Corporation (also known as the "S&P 500 Index Series") that the assets belonging to such Series be sold to Hartford Index HLS Fund, Inc., a Maryland Corporation ("Hartford Index Fund"), in exchange for Class IA shares of Hartford Index Fund, which shares will be distributed pro rata to the former shareholders of S&P 500 Index Series; and

      WHEREAS, each Reorganization Agreement requires that, in order to bind all holders of shares of the respective series of the Corporation to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of their outstanding shares of the Corporation, it is necessary to adopt an amendment to the Corporation's amended and restated articles of incorporation.

      NOW, THEREFORE, BE IT RESOLVED, that the Corporation's amended and restated articles of incorporation be, and the same hereby are, amended to add the following Article 5A immediately following Article 5 thereof:

            5A. (a) For purposes of this Article 5, the following terms shall have the following meanings:

            "Acquired Funds" means the Series C, Series D, Series E, Series F, Series G, Series H and Series N shares of the Corporation (also known as "Money Market Series," "Asset Allocation Series," "Diversified Income Series," "Global Growth Series," "High Yield Series," "Growth & Income Series" and "S&P 500 Index Series," respectively).

            "Acquiring Funds" means Hartford Money Market HLS Fund, Inc., a Maryland corporation, with respect to the Series C shares of the Corporation; Hartford Advisers HLS Fund, Inc., a Maryland corporation, with respect to the Series D shares of the Corporation; Hartford Bond HLS Fund, Inc., a Maryland corporation, with respect to the Series E shares of the Corporation; Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund and Hartford Growth and Income HLS Fund, each a series of Hartford Series Fund, Inc., a Maryland corporation, with respect to the Series F, Series G and Series H shares of the Corporation, respectively; and Hartford Index HLS Fund, Inc., a Maryland corporation, with respect to the Series N shares of the Corporation.

            "Exchange Date" has the meaning set forth in the Reorganization Agreements.

            "Reorganization Agreements" means the five Agreements and Plans of Reorganization dated _________, 2002, to which the Corporation and Hartford Money Market HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Inc., Hartford Series Fund, Inc. or Hartford Index HLS Fund, Inc. are parties, each of which relates to one or more specific Acquired Funds and the corresponding Acquiring Fund or Funds. Each such agreement is referred to as a "Reorganization Agreement."

            (b) At the Exchange Date, the assets belonging to each Acquired Fund, the Special Liabilities associated therewith, and the General Assets and General Liabilities allocated to such Acquired Fund, shall be transferred to the corresponding Acquiring Fund listed in the applicable Reorganization Agreement in exchange for shares of such Acquiring Fund, all as set forth in the Reorganization Agreement. Such Acquiring Fund shares shall be distributed to Acquired Fund shareholders as set forth in
      (c) below. For purposes of the foregoing, the terms "assets belonging to," "Special Liabilities," "General Assets" and "General Liabilities" have the meanings assigned to them in Articles 7(b), 7(c) and 7(d) of the Corporation's amended and restated articles of incorporation.

            (c) At the Exchange Date, each issued and outstanding share of each Acquired Fund shall be, without further action, exchanged for that number of the Class IA shares of the corresponding Acquiring Fund determined in accordance with Sections 3 and 4 of the Reorganization Agreement, and such Acquired Fund shares shall be cancelled and retired. The distribution of such Acquiring Fund shares to Acquired Fund shareholders shall be accomplished in the manner set forth in Section 4(a) of the applicable Reorganization Agreement.

            (d) From and after the Exchange Date, the Acquired Fund shares cancelled and retired pursuant to (c) above shall have the status of authorized and unissued shares of the Corporation, without designation as to series or class.

      IN WITNESS WHEREOF, the undersigned officer of the Corporation has executed these Articles of Amendment on behalf of the Corporation on ____________, 2002.

                                          FORTIS SERIES FUND, INC.



                                          By  _______________________________

                                          Its Secretary

                                                                      APPENDIX C

                  HARTFORD FUND PORTFOLIO MANAGER DISCUSSIONS

     Set forth in this Appendix are discussions of the performance of each Hartford Fund, other than Hartford Money Market Fund, during the fiscal year ended December 31, 2001.

--------------------------------------------------------------------------------
HARTFORD
    ADVISERS HLS FUND
--------------------------------------------------------------------------------



     P o r t f o l i o  M a n a g e r s


    RAND L. ALEXANDER,    CFA
Senior Vice President, Partner and
    Director of U.S. Core Equities   [PHOTO]
        Wellington Management
                Company, LLP



                                    PAUL D. KAPLAN
                                    Senior Vice President,
                                    Partner and Director of
[PHOTO]                             Fixed Income
                                    Wellington Management
                                     Company, LLP



                     P e r f o r m a n c e  O v e r v i e w

                             12/31/1991 - 12/31/2001
                         Growth of a $10,000 Investment

                              [PERFORMANCE GRAPH]


                                                        LEHMAN GOVT.
                             ADVISERS IA    S&P 500     /CREDIT BOND
                             -----------    -------     ------------
12/31/1991                     $10,000      $10,000       $10,000
'92                            $10,830      $10,762       $10,758
'93                            $12,161      $11,847       $11,945
'94                            $11,827      $12,003       $11,525
'95                            $15,178      $16,514       $13,743
'96                            $17,696      $20,306       $14,141
'97                            $22,034      $27,080       $15,522
'98                            $27,467      $34,819       $16,991
'99                            $30,376      $42,145       $16,626
'00                            $30,148      $38,310       $18,596
12/31/2001                     $28,775      $33,758       $20,177



--------------------------------------------------------------------------------
Returns (Inception 3/31/1983)

                                       Average Annual Returns
                                      as of December 31, 2001
                                1 YEAR         5 YEAR       10 YEAR
                                ------         ------       -------
Advisers IA                     - 4.64%        10.19%        11.14%
S&P 500                        - 11.88%        10.70%        12.93%
Lehman Govt./
Credit Bond                       8.50%         7.37%         7.27%

The chart represents a hypothetical investment in the Hartford Advisers HLS Fund.(The annualized returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

A $10,000 investment in the Class IB shares since 2/31/1991 would have been valued at $28,261 on 12/31/2001.



Q. HOW DID THE FUND PERFORM?

Hartford Advisers HLS Fund returned -4.6% for the 12-months ending December 31, 2001. The Fund slightly underperformed its benchmark while it slightly outperformed its peer group. The Composite Index returned -3.1%, and the Lipper VA-UF Flexible Portfolio Average returned -5.3%.

Q. WHY DID THE FUND PERFORM THIS WAY?

The Fund slightly underperformed the S&P 500 for the year because of an overweight position in utilities, an underweight in consumer discretionary, some poor stock selection in technology during the second quarter, and an emphasis on large-cap stocks. We began the year defensively, became more aggressive in the second quarter in response to continuing Fed rate cuts, backed away from the hope of a rapid economic recovery early in the third quarter, and turned more aggressive once again after the decline following the market reopening in mid September. The portfolio is now positioned for economic recovery. We have reduced health care and consumer staples and increased consumer discretionary and technology. However, the Fund remains broadly diversified among sectors in the belief that 2002 will also be a year when stock selection will prove to be more important than sector weightings.

Investment-grade corporate bonds provided total returns that comfortably exceeded those offered by Treasury securities of comparable duration. The solid performance of the high-quality corporate sector was the result of a handsome yield premium at the first of the year, though such strong performance was still surprising given the weakness of the economy and the general deterioration in credit condition among corporate borrowers. A significant portion of the good performance in the corporate sector occurred during the fourth quarter as the outlook for the economy appeared to improve.

Q. WHAT IS YOUR OUTLOOK FOR 2002?

We believe that the recession is just about over, thanks to aggressive easing by the Federal Reserve and an easing of fiscal policy. An economic recovery during the first half of 2002 implies that the Federal Reserve's lowering of short-term interest rates is very close to complete. While interest rates have been coming down, earnings estimates have been coming down faster and therefore, valuations have not improved in spite of the drop in the market. But markets are supposed to anticipate and it seems likely that earnings estimates are close to bottoming out and should begin rising sometime in the first half of 2002. While valuations may look rich on near-term earnings estimates, when the economy begins to recover, which it should, those who are brave enough to look beyond the near term may be handsomely rewarded. Furthermore, the non-Treasury sectors of the bond market should be the better performers as the market continues to sense recovery. Both corporate bonds and mortgage-backed securities should provide better returns than Treasury securities over the course of the year.


-------------------------------------  C-2  ------------------------------------

--------------------------------------------------------------------------------
HARTFORD
    BOND HLS FUND
--------------------------------------------------------------------------------


  P o r t f o l i o  M a n a g e r


             [PHOTO]


                 ALISON D. GRANGER, CFA
                 Senior Vice President
                 Hartford Investment
                   Management Company




                     P e r f o r m a n c e  O v e r v i e w

                             12/31/1991 - 12/31/2001
                         Growth of a $10,000 Investment

                              [PERFORMANCE GRAPH]

                                             LEHMAN
                           BOND IA        AGGREGATE BOND
                           -------        --------------
12/31/1991                 $10,000           $10,000
'92                        $10,557           $10,740
'93                        $11,637           $11,787
'94                        $11,180           $11,443
'95                        $13,253           $13,556
'96                        $13,720           $14,049
'97                        $15,277           $15,404
'98                        $16,522           $16,743
'99                        $16,189           $16,606
'00                        $18,130           $18,537
12/31/2001                 $19,703           $20,101



--------------------------------------------------------------------------------
Returns (Inception 8/31/1977)

                               Average Annual Returns
                               as of December 31, 2001
                             1 YEAR     5 YEAR    10 YEAR
                             ------     ------    -------
Bond IA                       8.68%      7.51%      7.01%
Lehman Aggregate Bond         8.44%      7.43%      7.23%

--------------------------------------------------------------------------------


The chart represents a hypothetical investment in the Hartford Bond HLS Fund. (The annualized returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

A $10,000 investment in the Class IB shares since 12/31/1991 would have been valued at $19,345 on 12/31/2001.




Q. HOW DID THE FUND PERFORM?

Hartford Bond HLS Fund returned 8.7% for the 12-months ending December 31, 2001. The Fund overperformed its benchmark, Lehman Aggregate Bond Index, which returned 8.4%.

Q. WHY DID THE FUND PERFORM THIS WAY?

The Fund generally benefited from an overweight position in investment grade corporate bonds and an underweight in mortgage passthrough securities throughout the year. Sectors emphasized within corporates included energy, health care, telecommunications and technology. The Fund emphasis on intermediate Treasury holdings also enhanced overall performance as the Treasury yield curve steepened during the year. Small Fund holdings in euro-denominated government securities, as well as individual high yield issues detracted from overall Fund returns as these securities underperformed broad U.S. investment grade assets.

Q. WHAT IS YOUR OUTLOOK FOR 2002?

In spite of the apparent willingness of the Federal Reserve to continue to ease and the consensus outlook for low inflation, we do not believe that Treasuries offer much attraction given the absolute low yield levels at which they are trading. We therefore plan to underweight these issues in the portfolios for the foreseeable future.

We do believe that the most attractive opportunities within the fixed income market are concentrated in the investment grade and high yield corporate markets. The aggressive easing by the Federal Reserve as well as the significant deleveraging begun by many companies will ultimately improve corporate credit quality. Extensive credit research combined with a willingness to buy issues which are priced to reflect their issuer's current fundamental challenges is important in identifying these opportunities.


-------------------------------------  C-3  ------------------------------------

--------------------------------------------------------------------------------
HARTFORD
    GLOBAL LEADERS HLS FUND
--------------------------------------------------------------------------------


      P o r t f o l i o  M a n a g e m e n t


             [PHOTO]


                 ANDREW S. OFFIT
                 Senior Vice President and Partner
                 Wellington Management Company, LLP



                      P e r f o r m a n c e  O v e r v i e w

                             10/1/1998 - 12/31/2001
                         Growth of a $10,000 Investment

                              [PERFORMANCE GRAPH]

                        GLOBAL                 MSCI
                      LEADERS IA               WORLD*
                      ----------               ------
10/1/1998               $10,000               $10,000
12/31/1998              $13,188               $12,115
12/31/1999              $19,830               $15,136
12/31/2000              $18,429               $13,141
12/31/2001              $15,380               $11,048



--------------------------------------------------------------------------------
Returns  (Inception 10/1/1998)

                                Average Annual Returns
                                as of December 31, 2001
                              1 YEAR        SINCE INCEPTION
                              ------        ---------------
Global Leaders IA            - 16.58%            14.14%
MSCI World*                  - 16.52%             3.11%

--------------------------------------------------------------------------------


The chart represents a hypothetical investment in the Hartford Global Leaders HLS Fund. (The annualized returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

A $10,000 investment in the Class IB shares at the Fund's inception of 10/1/1998 would have been valued at $15,289 on 12/31/2001.

*Index benchmark numbers are run using 9/30/98 as the inception date.



Q. HOW DID THE FUND PERFORM?

Hartford Global Leaders HLS Fund returned -16.6% for the 12-months ending December 31, 2001. The Fund was in line with its benchmark, while it slightly underperformed its peer group. The MSCI World USD benchmark returned -16.5%, and the Lipper VA-UF Global Average returned -15.3%.

Q. WHY DID THE FUND PERFORM THIS WAY?

Throughout this period, the Fund continued to focus on its themes and sector strategies. Stock picking remained critical to our strategy. Underperformance was due to an emphasis on growth rather than value stocks, as stock selections in the information technology, telecommunications, financials and health care sectors contributed to poor performance. The stock that contributed most negatively to performance for the year was Colt Telecom Group PLC (communications). While Colt did not miss its targets terribly, we miscalculat-ed the negative sentiment toward the sector and the small, but realistic, balance-sheet risk of the company. The Fund has never lost as much on an individual stock as it did on Colt Telecom Group PLC, and we are confident that this will not be repeated. However, we also had many successes during the year, including Samsung Electronics Co., Ltd. (electronics), Microsoft Corp. (software & services), Marks & Spencer PLC (retail), Viacom, Inc. (media & entertainment), Vodafone Group PLC (communications), Rentokil Intial PLC (business services) and Credit Suisse Group (banks). Sector allocations at year's end were overweight in telecommunications, information technology and consumer discretionary and the underweight in financials, utilities and industrials. Information technology continued to represent the largest absolute weight in the Fund.

Q. WHAT IS YOUR OUTLOOK FOR 2002?

Going forward, we are more optimistic about 2002. While the Fed is nearing the end of its interest rate cuts,it is now time for economic growth. Markets have time on their side and as we move through 2002, current business trends should improve and comparisons should get easier. The first quarter may be choppy, but we are looking for better returns throughout the year.

As always, the market environment proves to be both interesting and challenging for global investors. While volatility can cause periods of dislocation, overall this is good news for the Fund. The Fund has superior products, market share, and management, making it a desirable investment, especially in turbulent times. Over the long term, as long as we continue to identify the winning sectors and companies, the Fund should succeed and outperform.


-------------------------------------  C-4  ------------------------------------

--------------------------------------------------------------------------------
HARTFORD
    GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

  P o r t f o l i o  M a n a g e r


              [PHOTO]


                 JAMES A. RULLO, CFA
                 Senior Vice President and Partner
                 Wellington Management Company, LLP





                      P e r f o r m a n c e  O v e r v i e w


                             5/29/1998 - 12/31/2001
                         Growth of a $10,000 Investment


                              [PERFORMANCE GRAPH]


                             GROWTH AND
                              INCOME IA           S&P 500
                              ---------           -------
5/29/1998                      $10,000            $10,000
12/31/1998                     $11,905            $11,365
12/31/1999                     $14,503            $13,754
12/31/2000                     $13,684            $12,503
12/31/2001                     $12,587            $11,017

--------------------------------------------------------------------------------
Returns  (Inception 5/29/1998)

                                 Average Annual Returns
                                 as of December 31, 2001
                                1 YEAR     SINCE INCEPTION
                                ------     ---------------
Growth and Income IA            - 8.02%         6.61%
S&P 500                        - 11.88%         2.73%

--------------------------------------------------------------------------------


The chart represents a hypothetical investment in the Hartford Growth and Income HLS Fund. (The annualized returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

A $10,000 investment in the Class IB shares at the Fund's inception of 5/29/1998 would have been valued at $12,506 on 12/31/2001.



Q. HOW DID THE FUND PERFORM?

Hartford Growth and Income HLS Fund returned -8.0% for the 12-months ending December 31, 2001. The Fund exceeded the performance of the S&P 500 Index, which returned -11.9% and the Lipper Large Cap Core VA-UF average, which returned -12.9%.

Q. WHY DID THE FUND PERFORM THIS WAY?

The outperformance for the Fund in 2001 was mainly driven by stock selection in financials and pharmaceuticals but was also broad-based, as the Fund outperformed in 14 of 22 S&P 500 economic industries. In particular, two Fund's holdings, UnionBanCal Corp. (banks) and Pacific Century Financial Corp. (banks), were strong performers for the year. Also, the Fund avoided many poor performing pharmaceutical stocks, and benefited from strong stock selection in biotechnology throughout the year.

Q. WHAT IS YOUR OUTLOOK FOR 2002?

While economic weakness may linger for a few months, the bottom of this recession seems very near. The combination of monetary and fiscal stimulus, falling energy bills, and more stable financial markets gives us confidence that recovery will emerge by spring. We forecast annual average real GDP growth of just 0.7% for 2002, but the economy should be growing at an annual rate near 3% by year end. In this environment, inflation will decrease. While the Federal Reserve may soon be through cutting interest rates, it will be some time before they contemplate tightening policy.

Though we still need to acknowledge the geopolitical risks that confront the world post-September 11, we are optimistic that the U.S. economy and financial markets can weather the uncertainties. Our conviction in an improving U.S. economy has risen since last quarter, and we are now more confident that an economic recovery will begin to show signs by mid-2002.


-------------------------------------  C-5  ------------------------------------

--------------------------------------------------------------------------------
HARTFORD
   HIGH YIELD HLS FUND
--------------------------------------------------------------------------------


   P o r t f o l i o  M a n a g e r


             [PHOTO]


                  ALISON D. GRANGER, CFA
                  Senior Vice President
                  Hartford Investment
                   Management Company






                     P e r f o r m a n c e  O v e r v i e w

                             10/1/1998 - 12/31/2001
                         Growth of a $10,000 Investment


                              [PERFORMANCE GRAPH]

                                          LEHMAN HIGH
                       HIGH YIELD IA      YIELD* CORPORATE
                       -------------      ----------------
10/1/1998                $10,000              $10,000
10/31/1998               $10,358              $10,212
10/31/1999               $10,845              $10,456
10/31/2000               $10,968              $ 9,844
12/31/2001               $11,263              $10,365



--------------------------------------------------------------------------------
Returns   (Inception 10/1/1998)

                                  Average Annual Returns
                                  as of December 31, 2001
                              1 YEAR           SINCE INCEPTION
                              ------           ---------------
High Yield IA                  2.69%                3.72%
Lehman High Yield*
Corporate                      5.28%                1.11%

--------------------------------------------------------------------------------

The chart represents a hypothetical investment in the Hartford High Yield HLS Fund.(The annualized returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

A $10,000 investment in the Class IB shares at the Fund's inception of 10/1/1998 would have been valued at $11,198 on 12/31/2001.

*     Index benchmarks are run using a 9/30/98 inception date.



Q. HOW DID THE FUND PERFORM?

Hartford High Yield HLS Fund returned 2.7% for the 12-months ending December 31, 2001. The Fund underperformed its benchmark, Lehman High Yield Corporate Bond Index, which returned 5.3%.

Q. WHY DID THE FUND PERFORM THIS WAY?

The Fund's above-average credit quality and low default experience, particularly in the second half of this year as an increasing likelihood of recession caused high yield securities to underperform high grade, continued to benefit performance this year. We focused on our overweight positions in the health care and energy sector. Both positions continue to enjoy upgrades in their debt ratings as their financial positions improve. Although premature in the second quarter, the Fund's overweight position in select technology, telecommunications and media sectors aided its performance this year. These deeply-discounted issues recovered from the depths of their second-quarter sell-off.

Q. WHAT IS YOUR OUTLOOK FOR 2002?

The tragic events of September 11th reinforced the view we have held for most of the year that consumer-related high yield issuers such as those in the retail, homebuilding and gaming industries, along with lodging and transportation issuers were ripe for a correction. We have favored and continue to favor issuers in the telecommunications and technology sectors. Many of these securities are available at very high yields, and in sharp contrast to our view of early 2000, we believe that the market is currently overestimating the likelihood of default among these issuers. We also are emphasizing some of the basic industries such as pulp/paper, chemicals, and metals and mining. Individual issuer and security selection is key, and we are working closely with our traders and analysts to identify those with high potential for attractive return.


-------------------------------------  C-6  ------------------------------------

--------------------------------------------------------------------------------
HARTFORD
    INDEX HLS FUND
--------------------------------------------------------------------------------

  P o r t f o l i o  M a n a g e r

              [PHOTO]

                 RODGER METZGER
                 Vice President
                 Hartford Investment Management Company



                     P e r f o r m a n c e  O v e r v i e w


                             12/31/1991 - 12/31/2001
                         Growth of a $10,000 Investment

                              [PERFORMANCE GRAPH]


                            INDEX           S&P 500
                           -------        ------------
12/31/1991                 $10,000           $10,000
12/31/1992                 $10,682           $10,762
12/31/1993                 $11,656           $11,847
12/31/1994                 $11,765           $12,003
12/31/1995                 $16,065           $16,514
12/31/1996                 $19,614           $20,306
12/31/1997                 $26,010           $27,080
12/31/1998                 $33,309           $34,819
12/31/1999                 $40,134           $42,145
12/31/2000                 $36,321           $38,310
12/31/2001                 $31,849           $33,758


--------------------------------------------------------------------------------
Returns (Inception 5/1/1987)

                            Average Annual Returns as
                              of December 31, 2001
                           1 YEAR    5 YEAR    10 YEAR
                          --------   ------    -------
Index IA                  - 12.31%   10.18%     12.28%
S&P 500                   - 11.88%   10.70%     12.93%

--------------------------------------------------------------------------------

The chart represents a hypothetical investment in the Hartford Index HLS Fund. (Returns include the Fund level expenses, but exclude the insurance charges). Past performance does not guarantee future results. The value of the contract will fluctuate so that when redeemed, it may be worth more or less than the original investment.

A $10,000 investment in Class IB shares since 12/31/1991 would have been valued at $31,281 on 12/31/2001.

Q. HOW DID THE FUND PERFORM?

Hartford Index HLS Fund returned -12.3% for the 12-months ending December 31, 2001. The fund underperformed its benchmark, the S&P 500 Index, which returned -11.9%.

Q. WHY DID THE FUND PERFORM THIS WAY?

My mandate as a passive portfolio manager is to track with the index plus or minus 5 basis points for the year before expenses. For the year, before expenses my fund was minus 5 basis points relative to the S&P 500 Index. All other underperformance would be attributed to expenses of one form or another.

Reasons for the underperformance would include 1) not owning Hartford Insurance Group in the fund and replacing it with other Property Casualty insurance companies which underperformed HIG, 2) daily cash flows which had to be invested in an up market or uninvested in a declining market, 3)the implied yield in the short term market which was lower then the implied yield in the S&P 500 stock index futures, and 4) commissions paid for execution of trades for the year.

Q. WHAT IS YOUR OUTLOOK FOR 2002?

My goal as a portfolio manager is to track the index for the year so my comments will be focused on my expectations for the S&P 500.

I feel this will be a challenging year for investors. We are all trying to gauge where we are in the economic cycle. This presents special problems in tailoring the portfolio with respect to growth/value, aggressiveness of the portfolio, cash levels in the portfolio, etc. My particular concern has to do with the current valuations in the equity market. Investors have been looking for a rebound in the economy for so long that they have rotated into economically sensitive names and bid up names to reflect a recovery that quite frankly has not begun. We may ultimately look back on 2002 and see a) an economic recovery but b) a meandering market that can't figure out what to invest in next.

One of the benefits of being in an S&P 500 index fund is that you are essentially investing in the U.S. economy. As we crawl out of the recession, ultimately holding larger positions in blue chip companies will prove to be profitable.

--------------------------------------C-7---------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH __, 2002

                          ACQUISITION OF THE ASSETS OF

                         FORTIS ASSET ALLOCATION SERIES
                        FORTIS DIVERSIFIED INCOME SERIES
                           FORTIS GLOBAL GROWTH SERIES
                          FORTIS GROWTH & INCOME SERIES
                            FORTIS HIGH YIELD SERIES
                           FORTIS MONEY MARKET SERIES
                           FORTIS S&P 500 INDEX SERIES
                                EACH A SERIES OF
                            FORTIS SERIES FUND, INC.

                500 BIELENBERG DRIVE, WOODBURY, MINNESOTA 55125
           MAILING ADDRESS: P.O. BOX 64284, ST. PAUL, MINNESOTA 55164
                                 (800) 738-4000

                        BY AND IN EXCHANGE FOR SHARES OF

                        HARTFORD ADVISERS HLS FUND, INC.
                          HARTFORD BOND HLS FUND, INC.

                        HARTFORD GLOBAL LEADERS HLS FUND
                       HARTFORD GROWTH AND INCOME HLS FUND
                          HARTFORD HIGH YIELD HLS FUND
                                EACH A SERIES OF
                           HARTFORD SERIES FUND, INC.

                      HARTFORD MONEY MARKET HLS FUND, INC.
                          HARTFORD INDEX HLS FUND, INC.


                500 BIELENBERG DRIVE, WOODBURY, MINNESOTA 55125
           MAILING ADDRESS: P.O. BOX 64284, ST. PAUL, MINNESOTA 55164
                                 (888) 843-7824

         This Statement of Additional Information relates specifically to the reorganization of the series of Fortis Series Fund, Inc. referenced above (each a "Fortis Fund") into the Hartford HLS Funds referenced above (each a "Hartford Fund"). Pursuant to this reorganization, each Hartford Fund would acquire all of the assets of a Fortis Fund that has a substantially similar investment objective and substantially identical investment strategies and risks, and Hartford Fund shares would be distributed pro rata by each Fortis Fund to the holders of its shares, in complete liquidation of the Fortis Fund. For the name of the Hartford Fund into which your Fortis Fund would be reorganized, see the "Summary - About the Proposed Reorganization" in the Prospectus/Proxy Statement dated March __, 2002.

         This Statement of Additional Information dated March ___, 2002 is not a prospectus. A Prospectus/Proxy Statement dated March __, 2002 relating to the above-referenced matters may be obtained from the Hartford Funds or the Fortis Funds at the addresses and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

                               TABLE OF CONTENTS

I.       Additional Information About the Hartford Funds and the Fortis Funds................ 2
II.      Financial Statements................................................................ 2
III.     Pro Forma Financial Statements...................................................... 2


         I. ADDITIONAL INFORMATION ABOUT THE HARTFORD FUNDS AND THE FORTIS FUNDS

         This Statement of Additional Information is accompanied by the following documents which contain additional information about the Hartford Funds and the Fortis Funds and which are incorporated by reference herein:

         1. The Statement of Additional Information dated May 1, 2001 of Fortis Series Fund, Inc. (SEC File No. 811-4615/33-03920).

         2. The Statement of Additional Information dated May 1, 2001, as revised October 18, 2001, of Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Midcap HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Global Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Inc.,
               Hartford Mortgage Securities HLS Fund, Inc., Hartford Money Market HLS Fund, Inc. and Hartford Series Fund, Inc. (SEC File Nos. 811-04005/2-89794, 811-08186/33-72572; 811-05045/33-12278;
               811-06059/33-33756; 811-08185/333-25253; 811-07557/333-01551;
               811-02630/2-57609; 811-03659/2-81647; 811-08804/33-84950;
               811-03660/2-81650; 811-04201/2-94211; 811-03662/2-81648;
               811-08629/333-45431).

         II. FINANCIAL INFORMATION

         Historical financial information regarding the Hartford Funds and the Fortis Funds is included in the following documents which accompany this Statement of Additional Information and which are incorporated by reference herein:

         1. The Fortis Series Fund, Inc. Annual Report for the fiscal year ended December 31, 2001, filed with the Securities and Exchange Commission on February 28, 2002 (SEC File No. 811-04615).

         2. The Hartford HLS Funds Annual Report for the fiscal year ended December 31, 2001, filed with the Securities and Exchange Commission on February 19, 2002 (SEC File Nos. 811-04005; 811-08186; 811-05045;811-06059; 811-08185; 811-07557; 811-02630;
              811-03659; 811-08804; 811-03660; 811-04201; 811-03662; 811-08629).

         III.     PRO FORMA FINANCIAL STATEMENTS

         Set forth on the following pages are pro forma financial statements which are presented to show the effect of the proposed acquisition of each Fortis Fund by the corresponding Hartford Fund as if such acquisition had taken place as of the close of business on December 31, 2000.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)
Fortis Asset Allocation Series (Acquired)
Hartford Advisers HLS Fund, Inc. (Acquiring)
(000's Omitted)


                                                               FORTIS            HARTFORD
                                                              ACQUIRED           ACQUIRING
                                                                FUND               FUND
                                                              12/31/01           12/31/01           PROFORMA            PROFORMA
                                                            (HISTORICAL)       (HISTORICAL)       ADJUSTMENTS           COMBINED
                                                           --------------     --------------     --------------      --------------
ASSETS
   Investments , at value                                  $      537,308     $   12,280,960                  0      $   12,818,268
   Cash, receivables and other assets                               4,480             78,501                  0              82,981
   Collateral for securities lending transactions                       0          1,568,006                  0           1,568,006
                                                           --------------     --------------     --------------      --------------
TOTAL ASSETS                                                      541,788         13,927,467                  0          14,469,255
                                                           --------------     --------------     --------------      --------------
LIABILITIES
   Payable upon return of securities loaned                             0          1,568,006                  0           1,568,006
   Payable for investment securities purchased                          0                  0                  0                   0
   Redemptions of capital stock                                         0              1,062                  0               1,062
   Accounts payable and accrued expenses                             (300)               630                  0                 330
                                                           --------------     --------------     --------------      --------------
TOTAL LIABILITIES                                                    (300)         1,569,698                  0           1,569,398
                                                           --------------     --------------     --------------      --------------
NET ASSETS
   Net proceeds of capital stock, par value$.01 per share         529,155         11,421,558                  0          11,950,713
   Unrealized appreciation (depreciation) of investments
      in securities                                                (1,229)         1,023,317                  0           1,022,088
   Undistributed net investment income                             14,919            218,556                  0             233,475
   Accumulated net realized gain (loss) from sale of
      investments                                                  (1,357)          (305,662)                 0            (307,019)
                                                           --------------     --------------     --------------      --------------
TOTAL NET ASSETS                                           $      541,488     $   12,357,769                  0      $   12,899,257
                                                           ==============     ==============     ==============      ==============


OUTSTANDING SHARES                              CLASS A        34,399,038      5,050,524,170        196,646,638(a)    5,281,569,846
                                                CLASS IB                0        220,853,000               0(a)         220,853,000
                                                               34,399,038      5,271,377,170        196,646,638       5,502,422,846



NET ASSET VALUE                                 CLASS A    $        15.74     $         2.34         6.71663189      $         2.34
                                                CLASS IB   $         0.00     $         2.36         0.00000000      $         2.36

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001 (Unaudited)
FORTIS ASSET ALLOCATION SERIES (ACQUIRED)
HARTFORD ADVISERS HLS FUND, INC. (ACQUIRING)
(000's Omitted)

                                                               FORTIS            HARTFORD
                                                              ACQUIRED          ACQUIRING
                                                                FUND               FUND
                                                              12/31/01           12/31/01           PROFORMA            PROFORMA
                                                            (HISTORICAL)       (HISTORICAL)       ADJUSTMENTS           COMBINED
                                                           --------------     --------------     --------------      --------------
NET INVESTMENT INCOME:
  Income
    Interest Income                                        $       13,566     $      302,526                  0      $      316,092
    Dividend Income                                                 4,242             95,939                  0             100,181
    Fee income                                                         79              5,385                  0               5,464
                                                           --------------     --------------     --------------      --------------
  Total Income                                                     17,887            403,850                  0             421,737
                                                           --------------     --------------     --------------      --------------
  Expenses:
    Investment advisory and management fees                         2,736             54,937               (270)(a)          57,403
    Administrative services fees                                        0             25,442              1,161 (a)          26,603
    Accounting services                                                 0              2,546                116 (a)           2,662
    Shareholders' notices and reports                                  82                765                (47)(a)             800
    Legal and auditing fees                                            37                151                (37)(a)             151
    Custodian fees, gross                                              37                117                (37)(a)             117
    Custodian fees, expense offset                                      0                (65)                 0                 (65)
    Directors' fees and expenses                                       49                 51                (49)(a)              51
    Distribution fees - Class IB                                        0                962                  0                 962
    Other                                                              26                318                (18)(a)             326
                                                           --------------     --------------     --------------      --------------
  Total expenses (before reimbursements and waivers)                2,967             85,224                819              89,010
    Distribution fees - Class IB waived                                 0               (269)                 0                (269)
                                                           --------------     --------------     --------------      --------------
  Total expenses, net                                               2,967             84,955                819              88,741
                                                           --------------     --------------     --------------      --------------
NET INVESTMENT INCOME (LOSS)                                       14,920            318,895               (819)            332,996
                                                           --------------     --------------     --------------      --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from investments & foreign
    currency transactions                                          (1,248)          (306,000)                 0            (307,248)
  Net change in unrealized appreciation (depreciation) of
    investments                                                   (60,339)          (657,976)                 0            (718,315)
                                                           --------------     --------------     --------------      --------------
NET LOSS ON INVESTMENTS                                           (61,587)          (963,976)                 0          (1,025,563)
                                                           --------------     --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     ($46,667)         ($645,081)             ($819)          ($692,567)
                                                           ==============     ==============     ==============      ==============

(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND December 31, 2001 (Unaudited)

1.    GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Fortis Asset Allocation Series (Acquired Fund) by Hartford Advisers HLS Fund, Inc. (Acquiring
Fund) as if such acquisition had taken place as of the close of business on December 31, 2000.


Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended December 31, 2001.


The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated December 31, 2001.


The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on December 31, 2000.


2.    SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund serves as an underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts, as well as, certain qualified retirement plans. The Acquiring Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Both classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At December 31, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: The Acquiring Fund enters into futures contracts to retain its cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. It is the policy of the Fund to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: HL Investment Advisors, LLC (HL Advisors), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford) is the investment manager for the Acquiring Fund. As investment manager, HL Advisors has overall investment supervisory responsibility for the Acquiring Fund. HL Advisors has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .575% of the first $250 million of average daily net assets, .525% for the next $250 million, .475% for the next $500 million, and .425% for average daily net assets over $1 billion.

Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Acquiring Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of .20% of the Acquiring Fund's average daily net assets. The

Fund assumes and pays certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees).

The Acquiring Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Acquiring Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. Although the Distribution Plan provides that the Acquiring Fund may pay annually up to .25% of average daily net assets of Class IB, attributable to Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. The waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Acquiring Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

Allocable expenses incurred by Hartford HLS Mutual Funds (including the Acquiring Fund) are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on the ratio of the net assets of each Hartford HLS Mutual Fund (including the Acquiring Fund) to the combined net assets of the Hartford HLS Mutual Funds (including the Acquiring Fund). Non-allocable expenses are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on specific identification.

For the twelve-month period ended December 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.



The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.



LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.


3.    PRO FORMA ADJUSTMENTS


The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on December 31, 2000. Such pro forma financial statements do not reflect the expenses of the merger, which will be assumed by the Acquiring Fund. Such expenses are estimated to be approximately $195,600, or 0.0015% of the pro forma combined net assets as of December 31, 2001.

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                      COMMON STOCK

                                      "FOOD, BEVERAGE & TOBACCO"
      83          1,600       1,683      Coca-Cola Co.                                       $  3,909     $ 75,440     $ 79,349
     105          2,900       3,005      Pepsico, Inc.                                       $  5,112     $141,201     $146,313

                                      TOTAL FOR INDUSTRY:
                                      "FOOD, BEVERAGE & TOBACCO"                             $  9,021     $216,641     $225,662

                                      "METALS, MINERALS & MINING"
     150          3,500       3,650      Alcoa, Inc.                                         $  5,350     $124,425     $129,775
       0          1,150       1,150      Illinois Tool Works, Inc.                           $      0     $ 77,878     $ 77,878

                                      TOTAL FOR INDUSTRY:
                                      "METALS, MINERALS & MINING"                            $  5,350     $202,303     $207,653

                                      AEROSPACE & DEFENSE
       0          3,700       3,700      General Motors Corp.,
                                         Class H                                             $      0     $ 57,165     $ 57,165

                                      BANKS
     129          2,900       3,029      American Express Co.                                $  4,615     $103,501     $108,116
     114          2,350       2,464      Bank One Corp.                                      $  4,460     $ 91,768     $ 96,228
     252          5,054       5,306      Citigroup, Inc.                                     $ 12,716     $255,139     $267,855
     100          2,100       2,200      FleetBoston Financial Corp.                         $  3,668     $ 76,650     $ 80,318
     163          3,650       3,813      J.P. Morgan Chase & Co.                             $  5,912     $132,678     $138,590
     122          3,200       3,322      State Street Corp.
                                         (with rights)                                       $  6,374     $167,200     $173,574
     184          3,600       3,784      U.S. Bancorp (with rights)                          $  3,845     $ 75,348     $ 79,193

                                      TOTAL FOR INDUSTRY: BANKS                              $ 41,590     $902,284     $943,874

                                      BUSINESS SERVICES
     200          1,809       2,009      Accenture Ltd. Class A                              $  5,384     $ 48,693     $ 54,077

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       CHEMICALS
     125          3,000       3,125       Dow Chemical Co.                                    $  4,220     $101,340     $105,560

                                       COMMUNICATIONS
     160          2,975       3,135       SBC Communications, Inc.                            $  6,255     $116,531     $122,786
       0          1,800       1,800       Verizon Communications,
                                          Inc                                                 $      0     $ 85,428     $ 85,428
     309          6,000       6,309       WorldCom, Inc. - WorldCom
                                          Group (with rights)                                 $  4,354     $ 84,480     $ 88,834

                                       TOTAL FOR INDUSTRY:
                                       COMMUNICATIONS                                         $ 10,609     $286,439     $297,048

                                       COMPUTERS & OFFICE EQUIPMENT
     344          6,676       7,020       Cisco Systems, Inc.
                                          (with rights)                                       $  6,226     $120,908     $127,134
     420          9,545       9,965       Compaq Computer Corp.
                                          (with rights)                                       $  4,099     $ 93,157     $ 97,256
     175          3,315       3,490       EMC Corp.                                           $  2,348     $ 44,554     $ 46,902
      76          1,640       1,716       International Business
                                          Machines Corp.                                      $  9,229     $198,374     $207,603
     221          4,230       4,451       Solectron Corp.
                                          (with rights)                                       $  2,496     $ 47,714     $ 50,210

                                       TOTAL FOR INDUSTRY:
                                       COMPUTERS & OFFICE EQUIPMENT                           $ 24,398     $504,707     $529,105

                                       CONSUMER NON-DURABLES
      35          1,200       1,235       Estee Lauder Companies,
                                          Inc. Class A                                        $  1,122     $ 38,472     $ 39,594
      90          1,500       1,590       Gillette Co.
                                          (with rights)                                       $  3,006     $ 50,100     $ 53,106
     156          4,035       4,191       Safeway, Inc.                                       $  6,492     $168,474     $174,966
     157          2,400       2,557       Tyco International Ltd.
                                          (with rights)                                       $  9,247     $141,360     $150,607

                                       TOTAL FOR INDUSTRY:
                                       CONSUMER NON-DURABLES                                  $ 19,867     $398,406     $418,273

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                       DRUGS
     123          2,485         2,608     Abbott Laboratories
                                          (with rights)                                       $  6,846     $138,539     $145,385
     120          2,500         2,620     American Home Products
                                          Corp. (with rights)                                 $  7,363     $153,400     $160,763
      30            500           530     Amgen, Inc. (with rights)                           $  1,693     $ 28,220     $ 29,913
     100          2,308         2,408     Bristol-Myers Squibb Co.                            $  5,074     $117,708     $122,782
     101          2,120         2,221     Merck & Co., Inc.                                   $  5,915     $124,656     $130,571
     198          3,825         4,023     Pfizer, Inc. (with rights)                          $  7,910     $152,423     $160,333
     124          2,204         2,328     Pharmacia Corp.
                                          (with rights)                                       $  5,289     $ 94,001     $ 99,290
     158          3,679         3,837     Schering-Plough Corp.
                                          (with rights)                                       $  5,644     $131,727     $137,371

                                       TOTAL FOR INDUSTRY: DRUGS                              $ 45,734     $940,674     $986,408

                                       ELECTRONICS
      76          1,416         1,492     Emerson Electric Co.                                $  4,340     $ 80,859     $ 85,199
     248          6,006         6,254     General Electric Co.                                $  9,952     $240,720     $250,672
     252          5,308         5,560     Intel Corp.                                         $  7,916     $166,930     $174,846
     105          1,450         1,555     Micron Technology, Inc.                             $  3,255     $ 44,950     $ 48,205
     118          1,916         2,034     Texas Instruments, Inc.
                                          (with rights)                                       $  3,298     $ 53,654     $ 56,952

                                       TOTAL FOR INDUSTRY:
                                       ELECTRONICS                                            $ 28,761     $587,113     $615,874

                                       ENERGY & SERVICES
      60          1,497         1,557     Anadarko Petroleum Corp.
                                          (with rights)                                       $  3,411     $ 85,104     $ 88,515
       0            900           900     ChevronTexaco Corp.                                 $      0     $ 80,649     $ 80,649
     318          6,500         6,818     Exxon Mobil Corp.                                   $ 12,482     $255,450     $267,932
      95          1,859         1,954     Schlumberger Ltd.                                   $  5,231     $102,158     $107,389

                                       TOTAL FOR INDUSTRY:
                                       ENERGY & SERVICES                                      $ 21,124     $523,361     $544,485

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                       FINANCE
      59              0          59       Dime Bancorp, Inc.
                                          (Warrants)                                          $      9     $      0     $      9

                                       FINANCIAL SERVICES
     132          3,050       3,182       Franklin Resources, Inc.                            $  4,645     $107,574     $112,219
       0            200         200       Goldman Sachs Group, Inc.                           $      0     $ 18,550     $ 18,550
     114          2,500       2,614       Merrill Lynch & Co., Inc.                           $  5,957     $130,300     $136,257

                                       TOTAL FOR INDUSTRY:
                                       FINANCIAL SERVICES                                     $ 10,602     $256,424     $267,026

                                       FOREST & PAPER PRODUCTS
     110          1,200       1,310       International Paper Co.                             $  4,459     $ 48,420     $ 52,879
      85          2,038       2,123       Kimberly-Clark Corp.                                $  5,101     $121,884     $126,985
       0            800         800       Weyerhaeuser Co.                                    $      0     $ 43,264     $ 43,264

                                       TOTAL FOR INDUSTRY: FOREST &
                                       PAPER PRODUCTS                                         $  9,560     $213,568     $223,128

                                       HEALTH CARE
      85              0          85       McKesson, Corp.                                     $  3,179     $      0     $  3,179


                                       HEALTH SERVICES
     101          2,300       2,401       HCA, Inc.                                           $  3,896     $ 88,642     $ 92,538

                                       HOTELS & GAMING
       0            383         383       Marriott International, Inc.,                       $      0     $ 15,581     $ 15,581

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                      INSURANCE
    105          2,376         2,481     American International
                                         Group, Inc.                                         $  8,321     $188,646     $196,967
     82          1,825         1,907     Marsh & McLennan Companies,
                                         Inc. (with rights)                                  $  8,768     $196,096     $204,864

                                      TOTAL FOR INDUSTRY: INSURANCE                          $ 17,089     $384,742     $401,831

                                      MACHINERY
     65          1,312         1,377     United Technologies Corp.                           $  4,207     $ 84,814     $ 89,021


                                      MEDIA & ENTERTAINMENT
     62          2,780         2,842     Gannett Co., Inc.
                                         (with rights)                                       $  4,188     $186,899     $191,087
    293          7,046         7,339     Liberty Media Corp. Class A                         $  4,099     $ 98,644     $102,743
    110          2,250         2,360     Viacom, Inc. Class B                                $  4,834     $ 99,338     $104,172

                                      TOTAL FOR INDUSTRY: MEDIA &
                                      ENTERTAINMENT                                          $ 13,121     $384,881     $398,002

                                      MEDICAL INSTRUMENTS &
                                      SUPPLIES
    137          2,455         2,592     Johnson & Johnson                                   $  8,109     $145,079     $153,188

                                      RETAIL
    170          3,464         3,634     CVS Corp.                                           $  5,032     $102,528     $107,560
    154          3,220         3,374     Home Depot, Inc.                                    $  7,856     $164,252     $172,108
    173          3,810         3,983     Wal-Mart Stores, Inc.                               $  9,962     $219,266     $229,228

                                      TOTAL FOR INDUSTRY: RETAIL                             $ 22,850     $486,046     $508,896

                                      RUBBER & PLASTICS PRODUCTS
     20            200           220     NIKE, Inc. Class B                                  $  1,125     $ 11,248     $ 12,373

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      SERVICES
    135              0           135     Comcast Corp. Special
                                         Class A                                             $  4,860     $      0     $  4,860

                                      SOFTWARE & SERVICES
    252          6,200         6,452     AOL Time Warner, Inc.
                                         (with rights)                                       $  8,073     $199,020     $207,093
     75          2,000         2,075     Automatic Data Processing,
                                         Inc.                                                $  4,418     $117,800     $122,218
      0          1,077         1,077     Computer Sciences Corp.                             $      0     $ 52,766     $ 52,766
    246          5,100         5,346     Microsoft Corp.                                     $ 16,302     $337,977     $354,279
    299          6,800         7,099     Oracle Corp. (with rights)                          $  4,129     $ 93,908     $ 98,037

                                      TOTAL FOR INDUSTRY: SOFTWARE &
                                      SERVICES                                               $ 32,922     $801,471     $834,393

                                      TECHNOLOGY
      0              0             0     @Track Communications, Inc.
                                         (Warrants)                                          $      0     $      0     $      0
    117              0           117     Qwest Communications
                                         International, Inc.                                 $  1,649     $      0     $  1,649

                                      TOTAL FOR INDUSTRY: TECHNOLOGY                         $  1,649     $      0     $  1,649


                                      TRANSPORTATION
     82          2,336         2,418     Boeing Co.                                          $  3,164     $ 90,594     $ 93,758
    105          1,200         1,305     FedEx Corp.                                         $  5,453     $ 62,256     $ 67,709

                                      TOTAL FOR INDUSTRY:
                                      TRANSPORTATION                                         $  8,617     $152,850     $161,467

                                      UTILITIES
    115          2,491         2,606     Duke Energy Corp.
                                         (with rights)                                       $  4,507     $ 97,801     $102,308
    105          2,496         2,601     El Paso Corp. (with rights)                         $  4,691     $111,324     $116,015

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
       0          2,185         2,185     Exelon Corp.                                       $        0   $  104,594    $  104,594
      75          1,632         1,707     FPL Group, Inc.                                    $    4,230   $   92,056    $   96,286

                                       TOTAL FOR INDUSTRY:
                                       UTILITIES                                             $   13,428   $  405,775    $  419,203

                                       TOTAL FOR SEGMENT: COMMON
                                       STOCK                                                 $  371,281   $8,200,247    $8,571,528

                                       ASSET BACKED SECURITIES

                                       FINANCE
   3,400              0         3,400     Citibank Credit Card
                                          Issuance Trust             7.050%     09/15/2005   $    3,613   $        0    $    3,613
   4,000              0         4,000     Citibank Credit Card
                                          Master Trust I             6.900%     11/15/2006   $    4,233   $        0    $    4,233
     389              0           389     Money Store Home
                                          Improvement Trust          7.410%     05/15/2017   $      405   $        0    $      405
   3,000              0         3,000     Standard Credit Card
                                          Master Trust               8.450%     01/07/2007   $    3,268   $        0    $    3,268

                                       TOTAL FOR INDUSTRY: FINANCE                           $   11,519   $        0    $   11,519

                                       TOTAL FOR SEGMENT: ASSET
                                       BACKED SECURITIES                                     $   11,519   $        0    $   11,519

                                       MUNICIPAL BONDS

       0          7,000         7,000     Miami Beach, Florida       8.800%        12/1/15   $        0   $    7,558    $    7,558

                                       EDUCATION
       0          5,285         5,285     Mount Sinai School of
                                          Medicine NY                6.000%         7/1/03   $        0   $    5,450    $    5,450

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TOTAL FOR SEGMENT: MUNICIPAL
                                      BONDS                                                   $      0    $   13,008    $   13,008

                                      CORPORATE BONDS

    0         43,000        43,000       AESOP Funding II LLC,
                                         Series 1998-1                6.140%    5/20/06       $      0    $   44,631    $   44,631
    0         18,000        18,000       Asset Securitization
                                         Corp., Series 1997           7.490%    4/14/29       $      0    $   19,395    $   19,395
    0         17,200        17,200       Asset Securitization
                                         Corp., Series 1997           6.930%    2/14/43       $      0    $   17,605    $   17,605
    0         25,000        25,000       Chase Commercial Mortgage
                                         Securities                   7.370%    6/19/29       $      0    $   26,796    $   26,796
    0         17,225        17,225       First Union - Lehman
                                         Brothers Commercial          7.380%    4/18/07       $      0    $   18,495    $   18,495

                                      TOTAL FOR INDUSTRY:                                     $      0    $  126,922    $  126,922

                                      "FOOD, BEVERAGE & TOBACCO"
    0         30,000        30,000       Coca-Cola Enterprises, Inc.  6.750%    9/15/28       $      0    $   30,405    $   30,405
    0         19,555        19,555       ConAgra Foods, Inc.          7.875%    9/15/10       $      0    $   21,387    $   21,387
    0         35,000        35,000       PepsiAmericas, Inc.          6.375%    5/1/09        $      0    $   34,919    $   34,919

                                      TOTAL FOR INDUSTRY: "FOOD,
                                      BEVERAGE & TOBACCO"                                     $      0    $   86,711    $   86,711

                                      BANKS
    0         12,035        12,035       American Express Co.         6.875%    11/1/05       $      0    $   12,730    $   12,730
    0         20,000        20,000       Bank of America Corp. (Aa2)  5.875%    2/15/09       $      0    $   19,899    $   19,899
    0         40,000        40,000       Bank One Corp. (Aa3)         6.875%    8/1/06        $      0    $   42,503    $   42,503
    0         10,000        10,000       BankBoston Corp. (A2)        6.625%    2/1/04        $      0    $   10,525    $   10,525
    0         25,000        25,000       Bayerische Landesbank
                                         Girozentrale (NY)            5.650%    2/1/09        $      0    $   24,396    $   24,396
    0         10,000        10,000       Citigroup, Inc.              6.250%    12/1/05       $      0    $   10,452    $   10,452
    0         13,685        13,685       First Union National Bank
                                         (A1)                         5.800%    12/1/08       $      0    $   13,480    $   13,480
    0         36,745        36,745       Key Bank N.A. (A1)           5.800%    4/1/04        $      0    $   37,785    $   37,785
    0         14,825        14,825       Popular, Inc.                6.750%    12/15/05      $      0    $   15,017    $   15,017

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TOTAL FOR INDUSTRY: BANKS                               $      0    $  186,787    $  186,787

                                      CAPITAL GOODS
     500             0           500     Boeing Capital Corp.,
                                         6.10%, 3-1-2011              6.100%    03/01/2011    $    486    $        0    $      486
     500             0           500     Northrop Grumman Corp.,
                                         7.125%                       7.125%    02/15/2011    $    522    $        0    $      522

                                      TOTAL FOR INDUSTRY:
                                      CAPITAL GOODS                                           $  1,008    $        0    $    1,008

                                      CHEMICALS
       0        20,000        20,000     ICI Wilmington, Inc.         6.950%    9/15/04       $      0    $   20,337    $   20,337
       0        25,000        25,000     Praxair, Inc.                6.150%    4/15/03       $      0    $   25,747    $   25,747
       0        40,000        40,000     Rohm & Haas Co. (A3)         7.400%    7/15/09       $      0    $   43,368    $   43,368

                                      TOTAL FOR INDUSTRY:
                                      CHEMICALS                                               $      0    $   89,452    $   89,452

                                      COMMUNICATIONS
       0        33,845        33,845     AT&T Corp. 144A              8.000%    11/15/31      $      0    $   35,421    $   35,421
       0        10,000        10,000     Bellsouth
                                         Telecommunications, Inc.     6.375%    6/1/28        $      0    $    9,659    $    9,659
       0        30,000        30,000     Comcast Cable
                                         Communications               6.875%    6/15/09       $      0    $   30,325    $   30,325
       0        16,580        16,580     Motorola, Inc.               7.600%    1/1/07        $      0    $   16,470    $   16,470
       0        30,000        30,000     WorldCom, Inc.               6.400%    8/15/05       $      0    $   30,313    $   30,313

                                      TOTAL FOR INDUSTRY:
                                      COMMUNICATIONS                                          $      0    $  122,188    $  122,188

                                      COMPUTERS & OFFICE
                                      EQUIPMENT
       0        50,000        50,000     Hewlett-Packard Co. (A2)     7.150%    6/15/05       $      0    $   52,676    $   52,676
       0        30,000        30,000     International Business
                                         Machines Corp.               6.500%    1/15/28       $      0    $   29,750    $   29,750
       0        18,000        18,000     Pitney Bowes, Inc.           5.500%    4/15/04       $      0    $   18,621    $   18,621

                                      TOTAL FOR INDUSTRY:
                                      COMPUTERS & OFFICE
                                      EQUIPMENT                                               $      0    $  101,047    $  101,047

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                       CONSUMER CYCLICAL
     500              0           500     Abitibi Consolidated,
                                          Inc., 8.85%                8.850%    08/01/2030    $      520    $        0    $      520
     750              0           750     DaimlerChrysler N.A
                                          Holding Corp               7.750%    01/18/2011    $      778    $        0    $      778
   1,000              0         1,000     DaimlerChrysler N.A
                                          Holding Corp.              7.400%    01/20/2005    $    1,045    $        0    $    1,045
     750              0           750     Federated Department
                                          Stores, Inc.               6.300%    04/01/2009    $      731    $        0    $      731
     500              0           500     Safeway, Inc., 7.25%,
                                          2-1-2031                   7.250%    02/01/2031    $      526    $        0    $      526
     750              0           750     Sysco Corp., 6.50%,
                                          8-1-2028                   6.500%    08/01/2028    $      747    $        0    $      747

                                       TOTAL FOR INDUSTRY:
                                       CONSUMER CYCLICAL                                     $    4,347    $        0    $    4,347

                                       CONSUMER NON-DURABLES
       0         25,000        25,000     Alberto-Culver Co.
                                          (Baa1)                     8.250%    11/1/05       $        0    $   26,852    $   26,852
       0         25,000        25,000     Boise Cascade Office
                                          Products Corp.             7.050%    5/15/05       $        0    $   24,949    $   24,949
       0         18,000        18,000     Colgate-Palmolive Co.      5.580%    11/6/08       $        0    $   18,100    $   18,100
       0         21,100        21,100     Procter & Gamble Co.
                                          (The) (Aa3)                9.360%    1/1/21        $        0    $   26,926    $   26,926

                                       TOTAL FOR INDUSTRY:
                                       CONSUMER NON-DURABLES                                 $        0    $   96,827    $   96,827

                                       CONSUMER SERVICES
       0         39,332        39,332     Postal Square LP
                                          (AAA S&P)                  8.950%    6/15/22       $        0    $   46,152    $   46,152

                                       CONSUMER STAPLES
     750              0           750     Anheuser-Busch Companies,
                                          Inc., 7.55%                7.550%    10/01/2030    $      857    $        0    $      857
   1,750              0         1,750     AT&T Corp., 7.30%,
                                          11-15-2011                 7.300%    11/15/2011    $    1,793    $        0    $    1,793
     750              0           750     Coca-Cola Bottling Co.,
                                          6.375%                     6.375%    05/01/2009    $      741    $        0    $      741
     500              0           500     Coca-Cola Enterprises,
                                          Inc., 8.50%                8.500%    02/01/2022    $      601    $        0    $      601
   1,500              0         1,500     Pepsi Bottling Group,
                                          Inc., 7.00%                7.000%    03/01/2029    $    1,580    $        0    $    1,580
     750              0           750     Proctor & Gamble Co.,
                                          6.875%                     6.875%    09/15/2009    $      810    $        0    $      810

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       TOTAL FOR INDUSTRY:
                                       CONSUMER STAPLES                                      $    6,382    $        0    $    6,382

                                       DRUGS
       0         26,000        26,000     American Home Products
                                          Corp.                      7.250%    3/1/23        $        0    $   26,682    $   26,682
       0         29,000        29,000     Pharmacia Corp. (A1)       6.600%    12/1/28       $        0    $   29,292    $   29,292
       0         10,000        10,000     Zeneca Wilmington, Inc.    6.300%    6/15/03       $        0    $   10,437    $   10,437

                                       TOTAL FOR INDUSTRY: DRUGS                             $        0    $   66,411    $   66,411

                                       EDUCATION
       0         10,900        10,900     Harvard University
                                          (AAA S&P)                  8.125%    4/15/07       $        0    $   12,141    $   12,141

                                       ELECTRICAL EQUIPMENT
       0         30,000        30,000     Danaher Corp. (A2)         6.000%    10/15/08      $        0    $   29,628    $   29,628
       0         30,000        30,000     Rockwell International
                                          Corp. (A3)                 6.700%    1/15/28       $        0    $   26,994    $   26,994

                                       TOTAL FOR INDUSTRY:
                                       ELECTRICAL EQUIPMENT                                  $        0    $   56,622    $   56,622

                                       ENERGY
   1,000              0         1,000     Conoco, Inc., 6.95%,
                                          4-15-2029                  6.950%    04/15/2029    $    1,017    $        0    $    1,017
     750              0           750     Petroleum Geo-Services
                                          ASA, 7.125%                7.125%    03/30/2028    $      542    $        0    $      542
   1,000              0         1,000     Texaco Capital,
                                          Inc., 8.625%, 6-30-2010    8.625%    06/30/2010    $    1,173    $        0    $    1,173
     500              0           500     Valero Energy Corp.,
                                          8.375%, 6-15-2005          8.375%    06/15/2005    $      544    $        0    $      544
     700              0           700     Williams Companies,
                                          Inc., 7.50%, Ser A         7.500%    01/15/2031    $      682    $        0    $      682

                                       TOTAL FOR INDUSTRY: ENERGY                            $    3,958    $        0    $    3,958

                                       ENERGY & SERVICES
       0         12,250        12,250     Amoco Co. (Aa1)            6.500%    8/1/07        $        0    $   12,920    $   12,920

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       FINANCE
     500              0           500     American General
                                          Corp., 6.625%              6.625%    02/15/2029    $      493    $        0    $      493
   1,000              0         1,000     Aristar, Inc., 7.25%,
                                          6-15-2006                  7.250%    06/15/2006    $    1,058    $        0    $    1,058
   1,000              0         1,000     BankAmerica Corp., 6.20%,
                                          2-15-2006                  6.200%    02/15/2006    $    1,034    $        0    $    1,034
   1,000              0         1,000     British Columbia
                                          (Province of), 6.50%       6.500%    01/15/2026    $    1,013    $        0    $    1,013
   1,250              0         1,250     BSCH Issuance Ltd.,
                                          7.625%, 11-3-2009          7.625%    11/03/2009    $    1,321    $        0    $    1,321
     500              0           500     Capital One Bank, 6.875%,
                                          2-1-2006                   6.875%    02/01/2006    $      488    $        0    $      488
   1,500              0         1,500     CIT Group, Inc., 7.375%,
                                          3-15-2003                  7.375%    03/15/2003    $    1,576    $        0    $    1,576
   1,000              0         1,000     Citigroup, Inc., 6.50%,
                                          1-18-2011                  6.500%    01/18/2011    $    1,029    $        0    $    1,029
     500              0           500     Corp Andina de Fomento,
                                          7.10%                      7.100%    02/01/2003    $      513    $        0    $      513
   1,500              0         1,500     Ford Motor Co., 6.375%,
                                          2-1-2029                   6.375%    02/01/2029    $    1,204    $        0    $    1,204
   1,250              0         1,250     General Motors Acceptance
                                          Corp., 6.15%               6.150%    04/05/2007    $    1,231    $        0    $    1,231
   1,000              0         1,000     Goldman Sachs Group,
                                          Inc., 6.65%                6.650%    05/15/2009    $    1,020    $        0    $    1,020
     500              0           500     Heller Financial, Inc.,
                                          6.375%                     6.375%    03/15/2006    $      528    $        0    $      528
   1,000              0         1,000     Household Finance Corp.,
                                          6.00%                      6.000%    05/01/2004    $    1,039    $        0    $    1,039
   1,500              0         1,500     Inter-American Development
                                          Bank                       7.375%    01/15/2010    $    1,668    $        0    $    1,668
   1,500              0         1,500     International Bank for
                                          Reconstruction &           7.000%    01/27/2005    $    1,625    $        0    $    1,625
   1,000              0         1,000     J.P. Morgan Chase &
                                          Co., 6.75%                 6.750%    02/01/2011    $    1,024    $        0    $    1,024
     750              0           750     KeyCorp Capital II, 6.875% 6.875%    03/17/2029    $      667    $        0    $      667
     500              0           500     Korea Development Bank,
                                          7.125%                     7.125%    04/22/2004    $      529    $        0    $      529
   1,000              0         1,000     Lehman Brothers Holdings,
                                          Inc., 7.875%               7.875%    11/01/2009    $    1,080    $        0    $    1,080
   1,500              0         1,500     Mellon Financial Corp.,
                                          6.375%                     6.375%    02/15/2010    $    1,508    $        0    $    1,508
     750              0           750     Morgan Stanley Dean
                                          Witter & Co.               7.750%    06/15/2005    $      819    $        0    $      819
     750              0           750     National City Corp.,
                                          6.875%, 5-15-2019          6.875%    05/15/2019    $      734    $        0    $      734
   1,500              0         1,500     NBD Bancorp, 7.125%,
                                          5-15-2007                  7.125%    05/15/2007    $    1,567    $        0    $    1,567
   1,250              0         1,250     Prudential Insurance
                                          Co., 6.375%                6.375%    07/23/2006    $    1,292    $        0    $    1,292

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

   1,500              0         1,500     Quebec (Province of),
                                          7.50%                      7.500%    09/15/2029    $    1,672    $        0    $    1,672
   1,000              0         1,000     ReliaStar Financial
                                          Corp., 8.00%               8.000%    10/30/2006    $    1,094    $        0    $    1,094
     500              0           500     Republic New York Capital
                                          I, 7.75%                   7.750%    11/15/2026    $      477    $        0    $      477
   1,500              0         1,500     Salomon Smith Barney
                                          Holdings, Inc.             5.875%    03/15/2006    $    1,536    $        0    $    1,536
   1,500              0         1,500     St. Paul Bancorp, Inc.,
                                          7.125%                     7.125%    02/15/2004    $    1,588    $        0    $    1,588
     500              0           500     State Street Corp., 7.65%,
                                          6-15-2010                  7.650%    06/15/2010    $      549    $        0    $      549
   1,000              0         1,000     Textron Financial Corp.,
                                          7.125%                     7.125%    12/09/2004    $    1,041    $        0    $    1,041
   1,000              0         1,000     Wells Fargo Bank, N.A.,
                                          6.45%                      6.450%    02/01/2011    $    1,021    $        0    $    1,021

                                       TOTAL FOR INDUSTRY:
                                       FINANCE                                               $   35,038    $        0    $   35,038

                                       FINANCIAL SERVICES
       0         25,000        25,000     Associates Corp. of North
                                          America                    6.000%    7/15/05       $        0    $   25,903    $   25,903
       0         30,000        30,000     Equitable Cos. (The) (A2)  7.000%    4/1/28        $        0    $   29,559    $   29,559
       0         16,355        16,355     ERAC USA Finance Co.
                                          (Baa1)                     7.350%    6/15/08       $        0    $   16,317    $   16,317
       0         35,000        35,000     General Motors Acceptance
                                          Corp. (A2)                 8.000%    11/1/31       $        0    $   35,622    $   35,622
       0         30,000        30,000     Toyota Motor Credit Corp.
                                          (Aa1)                      5.500%    12/15/08      $        0    $   29,642    $   29,642

                                       TOTAL FOR INDUSTRY:
                                       FINANCIAL SERVICES                                    $        0    $  137,043    $  137,043

                                       FOREIGN CORPORATIONS
       0         30,000        30,000     Alcan, Inc.                7.250%    11/1/28       $        0    $   31,387    $   31,387
       0         30,000        30,000     Apache Finance Property
                                          Ltd.                       7.000%    3/15/09       $        0    $   31,360    $   31,360
       0         15,000        15,000     Husky Oil Ltd. (Baa2)      6.875%    11/15/03      $        0    $   15,655    $   15,655
       0         15,000        15,000     Hydro-Quebec (A1)          7.375%    2/1/03        $        0    $   15,599    $   15,599
       0         24,000        24,000     Natexis Banques Populaires
                                          (A1)                       7.000%    11/14/05      $        0    $   25,210    $   25,210
       0         20,000        20,000     SCL Terminal Aereo
                                          Santiago SA (Aaa)          6.950%    7/1/12        $        0    $   19,877    $   19,877
       0         43,000        43,000     TXU Eastern Funding Co.
                                          (Baa1)                     6.450%    5/15/05       $        0    $   43,507    $   43,507

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TOTAL FOR INDUSTRY:
                                      FOREIGN CORPORATIONS                                   $        0    $  182,595    $  182,595

                                      FOREIGN GOVERNMENTS

      0         10,000        10,000     City of Naples Italy (Aa3)  7.520%    7/15/06       $        0    $   10,620    $   10,620

                                      HEALTH CARE
    750              0           750     Bristol-Myers Squibb
                                         Co., 6.80%                  6.800%    11/15/2026    $      779    $        0    $      779
    350              0           350     Cardinal Health,
                                         Inc., 6.75%, 2-15-2011      6.750%    02/15/2011    $      363    $        0    $      363

                                      TOTAL FOR INDUSTRY:
                                      HEALTH CARE                                            $    1,142    $        0    $    1,142

                                      INSURANCE
      0         40,000        40,000     ACE INA Holdings            8.300%    8/15/06       $        0    $   43,317    $   43,317
      0         30,000        30,000     Allmerica Financial Corp.   7.625%    10/15/25      $        0    $   28,754    $   28,754
      0         24,000        24,000     Allstate Corp. (The)        6.750%    6/15/03       $        0    $   25,211    $   25,211
      0         26,485        26,485     AmerUs Group Co. (Baa3)     6.950%    6/15/05       $        0    $   26,612    $   26,612
      0         15,740        15,740     CIGNA Corp.                 7.400%    5/15/07       $        0    $   16,735    $   16,735
      0         30,000        30,000     Cincinnati Financial Corp.  6.900%    5/15/28       $        0    $   27,355    $   27,355
      0         10,000        10,000     Fairfax Financial
                                         Holdings (Ba2)              7.750%    12/15/03      $        0    $    9,040    $    9,040
      0         27,000        27,000     Jackson National Life
                                         Insurance Co.               8.150%    3/15/27       $        0    $   28,867    $   28,867
      0         30,000        30,000     Liberty Mutual Insurance
                                         (Baa1)                      8.200%    5/4/07        $        0    $   31,741    $   31,741
      0         10,000        10,000     Lumbermens Mutual
                                         Casualty (Baa1)             9.150%    7/1/26        $        0    $    9,252    $    9,252
      0         30,000        30,000     New England Mutual Life
                                         Insurance Co.               7.875%    2/15/24       $        0    $   30,737    $   30,737
      0         27,600        27,600     Torchmark Corp. (Baa1)      8.250%    8/15/09       $        0    $   28,875    $   28,875
      0         29,000        29,000     UnitedHealth Group, Inc.    6.600%    12/1/03       $        0    $   30,295    $   30,295

                                      TOTAL FOR INDUSTRY:
                                      INSURANCE                                              $        0    $  336,791    $  336,791

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      MACHINERY
      0         50,000        50,000     Eaton Corp. (A2)            6.950%    11/15/04      $        0    $   53,457    $   53,457
      0         25,000        25,000     Parker Hannifin Corp.
                                         (A2)                        5.650%    9/15/03       $        0    $   25,705    $   25,705

                                      TOTAL FOR INDUSTRY:
                                      MACHINERY                                              $        0    $   79,162    $   79,162

                                      MEDIA & ENTERTAINMENT
      0         10,400        10,400     Times Mirror Co. (The),
                                         Class A                     7.500%    7/1/23        $        0    $    9,989    $    9,989
      0          9,260         9,260     Viacom, Inc.                6.400%    1/30/06       $        0    $    9,554    $    9,554

                                      TOTAL FOR INDUSTRY:
                                      MEDIA & ENTERTAINMENT                                  $        0    $   19,543    $   19,543

                                      MEDICAL INSTRUMENTS &
                                      SUPPLIES
      0         22,000        22,000     Becton, Dickinson & Co.     6.700%    8/1/28        $        0    $   21,028    $   21,028

                                      REAL ESTATE
      0         20,000        20,000     Liberty Property Trust
                                         (REIT) (Baa2)               7.250%    8/15/07       $        0    $   20,647    $   20,647

                                      RETAIL
      0         40,000        40,000     Albertson's, Inc.           6.550%    8/1/04        $        0    $   42,022    $   42,022
      0         50,000        50,000     Home Depot, Inc. (The)      6.500%    9/15/04       $        0    $   52,920    $   52,920
      0         20,200        20,200     Target Corp. (A2)           5.875%    11/1/08       $        0    $   20,548    $   20,548
      0         50,000        50,000     Wal-Mart Stores, Inc.       6.875%    8/10/09       $        0    $   54,034    $   54,034

                                      TOTAL FOR INDUSTRY: RETAIL                             $        0    $  169,524    $  169,524

                                      SERVICES
    750              0           750     AT&T Corp. - Liberty
                                         Media Corp.                 8.250%    02/01/2030    $      709    $        0    $      709

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     750              0           750     Clear Channel
                                          Communications, Inc.       7.650%    09/15/2010    $      775    $        0    $      775
   1,000              0         1,000     Comcast Cable
                                          Communications, Inc.       8.500%    05/01/2027    $    1,112    $        0    $    1,112
   1,000              0         1,000     Cox Communications,
                                          Inc., 6.40%                6.400%    08/01/2008    $    1,005    $        0    $    1,005
   1,250              0         1,250     Park Place Entertainment
                                          Corp., 8.50%               8.500%    11/15/2006    $    1,299    $        0    $    1,299
   1,500              0         1,500     Viacom, Inc., 7.625%,
                                          1-15-2016                  7.625%    01/15/2016    $    1,625    $        0    $    1,625
     500              0           500     Waste Management,
                                          Inc., 7.375%               7.375%    08/01/2010    $      511    $        0    $      511

                                       TOTAL FOR INDUSTRY: SERVICES                          $    7,036    $        0    $    7,036

                                       SOFTWARE & SERVICES
       0         25,000        25,000     Computer Associates
                                          International, Inc.        6.500%    4/15/08       $        0    $   23,932    $   23,932

                                       TECHNOLOGY
   1,250              0         1,250     AirTouch Communications,
                                          Inc., 6.65%                6.650%    05/01/2008    $    1,293    $        0    $    1,293
   1,500              0         1,500     ALLTEL Corp., 6.80%,
                                          5-1-2029                   6.800%    05/01/2029    $    1,255    $        0    $    1,255
     500              0           500     AT&T Wireless Services,
                                          Inc., 8.75%                8.750%    03/01/2031    $      567    $        0    $      567
     750              0           750     Deutsche Telekom
                                          International Financial    8.250%    06/15/2030    $      832    $        0    $      832
     750              0           750     France Telecom, 7.75%,
                                          3-1-2011                   7.750%    03/01/2011    $      803    $        0    $      803
     500              0           500     GTE Corp., 7.51%,
                                          4-1-2009                   7.510%    04/01/2009    $      535    $        0    $      535
   1,500              0         1,500     Lockheed Martin
                                          Corp., 7.65%, 5-1-2016     7.650%    05/01/2016    $    1,632    $        0    $    1,632
   1,250              0         1,250     MCI Communications
                                          Corp., 6.125%              6.125%    04/15/2002    $    1,261    $        0    $    1,261
   1,195              0         1,195     Raytheon Co., 7.20%,
                                          8-15-2027                  7.200%    08/15/2027    $    1,219    $        0    $    1,219
     500              0           500     Royal KPN N.V., 8.375%     8.375%    10/01/2030    $      497    $        0    $      497
     500              0           500     Sprint Capital
                                          Corp., 6.875%              6.875%    11/15/2028    $      460    $        0    $      460
     500              0           500     Sprint Capital
                                          Corp., 7.625%              7.625%    01/30/2011    $      525    $        0    $      525
     750              0           750     Telecomunicaciones de
                                          Puerto Rico, Inc.          6.650%    05/15/2006    $      751    $        0    $      751
   1,250              0         1,250     Telefonica Europe
                                          BV, 7.35%                  7.350%    09/15/2005    $    1,321    $        0    $    1,321

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

   1,000              0         1,000     Time Warner, Inc., 6.875%  6.875%    06/15/2018    $      976    $        0    $      976
   1,000              0         1,000     Tyco International Group
                                          S.A., 6.875%               6.875%    01/15/2029    $      959    $        0    $      959
   1,500              0         1,500     US West
                                          Communications, 7.20%      7.200%    11/01/2004    $    1,530    $        0    $    1,530
     500              0           500     Verizon Global Funding
                                          Corp., 7.25%               7.250%    12/01/2010    $      536    $        0    $      536
     500              0           500     Verizon Global Funding
                                          Corp., 7.75%               7.750%    12/01/2030    $      556    $        0    $      556
   1,250              0         1,250     Vodafone Group plc,
                                          7.875%, Ser B              7.875%    02/15/2030    $    1,410    $        0    $    1,410

                                       TOTAL FOR INDUSTRY:
                                       TECHNOLOGY                                            $   18,918    $        0    $   18,918


                                       TRANSPORTATION
       0         21,514        21,514     Continental Airlines,
                                          Inc.                       6.900%    1/2/18        $        0    $   18,909    $   18,909
   1,500              0         1,500     CSX Corp., 7.90%,
                                          5-1-2017                   7.900%    05/01/2017    $    1,673    $        0    $    1,673
       0         30,000        30,000     DaimlerChrysler North
                                          America Holding            7.750%    5/27/03       $        0    $   31,331    $   31,331
       0         30,000        30,000     DaimlerChrysler North
                                          America Holding            7.125%    4/10/03       $        0    $   31,021    $   31,021
       0         20,000        20,000     Dana Corp. (Ba1)           6.250%    3/1/04        $        0    $   18,241    $   18,241
       0         35,000        35,000     Ford Motor Co. (A3)        6.625%    10/1/28       $        0    $   29,031    $   29,031
     500              0           500     Norfolk Southern
                                          Corp., 6.75%               6.750%    02/15/2011    $      507    $        0    $      507

                                       TOTAL FOR INDUSTRY:
                                       TRANSPORTATION                                        $    2,180    $  128,533    $  130,713

                                       UTILITIES
       0         45,000        45,000     Alabama Power Co. (A2)     7.125%    8/15/04       $        0    $   47,691    $   47,691
   1,000              0         1,000     Alabama Power
                                          Co., 7.125%, Ser L         7.125%    10/01/2007    $    1,058    $        0    $    1,058
   1,000              0         1,000     CMS Panhandle Holding
                                          Co., 7.00%                 7.000%    07/15/2029    $      862    $        0    $      862
     500              0           500     Dominion Fiber Ventures
                                          LLC, 7.05%                 7.050%    03/15/2005    $      510    $        0    $      510
   1,000         21,350        22,350     Duke Energy
                                          Corp., 6.00%, Ser A        6.000%    12/01/2028    $      878    $   18,735    $   19,613
     500              0           500     El Paso Corp., 8.05%,
                                          10-15-2030                 8.050%    10/15/2030    $      513    $        0    $      513
       0         40,000        40,000     Great Plains Energy,
                                          Inc.                       7.125%    12/15/05      $        0    $   41,613    $   41,613
   1,500              0         1,500     Madison Gas &
                                          Electric Co., 6.02%        6.020%    09/15/2008    $    1,461    $        0    $    1,461

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     567              0           567     Niagara Mohawk Power
                                          Co., 7.625%                7.625%    10/01/2005    $      600    $        0    $      600
       0         17,285        17,285     Northern Border Pipeline
                                          Co. (A3)                   7.750%    9/1/09        $        0    $   17,555    $   17,555
       0         10,000        10,000     Southern California Gas
                                          Co. (A2)                   5.750%    11/15/03      $        0    $   10,265    $   10,265
     750              0           750     Tennessee Gas Pipeline
                                          Co., 7.50%                 7.500%    04/01/2017    $      714    $        0    $      714
       0         50,000        50,000     Tennessee Valley
                                          Authority (Aa1)            6.000%    3/15/13       $        0    $   50,152    $   50,152
     750              0           750     TransCanada Pipelines
                                          Ltd., 6.49%                6.490%    01/21/2009    $      752    $        0    $      752
       0         20,000        20,000     Williams Cos., Inc.        6.500%    11/15/02      $        0    $   20,446    $   20,446

                                       TOTAL FOR INDUSTRY:
                                       UTILITIES                                             $    7,348    $  206,457    $  213,805

                                       TOTAL FOR SEGMENT:
                                       CORPORATE BONDS                                       $   87,357    $2,340,055    $2,427,412

                                       U.S. GOVERNMENT
                                       SECURITIES

                                       FEDERAL NATIONAL
                                       MORTGAGE ASSOCIATION
     704              0           704     FNMA 6.30% #380269
                                          4-1-2008                   6.300%    04/01/2008    $      730    $        0    $      730
   5,500              0         5,500     FNMA 7.25% 5-15-2030       7.250%    05/15/2030    $    6,211    $        0    $    6,211
      11              0            11     FNMA 9.00% #115286
                                          3-1-2021                   9.000%    03/01/2021    $       12    $        0    $       12

                                       TOTAL FOR INDUSTRY:
                                       FEDERAL NATIONAL
                                       MORTGAGE ASSOCIATION                                  $    6,953    $        0    $    6,953

                                       GOVERNMENT NATIONAL
                                       MORTGAGE ASSOCIATION
       0      1,556,228     1,556,228     5.00% due 02/15/11                                 $        0    $1,635,608    $1,635,608
     295              0           295     GNMA #507672 7.50%,
                                          3-15-2030                  7.500%    03/15/2030    $      306    $        0    $      306
     674              0           674     GNMA #520976 7.50%,
                                          9-15-2030                  7.500%    09/15/2030    $      697    $        0    $      697
   4,000              0         4,000     GNMA #551084, 6.00%,
                                          11-15-2031                 6.000%    11/15/2031    $    3,928    $        0    $    3,928
   2,000              0         2,000     GNMA #552156, 6.00%,
                                          11-15-2031                 6.000%    11/15/2031    $    1,964    $        0    $    1,964
   4,000              0         4,000     GNMA #568832, 6.00%,
                                          10-15-2031                 6.000%    10/15/2031    $    3,928    $        0    $    3,928
     261              0           261     GNMA 7.50% #0535603
                                          12-15-2030                 7.500%    12/15/2030    $      270    $        0    $      270
   1,229              0         1,229     GNMA 7.50% #357262
                                          9-15-2023                  7.500%    09/15/2023    $    1,285    $        0    $    1,285

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     253            0           253       GNMA 8.00% 479232,
                                          3-15-30                     8.000%    03/15/2030    $     265    $        0    $      265
     358            0           358       GNMA 9.00% #327254
                                          6-15-2022                   9.000%    06/15/2022    $     391    $        0    $      391
     521            0           521       GNMA 9.00% #341679
                                          1-15-2023                   9.000%    01/15/2023    $     567    $        0    $      567
      62            0            62       GNMA 9.50% #290731
                                          5-15-2020                   9.500%    05/15/2020    $      69    $        0    $       69

                                       TOTAL FOR INDUSTRY:
                                       GOVERNMENT NATIONAL
                                       MORTGAGE ASSOCIATION                                   $  13,670    $1,635,608    $1,649,278


                                       U.S. TREASURY SECURITIES
   2,750            0         2,750       US Treasury Bond, 10.375%  10.375%    11/15/2012    $   3,528    $        0    $    3,528
  10,000            0        10,000       US Treasury Note 4.625%
                                          2-28-2003                   4.625%    02/28/2003    $  10,275    $        0    $   10,275
   8,000            0         8,000       US Treasury Note 4.625%
                                          5-15-06                     4.625%    05/15/2006    $   8,112    $        0    $    8,112
  10,000            0        10,000       US Treasury Note 5.625%
                                          2-15-2006                   5.625%    02/15/2006    $  10,538    $        0    $   10,538
   2,000            0         2,000       US Treasury Note 5.75%
                                          11-30-2002                  5.750%    11/30/2002    $   2,068    $        0    $    2,068
   5,000            0         5,000       US Treasury Note, 5.00%,
                                          2-15-2011                   5.000%    02/15/2011    $   4,985    $        0    $    4,985
   1,000            0         1,000       US Treasury Note, 6.00%,
                                          8-15-2009                   6.000%    08/15/2009    $   1,066    $        0    $    1,066

                                       TOTAL FOR INDUSTRY:
                                       U.S. TREASURY SECURITIES                               $  40,572    $        0    $   40,572

                                       TOTAL FOR SEGMENT:
                                       U.S. GOVERNMENT SECURITIES                             $  61,195    $1,635,608    $1,696,803

                                       S-T INVESTMENTS

                                       FINANCE
   5,945            0         5,945       Repurchase Agreement
                                          1.677%                      1.677%    01/02/2002    $   5,945    $        0    $    5,945
       8            0             8       U.S. Bank N.A. Money
                                          Market Variable                                     $       8    $        0    $        8

                                       TOTAL FOR INDUSTRY:
                                       FINANCE                                                $   5,953    $        0    $    5,953

                                       REPURCHASE AGREEMENT
       0       92,045        92,045       Joint Repurchase
                                          Agreement                   1.677%    1/2/02        $       0    $   92,045    $   92,045

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD ADVISERS HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - ASSET ALLOCATION SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TOTAL FOR SEGMENT:
                                      S-T INVESTMENTS                                        $   5,953     $    92,045  $    97,998

                                      TOTAL FOR FUND:
                                      HARTFORD ADVISERS HLS FUND                             $ 537,305     $12,280,963  $12,818,268




(1) Management does not anticipate having to sell any securities as a result of the merger.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)
FORTIS DIVERSIFIED INCOME SERIES (ACQUIRED)
HARTFORD BOND HLS FUND (ACQUIRING)
(000's Omitted)

                                                               FORTIS            HARTFORD
                                                              ACQUIRED           ACQUIRING
                                                                FUND               FUND
                                                              12/31/01           12/31/01           PROFORMA            PROFORMA
                                                            (HISTORICAL)       (HISTORICAL)        ADJUSTMENTS          COMBINED
                                                           --------------     --------------     --------------      --------------
ASSETS
   Investments , at value                                  $       92,315     $    1,658,344                  0      $    1,750,659
   Cash, receivables and other assets                               1,368             44,516                  0              45,884
   Collateral for securities lending transactions                       0            172,959                  0             172,959
                                                           --------------     --------------     --------------      --------------
TOTAL ASSETS                                                       93,683          1,875,819                  0           1,969,502
                                                           --------------     --------------     --------------      --------------
LIABILITIES
   Payable upon return of securities loaned                             0            172,959                  0             172,959
   Payable for investment securities purchased                      1,802                  0                  0               1,802
   Redemptions of capital stock                                         0                  2                  0                   2
   Accounts payable and accrued expenses                               76                906                  0                 982
                                                           --------------     --------------     --------------      --------------
TOTAL LIABILITIES                                                   1,878            173,867                  0             175,745
                                                           --------------     --------------     --------------      --------------
NET ASSETS
   Net proceeds of capital stock, par value$.01 per share         102,035          1,598,310                  0           1,700,345
   Unrealized appreciation (depreciation) of investments
      in securities and translation of assets and
      liabilities denominated in foreign currency                  (3,623)              (158)                 0              (3,781)
   Undistributed net investment income                              6,403             80,851                  0              87,254
   Accumulated net realized gain (loss) from sale of
      investments                                                 (13,010)            22,949                  0               9,939
                                                           --------------     --------------     --------------      --------------
TOTAL NET ASSETS                                           $       91,805     $    1,701,952                  0      $    1,793,757
                                                           ==============     ==============     ==============      ==============

                                                                                                              0
OUTSTANDING SHARES                              CLASS A         8,634,151      1,352,321,297         71,478,314(a)    1,432,433,762
                                                CLASS IB                0        133,195,111                  0(a)      133,195,111
                                                                8,634,151      1,485,516,408         71,478,314       1,565,628,873



NET ASSET VALUE                                 CLASS A    $        10.63     $         1.15         9.27855743      $         1.15
                                                CLASS IB   $         0.00     $         1.14         0.00000000      $         1.14

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001 (Unaudited)
FORTIS DIVERSIFIED INCOME SERIES (ACQUIRED)
HARTFORD BOND HLS FUND (ACQUIRING)
(000's Omitted)

                                                               FORTIS            HARTFORD
                                                              ACQUIRED          ACQUIRING
                                                                FUND               FUND
                                                              12/31/01           12/31/01           PROFORMA            PROFORMA
                                                            (HISTORICAL)       (HISTORICAL)        ADJUSTMENTS          COMBINED
                                                           --------------     --------------     --------------      --------------
NET INVESTMENT INCOME:
  Income
    Interest Income                                        $        6,883     $       85,939                  0      $       92,822
    Dividend Income                                                     0                123                  0                 123
    Fee income                                                         17                949                  0                 966
                                                           --------------     --------------     --------------      --------------
  Total Income                                                      6,900             87,011                  0              93,911
                                                           --------------     --------------     --------------      --------------
  Expenses:
    Investment advisory and management fees                           444              3,847               (211)(a)           4,080
    Administrative services fees                                        0              2,728                186 (a)           2,914
    Accounting services                                                 0                273                 19 (a)             292
    Shareholders' notices and reports                                  11                 75                 (6)(a)              80
    Legal and auditing fees                                            19                 15                (19)(a)              15
    Custodian fees, gross                                               9                 51                 (9)(a)              51
    Custodian fees, expense offset                                      0                (27)                 0                 (27)
    Directors' fees and expenses                                        8                  5                 (8)(a)               5
    Distribution fees - Class IB                                        0                212                  0                 212
    Other                                                               4                 30                 (2)(a)              32
                                                           --------------     --------------     --------------      --------------
  Total expenses (before reimbursements and waivers)                  495              7,209                (50)              7,654
    Distribution fees - Class IB waived                                 0                (59)                 0                 (59)
                                                           --------------     --------------     --------------      --------------
  Total expenses, net                                                 495              7,150                (50)              7,595
                                                           --------------     --------------     --------------      --------------
NET INVESTMENT INCOME (LOSS)                                        6,405             79,861                 50              86,316
                                                           --------------     --------------     --------------      --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from investments & foreign currency
    transactions & futures                                          1,055             51,546                  0              52,601
  Net change in unrealized appreciation (depreciation)
    from investments and translation of assets &
    liabilities denominated in foreign currency & futures          (1,504)           (23,608)                 0             (25,112)
                                                           --------------     --------------     --------------      --------------
NET GAIN (LOSS) ON INVESTMENTS                                       (449)            27,938                  0              27,489
                                                           --------------     --------------     --------------      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $        5,956     $      107,799     $           50      $      113,805
                                                           ==============     ==============     ==============      ==============

(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND December 31, 2001 (Unaudited)

1.    GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Fortis Diversified Income Series (Acquired Fund) by Hartford Bond HLS Fund, Inc. (Acquiring Fund) as if such acquisition had taken place as of the close of business on December 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended December 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated December 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on December 31, 2000.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund serves as an underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts, as well as, certain qualified retirement plans. The Acquiring Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Both classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At December 31, 2001, securities were on loan to brokers from the Fund. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: The Acquiring Fund enters into futures contracts to retain its cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. It is the policy of the Fund to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: HL Investment Advisors, LLC (HL Advisors), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford) is the investment manager for the Acquiring Fund. As investment manager, HL Advisors has overall investment supervisory responsibility for the Acquiring Fund. HL Advisors has contracted with HIMCO for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HL Advisors, a portion of which may be used to compensate HIMCO. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .325% of the first $250 million of average daily net assets, .300% for the next $250 million, ..275% for the next $500 million, and .250% for average daily net assets over $1 billion.

Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Acquiring Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of .20% of the Acquiring Fund's average daily net assets. The

Fund assumes and pays certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees).

The Acquiring Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Acquiring Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. Although the Distribution Plan provides that the Acquiring Fund may pay annually up to .25% of average daily net assets of Class IB, attributable to Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. The waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Acquiring Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

Allocable expenses incurred by Hartford HLS Mutual Funds (including the Acquiring Fund) are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on the ratio of the net assets of each Hartford HLS Mutual Fund (including the Acquiring Fund) to the combined net assets of the Hartford HLS Mutual Funds (including the Acquiring Fund). Non-allocable expenses are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on specific identification.

For the twelve-month period ended December 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.    PRO FORMA ADJUSTMENTS


The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on December 31, 2000. Neither the Acquiring Fund nor the Acquired Fund will bear any of the expenses of the merger.

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       COMMON STOCK

                                       TECHNOLOGY
       1            0             1       Iridium LLC/Capital
                                          Corp. (Warrants)                                   $        0    $        0    $        0


                                       TOTAL FOR SEGMENT:
                                       COMMON STOCK                                          $        0    $        0    $        0

                                       PREFERRED STOCKS

                                       ELECTRONICS
       0           53            53       Xerox Corp.                                        $        0    $    3,751    $    3,751

                                       ENERGY & SERVICES
       0           97            97       Coastal Finance Corp.                              $        0    $    2,432    $    2,432


                                       TOTAL FOR SEGMENT:
                                       PREFERRED STOCKS                                      $        0    $    6,183    $    6,183


                                       ASSET BACKED SECURITIES

                                       FINANCE
   1,000            0         1,000       Citibank Credit Card
                                          Master Trust I             6.900%    11/15/2006    $    1,058    $        0    $    1,058


                                       TOTAL FOR SEGMENT:
                                       ASSET BACKED SECURITIES                               $    1,058    $        0    $    1,058

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      CORPORATE BONDS
      0          4,000         4,000     California Infrastructure
                                         & Economic                   6.480%    12/26/09      $       0    $    4,154    $    4,154
      0          7,600         7,600     Comed Transitional
                                         Funding Trust, Series        5.440%    3/25/07       $       0    $    7,880    $    7,880
      0          2,088         2,088     NWA Trust, Series 2,
                                         Class C                     11.300%    6/21/14       $       0    $    1,608    $    1,608
      0            825           825     PP&L Transition Bond Co.,
                                         LLC, Series                  6.830%    3/25/07       $       0    $      877    $      877

                                      TOTAL FOR INDUSTRY:                                     $       0    $   14,519    $   14,519

                                      "FOOD, BEVERAGE & TOBACCO"
      0          8,120         8,120     Archer-Daniels-Midland Co.   6.950%    12/15/97      $       0    $    7,744    $    7,744
      0          6,750         6,750     ConAgra Foods, Inc.          7.000%    10/1/28       $       0    $    6,708    $    6,708
    910         12,200        13,110     ConAgra Foods,
                                         Inc., 7.50%, 9-15-2005       7.500%    09/15/2005    $     982    $   13,169    $   14,151


                                      TOTAL FOR INDUSTRY:
                                      "FOOD, BEVERAGE &
                                      TOBACCO"                                                $     982    $   27,621    $   28,603

                                      "METALS, MINERALS &
                                      MINING"
    195          2,570         2,765     Newmont Mining
                                         Corp., 8.625%                8.625%    05/15/2011    $     200    $    2,634    $    2,834
    175          2,615         2,790     Phelps Dodge Corp., 8.75%,
                                         6-1-2011                     8.750%    06/01/2011    $     171    $    2,561    $    2,732
    985         17,965        18,950     Phelps Dodge Corp., 9.50%,
                                         6-1-2031                     9.500%    06/01/2031    $     912    $   16,631    $   17,543
    400          5,140         5,540     Santa Fe Pacific Gold
                                         Corp., 8.375%                8.375%    07/01/2005    $     414    $    5,326    $    5,740

                                      TOTAL FOR INDUSTRY:
                                      "METALS, MINERALS &
                                      MINING"                                                 $   1,697    $   27,152    $   28,849

                                      AEROSPACE & DEFENSE
    250          2,500         2,750     Sequa Corp., 8.875%, Ser B   8.875%    04/01/2008    $     234    $    2,338    $    2,572


                                      AGRICULTURE & FISHING
      0          1,650         1,650     Cargill, Inc.                7.250%    11/1/36       $       0    $    1,538    $    1,538

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      BANKS
      0          2,350         2,350     Federal Home Loan Bank
                                         (Aaa)                        7.801%    2/20/07       $        0    $    2,280    $    2,280
      0         13,350        13,350     Federal Home Loan
                                         Mortgage Corp.               6.625%    9/15/09       $        0    $   14,212    $   14,212

                                      TOTAL FOR INDUSTRY: BANKS                               $        0    $   16,492    $   16,492

                                      BASIC MATERIALS
    250              0           250     Hercules, Inc., 11.125%,
                                         11-15-2007                  11.125%    11/15/2007    $      260    $        0    $      260
    500              0           500     Lyondell Chemical
                                         Co., 9.875%                  9.875%    05/01/2007    $      502    $        0    $      502

                                      TOTAL FOR INDUSTRY:
                                      BASIC MATERIALS                                         $      762    $        0    $      762


                                      BUSINESS SERVICES
      0            500           500     Interpool, Inc.              7.200%    8/1/07        $        0    $      454    $      454

                                      CAPITAL GOODS
    250              0           250     Boeing Capital
                                         Corp., 6.10%, 3-1-2011       6.100%    03/01/2011    $      243    $        0    $      243
    250              0           250     Northrop Grumman
                                         Corp., 7.125%                7.125%    02/15/2011    $      261    $        0    $      261

                                      TOTAL FOR INDUSTRY:
                                      CAPITAL GOODS                                           $      504    $        0    $      504

                                      CHEMICALS
      0          5,700         5,700     du Pont (E.I.) de
                                         Nemours & Co. (Aa3)          6.750%    9/1/07        $        0    $    6,171    $    6,171
    195          3,060         3,255     Equistar Chemicals
                                         L.P., 7.55%                  7.550%    02/15/2026    $      139    $    2,186    $    2,325
      0         17,000        17,000     ICI Wilmington, Inc.         6.750%    9/15/02       $        0    $   17,194    $   17,194
    470          6,450         6,920     Millennium America,
                                         Inc., 7.625%                 7.625%    11/15/2026    $      362    $    4,967    $    5,329
    270          5,100         5,370     Olin Corp., 9.125%,
                                         12-15-2011                   9.125%    12/15/2011    $      273    $    5,158    $    5,431

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       TOTAL FOR INDUSTRY:
                                       CHEMICALS                                              $      774    $   35,676    $   36,450

                                       COMMUNICATIONS
   1,050         18,900        19,950     AT&T Corp., 6.50%,
                                          11-15-2006                  6.500%    11/15/2006    $    1,067    $   19,214    $   20,281
       0          1,500         1,500     Chesapeake & Potomac
                                          Telephone Co                8.300%    8/1/31        $        0    $    1,706    $    1,706
       0          2,700         2,700     Global Crossing Holdings
                                          Ltd. (Ca)                   9.625%    5/15/08       $        0    $      311    $      311
     167          3,000         3,167     Global Crossing Holdings
                                          Ltd., 8.70%                 8.700%    08/01/2007    $       15    $      270    $      285
   1,211         19,680        20,891     Global Crossing Holdings
                                          Ltd., 9.50%                 9.500%    11/15/2009    $      133    $    2,165    $    2,298
       0          2,510         2,510     Lucent Technologies, Inc.   6.500%    1/15/28       $        0    $    1,707    $    1,707
   1,425         22,871        24,296     Lucent Technologies,
                                          Inc., 6.45%                 6.450%    03/15/2029    $      969    $   15,552    $   16,521
       0          4,300         4,300     Motorola, Inc.              5.220%    10/1/97       $        0    $    2,660    $    2,660
     480          7,300         7,780     Qwest Capital
                                          Funding, 7.00%              7.000%    08/03/2009    $      466    $    7,090    $    7,556
     700         11,700        12,400     Sprint Capital
                                          Corp., 6.00%                6.000%    01/15/2007    $      695    $   11,617    $   12,312
       0          2,200         2,200     Williams Communications
                                          Group, Inc.                10.875%    10/1/09       $        0    $      902    $      902

                                       TOTAL FOR INDUSTRY:
                                       COMMUNICATIONS                                         $    3,345    $   63,194    $   66,539

                                       COMPUTERS & OFFICE
                                       EQUIPMENT
     900         16,300        17,200     Hewlett-Packard Co., 5.75%  5.750%    12/15/2006    $      891    $   16,136    $   17,027

                                       CONSUMER CYCLICAL
     250              0           250     Abitibi Consolidated,
                                          Inc., 8.85%                 8.850%    08/01/2030    $      260    $        0    $      260
     500              0           500     DaimlerChrysler N.A
                                          Holding Corp.               7.750%    01/18/2011    $      519    $        0    $      519
     250              0           250     Safeway, Inc., 7.25%,
                                          2-1-2031                    7.250%    02/01/2031    $      263    $        0    $      263

                                       TOTAL FOR INDUSTRY:
                                       CONSUMER CYCLICAL                                      $    1,042    $        0    $    1,042

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      DRUGS
      0         12,000        12,000     American Home Products
                                         Corp                         5.875%    3/15/04       $        0    $   12,456    $   12,456

                                      ELECTRICAL EQUIPMENT
      0          8,230         8,230     Rockwell International
                                         Corp. (A3)                   5.200%    1/15/98       $        0    $    5,340    $    5,340
      0          6,000         6,000     Rockwell International
                                         Corp. (A3)                   6.700%    1/15/28       $        0    $    5,399    $    5,399


                                      TOTAL FOR INDUSTRY:
                                      ELECTRICAL EQUIPMENT                                    $        0    $   10,739    $   10,739

                                      ENERGY
    500              0           500     Conoco, Inc., 6.95%,
                                         4-15-2029                    6.950%    04/15/2029    $      508    $        0    $      508
    250              0           250     Pioneer Natural Resources
                                         Co., 9.625%                  9.625%    04/01/2010    $      274    $        0    $      274
    400              0           400     Swift Energy Co., 10.25%,
                                         8-1-2009                    10.250%    08/01/2009    $      404    $        0    $      404
    500              0           500     Valero Energy Corp.,
                                         8.75%, 6-15-2030             8.750%    06/15/2030    $      569    $        0    $      569

                                      TOTAL FOR INDUSTRY:
                                      ENERGY                                                  $    1,755    $        0    $    1,755

                                      ENERGY & SERVICES
      0          4,725         4,725     Appalachian Power            2.839%    8/20/03       $        0    $    4,729    $    4,729
      0          2,525         2,525     Conectiv, Inc.               2.750%    6/13/02       $        0    $    2,525    $    2,525
    735         12,175        12,910     Conoco Funding Co.,
                                         6.35%, 10-15-2011            6.350%    10/15/2011    $      741    $   12,282    $   13,023
    445          7,780         8,225     Consolidated Natural
                                         Gas Co., 5.375%              5.375%    11/01/2006    $      439    $    7,672    $    8,111
    500          8,100         8,600     Consumer Energy, 6.25%,
                                         9-15-2006                    6.250%    09/15/2006    $      493    $    7,993    $    8,486
      0         12,000        12,000     El Paso CGP Co. (Baa2)       7.625%    9/1/08        $        0    $   12,303    $   12,303
    675         11,450        12,125     FirstEnergy Corp.,
                                         5.50%, 11-15-2006            5.500%    11/15/2006    $      664    $   11,266    $   11,930
    725         12,200        12,925     Kerr-McGee Corp., 6.875%     6.875%    09/15/2011    $      731    $   12,309    $   13,040
      0          5,000         5,000     Lasmo (USA), Inc.            7.500%    6/30/06       $        0    $    5,449    $    5,449
      0          6,800         6,800     Occidental Petroleum
                                         Corp. (Baa2)                 7.375%    11/15/08      $        0    $    7,154    $    7,154
      0          3,500         3,500     Ocean Energy, Inc.           7.625%    7/1/05        $        0    $    3,614    $    3,614

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     390          6,350         6,740     Ocean Energy,
                                          Inc., 7.25%                7.250%    10/01/2011    $      402    $    6,541    $    6,943
   1,300         24,200        25,500     PanCanadian Energy
                                          Corp., 6.30%               6.300%    11/01/2011    $    1,251    $   23,287    $   24,538
     500          8,500         9,000     PanCanadian Petroleum
                                          Corp., 7.20%               7.200%    11/01/2031    $      487    $    8,273    $    8,760
       0          1,000         1,000     Pioneer Natural
                                          Resources Co. (Ba1)        6.500%    1/15/08       $        0    $      927    $      927
     475         13,900        14,375     Pioneer Natural
                                          Resources Co., 7.20%       7.200%    01/15/2028    $      421    $   12,328    $   12,749
       0          1,000         1,000     Tesoro Petroleum
                                          Corp. (B1)                 9.000%    7/1/08        $        0    $    1,008    $    1,008
       0          1,000         1,000     Tosco Corp. (A3)           8.125%    2/15/30       $        0    $    1,145    $    1,145
       0          2,500         2,500     Union Oil Co. of
                                          California (Baa1)          9.375%    2/15/11       $        0    $    2,907    $    2,907
     250          1,500         1,750     Valero Energy
                                          Corp., 8.375%, 6-15-2005   8.375%    06/15/2005    $      272    $    1,632    $    1,904
       0          2,850         2,850     Varco International, Inc.  7.500%    2/15/08       $        0    $    2,942    $    2,942
       0          4,500         4,500     Vastar Resources, Inc.     6.500%    4/1/09        $        0    $    4,649    $    4,649

                                       TOTAL FOR INDUSTRY:
                                       ENERGY & SERVICES                                     $    5,901    $  152,935    $  158,836

                                       FINANCE
     750              0           750     General Motors
                                          Acceptance Corp., 6.15%    6.150%    04/05/2007    $      739    $        0    $      739
     500              0           500     Korea (Republic of),
                                          8.875%, 4-15-2008          8.875%    04/15/2008    $      578    $        0    $      578
     750              0           750     Poland (Republic of),
                                          7.125%, 7-1-2004           7.125%    07/01/2004    $      798    $        0    $      798
   1,190              0         1,190     Quebec (Province
                                          of), 5.50%                 5.500%    04/11/2006    $    1,211    $        0    $    1,211
     500              0           500     ReliaStar Financial
                                          Corp., 8.00%               8.000%    10/30/2006    $      547    $        0    $      547
     500              0           500     St. Paul Bancorp,
                                          Inc., 7.125%               7.125%    02/15/2004    $      529    $        0    $      529

                                       TOTAL FOR INDUSTRY:
                                       FINANCE                                               $    4,402    $        0    $    4,402

                                       FINANCIAL SERVICES
       0         17,000        17,000     Bombardier Capital, Inc.   4.275%    11/21/02      $        0    $   17,000    $   17,000
     475          6,395         6,870     ERAC USA Finance
                                          Co., 8.00%                 8.000%    01/15/2011    $      478    $    6,434    $    6,912
       0          3,800         3,800     General Motors Acceptance
                                          Corp. (A2)                 2.200%    8/18/03       $        0    $    3,718    $    3,718
     275          4,150         4,425     General Motors Acceptance
                                          Corp., 6.875%              6.875%    09/15/2011    $      269    $    4,065    $    4,334

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      0          9,900         9,900     NiSource Finance Corp.
                                         (Baa2)                      7.875%    11/15/10      $        0    $   10,246    $   10,246

                                      TOTAL FOR INDUSTRY:
                                      FINANCIAL SERVICES                                     $      747    $   41,463    $   42,210


                                      FOREIGN CORPORATIONS
      0         11,750        11,750     Alcan, Inc.                 7.250%    3/15/31       $        0    $   12,272    $   12,272
    250          3,600         3,850     AT&T Canada, Inc.,
                                         7.65%, 9-15-2006            7.650%    09/15/2006    $      163    $    2,348    $    2,511
      0         15,000        15,000     Bank of Tokyo-Mitsubishi
                                         Ltd. (The)                  8.400%    4/15/10       $        0    $   16,367    $   16,367
    800          7,600         8,400     Barrick Gold Finance,
                                         Inc., 7.50%                 7.500%    05/01/2007    $      845    $    8,029    $    8,874
    700          8,500         9,200     British Sky Broadcasting
                                         Group plc                   8.200%    07/15/2009    $      720    $    8,748    $    9,468
    525         18,375        18,900     British Telecommunications
                                         plc, 8.875%                 8.875%    12/15/2030    $      605    $   21,168    $   21,773
    930         16,000        16,930     Domtar, Inc., 7.875%,
                                         10-15-2011                  7.875%    10/15/2011    $      967    $   16,641    $   17,608
      0          3,150         3,150     Enterprise Oil PLC (Baa1)   6.500%    5/1/05        $        0    $    3,258    $    3,258
      0          4,650         4,650     Enterprise Oil PLC (Baa1)   6.700%    9/15/07       $        0    $    4,787    $    4,787
    700         12,100        12,800     France Telecom
                                         S.A., 7.20%, 3-1-2006       7.200%    03/01/2006    $      743    $   12,849    $   13,592
    650          9,000         9,650     France Telecom
                                         S.A., 8.50%, 3-1-2031       8.500%    03/01/2031    $      742    $   10,274    $   11,016
      0          1,400         1,400     Koninklijke (Royal)
                                         KPN N.V. (Baa3)             7.500%    10/1/05       $        0    $    1,443    $    1,443
     35          4,050         4,085     Koninklijke (Royal)
                                         KPN N.V., 8.00%             8.000%    10/01/2010    $       35    $    4,104    $    4,139
    165          2,880         3,045     KPNQwest N.V., 8.125%,
                                         6-1-2009                    8.125%    06/01/2009    $      107    $    1,872    $    1,979
    125          1,800         1,925     Nortel Networks
                                         Corp., 4.25%, Conv          4.250%    09/01/2008    $      121    $    1,744    $    1,865
    325          5,610         5,935     Nortel Networks
                                         Corp., 6.875%,              6.875%    09/01/2023    $      227    $    3,911    $    4,138
    470          7,700         8,170     Nova Chemicals
                                         Corp., 7.00%                7.000%    05/15/2006    $      443    $    7,264    $    7,707
    250          4,000         4,250     Nova Chemicals
                                         Ltd., 7.875%                7.875%    09/15/2025    $      211    $    3,380    $    3,591
      0          7,300         7,300     Placer Dome, Inc.           7.125%    6/15/07       $        0    $    7,283    $    7,283
      0          3,600         3,600     Placer Dome, Inc.           7.125%    5/15/03       $        0    $    3,734    $    3,734
    475          7,040         7,515     Potash Corp. of
                                         Saskatchewan, 7.75%         7.750%    05/31/2011    $      503    $    7,453    $    7,956
    235          4,000         4,235     Potash Corp. of
                                         Saskatchewan, Inc.          7.125%    06/15/2007    $      245    $    4,165    $    4,410
    250         10,790        11,040     Royal KPN N.V.,
                                         8.375%                      8.375%    10/01/2030    $      249    $   10,733    $   10,982
      0          3,660         3,660     Shaw Communications, Inc.   8.250%    4/11/10       $        0    $    3,912    $    3,912

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     250          3,340         3,590     Stora Enso Oyj, 7.375%,
                                          5-15-2011                  7.375%    05/15/2011    $      264    $    3,523    $    3,787

                                       TOTAL FOR INDUSTRY:
                                       FOREIGN CORPORATIONS                                  $    7,190    $  181,262    $  188,452

                                       FOREIGN GOVERNMENTS
       0         35,400        35,400     Bundesschatzanweisungen    4.500%    3/15/02       $        0    $   31,586    $   31,586
       0         28,650        28,650     France BTAN 4.75%
                                          (AAA S&P)                  4.750%    3/12/02       $        0    $   25,577    $   25,577
   1,062          8,495         9,557     French Treasury Note
                                          (EUR), 4.50%               4.500%    07/12/2003    $      959    $    7,673    $    8,632
   1,050         10,500        11,550     Netherlands
                                          Government, 5.75%          5.750%    09/15/2002    $      950    $    9,503    $   10,453
       0         29,300        29,300     Republic of Italy (Aa3)    3.000%    6/15/02       $        0    $   26,074    $   26,074

                                       TOTAL FOR INDUSTRY:
                                       FOREIGN GOVERNMENTS                                   $    1,909    $  100,413    $  102,322

                                       FOREST & PAPER PRODUCTS
     450          2,315         2,765     Champion International
                                          7.20%                      7.200%    11/01/2026    $      463    $    2,383    $    2,846
       0          5,600         5,600     International Paper
                                          Co. (Baa2)                 6.875%    4/15/29       $        0    $    5,371    $    5,371
     190          2,830         3,020     International Paper
                                          Co., 6.75%                 6.750%    09/01/2011    $      192    $    2,862    $    3,054
       0          4,500         4,500     Mead Corp. (The) (A3)      7.550%    3/1/47        $        0    $    3,869    $    3,869
     430         11,670        12,100     Potlatch Corp., 9.425%,
                                          12-1-2009                  9.425%    12/01/2009    $      476    $   12,908    $   13,384
       0          6,300         6,300     Weyerhaeuser Co. (A3)      7.250%    7/1/13        $        0    $    6,384    $    6,384
     200          7,700         7,900     Weyerhauser Co., 5.95%,
                                          11-1-2008                  5.950%    11/01/2008    $      195    $    7,500    $    7,695

                                       TOTAL FOR INDUSTRY:
                                       FOREST & PAPER PRODUCTS                               $    1,326    $   41,277    $   42,603

                                       HEALTH CARE
     700              0           700     Aetna Corp., 7.375%,
                                          3-1-2006                   7.375%    03/01/2006    $      702    $        0    $      702

                                       HEALTH SERVICES
       0          3,150         3,150     Columbia/HCA Healthcare
                                          Corp.                      7.500%    11/15/95      $        0    $    2,862    $    2,862

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

   1,010          9,035        10,045     HCA, Inc., 7.125%,
                                          6-1-2006                    7.125%    06/01/2006    $    1,014    $    9,069    $   10,083
       0          3,520         3,520     HEALTH SOUTH Corp.
                                          (Ba1)                       6.875%    6/15/05       $        0    $    3,493    $    3,493
       0            570           570     HEALTH SOUTH Corp.
                                          (Ba1)                       7.000%    6/15/08       $        0    $      556    $      556
     500          1,000         1,500     HealthSouth Corp.,
                                          10.75%, 10-1-2008          10.750%    10/01/2008    $      550    $    1,100    $    1,650
     200          4,225         4,425     HealthSouth Corp.,
                                          8.50%, 2-1-2008             8.500%    02/01/2008    $      208    $    4,394    $    4,602
       0          6,540         6,540     Manor Care, Inc.            7.500%    6/15/06       $        0    $    6,640    $    6,640
       0          1,120         1,120     Manor Care, Inc.            8.000%    3/1/08        $        0    $    1,159    $    1,159
   1,200         24,600        25,800     Tenet Healthcare
                                          Corp., 5.375%               5.375%    11/15/2006    $    1,174    $   24,062    $   25,236
     500          8,200         8,700     Universal Health
                                          Services, Inc., 6.75%       6.750%    11/15/2011    $      481    $    7,894    $    8,375

                                       TOTAL FOR INDUSTRY:
                                       HEALTH SERVICES                                        $    3,427    $   61,229    $   64,656

                                       INSURANCE
       0          7,800         7,800     Aetna, Inc.                 7.875%    3/1/11        $        0    $    7,682    $    7,682
     150          5,250         5,400     Humana, Inc., 7.25%,
                                          8-1-2006                    7.250%    08/01/2006    $      152    $    5,324    $    5,476
       0          4,300         4,300     Trenwick Group, Inc.        6.700%    4/1/03        $        0    $    3,775    $    3,775
     415          5,400         5,815     Wellpoint Health
                                          Network, 6.375%             6.375%    06/15/2006    $      423    $    5,507    $    5,930

                                       TOTAL FOR INDUSTRY:
                                       INSURANCE                                              $      575    $   22,288    $   22,863

                                       MEDIA & ENTERTAINMENT
   1,170         17,400        18,570     AT&T Corp. - Liberty
                                          Media Corp.                 8.250%    02/01/2030    $    1,107    $   16,459    $   17,566
       0          1,000         1,000     Continental
                                          Cablevision, Inc.           9.500%    8/1/13        $        0    $    1,133    $    1,133
     500          8,200         8,700     Marconi Corp.
                                          plc, 7.75%, 9-15-2010       7.750%    09/15/2010    $      261    $    4,285    $    4,546
   1,875         29,117        30,992     Marconi Corp.
                                          plc, 8.375%, 9-15-2030      8.375%    09/15/2030    $      862    $   13,384    $   14,246
     525         14,325        14,850     News America
                                          Holdings, Inc., 7.75%       7.750%    12/01/2045    $      487    $   13,291    $   13,778
     935         12,000        12,935     USA Networks,
                                          Inc., 6.75%, 11-15-2005     6.750%    11/15/2005    $      962    $   12,350    $   13,312

                                       TOTAL FOR INDUSTRY:
                                       MEDIA & ENTERTAINMENT                                  $    3,679    $   60,902    $   64,581

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       MEDICAL INSTRUMENTS &
                                       SUPPLIES

       0          3,600         3,600     Apogent Technologies,
                                          Inc.                        8.000%    4/1/11        $        0    $    3,784    $    3,784
       0          2,800         2,800     Omnicare, Inc.              8.125%    3/15/11       $        0    $    2,898    $    2,898

                                       TOTAL FOR INDUSTRY:
                                       MEDICAL INSTRUMENTS &
                                       SUPPLIES                                               $        0    $    6,682    $    6,682

                                       RESEARCH & TESTING
                                       FACILITIES
     285          4,000         4,285     Quest Diagnostic,
                                          Inc., 6.75%                 6.750%    07/12/2006    $      293    $    4,108    $    4,401

                                       RETAIL
       0          8,585         8,585     Stop & Shop Cos.,
                                          Inc. (The)                  9.750%    2/1/02        $        0    $    8,626    $    8,626

                                       SERVICES
     125              0           125     Adelphia Communications
                                          Corp.                      10.875%    10/01/2010    $      128    $        0    $      128
   1,008              0         1,008     Australis Media
                                          Ltd., 15.75%, Disc Nt                 05/15/2003    $        0    $        0    $        0
     500              0           500     Comcast Cable
                                          Communications, Inc.        8.500%    05/01/2027    $      556    $        0    $      556
     500              0           500     Cox Communications,
                                          Inc., 7.875%                7.875%    08/15/2009    $      537    $        0    $      537
     500              0           500     eKabel Hessen
                                          GMBH, 14.50%               14.500%    09/01/2010    $      235    $        0    $      235
   1,000              0         1,000     News America Holdings,
                                          Inc., 8.875%                8.875%    04/26/2023    $    1,081    $        0    $    1,081
     250              0           250     Waste Management,
                                          Inc., 7.375%                7.375%    08/01/2010    $      256    $        0    $      256

                                       TOTAL FOR INDUSTRY:
                                       SERVICES                                               $    2,793    $        0    $    2,793

                                       SOFTWARE & SERVICES
     250          4,100         4,350     AOL Time Warner,
                                          Inc., 7.625%                7.625%    04/15/2031    $      264    $    4,337    $    4,601
       0         10,000        10,000     Computer Sciences
                                          Corp. (A2)                  6.750%    6/15/06       $        0    $   10,416    $   10,416

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TOTAL FOR INDUSTRY:
                                      SOFTWARE & SERVICES                                     $      264    $   14,753    $   15,017

                                      TECHNOLOGY
      125            0           125     Asia Global Crossing
                                         Ltd., 13.375%               13.375%    10/15/2010    $       44    $        0    $       44
      750            0           750     GTE Corp., 7.51%,
                                         4-1-2009                     7.510%    04/01/2009    $      803    $        0    $      803
      300            0           300     International Cabletel,
                                         Inc                         11.500%    02/01/2006    $      105    $        0    $      105
      810            0           810     Nextel Communications,
                                         Inc., 9.375%                 9.375%    11/15/2009    $      640    $        0    $      640
      300            0           300     Nextlink Communications,
                                         Inc., 10.50%                           12/01/2009    $       34    $        0    $       34
      600            0           600     Nextlink Communications,
                                         Inc., 12.125%                          12/01/2009    $       45    $        0    $       45
      750            0           750     NTL Communications
                                         Corp., 13.91%                          10/01/2008    $      188    $        0    $      188
      985            0           985     PanAmSat Corp., 6.875%,
                                         1-15-2028                    6.875%    01/15/2028    $      673    $        0    $      673
      400            0           400     PSINet, Inc., 11.00%,
                                         8-1-2009                               08/01/2009    $       30    $        0    $       30
      900            0           900     Spectrasite Holdings,
                                         Inc., 16.37%                           04/15/2009    $      234    $        0    $      234
      500            0           500     Telefonica Europe
                                         BV, 7.75%                    7.750%    09/15/2010    $      531    $        0    $      531
      500            0           500     Time Warner,
                                         Inc., 6.625%                 6.625%    05/15/2029    $      468    $        0    $      468
      150            0           150     United International
                                         Holdings, Inc.              11.950%    02/15/2008    $       44    $        0    $       44
      100            0           100     United Pan-Europe
                                         Communications N.V          10.875%    08/01/2009    $       13    $        0    $       13
      500            0           500     Verizon Global Funding
                                         Corp., 7.25%                 7.250%    12/01/2010    $      536    $        0    $      536
      250            0           250     Vodafone Group
                                         plc, 7.875%, Ser B           7.875%    02/15/2030    $      282    $        0    $      282
        0            0             0     Voicestream Wireless
                                         Corp., 10.375%              10.375%    11/15/2009    $        0    $        0    $        0
      250            0           250     Williams Communications
                                         Group, Inc.                 11.875%    08/01/2010    $      102    $        0    $      102

                                      TOTAL FOR INDUSTRY:
                                      TECHNOLOGY                                              $    4,772    $        0    $    4,772

                                      TRANSPORTATION
       90        1,460         1,550     American Airlines,
                                         Inc., 7.858%, Ser 200        7.858%    10/01/2011    $       91    $    1,464    $    1,555
    1,300            0         1,300     Delta Air Lines,
                                         Inc., 10.50%, 4-30-2016     10.500%    04/30/2016    $    1,272    $        0    $    1,272
        0        4,500         4,500     FedEx Corp. (Baa2)           6.625%    2/12/04       $        0    $    4,707    $    4,707

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     250              0           250     Norfolk Southern
                                          Corp., 6.75%                6.750%    02/15/2011    $      254    $        0    $      254
     500          8,000         8,500     Union Pacific
                                          Corp., 6.625%               6.625%    02/01/2008    $      515    $    8,240    $    8,755
     245          3,640         3,885     United Air Lines,
                                          Inc., 9.75%                 9.750%    08/15/2021    $      151    $    2,247    $    2,398
       0          4,389         4,389     US Airways Group, Inc.      6.760%    4/15/08       $        0    $    3,924    $    3,924

                                       TOTAL FOR INDUSTRY:
                                       TRANSPORTATION                                         $    2,283    $   20,582    $   22,865

                                       UTILITIES
     800         14,750        15,550     Allied Waste
                                          Industries, Inc., 8.50%     8.500%    12/01/2008    $      808    $   14,898    $   15,706
     500              0           500     Azurix Corp., 10.75%,
                                          Ser B 2-15-2010            10.750%    02/15/2010    $      350    $        0    $      350
       0          1,750         1,750     Cleveland Electric
                                          Illuminating Co.            7.130%    7/1/07        $        0    $    1,865    $    1,865
       0            800           800     CMS Energy Corp.            7.500%    1/15/09       $        0    $      783    $      783
       0          3,600         3,600     CMS Panhandle Holding
                                          Co.                         6.125%    3/15/04       $        0    $    3,665    $    3,665
     155          3,170         3,325     Commonwealth Edison
                                          Co., 8.625%                 8.625%    02/01/2022    $      157    $    3,219    $    3,376
     225          3,650         3,875     Detroit Edison
                                          Co., 6.125%, 10-1-2010      6.125%    10/01/2010    $      221    $    3,585    $    3,806
     250              0           250     Dominion Fiber Ventures
                                          LLC, 7.05%                  7.050%    03/15/2005    $      255    $        0    $      255
     500              0           500     Duke Capital
                                          Corp., 7.50%, 10-1-2009     7.500%    10/01/2009    $      530    $        0    $      530
     500              0           500     El Paso Corp.,
                                          8.05%, 10-15-2030           8.050%    10/15/2030    $      513    $        0    $      513
   1,000              0         1,000     Empresa Nacional de
                                          Electricidad S.A            7.325%    02/01/2037    $      966    $        0    $      966
     500              0           500     Enron Corp., 7.375%,
                                          5-15-2019                             05/15/2019    $       98    $        0    $       98
       0         10,000        10,000     Entergy Gulf States,
                                          Inc.                        3.281%    6/2/03        $        0    $   10,023    $   10,023
     690          9,725        10,415     Mission Energy Holding
                                          Co., 13.50%                13.500%    07/15/2008    $      752    $   10,600    $   11,352
     650         10,500        11,150     PacifiCorp, 7.70%,
                                          11-15-2031                  7.700%    11/15/2031    $      660    $   10,662    $   11,322
       0          3,100         3,100     PacifiCorp. (A3)            6.120%    1/15/06       $        0    $    3,113    $    3,113
       0          4,000         4,000     Public Service
                                          Electric & Gas Co. (Aaa)    7.000%    9/1/24        $        0    $    3,991    $    3,991
     940         12,300        13,240     Sierra Pacific Power
                                          Co., 8.00%                  8.000%    06/01/2008    $    1,002    $   13,112    $   14,114
     500              0           500     Tennessee Gas Pipeline
                                          Co., 7.50%                  7.500%    04/01/2017    $      476    $        0    $      476
       0          6,435         6,435     Western Resources, Inc.     7.250%    8/15/02       $        0    $    6,452    $    6,452

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       TOTAL FOR INDUSTRY:
                                       UTILITIES                                             $    6,788    $   85,968    $   92,756

                                       TOTAL FOR SEGMENT:
                                       CORPORATE BONDS                                       $   59,037    $1,030,803    $1,089,840

                                       U.S. GOVERNMENT
                                       SECURITIES

                                       FEDERAL NATIONAL
                                       MORTGAGE ASSOCIATION
       0        484,924       484,924     3.875% due 04/15/29                                $        0    $  493,645    $  493,645
      80              0            80     FNMA #560412, 7.50%,
                                          1-1-2031                   7.500%    01/01/2031    $       83    $        0    $       83
     696              0           696     FNMA #567170, 7.50%,
                                          2-1-2031                   7.500%    02/01/2031    $      718    $        0    $      718
   2,471              0         2,471     FNMA #581293, 7.50%,
                                          5-1-2031                   7.500%    05/01/2031    $    2,551    $        0    $    2,551
     900              0           900     FNMA #583209, 6.50%,
                                          5-1-2031                   6.500%    05/01/2031    $      902    $        0    $      902
     977              0           977     FNMA #596178, 7.50%,
                                          9-1-2031                   7.500%    09/01/2031    $    1,008    $        0    $    1,008
     563              0           563     FNMA 6.00% #439957
                                          11-1-2013                  6.000%    11/01/2013    $      568    $        0    $      568
     263              0           263     FNMA 6.30% #380269
                                          4-1-2008                   6.300%    04/01/2008    $      273    $        0    $      273
   2,120              0         2,120     FNMA 6.50% #535054
                                          11-1-2014                  6.500%    11/01/2014    $    2,164    $        0    $    2,164
   2,554              0         2,554     FNMA 6.50% #535157
                                          2-1-2030                   6.500%    02/01/2030    $    2,565    $        0    $    2,565
   1,182              0         1,182     FNMA 6.50% #535300
                                          5-1-2030                   6.500%    05/01/2030    $    1,187    $        0    $    1,187
   1,800              0         1,800     FNMA 6.50%, 01-01-2032     6.500%    01/01/2032    $    1,800    $        0    $    1,800
     159              0           159     FNMA 7.50% #357002
                                          6-1-2027                   7.500%    06/01/2027    $      165    $        0    $      165
     396              0           396     FNMA 7.50% #50650
                                          10-1-2022                  7.500%    10/01/2022    $      413    $        0    $      413

                                       TOTAL FOR INDUSTRY:
                                       FEDERAL NATIONAL
                                       MORTGAGE ASSOCIATION                                  $   14,397    $  493,645    $  508,042

                                       GOVERNMENT NATIONAL
                                       MORTGAGE ASSOCIATION
   1,377              0         1,377     GNMA 7.00% #464691
                                          7-15-2028                  7.000%    07/15/2028    $    1,409    $        0    $    1,409
     697              0           697     GNMA 9.00% #286497
                                          2-15-2020                  9.000%    02/15/2020    $      763    $        0    $      763
      13              0            13     GNMA 9.50% #256373
                                          10-15-2019                 9.500%    10/15/2019    $       14    $        0    $       14
   1,734              0         1,734     GNMA II 7.00% #2933
                                          6-20-2030                  7.000%    06/20/2030    $    1,770    $        0    $    1,770

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       TOTAL FOR INDUSTRY:
                                       GOVERNMENT NATIONAL
                                       MORTGAGE ASSOCIATION                                  $    3,956    $        0    $    3,956

                                       U.S. TREASURY SECURITIES
     977              0           977     U.S. Treasury
                                          Bond, 3.875%               3.875%    04/15/2029    $    1,042    $        0    $    1,042
   1,377              0         1,377     US Treasury Note, 4.25%
                                          Inflation Linked           4.250%    01/15/2010    $    1,445    $        0    $    1,445
   1,900              0         1,900     US Treasury Note, 5.25%
                                          5-15-2004                  5.250%    05/15/2004    $    1,981    $        0    $    1,981
     850              0           850     US Treasury Note, 6.125%
                                          8-15-2007                  6.125%    08/15/2007    $      915    $        0    $      915

                                       TOTAL FOR INDUSTRY:
                                       U.S. TREASURY SECURITIES                              $    5,383    $        0    $    5,383

                                       TOTAL FOR SEGMENT:
                                       U.S. GOVERNMENT SECURITIES                                $23,73    $  493,645    $  517,381

                                       S-T INVESTMENTS

                                       FINANCE
   1,000              0         1,000     Bombardier Capital
                                          Inc., FRN                            11/21/2002    $    1,002    $        0    $    1,002
   5,553              0         5,553     Repurchase Agreement
                                          1.6353%                    1.635%    01/02/2002    $    5,553    $        0    $    5,553
       1              0             1     U.S. Bank N.A. Money
                                          Market Variable                                    $        1    $        0    $        1

                                       TOTAL FOR INDUSTRY:
                                       FINANCE                                               $    6,556    $        0    $    6,556

                                       FINANCIAL SERVICES
     945         30,900        31,845     Ford Motor Credit
                                          Co., FRN                             10/25/2004    $      945    $   30,895    $   31,840
   1,000         16,150        17,150     General Motors
                                          Acceptance Corp., Floater            08/04/2003    $      981    $   15,867    $   16,848

                                       TOTAL FOR INDUSTRY:
                                       FINANCIAL SERVICES                                    $    1,926    $   46,762    $   48,688

                                       REPURCHASE AGREEMENT
       0         80,953        80,953     Joint Repurchase
                                          Agreement                  1.635%    1/2/02        $        0    $   80,953    $   80,953

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD BOND HLS FUND, INC.                            ACQUIRED FUND : FORTIS SERIES FNDS - DIVERSIFIED INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TOTAL FOR SEGMENT:
                                      S-T INVESTMENTS                                        $  8,482      $  127,715   $  136,197


                                      TOTAL FOR FUND:
                                      HARTFORD BOND HLS FUND, INC.                           $ 92,312      $1,658,346   $1,750,659




(1) MANAGEMENT DOES NOT ANTICIPATE HAVING TO SELL ANY SECURITIES AS A RESULT OF THE MERGER.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)
FORTIS GLOBAL GROWTH SERIES (ACQUIRED)
HARTFORD GLOBAL LEADERS HLS FUND (ACQUIRING)
(000's Omitted)

                                                               FORTIS            HARTFORD
                                                              ACQUIRED          ACQUIRING
                                                                FUND               FUND
                                                              12/31/01           12/31/01          PROFORMA             PROFORMA
                                                            (HISTORICAL)       (HISTORICAL)       ADJUSTMENTS           COMBINED
                                                           --------------     --------------     --------------      --------------
ASSETS
   Investments , at value                                  $      275,155     $      534,799                  0      $      809,954
   Cash, receivables and other assets                               1,596              4,218                  0               5,814
   Collateral for securities lending transactions                       0             17,634                  0              17,634
                                                           --------------     --------------     --------------      --------------
TOTAL ASSETS                                                      276,751            556,651                  0             833,402
                                                           --------------     --------------     --------------      --------------
LIABILITIES
   Unrealized depreciation on forward foreign currency
      contracts                                                         0                  0                  0                   0
   Payable upon return of securities loaned                             0             17,634                  0              17,634
   Payable for investment securities purchased                      1,407              2,724                  0               4,131
   Redemptions of capital stock                                         0              2,188                  0               2,188
   Accounts payable and accrued expenses                              242                 88                  0                 330
                                                           --------------     --------------     --------------      --------------
TOTAL LIABILITIES                                                   1,649             22,634                  0              24,283
                                                           --------------     --------------     --------------      --------------
NET ASSETS
   Net proceeds of capital stock, par value$.01 per share         211,230            665,892                  0             877,122
   Unrealized appreciation (depreciation) of investments
      in securities and translation of assets and
      liabilities denominated in foreign currency                  16,862             33,680                  0              50,542
   Undistributed net investment income (loss)                         973                388                  0               1,953
   Accumulated net realized gain (loss) from sale of
      investments                                                  46,037           (165,943)                 0            (120,498)
                                                           --------------     --------------     --------------      --------------
TOTAL NET ASSETS                                           $      275,102     $      534,017                  0      $      809,119
                                                           ==============     ==============     ==============      ==============
                                                                                                              0

OUTSTANDING SHARES                              CLASS A        15,134,897        335,877,392        175,514,229(a)      526,526,518
                                                CLASS IB                0         34,275,000                  0(a)       34,275,000
                                                               15,134,897        370,152,392        175,514,229         560,801,518



NET ASSET VALUE                                 CLASS A    $        18.18     $         1.44        12.59665828      $         1.44
                                                CLASS IB   $         0.00     $         1.44         0.00000000      $         1.44

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001 (Unaudited)
FORTIS GLOBAL GROWTH SERIES (ACQUIRED)
HARTFORD GLOBAL LEADERS HLS FUND (ACQUIRING)
(000's Omitted)

                                                               FORTIS            HARTFORD
                                                              ACQUIRED          ACQUIRING
                                                                FUND               FUND
                                                              12/31/01           12/31/01          PROFORMA             PROFORMA
                                                            (HISTORICAL)       (HISTORICAL)       ADJUSTMENTS           COMBINED
                                                           --------------     --------------     --------------      --------------
NET INVESTMENT INCOME:
  Income
    Interest Income                                        $          828     $        1,179                  0      $        2,007
    Dividend Income                                                 2,979              6,923                  0               9,902
    Fee income                                                         28                244                  0                 272
                                                           --------------     --------------     --------------      --------------
  Total Income                                                      3,835              8,346                  0              12,181
                                                           --------------     --------------     --------------      --------------
  Expenses:
    Investment advisory and management fees                         2,162              2,977               (695)(a)           4,444
    Administrative services fees                                        0              1,096                618 (a)           1,714
    Accounting services                                                 0                110                 62 (a)             172
    Shareholders' notices and reports                                  51                 33                (32)(a)              52
    Legal and auditing fees                                            31                  7                (31)(a)               7
    Custodian fees, gross                                              81                199                (81)(a)             199
    Custodian fees, expense offset                                      0                 (9)                 0                  (9)
    Directors' fees and expenses                                       25                  2                (25)(a)               2
    Distribution fees - Class IB                                        0                 99                  0                  99
    Other                                                              15                 21                (10)(a)              26
                                                           --------------     --------------     --------------      --------------
  Total expenses (before reimbursements and waivers)                2,365              4,535               (194)              6,706
    Distribution fees - Class IB waived                                 0                (28)                 0                 (28)
                                                           --------------     --------------     --------------      --------------
  Total expenses, net                                               2,365              4,507               (194)              6,678
                                                           --------------     --------------     --------------      --------------
NET INVESTMENT INCOME (LOSS)                                        1,470              3,839                194               5,503
                                                           --------------     --------------     --------------      --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from investments & foreign
    currency transactions                                          46,344           (124,086)                 0             (77,742)
  Net change in unrealized appreciation (depreciation)
    from investments and translation of assets &
    liabilities denominated in foreign currency                  (142,748)            15,458                  0            (127,290)
                                                           --------------     --------------     --------------      --------------
NET GAIN (LOSS) ON INVESTMENTS                                    (96,404)          (108,628)                 0            (205,032)
                                                           --------------     --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     ($94,934)         ($104,789)    $          194           ($199,529)
                                                           ==============     ==============     ==============      ==============

(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND December 31, 2001 (Unaudited)

1.    GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Fortis Global Growth Series (Acquired Fund) by Hartford Series Fund, Inc. - Hartford Global Leaders HLS Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on December 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended December 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated December 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on December 31, 2000.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund serves as an underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts, as well as, certain qualified retirement plans. The Acquiring Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Both classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD CURRENCY CONTRACTS: The accounting records of the Acquiring Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Acquiring Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements. Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period resulting from changes in the exchange rates.

For the twelve-months ended December 31, 2001 the Funds entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets (Assets and Liabilities). In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At December 31, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: The Acquiring Fund enters into futures contracts to retain its cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. It is the policy of the Fund to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: HL Investment Advisors, LLC (HL Advisors), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford) is the investment manager for the Acquiring Fund. As investment manager, HL Advisors has overall investment supervisory responsibility for the Acquiring Fund. HL Advisors has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .575% of the first $250 million of average daily net assets, .525% for the next $250 million, .475% for the next $500 million, and .425% for average daily net assets over $1 billion.

Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Acquiring Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of .20% of the Acquiring Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees).

The Acquiring Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Acquiring Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. Although the Distribution Plan provides that the Acquiring Fund may pay annually up to .25% of average daily net assets of Class IB, attributable to Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. The waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Acquiring Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

Allocable expenses incurred by Hartford HLS Mutual Funds (including the Acquiring Fund) are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on the ratio of the net assets of each Hartford HLS Mutual Fund (including the Acquiring Fund) to the combined net assets of the Hartford HLS Mutual Funds (including the Acquiring Fund). Non-allocable expenses are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on specific identification.

For the twelve-month period ended December 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.    PRO FORMA ADJUSTMENTS


The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on December 31, 2000. Such pro forma financial statements do not reflect the expenses of the merger, which will be assumed by the Acquiring Fund. Such expenses are estimated to be approximately $12,300, or 0.0015% of the pro forma combined net assets as of December 31, 2001.

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GLOBAL LEADERS HLS FUND                          ACQUIRED FUND : FORTIS SERIES FNDS - GLOBAL GROWTH SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      COMMON STOCK

                                      "FOOD, BEVERAGE &
                                      TOBACCO"
     16             32            48     Nestle S.A.                                         $  3,459     $  6,842     $ 10,301
     64            122           186     Pepsico, Inc.                                       $  3,126     $  5,950     $  9,076

                                      TOTAL FOR INDUSTRY:
                                      "FOOD, BEVERAGE &
                                      TOBACCO"                                               $  6,585     $ 12,792     $ 19,377

                                      "METALS, MINERALS &
                                      MINING"
     54            106           160     Alcoa, Inc.                                         $  1,934     $  3,754     $  5,688
     67            129           196     Usinor S.A.                                         $    842     $  1,616     $  2,458

                                      TOTAL FOR INDUSTRY:
                                      "METALS, MINERALS &
                                      MINING"                                                $  2,776     $  5,370     $  8,146

                                      APPAREL & TEXTILE
     41             79           120     Adidas-Salomon AG                                   $  3,033     $  5,844     $  8,877

                                      BANKS
     48             93           141     Banco Popular Espanol S.A.                          $  1,586     $  3,051     $  4,637
     28             52            80     Bank of America Corp.                               $  1,737     $  3,299     $  5,036
     17             33            50     Bank One Corp.                                      $    672     $  1,304     $  1,976
    125            241           366     Bayerische Hypo-und
                                         Vereinsbank AG                                      $  3,813     $  7,316     $ 11,129
     51             97           148     BNP Paribas S.A.                                    $  4,576     $  8,660     $ 13,236
    137            265           402     Citigroup, Inc.                                     $  6,906     $ 13,401     $ 20,307
     74            143           217     Credit Suisse Group                                 $  3,149     $  6,103     $  9,252
     45             88           133     Deutsche Bank AG                                    $  3,206     $  6,220     $  9,426
    139            266           405     Royal Bank of Scotland
                                         Group plc                                           $  3,387     $  6,480     $  9,867
     26             49            75     State Street Corp.
                                         (with rights)                                       $  1,332     $  2,555     $  3,887

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GLOBAL LEADERS HLS FUND                          ACQUIRED FUND : FORTIS SERIES FNDS - GLOBAL GROWTH SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       TOTAL FOR INDUSTRY: BANKS                              $ 30,364     $ 58,389     $ 88,753

                                       BUSINESS SERVICES
     434            854         1,288     Capita Group plc                                    $  3,049     $  6,002     $  9,051
   1,415          2,697         4,112     Rentokil Initial plc                                $  5,683     $ 10,755     $ 16,438

                                       TOTAL FOR INDUSTRY:
                                       BUSINESS SERVICES                                      $  8,732     $ 16,757     $ 25,489

                                       COMMUNICATIONS
     922          1,783         2,705     Cable & Wireless plc                                $  4,433     $  8,558     $ 12,991
      22             43            65     Comverse Technology, Inc.                           $    499     $    966     $  1,465
     273            524           797     Deutsche Telekom AG                                 $  4,711     $  9,048     $ 13,759
       0            206           206     Koninklijke (Royal) KPN N.V.                        $      0     $  1,048     $  1,048
     277            329           606     KPN N.V.                                            $  1,407     $  1,672     $  3,079
     671          1,296         1,967     mm02 plc                                            $    845     $  1,631     $  2,476
       1              1             2     Nippon Telegraph &
                                          Telephone Corp.                                     $  2,444     $  4,770     $  7,214
     132            261           393     Nokia Oyj                                           $  3,401     $  6,730     $ 10,131
   1,344          2,605         3,949     Olivetti S.p.A.                                     $  1,722     $  3,338     $  5,060
     122            239           361     SK Telecom Co. Ltd. ADR                             $  2,640     $  5,163     $  7,803
     970          1,919         2,889     Telefonaktiebolaget LM
                                          Ericsson AB                                         $  5,271     $ 10,426     $ 15,697
      85            164           249     Telefonica S.A.                                     $  1,132     $  2,189     $  3,321
   4,163          7,929        12,092     Vodafone Group plc                                  $ 10,891     $ 20,715     $ 31,606

                                       TOTAL FOR INDUSTRY:
                                       COMMUNICATIONS                                         $ 39,396     $ 76,254     $115,650

                                       COMPUTERS & OFFICE
                                       EQUIPMENT
     117            226           343     Cisco Systems, Inc.
                                          (with rights)                                       $  2,112     $  4,095     $  6,207
      85            164           249     Compaq Computer Corp.
                                          (with rights)                                       $    827     $  1,604     $  2,431
     149            289           438     Dell Computer Corp.
                                          (with rights)                                       $  4,055     $  7,844     $ 11,899

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GLOBAL LEADERS HLS FUND                          ACQUIRED FUND : FORTIS SERIES FNDS - GLOBAL GROWTH SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

    214            418           632     Hewlett-Packard Co.                                 $  4,402     $  8,578     $ 12,980
     24             46            70     International Business
                                         Machines Corp.                                      $  2,879     $  5,600     $  8,479
     13             25            38     Minnesota Mining and
                                         Manufacturing Co.                                   $  1,560     $  2,967     $  4,527

                                      TOTAL FOR INDUSTRY:
                                      COMPUTERS & OFFICE EQUIPMENT                           $ 15,835     $ 30,688     $ 46,523

                                      CONSUMER NON-DURABLES
     80            156           236     Avon Products, Inc.
                                         (with rights)                                       $  3,739     $  7,235     $ 10,974
     47             91           138     Colgate-Palmolive Co.
                                         (with rights)                                       $  2,720     $  5,226     $  7,946
    144            275           419     Gillette Co. (with rights)                          $  4,806     $  9,195     $ 14,001
    122            230           352     Mattel, Inc. (with rights)                          $  2,097     $  3,963     $  6,060
     63            121           184     McKesson, Corp.                                     $  2,367     $  4,507     $  6,874
     20             40            60     Nintendo Co. Ltd.                                   $  3,590     $  6,934     $ 10,524
     37             71           108     Procter & Gamble Co.                                $  2,920     $  5,650     $  8,570

                                      TOTAL FOR INDUSTRY:
                                      CONSUMER NON-DURABLES                                  $ 22,239     $ 42,710     $ 64,949

                                      DRUGS
    101            197           298     Abbott Laboratories
                                         (with rights)                                       $  5,653     $ 10,960     $ 16,613
     39             75           114     American Home Products
                                         Corp. (with rights)                                 $  2,368     $  4,584     $  6,952
    117            224           341     AstraZeneca plc                                     $  5,266     $ 10,098     $ 15,364
     50             96           146     Fujisawa Pharmaceutical
                                         Co. Ltd.                                            $  1,152     $  2,212     $  3,364
    117            228           345     Pharmacia Corp. (with rights)                       $  4,973     $  9,741     $ 14,714
    224            433           657     Schering-Plough Corp.
                                         (with rights)                                       $  8,014     $ 15,509     $ 23,523

                                      TOTAL FOR INDUSTRY: DRUGS                              $ 27,426     $ 53,104     $ 80,530

                                      ELECTRONICS
    113            219           332     General Electric Co.                                $  4,537     $  8,794     $ 13,331
     31             60            91     Murata Manufacturing Co. Ltd.                       $  1,859     $  3,610     $  5,469

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GLOBAL LEADERS HLS FUND                          ACQUIRED FUND : FORTIS SERIES FNDS - GLOBAL GROWTH SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      0             85            85     Samsung Electronics, GDR                            $      0     $  9,869     $  9,869
    117            226           343     Sony Corp.                                          $  5,329     $ 10,306     $ 15,635
    105            204           309     Texas Instruments, Inc.
                                         (with rights)                                       $  2,937     $  5,698     $  8,635

                                      TOTAL FOR INDUSTRY:
                                      ELECTRONICS                                            $ 14,662     $ 38,277     $ 52,939

                                      ENERGY & SERVICES
     57            112           169     Exxon Mobil Corp.                                   $  2,244     $  4,390     $  6,634
    131            256           387     Schlumberger Ltd.                                   $  7,193     $ 14,045     $ 21,238
     36             69           105     TotalFinaElf S.A.                                   $  5,099     $  9,840     $ 14,939
     38             74           112     Transocean Sedco Forex, Inc.                        $  1,278     $  2,496     $  3,774

                                      TOTAL FOR INDUSTRY:
                                      ENERGY & SERVICES                                      $ 15,814     $ 30,771     $ 46,585

                                      FINANCIAL SERVICES
     35             67           102     Goldman Sachs Group, Inc.                           $  3,218     $  6,251     $  9,469
     66            127           193     Merrill Lynch & Co., Inc.                           $  3,419     $  6,630     $ 10,049

                                      TOTAL FOR INDUSTRY:
                                      FINANCIAL SERVICES                                     $  6,637     $ 12,881     $ 19,518


                                      FOREST & PAPER PRODUCTS
     49             93           142     International Paper Co.                             $  1,961     $  3,732     $  5,693
     94            179           273     UPM-Kymmene Oyj                                     $  3,108     $  5,920     $  9,028

                                      TOTAL FOR INDUSTRY:
                                      FOREST & PAPER PRODUCTS                                $  5,069     $  9,652     $ 14,721

                                      HEALTH SERVICES
      3              5             8     Serono S.A.                                         $  2,280     $  4,509     $  6,789

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GLOBAL LEADERS HLS FUND                          ACQUIRED FUND : FORTIS SERIES FNDS - GLOBAL GROWTH SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       INSURANCE
      67            131           198     American International
                                          Group, Inc.                                         $  5,296     $ 10,378     $ 15,674
      19             37            56     Marsh & McLennan Companies,
                                          Inc. (with rights)                                  $  2,042     $  3,986     $  6,028

                                       TOTAL FOR INDUSTRY:
                                       INSURANCE                                              $  7,338     $ 14,364     $ 21,702

                                       MEDIA & ENTERTAINMENT
      79            153           232     USA Networks, Inc.                                  $  2,155     $  4,178     $  6,333
      30             59            89     Viacom, Inc. Class B                                $  1,338     $  2,583     $  3,921
      18             35            53     Vivendi Universal S.A.                              $    980     $  1,900     $  2,880

                                       TOTAL FOR INDUSTRY: MEDIA &
                                       ENTERTAINMENT                                          $  4,473     $  8,661     $ 13,134

                                       MEDICAL INSTRUMENTS &
                                       SUPPLIES
      57            109           166     Boston Scientific Corp.                             $  1,365     $  2,639     $  4,004
      48             92           140     Johnson & Johnson                                   $  2,819     $  5,437     $  8,256

                                       TOTAL FOR INDUSTRY: MEDICAL
                                       INSTRUMENTS & SUPPLIES                                 $  4,184     $  8,076     $ 12,260

                                       RETAIL
      12             24            36     eBay, Inc.                                          $    809     $  1,572     $  2,381
   1,697          3,258         4,955     Marks & Spencer plc                                 $  8,919     $ 17,310     $ 26,229
      14             28            42     Pinault-Printemps-Redoute S.A.                      $  1,841     $  3,566     $  5,407
     346            685         1,031     Staples, Inc.                                       $  6,463     $ 12,806     $ 19,269
      52            101           153     Wal-Mart Stores, Inc.                               $  2,981     $  5,784     $  8,765

                                       TOTAL FOR INDUSTRY: RETAIL                             $ 21,013     $ 41,038     $ 62,051

                                       RUBBER & PLASTICS PRODUCTS
      38             74           112     NIKE, Inc. Class B                                  $  2,148     $  4,162     $  6,310

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GLOBAL LEADERS HLS FUND                          ACQUIRED FUND : FORTIS SERIES FNDS - GLOBAL GROWTH SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                       SOFTWARE & SERVICES
      35             67           102     First Data Corp.                                    $  2,714     $  5,272     $  7,986
      67            130           197     Microsoft Corp.                                     $  4,453     $  8,642     $ 13,095
     138            267           405     Openwave Systems, Inc.
                                          (with rights)                                       $  1,356     $  2,617     $  3,973
     253            490           743     Oracle Corp. (with rights)                          $  3,491     $  6,768     $ 10,259
     305            592           897     Sun Microsystems, Inc.
                                          (with rights)                                       $  3,769     $  7,307     $ 11,076

                                       TOTAL FOR INDUSTRY:
                                       SOFTWARE & SERVICES                                    $ 15,783     $ 30,606     $ 46,389

                                       TECHNOLOGY
      44              0            44     Samsung Electronics Co.
                                          Ltd. GDR                                            $  4,684     $      0     $  4,684

                                       TRANSPORTATION
     481            932         1,413     British Airways plc                                 $  1,365     $  2,668     $  4,033
      15             30            45     FedEx Corp.                                         $    783     $  1,577     $  2,360
      21             42            63     Northrop Grumman Corp.
                                          (with rights)                                       $  2,097     $  4,224     $  6,321
     324            641           965     P & O Princess Cruises plc                          $  1,885     $  3,720     $  5,605

                                       TOTAL FOR INDUSTRY:
                                       TRANSPORTATION                                         $  6,130     $ 12,189     $ 18,319

                                       TOTAL FOR SEGMENT:
                                       COMMON STOCK                                           $266,601     $517,094     $783,695

                                       S-T INVESTMENTS

                                       FINANCE
   8,549              0         8,549     Repurchase Agreement
                                          1.677%                       1.677%  01/02/2002     $  8,549     $      0     $  8,549
       5              0             5     U.S. Bank N.A. Money
                                          Market Variable                                     $      5     $      0     $      5

                                       TOTAL FOR INDUSTRY: FINANCE                            $  8,554     $      0     $  8,554

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GLOBAL LEADERS HLS FUND                          ACQUIRED FUND : FORTIS SERIES FNDS - GLOBAL GROWTH SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                     REPURCHASE AGREEMENT
     0         17,703        17,703     Joint Repurchase Agreement    1.677%     1/2/02      $      0     $ 17,703     $ 17,703

                                     TOTAL FOR SEGMENT:
                                     S-T INVESTMENTS                                         $  8,554     $ 17,703     $ 26,257

                                     TOTAL FOR FUND:
                                     HARTFORD GLOBAL LEADERS
                                     HLS FUND                                                $275,155     $534,797     $809,952


(1) Management does not anticipate having to sell any securities as a result of the merger.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)
FORTIS GROWTH & INCOME SERIES (ACQUIRED)
HARTFORD GROWTH AND INCOME HLS FUND (ACQUIRING)
(000's Omitted)

                                                               FORTIS            HARTFORD
                                                              ACQUIRED           ACQUIRING
                                                                FUND               FUND
                                                              12/31/01           12/31/01          PROFORMA             PROFORMA
                                                            (HISTORICAL)       (HISTORICAL)       ADJUSTMENTS           COMBINED
                                                           --------------     --------------     --------------      --------------
ASSETS
   Investments , at value                                  $      230,240     $      472,255                  0      $      702,495
   Cash, receivables and other assets                                 393              1,755                  0               2,148
   Collateral for securities lending transactions                       0             14,742                  0              14,742
                                                           --------------     --------------     --------------      --------------
TOTAL ASSETS                                                      230,633            488,752                  0             719,385
                                                           --------------     --------------     --------------      --------------
LIABILITIES
   Payable upon return of securities loaned                             0             14,742                  0              14,742
   Payable for investment securities purchased                      1,018             11,383                  0              12,401
   Redemptions of capital stock                                         0                  0                  0                   0
   Accounts payable and accrued expenses                              167                 15                  0                 182
                                                           --------------     --------------     --------------      --------------
TOTAL LIABILITIES                                                   1,185             26,140                  0              27,325
                                                           --------------     --------------     --------------      --------------
NET ASSETS
   Net proceeds of capital stock, par value$.01 per share         198,931            521,391                  0             720,322
   Unrealized appreciation (depreciation) of investments
      in securities and option & futures contracts                  7,128            (19,348)                 0             (12,220)
   Undistributed net investment income                              1,915              2,255                  0               4,170
   Accumulated net realized gain (loss) from sale of
      investments                                                  21,474            (41,686)                 0             (20,212)
                                                           --------------     --------------     --------------      --------------
TOTAL NET ASSETS                                           $      229,448     $      462,612                  0      $      692,060
                                                           ==============     ==============     ==============      ==============

                                                                                                              0
OUTSTANDING SHARES  CLASS A                                    14,094,503        354,859,980        181,624,485(a)      550,578,968
                    CLASS IB                                            0         39,925,117                  0(a)       39,925,117
                                                               14,094,503        394,785,097        181,624,485         590,504,085



NET ASSET VALUE CLASS A                                    $        16.28     $         1.17        13.88619245      $         1.17
                CLASS IB                                   $         0.00     $         1.17         0.00000000      $         1.17

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001 (Unaudited)
FORTIS GROWTH & INCOME SERIES (ACQUIRED)
HARTFORD GROWTH AND INCOME HLS FUND (ACQUIRING)
(000's Omitted)

                                                               FORTIS            HARTFORD
                                                              ACQUIRED           ACQUIRING
                                                                FUND               FUND
                                                              12/31/01           12/31/01           PROFORMA            PROFORMA
                                                            (HISTORICAL)       (HISTORICAL)       ADJUSTMENTS           COMBINED
                                                           --------------     --------------     --------------      --------------
NET INVESTMENT INCOME:
  Income
    Interest Income                                        $          397     $          447                  0      $          844
    Dividend Income                                                 3,212              5,127                  0               8,339
    Fee income                                                         16                 92                  0                 108
                                                           --------------     --------------     --------------      --------------
  Total Income                                                      3,625              5,666                  0               9,291
                                                           --------------     --------------     --------------      --------------
  Expenses:
    Investment advisory and management fees                         1,596              2,362               (375)(a)           3,583
    Administrative services fees                                        0                852                499 (a)           1,351
    Accounting services                                                 0                 85                 50 (a)             135
    Shareholders' notices and reports                                  40                 25                (25)(a)              40
    Legal and auditing fees                                            20                  5                (20)(a)               5
    Custodian fees, gross                                              24                 13                (24)(a)              13
    Custodian fees, expense offset                                      0                 (2)                 0                  (2)
    Directors' fees and expenses                                       20                  2                (20)(a)               2
    Distribution fees - Class IB                                        0                 80                  0                  80
    Other                                                              10                  9                 (8)(a)              11
                                                           --------------     --------------     --------------      --------------
  Total expenses (before reimbursements and waivers)                1,710              3,431                 77               5,218
    Distribution fees - Class IB waived                                 0                (22)                 0                 (22)
                                                           --------------     --------------     --------------      --------------
  Total expenses, net                                               1,710              3,409                 77               5,196
                                                           --------------     --------------     --------------      --------------
NET INVESTMENT INCOME (LOSS)                                        1,915              2,257                (77)              4,095
                                                           --------------     --------------     --------------      --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from investments and option &
    futures contracts                                              21,475            (33,876)                 0             (12,401)
  Net change in unrealized appreciation (depreciation)
    from investments and translation of assets &
    liabilities denominated in foreign currency                   (51,120)            (4,751)                 0             (55,871)
                                                           --------------     --------------     --------------      --------------
NET GAIN (LOSS) ON INVESTMENTS                                    (29,645)           (38,627)                 0             (68,272)
                                                           --------------     --------------     --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   ($27,730)          ($36,370)              ($77)           ($64,177)
                                                           ==============     ==============     ==============      ==============

(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND December 31, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Fortis Growth & Income Series (Acquired Fund) by Hartford Series Fund, Inc. - Hartford Growth and Income HLS Fund, (Acquiring Fund) as if such acquisition had taken place as of the close of business on December 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended December 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated December 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on December 31, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund serves as an underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts, as well as, certain qualified retirement plans. The Acquiring Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Both classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At December 31, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: The Acquiring Fund enters into futures contracts to retain its cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. It is the policy of the Fund to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: HL Investment Advisors, LLC (HL Advisors), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford) is the investment manager for the Acquiring Fund. As investment manager, HL Advisors has overall investment supervisory responsibility for the Acquiring Fund. HL Advisors has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .575% of the first $250 million of average daily net assets, .525% for the next $250 million, .475% for the next $500 million, and .425% for average daily net assets over $1 billion.

Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Acquiring Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of .20% of the Acquiring Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees).

The Acquiring Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Acquiring Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. Although the Distribution Plan provides that the Acquiring Fund may pay annually up to .25% of average daily net assets of Class IB, attributable to Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. The waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Acquiring Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

Allocable expenses incurred by Hartford HLS Mutual Funds (including the Acquiring Fund) are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on the ratio of the net assets of each Hartford HLS Mutual Fund (including the Acquiring Fund) to the combined net assets of the Hartford HLS Mutual Funds (including the Acquiring Fund). Non-allocable expenses are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on specific identification.

For the twelve-month period ended December 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS


The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on December 31, 2000. Such pro forma financial statements do not reflect the expenses of the merger, which will be assumed by the Acquiring Fund. Such expenses are estimated to be approximately $10,500, or 0.0015% of the pro forma combined net assets as of December 31, 2001.

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GROWTH & INC HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - GROWTH & INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      COMMON STOCK

                                      "FOOD, BEVERAGE & TOBACCO"
     57            113           170     Pepsi Bottling Group, Inc.                          $  1,330     $  2,646     $  3,976
     65            125           190     Pepsico, Inc.                                       $  3,165     $  6,106     $  9,271
     73            148           221     Philip Morris Companies, Inc.                       $  3,333     $  6,795     $ 10,128
     31             63            94     R.J. Reynolds Tobacco
                                         Holdings, Inc.                                      $  1,757     $  3,558     $  5,315

                                      TOTAL FOR INDUSTRY:
                                      "FOOD, BEVERAGE & TOBACCO"                             $  9,585     $ 19,105     $ 28,690

                                      "METALS, MINERALS & MINING"
     19             42            61     Alcoa, Inc.                                         $    672     $  1,475     $  2,147
     42             83           125     Engelhard Corp. (with rights)                       $  1,160     $  2,309     $  3,469
    102            189           291     Freeport-McMoRan Copper &
                                         Gold, Inc.                                          $  1,318     $  2,442     $  3,760
     74            149           223     Lockheed Martin Corp.                               $  3,458     $  6,944     $ 10,402

                                      TOTAL FOR INDUSTRY:
                                      "METALS, MINERALS & MINING"                            $  6,608     $ 13,170     $ 19,778

                                      BANKS
     55            111           166     Bank of America Corp.                               $  3,456     $  6,962     $ 10,418
    180            364           544     Citigroup, Inc.                                     $  9,096     $ 18,397     $ 27,493
     56            114           170     Fannie Mae                                          $  4,412     $  9,031     $ 13,443
     14             28            42     Golden West Financial Corp.                         $    842     $  1,671     $  2,513
     67            132           199     Pacific Century Financial
                                         Corp.                                               $  1,727     $  3,428     $  5,155
     23             44            67     PNC Financial Services
                                         Group, Inc.                                         $  1,309     $  2,467     $  3,776
     78            148           226     UnionBanCal Corp.                                   $  2,956     $  5,635     $  8,591
     56            109           165     Wachovia Corp.                                      $  1,744     $  3,421     $  5,165

                                      TOTAL FOR INDUSTRY: BANKS                              $ 25,542     $ 51,012     $ 76,554

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GROWTH & INC HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - GROWTH & INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      CHEMICALS
     57            119           176     Du Pont (E.I.) de Nemours
                                         & Co.                                               $  2,406     $  5,071     $  7,477

                                      COMMUNICATIONS
    132            275           407     AT&T Corp.                                          $  2,391     $  4,989     $  7,380
     46             85           131     Motorola, Inc. (with
                                         rights)                                             $    686     $  1,272     $  1,958
     21             41            62     QUALCOMM, Inc.                                      $  1,066     $  2,055     $  3,121
     71            135           206     Qwest Communications
                                         International,                                      $  1,006     $  1,908     $  2,914
     79            156           235     Sprint Corp.                                        $  1,592     $  3,126     $  4,718
     86            173           259     Verizon Communications,
                                         Inc.                                                $  4,072     $  8,196     $ 12,268
    194            373           567     WorldCom, Inc. - WorldCom
                                         Group (with                                         $  2,734     $  5,255     $  7,989

                                      TOTAL FOR INDUSTRY:
                                      COMMUNICATIONS                                         $ 13,547     $ 26,801     $ 40,348

                                      COMPUTERS & OFFICE EQUIPMENT
    210            423           633     Cisco Systems, Inc.
                                         (with rights)                                       $  3,807     $  7,664     $ 11,471
     58            116           174     Dell Computer Corp.
                                         (with rights)                                       $  1,579     $  3,139     $  4,718
    142            285           427     Hewlett-Packard Co.                                 $  2,911     $  5,860     $  8,771
     22             43            65     International Business
                                         Machines Corp.                                      $  2,661     $  5,225     $  7,886
     15             30            45     Lexmark International,
                                         Inc.                                                $    897     $  1,764     $  2,661
     86            169           255     Solectron Corp.
                                         (with rights)                                       $    967     $  1,901     $  2,868

                                      TOTAL FOR INDUSTRY:
                                      COMPUTERS & OFFICE EQUIPMENT                           $ 12,822     $ 25,553     $ 38,375

                                      CONSUMER DURABLES
    260            543           803     Sycamore Networks, Inc.                             $  1,395     $  2,908     $  4,303

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GROWTH & INC HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - GROWTH & INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      CONSUMER NON-DURABLES
     20             37            57     AmerisourceBergen Corp.
                                         (with rights)                                       $  1,290     $  2,364     $  3,654
     65            127           192     McKesson, Corp.                                     $  2,420     $  4,761     $  7,181
     65            139           204     Procter & Gamble Co.                                $  5,159     $ 11,023     $ 16,182
     93            189           282     Safeway, Inc.                                       $  3,879     $  7,887     $ 11,766
    108            220           328     Tyco International Ltd.
                                         (with rights)                                       $  6,373     $ 12,929     $ 19,302

                                      TOTAL FOR INDUSTRY:
                                      CONSUMER NON-DURABLES                                  $ 19,121     $ 38,964     $ 58,085

                                      DRUGS
     79            165           244     Abbott Laboratories
                                         (with rights)                                       $  4,410     $  9,199     $ 13,609
     48             98           146     American Home Products
                                         Corp. (with rights)                                 $  2,951     $  6,019     $  8,970
     45             95           140     Immunex Corp.                                       $  1,239     $  2,638     $  3,877
     35             71           106     Lilly (Eli) & Co.                                   $  2,757     $  5,537     $  8,294
     27             54            81     Merck & Co., Inc.                                   $  1,582     $  3,199     $  4,781
     38             79           117     Pfizer, Inc. (with
                                         rights)                                             $  1,506     $  3,140     $  4,646
    141            294           435     Pharmacia Corp. (with
                                         rights)                                             $  6,009     $ 12,527     $ 18,536
    108            218           326     Schering-Plough Corp.
                                         (with rights)                                       $  3,875     $  7,803     $ 11,678

                                      TOTAL FOR INDUSTRY:
                                      DRUGS                                                  $ 24,329     $ 50,062     $ 74,391

                                      ELECTRICAL EQUIPMENT
     56            108           164     Credence Systems Corp.                              $  1,049     $  2,000     $  3,049

                                      ELECTRONICS
     27             53            80     Analog Devices, Inc.
                                         (with rights)                                       $  1,207     $  2,330     $  3,537
    166            337           503     General Electric Co.                                $  6,657     $ 13,511     $ 20,168
     77            145           222     Intel Corp.                                         $  2,422     $  4,551     $  6,973
     27             48            75     Linear Technology Corp.                             $  1,054     $  1,878     $  2,932

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GROWTH & INC HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - GROWTH & INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     66            138           204     Sanmina-SCI Corp.
                                         (with rights)                                       $   1,319    $   2,752    $   4,071
     28             55            83     Texas Instruments, Inc.
                                         (with rights)                                       $     784    $   1,546    $   2,330
     74            149           223     Vitesse Semiconductor Corp.                         $     923    $   1,858    $   2,781
     33             64            97     Xilinx, Inc.                                        $   1,285    $   2,480    $   3,765

                                      TOTAL FOR INDUSTRY:
                                      ELECTRONICS                                            $  15,651    $  30,906    $  46,557

                                      ENERGY & SERVICES
     75            148           223     Burlington Resources, Inc.                          $   2,819    $   5,567    $   8,386
     34             69           103     ChevronTexaco Corp.                                 $   3,014    $   6,174    $   9,188
     93            187           280     Exxon Mobil Corp.                                   $   3,643    $   7,329    $  10,972
     59            113           172     GlobalSantaFe Corp.                                 $   1,674    $   3,231    $   4,905
     41             86           127     Sunoco, Inc.                                        $   1,531    $   3,193    $   4,724

                                      TOTAL FOR INDUSTRY:
                                      ENERGY & SERVICES                                      $  12,681    $  25,494    $  38,175

                                      FINANCIAL SERVICES
      6             13            19     Goldman Sachs Group, Inc.                           $     556    $   1,196    $   1,752
     26             51            77     Investment Technology
                                         Group, Inc. (with rights)                           $   1,008    $   1,993    $   3,001
     53            108           161     Merrill Lynch & Co., Inc.                           $   2,752    $   5,619    $   8,371

                                      TOTAL FOR INDUSTRY:
                                      FINANCIAL SERVICES                                     $   4,316    $   8,808    $  13,124

                                      FOREST & PAPER PRODUCTS
     23             46            69     Kimberly-Clark Corp.                                $   1,381    $   2,739    $   4,120
     20             37            57     Temple-Inland, Inc.                                 $   1,123    $   2,071    $   3,194

                                      TOTAL FOR INDUSTRY:
                                      FOREST & PAPER PRODUCTS                                $   2,504    $   4,810    $   7,314

                                      HEALTH SERVICES
     24             47            71     HCA, Inc.                                           $     921    $   1,819    $   2,740

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GROWTH & INC HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - GROWTH & INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      INSURANCE
     60            122           182     Ambac Financial Group, Inc.                         $  3,466     $  7,033     $ 10,499
     46             93           139     American International
                                         Group, Inc.                                         $  3,689     $  7,383     $ 11,072
     56            112           168     St. Paul Companies, Inc.
                                         (with rights)
                                                                                             $  2,445     $  4,916     $  7,361

                                      TOTAL FOR INDUSTRY:  INSURANCE                         $  9,600     $ 19,332     $ 28,932

                                      MEDIA & ENTERTAINMENT
     45             89           134     Adelphia Communications
                                         Corp. Class A                                       $  1,406     $  2,787     $  4,193
     25             50            75     Knight-Ridder, Inc.
                                         (with rights)                                       $  1,630     $  3,247     $  4,877
    212            428           640     Liberty Media Corp. Class A                         $  2,974     $  5,991     $  8,965

                                      TOTAL FOR INDUSTRY:
                                      MEDIA & ENTERTAINMENT                                  $  6,010     $ 12,025     $ 18,035

                                      MEDICAL INSTRUMENTS & SUPPLIES
     27             53            80     Baxter International, Inc.
                                         (with rights)                                       $  1,459     $  2,826     $  4,285
     65            127           192     Becton, Dickinson & Co.
                                         (with rights)                                       $  2,155     $  4,203     $  6,358

                                      TOTAL FOR INDUSTRY: MEDICAL
                                      INSTRUMENTS & SUPPLIES                                 $  3,614     $  7,029     $ 10,643

                                      RESEARCH & TESTING FACILITIES
     18             40            58     Cephalon, Inc.                                      $  1,368     $  3,054     $  4,422

                                      RETAIL
     76            152           228     Bed Bath & Beyond, Inc.                             $  2,563     $  5,160     $  7,723
    103            210           313     CVS Corp.                                           $  3,040     $  6,222     $  9,262
    117            225           342     Dollar General Corp.                                $  1,739     $  3,347     $  5,086

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GROWTH & INC HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - GROWTH & INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     65            130           195     Home Depot, Inc.                                    $  3,295     $  6,629     $  9,924
     47             88           135     Kroger Co. (with rights)                            $    987     $  1,828     $  2,815
     54            104           158     Lowe's Companies, Inc.                              $  2,520     $  4,822     $  7,342
     78            153           231     McDonald's Corp.                                    $  2,059     $  4,047     $  6,106
      0              1             1     Staples, Inc.                                       $      6     $     11     $     17
     65            132           197     Target Corp. (with rights)                          $  2,685     $  5,402     $  8,087
     51            102           153     Wal-Mart Stores, Inc.                               $  2,918     $  5,876     $  8,794

                                      TOTAL FOR INDUSTRY: RETAIL                             $ 21,812     $ 43,344     $ 65,156

                                      SOFTWARE & SERVICES
    134            260           394     AOL Time Warner, Inc.
                                         (with rights)                                       $  4,301     $  8,359     $ 12,660
     52            106           158     First Data Corp.                                    $  4,119     $  8,331     $ 12,450
    136            278           414     Microsoft Corp.                                     $  9,026     $ 18,390     $ 27,416
    124            248           372     Oracle Corp. (with rights)                          $  1,718     $  3,428     $  5,146
     69            133           202     Sun Microsystems, Inc.
     38             80           118     (with rights)                                       $    848     $  1,636     $  2,484
                                         VeriSign, Inc.                                      $  1,426     $  3,045     $  4,471

                                      TOTAL FOR INDUSTRY:
                                      SOFTWARE & SERVICES                                    $ 21,438     $ 43,189     $ 64,627

                                      TRANSPORTATION
     20             40            60     FedEx Corp.                                         $  1,048     $  2,065     $  3,113
     39             79           118     USFreightways Corp.                                 $  1,225     $  2,471     $  3,696

                                      TOTAL FOR INDUSTRY:
                                      TRANSPORTATION                                         $  2,273     $  4,536     $  6,809

                                      UTILITIES
     22             42            64     Dominion Resources, Inc.                            $  1,346     $  2,542     $  3,888
     47             97           144     Duke Energy Corp.
                                         (with rights)                                       $  1,833     $  3,824     $  5,657
     70            139           209     Dynegy, Inc. Class A                                $  1,798     $  3,542     $  5,340

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD GROWTH & INC HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - GROWTH & INC SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     62            123           185     Exelon Corp.                                        $  2,992     $  5,881     $  8,873
     32             63            95     Waste Management, Inc.                              $  1,031     $  2,020     $  3,051

                                      TOTAL FOR INDUSTRY:
                                      UTILITIES                                              $  9,000     $ 17,809     $ 26,809

                                      TOTAL FOR SEGMENT:
                                      COMMON STOCK                                           $227,592     $456,801     $684,393

                                      S-T INVESTMENTS

                                      FINANCE
  2,246              0         2,246     Repurchase Agreement
                                         1.677%                    1.677%      01/02/2002    $  2,246     $      0     $  2,246
      3              0             3     U.S. Bank N.A. Money
                                         Market Variable                                     $      3     $      0     $      3
    300              0           300     U.S. Treasury Bill,
                                         1.745%, 6-20-2002                     06/20/2002    $    298     $      0     $    298
    100              0           100     US Treasury Bill                      02/14/2002    $    100     $      0     $    100

                                      TOTAL FOR INDUSTRY: FINANCE                            $  2,647     $      0     $  2,647

                                      REPURCHASE AGREEMENT
      0         15,453        15,453     Joint Repurchase
                                         Agreement                 1.677%          1/2/02    $      0     $ 15,453     $ 15,453

                                      TOTAL FOR SEGMENT:
                                      S-T INVESTMENTS                                        $  2,647     $ 15,453     $ 18,100

                                      TOTAL FOR FUND: HARTFORD
                                      GROWTH & INC HLS FUND                                  $230,239     $472,254     $702,493

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)
FORTIS HIGH YIELD SERIES (ACQUIRED)
HARTFORD HIGH YIELD HLS FUND (ACQUIRING)
(000's Omitted)

                                                                   FORTIS          HARTFORD
                                                                  ACQUIRED        ACQUIRING
                                                                    FUND             FUND
                                                                  12/31/01         12/31/01       PROFORMA            PROFORMA
                                                                (HISTORICAL)     (HISTORICAL)    ADJUSTMENTS          COMBINED
                                                                ------------     ------------    -----------        ------------
ASSETS
     Investments , at value                                          $48,383         $156,600              0            $204,983
     Cash, receivables and other assets                                1,703            4,458              0               6,161
     Collateral for securities lending transactions                        0           14,663              0              14,663
                                                                ------------     ------------    -----------        ------------
TOTAL ASSETS                                                          50,086          175,721              0             225,807
                                                                ------------     ------------    -----------        ------------
LIABILITIES
     Payable upon return of securities loaned                              0           14,663              0              14,663
     Payable for investment securities purchased                           0              931              0                 931
     Redemptions of capital stock                                          0            7,123              0               7,123
     Accounts payable and accrued expenses                                80               59              0                 139
                                                                ------------     ------------    -----------        ------------
TOTAL LIABILITIES                                                         80           22,776              0              22,856
                                                                ------------     ------------    -----------        ------------
NET ASSETS
     Net proceeds of capital stock, par value$.01 per share           73,700          158,281              0             231,981
     Unrealized appreciation (depreciation) of investments
          in securities and translation of assets and
          liabilities denominated in foreign currency                 (9,586)         (12,112)             0             (21,698)
     Undistributed net investment income                               5,838           11,683              0              17,521
     Accumulated net realized loss from sale of investments          (19,946)          (4,907)             0             (24,853)
                                                                ------------     ------------    -----------        ------------
TOTAL NET ASSETS                                                     $50,006         $152,945              0            $202,951
                                                                ============     ============    ===========        ============

                                                                                                           0
OUTSTANDING SHARES                              CLASS A            7,329,793      131,784,281     44,541,327 (a)     183,655,401
                                                CLASS IB                   0       26,951,011              0 (a)      26,951,011
                                                                   7,329,793      158,735,292     44,541,327         210,606,412


NET ASSET VALUE                                 CLASS A                $6.82            $0.96     7.07675072               $0.96
                                                CLASS IB               $0.00            $0.96     0.00000000               $0.96

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001 (Unaudited)
FORTIS HIGH YIELD SERIES (ACQUIRED)
HARTFORD HIGH YIELD HLS FUND (ACQUIRING)
(000's Omitted)

                                                                      FORTIS        HARTFORD
                                                                     ACQUIRED      ACQUIRING
                                                                       FUND           FUND
                                                                     12/31/01       12/31/01        PROFORMA           PROFORMA
                                                                   (HISTORICAL)   (HISTORICAL)    ADJUSTMENTS          COMBINED
                                                                   ------------   ------------    -----------         ----------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                     $6,152        $12,588              0            $18,740
     Dividend Income                                                          0             66              0                 66
     Fee income                                                               0             56              0                 56
                                                                   ------------   ------------    -----------         ----------
  Total Income                                                            6,152         12,710              0             18,862
                                                                   ------------   ------------    -----------         ----------
  Expenses:
     Investment advisory and management fees                                275            696             41  (a)         1,012
     Administrative services fees                                             0            242            110  (a)           352
     Accounting services                                                      0             24             11  (a)            35
     Shareholders' notices and reports                                        7              7             (4) (a)            10
     Legal and auditing fees                                                 16              1            (16) (a)             1
     Custodian fees, gross                                                    9             11             (9) (a)            11
     Custodian fees, expense offset                                           0             (9)             0                 (9)
     Directors' fees and expenses                                             5              0             (5) (a)             0
     Distribution fees - Class IB                                             0             33              0                 33
     Other                                                                    2              2             (1) (a)             3
                                                                   ------------   ------------    -----------         ----------
  Total expenses (before reimbursements and waivers)                        314          1,007            127              1,448
     Distribution fees - Class IB waived                                      0             (9)             0                 (9)
                                                                   ------------   ------------    -----------         ----------
  Total expenses, net                                                       314            998            127              1,439
                                                                   ------------   ------------    -----------         ----------
NET INVESTMENT INCOME (LOSS)                                              5,838         11,712           (127)            17,423
                                                                   ------------   ------------    -----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) from investments &
     foreign currency transactions                                       (3,812)        (2,424)             0             (6,236)
  Net change in unrealized appreciation (depreciation)
     from investments and translation of assets &
     liabilities denominated in foreign currency                         (1,534)        (8,691)             0            (10,225)
                                                                   ------------   ------------    -----------         ----------
NET GAIN (LOSS) ON INVESTMENTS                                           (5,346)       (11,115)             0            (16,461)
                                                                   ------------   ------------    -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $492           $597          ($127)              $962
                                                                   ============   ============    ===========         ==========

(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND December 31, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Fortis High Yield Series (Acquired Fund) by Hartford Series Fund, Inc. - Hartford High Yield HLS Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on December 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended December 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated December 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on December 31, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund serves as an underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts, as well as, certain qualified retirement plans. The Acquiring Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Both classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At December 31, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: The Acquiring Fund enters into futures contracts to retain its cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. It is the policy of the Fund to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: HL Investment Advisors, LLC (HL Advisors), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford) is the investment manager for the Acquiring Fund. As investment manager, HL Advisors has overall investment supervisory responsibility for the Acquiring Fund. HL Advisors has contracted with HIMCO for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HL Advisors, a portion of which may be used to compensate HIMCO. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .575% of the first $250 million of average daily net assets, .525% for the next $250 million, ..475% for the next $500 million, and .425% for average daily net assets over $1 billion.

Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Acquiring Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of .20% of the Acquiring Fund's average daily net assets. The

Fund assumes and pays certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees).

The Acquiring Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Acquiring Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. Although the Distribution Plan provides that the Acquiring Fund may pay annually up to .25% of average daily net assets of Class IB, attributable to Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. The waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Acquiring Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

Allocable expenses incurred by Hartford HLS Mutual Funds (including the Acquiring Fund) are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on the ratio of the net assets of each Hartford HLS Mutual Fund (including the Acquiring Fund) to the combined net assets of the Hartford HLS Mutual Funds (including the Acquiring Fund). Non-allocable expenses are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on specific identification.

For the twelve-month period ended December 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS


The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on December 31, 2000. Neither the Acquiring Fund nor the Acquired Fund will bear any of the expenses of the merger.

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                      COMMON STOCK

                                      CONSUMER CYCLICAL
      0              0          0        Hosiery Corp. of
                                         America, Inc. Class A                                     $0             $0           $0

                                      SERVICES
      4              0          4        Marvel Enterprises,
                                         Inc. Class C (Warrants)                                   $0             $0           $0
      1              0          1        Splitrock Service
                                         (Warrants)                                                $3             $0           $3

                                      TOTAL FOR INDUSTRY:
                                      SERVICES                                                     $3             $0           $3

                                      TECHNOLOGY
      0              0          0        @Track Communications,
                                         Inc. (Warrants)                                           $0             $0           $0
      3              0          3        Powertel, Inc. (Warrants)                                $77             $0          $77
      5              0          5        Telus Corp. (Warrants)                                   $36             $0          $36

                                      TOTAL FOR INDUSTRY:
                                      TECHNOLOGY                                                 $113             $0         $113

                                      TOTAL FOR SEGMENT:
                                      COMMON STOCK                                               $116             $0         $116

                                      PREFERRED STOCKS

                                      "METALS, MINERALS
                                      & MINING"
      0             29         29        Rio Algom Ltd.                                            $0           $706         $706

                                      COMMUNICATIONS
      0              8          8        NEXTLINK Communications,
                                         Inc                                                       $0             $8           $8

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                          ELECTRONICS
        0              4            4        Xerox Corp.                                           $0           $274         $274

                                          TOTAL FOR SEGMENT:
                                          PREFERRED STOCKS                                         $0           $988         $988

                                          CORPORATE BONDS

                                          "FOOD, BEVERAGE
                                          & TOBACCO"
        0            390          390        Hercules, Inc.         6.600%        08/01/2027       $0            $343         $343
      500            900        1,400        Hercules, Inc.,
                                             11.125%, 11-15-2007   11.125%        11/15/2007     $520            $936       $1,456
      230            687          917        Ingles Markets,
                                             Inc., 8.875%           8.875%        12/01/2011     $226            $675         $901
      320            800        1,120        Land O'Lakes, Inc.,
                                             8.75%, 11-15-2011      8.750%        11/15/2011     $309            $772       $1,081
       35            100          135        Smithfield Foods,
                                             Inc., 8.00%            8.000%        10/15/2009      $36            $103         $139

                                          TOTAL FOR INDUSTRY:
                                          "FOOD, BEVERAGE & TOBACCO"                           $1,091          $2,829       $3,920

                                          "METALS, MINERALS
                                          & MINING"
      530          1,925        2,455        AK Steel Corp.,
                                             7.875%, 2-15-2009      7.875%        02/15/2009     $519          $1,887       $2,406
       65            260          325        Compass Minerals
                                             Group, Inc., 10.00%   10.000%        08/15/2011      $67            $270         $337
        0            300          300        Lukens, Inc.           7.625%        8/1/04           $0             $18          $18
       90            180          270        Newmont Mining
                                             Corp., 8.625%          8.625%        05/15/2011      $92            $184         $276
      295            695          990        Phelps Dodge Corp.,
                                             8.75%, 6-1-2011        8.750%        06/01/2011     $289            $681         $970
      395          1,280        1,675        Phelps Dodge Corp.,
                                             9.50%, 6-1-2031        9.500%        06/01/2031     $366          $1,185       $1,551
      185            375          560        Santa Fe Pacific
                                             Gold Corp., 8.375%     8.375%        07/01/2005     $192            $389         $581
      405            930        1,335        U.S. Steel L.L.C.,
                                             10.75%, 8-1-2008      10.750%        08/01/2008     $387            $888       $1,275

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                           TOTAL FOR INDUSTRY:
                                           "METALS, MINERALS
                                           & MINING"                                              $1,912      $5,502        $7,414

                                           AEROSPACE & DEFENSE
       0           550           550          Condor Systems, Inc.     11.875%      5/1/09            $0        $138          $138
       0         1,525         1,525          Sequa Corp. (Ba3)         9.000%      8/1/09            $0      $1,441        $1,441

                                           TOTAL FOR INDUSTRY:
                                           AEROSPACE & DEFENSE                                        $0      $1,579        $1,579

                                           BANKS
       0           150           150          Golden State Holdings,
                                              Inc.                      7.125%      8/1/05            $0        $150          $150
       0           780           780          Sovereign Bancorp, Inc.   8.625%      3/15/04           $0        $817          $817

                                           TOTAL FOR INDUSTRY: BANKS                                  $0        $967          $967


                                           BASIC MATERIALS
     750             0           750          Lyondell Chemical Co.,
                                              9.875%                    9.875%      05/01/2007      $754          $0          $754

                                           BUSINESS SERVICES
     500         1,120         1,620          Building One Services
                                              Corp., 10.50%            10.500%      05/01/2009      $325        $728        $1,053
     130           265           395          Integrated Electrical
                                              Services, Inc.            9.375%      02/01/2009      $115        $235          $350
       0           150           150          Interpool, Inc.           7.350%      8/1/07            $0        $136          $136
     350           530           880          United Rentals, Inc.,
                                              10.75%, 4-15-2008        10.750%      04/15/2008      $376        $570          $946

                                           TOTAL FOR INDUSTRY:
                                           BUSINESS SERVICES                                        $816      $1,669        $2,485


                                           CAPITAL GOODS
     625             0           625          Sequa Corp., 8.875%,
                                              Ser B                     8.875%      04/01/2008      $584          $0          $584

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                      CHEMICALS
        140         485         625      Airgas, Inc., 9.125%,
                                         10-1-2011                     9.125%        10/01/2011     $  148     $   512     $   660
          0         650         650      ARCO Chemical Co.             9.800%        2/1/20         $    0     $   618     $   618
        850       2,340       3,190      Equistar Chemicals
                                         L.P., 7.55%                   7.550%        02/15/2026     $  607     $ 1,672     $ 2,279
          0         500         500      Equister Chemicals LP
                                         (Ba2)                         8.750%        2/15/09        $    0     $   482     $   482
        310         740       1,050      Ferro Corp., 9.125%,
                                         1-1-2009                      9.125%        01/01/2009     $  319     $   761     $ 1,080
        220         675         895      General Chemical
                                         Industrial Products          10.625%        05/01/2009     $  172     $   527     $   699
        230         585         815      Georgia Gulf Corp.,
                                         10.375%, 11-1-2007           10.375%        11/01/2007     $  240     $   611     $   851
          0         210         210      Huntsman ICI Chemicals
                                         LLC (B2)                     10.125%        7/1/09         $    0     $   202     $   202
        190         560         750      IMC Global, Inc.,
                                         11.25%, 6-1-2011             11.250%        06/01/2011     $  202     $   596     $   798
          0         795         795      Lyondell Chemical
                                         Co. (Ba3)                     9.625%        5/1/07         $    0     $   803     $   803
          0       1,250       1,250      Messer Griesheim
                                         Holdings AG (B2)             10.375%        6/1/11         $    0     $ 1,174     $ 1,174
          0       1,800       1,800      Millennium America,
                                         Inc.                          7.625%        11/15/26       $    0     $ 1,386     $ 1,386
        300         900       1,200      Olin Corp., 9.125%,
                                         12-15-2011                    9.125%        12/15/2011     $  303     $   910     $ 1,213
        290         810       1,100      Solutia, Inc., 7.375%,
                                         10-15-2027                    7.375%        10/15/2027     $  226     $   631     $   857

                                      TOTAL FOR INDUSTRY:  CHEMICALS                                $2,217     $10,885     $13,102

                                      COMMUNICATIONS
        680       1,845       2,525      Allegiance Telecom,
                                         Inc., 19.08%                                02/15/2008     $  299     $   812     $ 1,111
        150         930       1,080      AT&T Canada, Inc.,
                                         7.65%, 9-15-2006              7.650%        09/15/2006     $   98     $   606     $   704
          0         300         300      Centennial Communications
                                         Corp.                        10.750%        12/15/08       $    0     $   252     $   252
          0         500         500      Crown Castle International
                                         Corp. (B3)                   10.750%        8/1/11         $    0     $   489     $   489
        900       1,150       2,050      Crown Castle International
                                         Corp., 9.375%                 9.375%        08/01/2011     $  826     $ 1,055     $ 1,881
        125       1,300       1,425      Echostar DBS Corp., 9.375%    9.375%        02/01/2009     $  129     $ 1,339     $ 1,468
          0         450         450      Focal Communications Corp.                  2/15/08        $    0     $   126     $   126
        300         510         810      Focal Communications Corp.,
                                         11.875%                      11.875%        01/15/2010     $  123     $   209     $   332
         98         235         333      Global Crossing Holdings
                                         Ltd., 8.70%                   8.700%        08/01/2007     $    9     $    21     $    30
      1,881       3,585       5,466      Global Crossing Holdings
                                         Ltd., 9.50%                   9.500%        11/15/2009     $  207     $   394     $   601

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
       850        3,350         4,200   Global Crossing Holdings
                                        Ltd., 9.625%                    9.625%      05/15/2008   $     98     $    385   $    483
         0        1,175         1,175   Level 3 Communications,
                                        Inc.                           11.250%      3/15/10      $      0     $    492   $    492
         0          865           865   Level 3 Communications,
                                        Inc.                           11.000%      3/15/08      $      0     $    433   $    433
       245          680           925   Level 3 Communications,
                                        Inc., 11.25%                   11.250%      03/15/2010   $    119     $    332   $    451
     2,355        3,870         6,225   Level 3 Communications,
                                        Inc., 9.125%                    9.125%      05/01/2008   $  1,107     $  1,819   $  2,926
         0          225           225   Loral Space &
                                        Communications Ltd.
                                        (Ca)                            9.500%      1/15/06      $      0     $    124   $    124
     1,152        3,795         4,947   Lucent Technologies,
                                        Inc., 6.45%                     6.450%      03/15/2029   $    783     $  2,581   $  3,364
         0          100           100   McLeodUSA, Inc.                 8.125%      2/15/09      $      0     $     21   $     21
         0          400           400   McLeodUSA, Inc.                 9.500%      11/1/08      $      0     $     84   $     84
         0          100           100   McLeodUSA, Inc.                 9.250%      7/15/07      $      0     $     21   $     21
         0          300           300   McLeodUSA, Inc.                11.500%      5/1/09       $      0     $     66   $     66
     1,160        2,230         3,390   McLeodUSA, Inc.,
                                        11.375%, 1-1-2009                           01/01/2009   $    261     $    502   $    763
         0          450           450   Metromedia Fiber
                                        Network, Inc.                  10.000%      12/15/09     $      0     $    103   $    103
       910        2,240         3,150   Metromedia Fiber Network,
                                        Inc., 10.00%                   10.000%      11/15/2008   $    264     $    650   $    914
       205          160           365   Metromedia Fiber Network,
                                        Inc., 10.00%                   10.000%      12/15/2009   $     59     $     46   $    105
       450        1,800         2,250   Motorola, Inc.,
                                        5.22%, 10-1-2097                5.220% 1    10/01/2097   $    278     $  1,114   $  1,392
     1,810        4,680         6,490   Nextel Communications,
                                        Inc., 9.375%                    9.375% 1    11/15/2009   $  1,430     $  3,697   $  5,127
         0        1,280         1,280   NTL Communications
                                        Corp. (Caa2)                   12.375%      2/1/08       $      0     $    353   $    353
         0        1,200         1,200   NTL Communications
                                        Corp. (Caa2)                   11.875%      10/1/10      $      0     $    408   $    408

         0        1,025         1,025   NTL Communications
                                        Corp. (Caa2)                    9.875%      11/15/09     $      0     $    283   $    283
         0          570           570   PanAmSat Corp. (Baa3)           6.375%      1/15/08      $      0     $    485   $    485
       650        1,570         2,220   PanAmSat Corp.,
                                        6.875%, 1-15-2028               6.875%      01/15/2028   $    444     $  1,083   $  1,527
       282          598           880   RCN Corp., 34.99%,
                                        Ser B 2-15-2008                             02/15/2008   $     76     $    161   $    237
       900        2,330         3,230   Spectrasite Holdings,
                                        Inc., 16.37%                                04/15/2009   $    234     $    606   $    840
         0          150           150   Telecorp PCS, Inc.              10.625%     7/15/10      $      0     $    174   $    174
         0          600           600   Tritel PCS, Inc.                10.375%     1/15/11      $      0     $    687   $    687
       810        3,770         4,580   Williams Communications
                                        Group, Inc.                     11.700%     08/01/2008   $    332     $  1,546   $  1,878
       410        1,865         2,275   Williams Communications
                                        Group, Inc.                     10.875%     10/01/2009   $    168     $    765   $    933

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
        0            445        445        XO Communications, Inc.   10.750%       11/15/08     $    0     $    53          $   53
        0          1,990      1,990        XO Communications, Inc.   12.500%       4/15/06      $    0     $   239          $  239

                                        TOTAL FOR INDUSTRY:
                                        COMMUNICATIONS                                          $7,344     $24,616          $31,960

                                        CONSTRUCTION
        0            150        150        Del Webb Corp. (Ba1)       9.375%       5/1/09       $    0     $   158          $  158
        0            350        350        Kaufman and Broad
                                           Home Corp.                 7.750%       10/15/04     $    0     $   355          $  355
        0            100        100        MDC Holdings, Inc.         8.375%       2/1/08       $    0     $   101          $  101
        0            100        100        Toll Corp. (Ba2)           8.750%       11/15/06     $    0     $   102          $  102
        0            125        125        Toll Corp. (BB+ S&P)       7.750%       9/15/07      $    0     $   122          $  122

                                        TOTAL FOR INDUSTRY:
                                        CONSTRUCTION                                            $    0     $   838          $  838


                                        CONSUMER CYCLICAL
      500              0        500        D.R. Horton, Inc.,
                                           9.375%, 3-15-2011          9.375%       03/15/2011   $  512     $     0          $  512

                                        CONSUMER DURABLES
      140            370        510        Crown Cork & Seal
                                           Co., Inc., 6.75%           6.750%       04/15/2003   $   84     $   222          $  306
      125            370        495        Crown Cork & Seal
                                           Co., Inc., 8.00%           8.000%       04/15/2023   $   53     $   157          $  210

                                        TOTAL FOR INDUSTRY:
                                        CONSUMER DURABLES                                       $  137     $   379          $  516

                                        CONSUMER NON-DURABLES
      172            425        597        Armkel Finance, Inc.,
                                           9.50%, 8-15-2009           9.500%       08/15/2009   $  181     $   446          $  627
      260            595        855        Plastipak Holdings,
                                           Inc., 10.75%              10.750%       09/01/2011   $  273     $   625          $  898

                                        TOTAL FOR INDUSTRY:
                                        CONSUMER NON-DURABLES                                   $  454     $  1,071         $1,525

                                        CONSUMER SERVICES

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
         0            400       400          Service Corp.
                                             International (B1)          7.875%      2/1/13       $    0        $  348      $  348
     1,100          1,980     3,080          Service Corp.
                                             International, 6.50%        6.500%      03/15/2008   $  935        $1,683      $2,618
       190            640       830          Service Corp.
                                             International, 6.875%       6.875%      10/01/2007   $  165        $  557      $  722

                                          TOTAL FOR INDUSTRY:
                                          CONSUMER SERVICES                                       $1,100        $2,588      $3,688

                                          DRUGS
       135            350       485          Alaris Medical Systems,
                                             Inc., 11.625%              11.625%      12/01/2006   $  146        $  378      $  524
         0            800       800          Watson Pharmaceuticals,
                                             Inc.                        7.125%      5/15/08      $    0        $  769      $  769

                                          TOTAL FOR INDUSTRY:
                                          DRUGS                                                   $  146        $1,147      $1,293


                                          ELECTRONICS
         0            600       600          Xerox Corp. (Ba1)           5.250%      12/15/03     $    0        $  551      $  551

                                          ENERGY
       200              0       200          Key Energy Services,
                                             Inc., 8.375%                8.375%      03/01/2008   $  202        $    0      $  202
       375              0       375          Nuevo Energy Co.,
                                             9.375%, Ser B               9.375%      10/01/2010   $  347        $    0      $  347
       500              0       500          Pioneer Natural
                                             Resources Co., 9.625%       9.625%      04/01/2010   $  548        $    0      $  548
       260              0       260          Pogo Producing Co.,
                                             8.25%, Ser B                8.250%      04/15/2011   $  264        $    0      $  264
       400              0       400          Swift Energy Co.,
                                             10.25%, 8-1-2009           10.250%      08/01/2009   $  404        $    0      $  404

                                          TOTAL FOR INDUSTRY:
                                          ENERGY                                                  $1,765        $    0      $1,765

                                          ENERGY & SERVICES
         0            200       200          Belco Oil & Gas
                                             Corp. (Ba3)                 8.875%      9/15/07      $    0        $  206      $  206
         0            125       125          Clark Refining &
                                             Marketing, Inc.             8.625%      8/15/08      $    0        $  108      $  108
         0             75        75          Cross Timbers Oil
                                             Co. (Ba3)                   8.750%      11/1/09      $    0        $   78      $   78
       370          1,100     1,470          Enron Corp., 6.95%,
                                             7-15-2028                               07/15/2028   $   72        $  215      $  287

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
       0          1,300      1,300        Newpark Resources,
                                          Inc.                         8.625%         12/15/07     $  0      $1,206      $1,206
       0            553        553        Nuevo Energy
                                          Co. (B2)                     9.500%         6/1/08       $  0      $  516      $  516
       0            242        242        Peabody Energy
                                          Corp. (B1)                   9.625%         5/15/08      $  0      $  260      $  260
       0            650        650        Pioneer Natural
                                          Resources Co. (Ba1)          7.200%         1/15/28      $  0      $  576      $  576
     250          1,500      1,750        Pioneer Natural
                                          Resources Co., 6.50%         6.500%         01/15/2008   $232      $1,391      $1,623
       0            550        550        Plains Resources, Inc.      10.250%         3/15/06      $  0      $  556      $  556
       0            850        850        Pogo Producing Co. (B1)     10.375%         2/15/09      $  0      $  918      $  918
       0            150        150        R&B Falcon Corp. (Baa3)      6.500%         4/15/03      $  0      $  155      $  155
       0            100        100        R&B Falcon Corp. (Baa3)      7.375%         4/15/18      $  0      $   95      $   95
     150            300        450        Snyder Oil Corp., 8.75%,
                                          6-15-2007                    8.750%         06/15/2007   $157      $  314      $  471
       0            925        925        Tesoro Petroleum
                                          Corp. (B1)                   9.000%         7/1/08       $  0      $  932      $  932
     100            400        500        Tesoro Petroleum
                                          Corp., 9.625%                9.625%         11/01/2008   $104      $  415      $  519
       0            400        400        Varco International,
                                          Inc.                         7.500%         2/15/08      $  0      $  413      $  413
       0            100        100        Vintage Petroleum, Inc.      9.000%         12/15/05     $  0      $  103      $  103
       0            125        125        Vintage Petroleum, Inc.      9.750%         6/30/09      $  0      $  132      $  132

                                       TOTAL FOR INDUSTRY:
                                       ENERGY & SERVICES                                           $565      $8,589      $9,154

                                       FINANCE
     560              0        560        Xerox Credit Corp.,
                                          6.10%, 12-16-2003            6.100%         12/16/2003   $500      $    0      $  500

                                       FINANCIAL SERVICES
       0            100        100        Trizec Finance
                                          Ltd. (Baa3)                 10.875%         10/15/05     $  0      $  102      $  102
       0            990        990        Xerox Credit Corp. ()        6.100%         12/16/03     $  0      $  825      $  825

                                       TOTAL FOR INDUSTRY:
                                       FINANCIAL SERVICES                                          $  0      $  927      $  927

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                       FOREIGN CORPORATIONS
      255          510           765      Acetex Corp.,
                                          10.875%, 8-1-2009         10.875%      08/01/2009     $  255        $   510      $   765
      375          800         1,175      Asia Global Crossing
                                          Ltd., 13.375%             13.375%      10/15/2010     $  131        $   280      $   411
      300          600           900      British Sky
                                          Broadcasting Group plc     8.200%      07/15/2009     $  309        $   617      $   926
      500          650         1,150      Callahan Nordrhein-
                                          Westfalen, 14.00%         14.000%      07/15/2010     $  330        $   429      $   759
      500          650         1,150      eKabel Hessen GMBH,
                                          14.50%                    14.500%      09/01/2010     $  235        $   306      $   541
        0          600           600      Flowserve Finance
                                          B.V. (B3)                 12.250%      8/15/10        $    0        $   598      $   598
        0          900           900      Inco Ltd. (Baa3)           9.600%      6/15/22        $    0        $   903      $   903
        0          585           585      Kappa Beheer B.V.
                                          (B2)                      10.625%      7/15/09        $    0        $   568      $   568
       20           50            70      Koninklijke (Royal)
                                          KPN N.V., 8.00%            8.000%      10/01/2010     $   20        $    51      $    71
        0          780           780      KPNQwest N.V.
                                          (Ba1)                      7.125%      6/1/09         $    0        $   427      $   427
      600        2,005         2,605      KPNQwest N.V.,
                                          8.125%, 6-1-2009           8.125%      06/01/2009     $  390        $ 1,303      $ 1,693
      175          660           835      Nortel Networks
                                          Corp., 6.875%,             6.875%      09/01/2023     $  122        $   460      $   582
        0          700           700      Ono Finance PLC
                                          (Caa1)                    13.000%      5/1/09         $    0        $   531      $   531
        0          100           100      Placer Dome, Inc.          7.125%      6/15/07        $    0        $   100      $   100
      435        1,010         1,445      Quebecor Media,
                                          Inc., 11.125%             11.125%      07/15/2011     $  464        $ 1,078      $ 1,542
        0        1,350         1,350      Rogers Cablesystems,
                                          Ltd.                      10.000%      12/1/07        $    0        $ 1,458      $ 1,458
        0          275           275      Rogers Cantel, Inc.        9.750%      6/1/16         $    0        $   272      $   272
      250          350           600      Rogers Cantel, Inc.,
                                          9.375%                     9.375%      06/01/2008     $  258        $   361      $   619
        0          750           750      Teekay Shipping
                                          Corp. (Ba1)                8.320%      2/1/08         $    0        $   773      $   773
       50          150           200      Teekay Shipping
                                          Corp., 8.875%              8.875%      07/15/2011     $   51        $   154      $   205
        0        1,365         1,365      Telewest Communications
                                          PLC (Aa1)                 11.000%      10/1/07        $    0        $   983      $   983
      280          760         1,040      Telewest Communications
                                          plc, 9.625%                9.625%      10/01/2006     $  192        $   521      $   713
        0          250           250      Tembec Industries,
                                          Inc.                       8.625%      6/30/09        $    0        $   260      $   260
      320          555           875      Tembec Industries,
                                          Inc., 8.50%                8.500%      02/01/2011     $  331        $   574      $   905
        0          670           670      United Pan-Europe
                                          Communications N.V.       10.875%      11/1/07        $    0        $   101      $   101

                                       TOTAL FOR INDUSTRY:
                                       FOREIGN CORPORATIONS                                     $3,088        $13,618      $16,706

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                      FOREIGN GOVERNMENTS
       0            965         965      France BTAN 4.50%
                                         (AAA S&P)                    4.500%    7/12/03        $    0          $  872        $  872
       0            170         170      France BTAN 4.75%
                                         (AAA S&P)                    4.750%    3/12/02        $    0          $  152        $  152
     500          1,400       1,900      Netherlands Government,
                                         5.75%                        5.750%    09/15/2002     $  452          $1,267        $1,719
       0            250         250      Republic of Brazil
                                         (B1)                        12.750%    1/15/20        $    0          $  221        $  221
       0            250         250      Republic of Colombia
                                         (Ba2)                        8.375%    2/15/27        $    0          $  180        $  180
       0            290         290      Republic of Ecuador
                                         (Caa2)                       4.000%    8/15/30        $    0          $  136        $  136
       0             17          17      Republic of Ecuador
                                         (Caa2)                      12.000%    11/15/12       $    0          $   13        $   13
       0            600         600      Russian Federation
                                         (Ba1)                       11.000%    7/24/18        $    0          $  576        $  576

                                      TOTAL FOR INDUSTRY:
                                      FOREIGN GOVERNMENTS                                      $  452          $3,417        $3,869

                                      FOREST & PAPER PRODUCTS
       0            500         500      Boise Cascade Corp.
                                         (Baa3)                       7.350%    2/1/16         $    0          $  448        $  448
     125            325         450      Domtar, Inc., 7.875%,
                                         10-15-2011                   7.875%    10/15/2011     $  130          $  338        $  468
       0            825         825      Georgia-Pacific Corp.
                                         (Baa3)                       9.875%    11/1/21        $    0          $  859        $  859
     310            635         945      Louisiana-Pacific Corp.,
                                         8.50%                        8.500%    08/15/2005     $  303          $  622        $  925
       0            880         880      Pactiv Corp. (Baa3)          8.125%    6/15/17        $    0          $  934        $  934
     345            765       1,110      Potlatch Corp., 10.00%,
                                         7-15-2011                   10.000%    07/15/2011     $  359          $  796        $1,155
     320          1,030       1,350      Potlatch Corp., 9.425%,
                                         12-1-2009                    9.425%    12/01/2009     $  354          $1,139        $1,493
       0            125         125      Stone Container Corp.
                                         (B2)                        12.580%    8/1/16         $    0          $  133        $  133
     750          1,800       2,550      Stone Container Corp.,
                                         9.75%                        9.750%    02/01/2011     $  797          $1,913        $2,710

                                      TOTAL FOR INDUSTRY:
                                      FOREST & PAPER PRODUCTS                                  $1,943          $7,182        $9,125

                                      HEALTH CARE
     250              0         250      AdvancePCS, 8.50%,
                                         4-1-2008                     8.500%    04/01/2008     $  260          $    0        $  260

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                          HEALTH SERVICES
        0            530           530       Columbia/HCA
                                             Healthcare Corp.           7.500%  11/15/95        $    0       $   481       $   481
        0          1,275         1,275       Columbia/HCA
                                             Healthcare Corp.           6.910%  6/15/05         $    0       $ 1,312       $ 1,312
        0            150           150       Columbia/HCA
                                             Healthcare Corp.           9.000%  12/15/14        $    0       $   170       $   170
      880            430         1,310       HCA, Inc.,
                                             7.125%, 6-1-2006           7.125%  06/01/2006      $  883       $   432       $ 1,315
        0            530           530       HEALTH SOUTH
                                             Corp. (Ba1)                6.875%  6/15/05         $    0       $   526       $   526
        0            460           460       HEALTH SOUTH
                                             Corp. (Ba1)                7.000%  6/15/08         $    0       $   449       $   449
        0            345           345       HEALTH SOUTH
                                             Corp. (Ba2)                3.250%  4/1/03          $    0       $   328       $   328
    1,000            250         1,250       HealthSouth Corp.,
                                             10.75%, 10-1-2008         10.750%  10/01/2008      $1,100       $   275       $ 1,375
      820          1,600         2,420       IASIS Healthcare
                                             Corp., 13.00%             13.000%  10/15/2009      $  886       $ 1,728       $ 2,614
      405          1,250         1,655       Magellan Health
                                             Services, Inc., 9.00%      9.000%  02/15/2008      $  360       $ 1,113       $ 1,473
      130            260           390       Magellan Health
                                             Services, Inc., 9.375%     9.375%  11/15/2007      $  132       $   264       $   396
        0            500           500       Manor Care, Inc.           8.000%  3/1/08          $    0       $   518       $   518
        0          1,400         1,400       Manor Care, Inc.           7.500%  6/15/06         $    0       $ 1,421       $ 1,421
      320            660           980       Select Medical
                                             Corp., 9.50%               9.500%  06/15/2009      $  318       $   657       $   975
      250            600           850       Triad Hospitals
                                             Holdings, Inc., 11.00%    11.000%  05/15/2009      $  274       $   657       $   931
      100            500           600       Triad Hospitals,
                                             Inc., 8.75%                8.750%  05/01/2009      $  104       $   521       $   625
       70            170           240       Vanguard Health
                                             Systems, Inc., 9.75%       9.750%  08/01/2011      $   74       $   179       $   253

                                          TOTAL FOR INDUSTRY:
                                          HEALTH SERVICES                                       $4,131       $11,031       $15,162

                                          HOTELS & GAMING
        0            200           200       MGM Mirage, Inc.           6.875%  2/6/08          $    0       $   193       $   193
        0             50            50       Starwood Hotels &
                                             Resorts Worldwide          6.750%  11/15/05        $    0       $    49       $    49

                                          TOTAL FOR INDUSTRY:
                                          HOTELS & GAMING                                       $    0       $   242       $   242

                                          INSURANCE
        0          1,800         1,800       Aetna, Inc.                7.875%  3/1/11          $    0       $ 1,773       $ 1,773

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------


                                      MACHINERY
    100            215           315     Briggs & Stratton Corp.,
                                         8.875%                      8.875%    03/15/2011    $    104     $    225     $    329
      0            955           955     Grove Holdings LLC
                                         (BB Fitch)                            5/1/09        $      0     $      0     $      0
    150            550           700     Terex Corp., 10.375%,
                                         Ser B 4-1-2011             10.375%    04/01/2011    $    156     $    572     $    728

                                      TOTAL FOR INDUSTRY: MACHINERY                          $    260     $    797     $  1,057

                                      MEDIA & ENTERTAINMENT
      0          1,525         1,525     Adelphia Communications
                                         Corp.                      10.250%    6/15/11       $      0     $  1,521     $  1,521
      0            400           400     Adelphia Communications
                                         Corp.                       8.875%    1/15/07       $      0     $    374     $    374
    250            650           900     Adelphia Communications
                                         Corp., 10.25%              10.250%    11/01/2006    $    255     $    663     $    918
    280            620           900     American Greetings
                                         Corp., 11.75%              11.750%    07/15/2008    $    288     $    639     $    927
    150            330           480     American Greetings
                                         Corp., 6.10%                6.100%    08/01/2028    $    127     $    279     $    406
    300            670           970     AT&T Corp. - Liberty
                                         Media Corp.                 8.250%    02/01/2030    $    284     $    634     $    918
    400            870         1,270     Charter Communications
                                         Holdings                   10.000%    05/15/2011    $    407     $    885     $  1,292
    630          1,175         1,805     Charter Communications
                                         Holdings                    8.625%    04/01/2009    $    606     $  1,131     $  1,737
      0            900           900     Charter Communications
                                         Holdings LLC               11.125%    1/15/11       $      0     $    954     $    954
      0          1,000         1,000     CSC Holdings, Inc.          7.625%    4/1/11        $      0     $  1,001     $  1,001
      0            150           150     Fox Family Worldwide, Inc.  9.250%    11/1/07       $      0     $    161     $    161
    675            835         1,510     Fox Family Worldwide,
                                         Inc., 9.78%                           11/01/2007    $    674     $    834     $  1,508
    130            850           980     Fox Sports Networks LLC,
                                         8.20%                                 08/15/2007    $    129     $    846     $    975
      0          1,200         1,200     Hollinger International
                                         Publishing,                 9.250%    2/1/06        $      0     $  1,190     $  1,190
    400            300           700     K-III Communications
                                         Corp., 8.50%                8.500%    02/01/2006    $    362     $    272     $    634
    220            830         1,050     Liberty Media Group,
                                         Inc., 7.75%                 7.750%    07/15/2009    $    224     $    845     $  1,069
  1,640          4,195         5,835     Marconi Corp. plc, 8.375%,
                                         9-15-2030                   8.375%    09/15/2030    $    754     $  1,928     $  2,682
      0            600           600     Park Place Entertainment
                                         Corp. (Ba1)                 7.875%    12/15/05      $      0     $    598     $    598

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------


    150            200           350     Park Place Entertainment
                                         Corp., 9.375%               9.375%  02/15/2007      $    157     $    209     $    366
      0            350           350     PRIMEDIA, Inc.              7.625%  4/1/08          $      0     $    303     $    303
      0            250           250     PRIMEDIA, Inc.              10.250%  6/1/04         $      0     $    236     $    236
      0            225           225     World Color Press, Inc.     7.750%  2/15/09         $      0     $    221     $    221

                                      TOTAL FOR INDUSTRY:
                                      MEDIA & ENTERTAINMENT                                  $  4,267     $ 15,724     $ 19,991

                                      MEDICAL INSTRUMENTS &
                                      SUPPLIES
      0            390           390     Apogent Technologies, Inc.  8.000%  4/1/11          $      0     $    410     $    410
      0            350           350     Omnicare, Inc.              8.125%  3/15/11         $      0     $    362     $    362
    225            500           725     Owens & Minor, Inc., 8.50%,
                                         7-15-2011                   8.500%  07/15/2011      $    234     $    520     $    754
    280            740         1,020     United Surgical Partners
                                         International              10.000%  12/15/2011      $    276     $    729     $  1,005

                                      TOTAL FOR INDUSTRY: MEDICAL
                                      INSTRUMENTS & SUPPLIES                                 $    510     $  2,021     $  2,531

                                      REAL ESTATE
      0            325           325     HMH Properties, Inc.        8.450%  12/1/08         $      0     $    309     $    309
    205            525           730     Stewart Enterprises,
                                         Inc., 10.75%               10.750%  07/01/2008      $    223     $    572     $    795

                                      TOTAL FOR INDUSTRY:
                                      REAL ESTATE                                            $    223     $    881     $  1,104

                                      SERVICES
    450              0           450     Adelphia Communications
                                         Corp.                      10.875%  10/01/2010      $    460     $      0     $    460
  3,033              0         3,033     Australis Media Ltd.,
                                         15.75%, Disc Nt                     05/15/2003      $      0     $      0     $      0
    800              0           800     Insight Communications Co.,
                                         Inc.                                02/15/2011      $    472     $      0     $    472
    500              0           500     Penn National Gaming,
                                         Inc., 11.125%              11.125%  03/01/2008      $    528     $      0     $    528

                                      TOTAL FOR INDUSTRY: SERVICES                           $  1,460     $      0     $  1,460

                                      SOFTWARE & SERVICES
    140            940         1,080     Time Warner Telecom
                                         LLC, 9.75%                 9.750%  07/15/2008       $    112     $    754     $    866

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TECHNOLOGY
    125              0           125     Charter Communications
                                         Holdings                     13.500%  01/15/2011       $     82     $      0     $     82
    275              0           275     CSC Holdings, Inc.,
                                         7.625% Ser B                  7.625%  04/01/2011       $    275     $      0     $    275
    500              0           500     Echostar Broadband Corp.,
                                         10.375%                      10.375%  10/01/2007       $    524     $      0     $    524
    400              0           400     International Cabletel,
                                         Inc.                         11.500%  02/01/2006       $    140     $      0     $    140
    200              0           200     Level 3 Communications,
                                         Inc., 14.84%                          03/15/2010       $     46     $      0     $     46
    750              0           750     Nextlink Communications,
                                         Inc., 10.50%                          12/01/2009       $     86     $      0     $     86
    600              0           600     Nextlink Communications,
                                         Inc., 12.125%                         12/01/2009       $     45     $      0     $     45
    230              0           230     NTL Communications
                                         Corp., 11.875%               11.875%  10/01/2010       $     80     $      0     $     80
  1,050              0         1,050     NTL Communications
                                         Corp., 13.91%                         10/01/2008       $    262     $      0     $    262
    550              0           550     PSINet, Inc., 11.00%,
                                         8-1-2009                              08/01/2009       $     41     $      0     $     41
    540              0           540     Telewest Communications
                                         plc, 11.00%                  11.000%  10/01/2007       $    389     $      0     $    389
    650              0           650     United International
                                         Holdings, Inc.               11.950%  02/15/2008       $    188     $      0     $    188
    150              0           150     United Pan-Europe
                                         Communications N.V.          10.875%  08/01/2009       $     20     $      0     $     20
      0              0             0     Voicestream Wireless
                                         Corp., 10.375%               10.375%  11/15/2009       $      1     $      0     $      1
  1,000              0         1,000     Williams Communications
                                         Group, Inc.                  11.875%  08/01/2010       $    410     $      0     $    410

                                      TOTAL FOR INDUSTRY:  TECHNOLOGY                           $  2,589     $      0     $  2,589

                                      TRANSPORTATION
    400          1,080         1,480     Delta Air Lines, Inc.,
                                         8.30%, 12-15-2029             8.300%  12/15/2029       $    321     $    868     $  1,189
    158            475           633     Delta Air Lines, Inc.,
                                         9.00%, 5-15-2016              9.000%  05/15/2016       $    130     $    391     $    521
      0            350           350     Newport News Shipbuilding,
                                         Inc.                          8.625%  12/1/06          $      0     $    367     $    367
      0            300           300     Newport News Shipbuilding,
                                         Inc.                          9.250%  12/1/06          $      0     $    314     $    314
      0            800           800     United Air Lines, Inc.       10.670%  5/1/04           $      0     $    603     $    603
      0            100           100     United Air Lines, Inc.        9.125%  1/15/12          $      0     $     72     $     72

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------


    880          1,065         1,945     United Air Lines,
                                         Inc., 9.75%                 9.750%    08/15/2021     $    543     $    657     $  1,200

                                      TOTAL FOR INDUSTRY:
                                      TRANSPORTATION                                          $    994     $  3,272     $  4,266

                                      UTILITIES
      0            100           100     AES Corp. (The) (Ba2)     10.250%     7/15/06        $      0     $     88     $     88
    135            865         1,000     AES Corp., 9.375%,
                                         9-15-2010                  9.375%     09/15/2010     $    122     $    779     $    901
    200            175           375     AES Corp., 9.50%,
                                         6-1-2009                   9.500%     06/01/2009     $    182     $    159     $    341
      0          2,800         2,800     Allied Waste North
                                         American 144A              8.500%     12/1/08        $      0     $  2,828     $  2,828
  1,000              0         1,000     Azurix Corp., 10.75%,
                                         Ser B 2-15-2010           10.750%     02/15/2010     $    700     $      0     $    700
      0            450           450     Browning-Ferris
                                         Industries, Inc.           6.375%     1/15/08        $      0     $    393     $    393
    450          1,055         1,505     Browning-Ferris
                                         Industries, Inc., 7.40%    7.400%     09/15/2035     $    354     $    830     $  1,184
    185            550           735     Calpine Corp., 4.00%,
                                         Conv. 12-26-2006           4.000%     12/26/2006     $    214     $    636     $    850
    215          1,020         1,235     Calpine Corp., 8.50%,
                                         2-15-2011                  8.500%     02/15/2011     $    196     $    928     $  1,124
    200              0           200     Calpine Corp., 8.625%,
                                         8-15-2010                  8.625%     08/15/2010     $    182     $      0     $    182
      0            120           120     CMS Energy Corp.           8.500%     4/15/11        $      0     $    120     $    120
      0            330           330     CMS Energy Corp.           6.750%     1/15/04        $      0     $    324     $    324
      0            250           250     CMS Energy Corp.           7.625%     11/15/04       $      0     $    249     $    249
    165            100           265     CMS Energy Corp., 7.50%,
                                         1-15-2009                  7.500%     01/15/2009     $    162     $     98     $    260
      0            500           500     Cogentrix Energy, Inc.     8.750%     10/15/08       $      0     $    494     $    494
    255            590           845     Commonwealth Edison Co.,
                                         8.625%                     8.625%     02/01/2022     $    259     $    599     $    858
      0            125           125     El Paso Electric Co.
                                         (Ba3)                      9.400%      5/1/11        $      0     $    136     $    136
    500          1,500         2,000     IPC Acquisition Corp.,
                                         11.50%                    11.500%     12/15/2009     $    500     $  1,500     $  2,000
    440            145           585     Kansas Gas & Electric
                                         Co., 7.60%                 7.600%     12/15/2003     $    449     $    148     $    597
  1,110          2,130         3,240     Mission Energy Holding
                                         Co., 13.50%               13.500%     07/15/2008     $  1,210     $  2,322     $  3,532
    560          1,140         1,700     Sierra Pacific Power
                                         Co., 8.00%                 8.000%     06/01/2008     $    597     $  1,215     $  1,812
      0            250           250     Waste Management, Inc.     6.875%     5/15/09        $      0     $    252     $    252
      0            710           710     Waste Management, Inc.     7.375%     8/1/10         $      0     $    726     $    726
      0          1,000         1,000     Western Resources, Inc.    7.650%     4/15/23        $      0     $    748     $    748

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD HIGH YIELD HLS FUND                                 ACQUIRED FUND : FORTIS SERIES FNDS - HIGH YIELD SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)   (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------



                                      TOTAL FOR INDUSTRY:
                                      UTILITIES                                              $  5,127     $ 15,572     $ 20,699

                                      TOTAL FOR SEGMENT:
                                      CORPORATE BONDS                                        $ 45,313     $140,421     $185,734

                                      S-T INVESTMENTS

                                      FINANCE
  2,950              0         2,950     Repurchase Agreement
                                         1.6353%                    1.635%     01/02/2002    $  2,950     $      0     $  2,950
      1              0             1     U.S. Bank N.A. Money
                                         Market Variable                                     $      1     $      0     $      1

                                      TOTAL FOR INDUSTRY: FINANCE                            $  2,951     $      0     $  2,951

                                      REPURCHASE AGREEMENT

      0         15,203        15,203     Joint Repurchase Agreement 1.635%     1/2/02        $      0     $ 15,203     $ 15,203


                                      TOTAL FOR SEGMENT:
                                      S-T INVESTMENTS                                        $  2,951     $ 15,203     $ 18,154

                                      TOTAL FOR FUND: HARTFORD
                                      HIGH YIELD HLS FUND                                    $ 48,380     $156,612     $204,992

(1) MANAGEMENT DOES NOT ANTICIPATE HAVING TO SELL ANY SECURITIES AS A RESULT OF THE MERGER.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)
FORTIS MONEY MARKET SERIES (ACQUIRED)
HARTFORD MONEY MARKET HLS FUND (ACQUIRING)
(000's Omitted)

                                                                   FORTIS          HARTFORD
                                                                  ACQUIRED        ACQUIRING
                                                                    FUND             FUND
                                                                  12/31/01         12/31/01         PROFORMA            PROFORMA
                                                                (HISTORICAL)     (HISTORICAL)     ADJUSTMENTS           COMBINED
                                                                ------------     ------------     -----------         ------------
ASSETS
     Investments , at value                                         $142,400       $2,023,543               0           $2,165,943
     Cash, receivables and other assets                                    1            6,838               0                6,839
     Receivables:
       Interest and dividends                                            134                0               0                  134
       Subscriptions of capital stock                                      0                0               0                    0
                                                                ------------     ------------     -----------         ------------
TOTAL ASSETS                                                         142,535        2,030,381               0            2,172,916
                                                                ------------     ------------     -----------         ------------
LIABILITIES
     Payable for investment securities purchased                           0                0               0                    0
     Redemptions of capital stock                                          0            7,710               0                7,710
     Payable for distribution fees                                         0                0               0                    0
     Accounts payable and accrued expenses                                55            3,022               0                3,077
                                                                ------------     ------------     -----------         ------------
TOTAL LIABILITIES                                                         55           10,732               0               10,787
                                                                ------------     ------------     -----------         ------------
NET ASSETS
     Net proceeds of capital stock, par value$.01 per share          137,796        2,019,649               0            2,157,445
     Unrealized appreciation (depreciation) of investments
         in securities                                                     0                0               0                    0
     Undistributed net investment income                               4,684                0               0                4,684
     Accumulated net realized gain from sale of investments                0                0               0                    0
                                                                ------------     ------------     -----------         ------------
TOTAL NET ASSETS                                                    $142,480       $2,019,649               0           $2,162,129
                                                                ============     ============     ===========         ============
                                                                                                            0

OUTSTANDING SHARES                    CLASS A                     12,688,372    1,867,520,000     129,791,628 (a)    2,010,000,000
                                      CLASS IB                             0      152,129,000               0 (a)      152,129,000
                                                                  12,688,372    2,019,649,000     129,791,628        2,162,129,000


NET ASSET VALUE                       CLASS A                         $11.23            $1.00     11.22918535                $1.00
                                      CLASS IB                         $0.00            $1.00      0.00000000                $1.00

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001 (Unaudited)
FORTIS MONEY MARKET SERIES (ACQUIRED)
HARTFORD MONEY MARKET HLS FUND (ACQUIRING)
(000's Omitted)

                                                                       FORTIS        HARTFORD
                                                                      ACQUIRED       ACQUIRING
                                                                        FUND            FUND
                                                                      12/31/01        12/31/01      PROFORMA            PROFORMA
                                                                    (HISTORICAL)    (HISTORICAL)   ADJUSTMENTS          COMBINED
                                                                    ------------    ------------   -----------         ----------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                      $5,117         $68,445             0            $73,562
     Dividend Income                                                           0               0             0                  0
     Fee income                                                                0               0             0                  0
                                                                    ------------    ------------   -----------         ----------
  Total Income                                                             5,117          68,445             0             73,562
                                                                    ------------    ------------   -----------         ----------
  Expenses:
     Investment advisory and management fees                                 381           4,213           (63) (A)         4,531
     Administrative services fees                                              0           3,370           254  (a)         3,624
     Accounting services                                                       0             337            26  (a)           363
     Shareholders' notices and reports                                        16              81           (10) (a)            87
     Legal and auditing fees                                                  15              18           (15) (a)            18
     Custodian fees, gross                                                     7              36            (7) (a)            36
     Custodian fees, expense offset                                            0             (33)            0                (33)
     Directors' fees and expenses                                             12               6           (12) (a)             6
     Distribution fees - Class IB                                              0             253             0                253
     Other                                                                     1              24            (1) (a)            24
                                                                    ------------    ------------   -----------         ----------
  Total expenses (before reimbursements and waivers)                         432           8,305           172              8,909
     Distribution fees - Class IB waived                                       0             (71)            0                (71)
                                                                    ------------    ------------   -----------         ----------
  Total expenses, net                                                        432           8,234           172              8,838
                                                                    ------------    ------------   -----------         ----------
NET INVESTMENT INCOME (LOSS)                                               4,685          60,211          (172)            64,724
                                                                    ------------    ------------   -----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from investments                                           0              21             0                 21
  Net change in unrealized appreciation (depreciation) of
     investments                                                               0               0             0                  0
                                                                    ------------    ------------   -----------         ----------
NET GAIN ON INVESTMENTS                                                        0              21             0                 21
                                                                    ------------    ------------   -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $4,685         $60,232         ($172)           $64,745
                                                                    ============    ============   ===========         ==========

(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND December 31, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Fortis Money Market Series (Acquired Fund) by Hartford Money Market HLS Fund, Inc. (Acquiring Fund) as if such acquisition had taken place as of the close of business on December 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended December 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated December 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on December 31, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund serves as an underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts, as well as, certain qualified retirement plans. The Acquiring Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Both classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Short-term securities held in the Acquiring Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. The use of this method results in a constant net asset value of $1.00 under normal market conditions.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income and expenses are recorded on the accrual basis.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. It is the policy of the Fund to declare a daily dividend from net investment income, including net short-term capital gains and losses. Dividends are distributed monthly.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 10% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: HL Investment Advisors, LLC (HL Advisors), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford) is the investment manager for the Acquiring Fund. As investment manager, HL Advisors has overall investment supervisory responsibility for the Acquiring Fund. HL Advisors has contracted with HIMCO for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HL Advisors, a portion of which may be used to compensate HIMCO. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .250% of all average daily net assets.

Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Acquiring Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of .20% of the Acquiring Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees).

The Acquiring Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Acquiring Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. Although the Distribution Plan provides that the Acquiring Fund may pay annually up to .25% of average daily net assets of Class IB, attributable to Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. The waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Acquiring Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

Allocable expenses incurred by Hartford HLS Mutual Funds (including the Acquiring Fund) are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on the ratio of the net assets of each Hartford HLS Mutual Fund (including the Acquiring Fund) to the combined net assets of the Hartford HLS Mutual Funds (including the Acquiring Fund). Non-allocable expenses are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on specific identification.

For the twelve-month period ended December 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

3.       PRO FORMA ADJUSTMENTS


The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on December 31, 2000. Neither the Acquiring Fund nor the Acquired Fund will bear any of the expenses of the merger.


PROFORMA SCHEDULE OF INVESTMENTS                                                                  AS OF DECEMBER 31, 2001 (UNAUDITED

ACQUIRING FUND : HARTFORD MONEY MARKET HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - MONEY MARKET SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED    ACQUIRING                                                                        ACQUIRED   ACQUIRING
   FUND        FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND        FUND      COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)        SECURITY                        RATE     DATE    (IN '000'S) (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                      CORPORATE BONDS

     0         13,000      13,000        Bank of America Corp.              2.166%   2/11/02     $ 0       $ 13,002     $ 13,002
     0          5,500       5,500        Bank One Corp.                     2.581%   1/7/02      $ 0       $  5,500     $  5,500
     0         16,000      16,000        Cargill, Inc.                      2.570%   1/14/02     $ 0       $ 16,001     $ 16,001
     0         30,000      30,000        Caterpillar Financial
                                         Services, Inc                      2.276%   2/28/02     $ 0       $ 30,009     $ 30,009
     0         24,200      24,200        Chase Manhattan Corp.              2.480%   1/29/02     $ 0       $ 24,210     $ 24,210
     0         19,000      19,000        Citicorp                           2.500%   2/21/02     $ 0       $ 19,010     $ 19,010
     0         20,000      20,000        Deere (John) Capital
                                         Corp.                              2.380%   1/14/02     $ 0       $ 19,999     $ 19,999
     0         24,500      24,500        Fleet National Bank                2.355%   2/1/02      $ 0       $ 24,505     $ 24,505
     0         16,000      16,000        General Motors Acceptance
                                         Corp.                              2.530%   1/15/02     $ 0       $ 16,000     $ 16,000
     0         15,000      15,000        Goldman Sachs Group,
                                         Inc.                               1.943%   3/21/02     $ 0       $ 15,000     $ 15,000
     0         19,500      19,500        Hewlett-Packard Co.                2.556%   10/15/02    $ 0       $ 19,500     $ 19,500
     0         50,000      50,000        Honda Motor Corp.                  2.115%   2/8/02      $ 0       $ 50,000     $ 50,000
     0         27,000      27,000        Merrill Lynch & Co.,
                                         Inc                                2.520%   10/21/02    $ 0       $ 27,048     $ 27,048
     0         11,500      11,500        Merrill Lynch & Co.,
                                         Inc.                               2.360%   1/28/02     $ 0       $ 11,501     $ 11,501
     0         10,000      10,000        Morgan (J.P.) Chase & Co.,
                                         Inc.                               1.920%   1/8/02      $ 0       $  9,996     $  9,996
     0          9,000       9,000        Morgan (J.P.) Chase & Co.,
                                         Inc.                               2.510%   1/28/02     $ 0       $  9,002     $  9,002
     0         30,000      30,000        PNC Bank N.A.                      2.415%   1/24/02     $ 0       $ 30,003     $ 30,003
     0          3,000       3,000        Salomon Smith Barney
                                         Holdings                           2.493%   7/24/02     $ 0       $  3,003     $  3,003
     0         10,000      10,000        Texeco, Inc.                       2.003%   9/9/02      $ 0       $ 10,000     $ 10,000
     0         40,000      40,000        Toyota Motor Credit Corp.          2.430%   10/11/02    $ 0       $ 39,994     $ 39,994
     0         40,000      40,000        Unilever Capital Corp.             2.473%   10/24/02    $ 0       $ 40,046     $ 40,046
     0          9,000       9,000        Wells Fargo & Co.                  2.430%   4/26/02     $ 0       $  9,005     $  9,005

                                      TOTAL FOR INDUSTRY:                                        $ 0       $442,334     $442,334

                                                                    PAGE 1 OF 6


PROFORMA SCHEDULE OF INVESTMENTS                                                                  AS OF DECEMBER 31, 2001 (UNAUDITED

ACQUIRING FUND : HARTFORD MONEY MARKET HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - MONEY MARKET SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED    ACQUIRING                                                                        ACQUIRED   ACQUIRING
   FUND        FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND        FUND      COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                  RATE     DATE     IN '000'S  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                      TOTAL FOR SEGMENT:  CORPORATE BONDS                       $ 0        $442,334     $ 442,334

                                      S-T INVESTMENTS
     0         50,000      50,000        Abbey National
                                         North America                     2.390%   2/5/02      $ 0        $ 49,885      $ 49,885
     0         35,000      35,000        American Express
                                         Credit Corp.                      2.350%   1/28/02     $ 0        $ 34,828      $ 34,828
     0         36,500      36,500        Anheuser-Busch
                                         Cos., Inc.                        3.680%   4/3/02      $ 0        $ 36,105      $ 36,105
     0         40,000      40,000        Bradford & Bingley
                                         Building PLC                      2.080%   1/28/02     $ 0        $ 39,904      $ 39,904
     0         50,000      50,000        Coca-Cola Co. (The)               1.810%   3/4/02      $ 0        $ 49,844      $ 49,844
     0         50,000      50,000        Federal Home Loan Bank            1.990%   1/30/02     $ 0        $ 49,920      $ 49,920
     0         50,000      50,000        Federal National
                                         Mortgage Association              3.740%   3/22/02     $ 0        $ 49,660      $ 49,660
     0         50,000      50,000        Freddie Mac                       3.670%   3/15/02     $ 0        $ 49,601      $ 49,601
     0         50,000      50,000        Gannett Co., Inc.                 1.970%   1/9/02      $ 0        $ 49,978      $ 49,978
     0         50,000      50,000        General Electric
                                         Capital Corp.                     2.020%   2/6/02      $ 0        $ 49,740      $ 49,740
     0         50,000      50,000        Gillette Co. (The)                2.050%   1/29/02     $ 0        $ 49,835      $ 49,835
     0         15,000      15,000        Goldman Sachs Group, Inc.         1.850%   4/8/02      $ 0        $ 14,925      $ 14,925
     0         35,000      35,000        Heinz (HJ) Finance PLC            2.450%   2/1/02      $ 0        $ 34,926      $ 34,926
     0        250,310     250,310        Joint Repurchase
                                         Agreement                         1.635%   1/2/02      $ 0        $250,310      $250,310
     0         35,000      35,000        KFW International
                                         Finance, Inc                      2.800%   3/7/02      $ 0        $ 34,732      $ 34,732
     0         30,000      30,000        Lehman Brothers
                                         Holdings, Inc                     2.010%   8/21/02     $ 0        $ 29,611      $ 29,611
     0         37,300      37,300        Merck & Co., Inc.                 1.760%   1/14/02     $ 0        $ 37,276      $ 37,276
     0         42,590      42,590        Monsanto Co.                      2.100%   3/28/02     $ 0        $ 42,363      $ 42,363
     0         20,000      20,000        Morgan Stanley
                                         Dean Witter & Co.                 2.030%   1/15/02     $ 0        $ 19,984      $ 19,984
     0         30,000      30,000        Nationwide Building
                                         Society                           1.770%   3/19/02     $ 0        $ 29,886      $ 29,886
     0         50,000      50,000        Nordea North America,
                                         Inc.                              2.010%   2/26/02     $ 0        $ 49,746      $ 49,746
     0         30,000      30,000        Pfizer, Inc."                     2.050%   1/23/02     $ 0        $ 29,962      $ 29,962
     0         40,000      40,000        Procter & Gamble
                                         Co. (The)                         1.980%   3/14/02     $ 0        $ 39,842      $ 39,842


PROFORMA SCHEDULE OF INVESTMENTS                                                               AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD MONEY MARKET HLS FUND                          ACQUIRED FUND : FORTIS SERIES FNDS - MONEY MARKET SERIES

       SHARES PAR (HISTORICAL)                                                                MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                --------------------------------
 ACQUIRED    ACQUIRING                                                                      ACQUIRED        ACQUIRING
   FUND        FUND      COMBINED(1)                                   INTEREST  MATURITY     FUND            FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)               SECURITY              RATE      DATE    (IN '000'S)     (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
      0       10,000      10,000       Procter & Gamble Co. (The)        1.740%    3/27/02     $    0      $    9,959    $    9,959
      0       25,000      25,000       Salomon Smith Barney Holdings     1.770%    1/2/02      $    0      $   24,999    $   24,999
      0       35,000      35,000       SBC Communications, Inc.          1.820%    4/9/02      $    0      $   34,827    $   34,827
      0       40,000      40,000       State Street Corp.                1.770%    1/2/02      $    0      $   39,998    $   39,998
      0       36,000      36,000       Svenska Handelsbanken, Inc.       2.420%    3/6/02      $    0      $   35,805    $   35,805
      0       35,000      35,000       Swedbank                          3.490%    4/29/02     $    0      $   34,600    $   34,600
      0       35,000      35,000       Toronto-Dominion Holdings Corp.   3.650%    4/11/02     $    0      $   34,645    $   34,645
      0       10,000      10,000       Toyota Motor Credit Corp.         2.020%    1/11/02     $    0      $    9,994    $    9,994
      0       30,000      30,000       UBS Finance (Deleware), Inc       1.860%    6/6/02      $    0      $   29,758    $   29,758
      0       50,000      50,000       United Technologies Corp.         2.850%    3/22/02     $    0      $   49,662    $   49,662
      0       50,000      50,000       Verizon Global Funding            2.300%    1/7/02      $    0      $   49,705    $   49,705
      0       25,000      25,000       Walt Disney Co. (The)             3.570%    3/8/02      $    0      $   24,836    $   24,836
      0       50,000      50,000       Washington Post Co.               1.870%    2/13/02     $    0      $   49,845    $   49,845
      0       30,000      30,000       Westpac Capitol Corp.             3.700%    4/5/02      $    0      $   29,710    $   29,710

                                   TOTAL FOR INDUSTRY:                                         $    0      $1,581,206    $1,581,206

                                   CAPITAL GOODS

  2,000            0       2,000       Monsanto                          2.100%    03/28/2002  $1,986      $        0    $    1,986
  3,000            0       3,000       United Technologies Corp.         2.850%    03/22/2002  $2,956      $        0    $    2,956
  1,000            0       1,000       United Technologies Corp.         2.500%    04/22/2002  $  985      $        0    $      985

                                   TOTAL FOR INDUSTRY: CAPITAL GOODS                           $5,927      $        0    $    5,927

                                   CONSUMER CYCLICAL
  4,000            0       4,000       7 Eleven Inc.                     1.750%    01/23/2002  $3,992      $        0    $    3,992
  1,000            0       1,000       Gillette Co.                      2.960%    03/13/2002  $  985      $        0    $      985
  1,500            0       1,500       Hewlett-Packard Co., Floater                10/15/2002  $1,500      $        0    $    1,500
  4,000            0       4,000       Merck & Co.                       1.760%    01/14/2002  $3,994      $        0    $    3,994


PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD MONEY MARKET HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - MONEY MARKET SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED    ACQUIRING                                                                          ACQUIRED   ACQUIRING
   FUND        FUND      COMBINED(1)                                      INTEREST  MATURITY       FUND        FUND      COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)  SECURITY                              RATE     DATE      (IN '000'S) (IN '000'S)  (IN '000'S)
----------------------------------------------------------------------------------------------------------------------------------
  4,000        0           4,000      National Building Society             1.770%  03/19/2002    $ 3,982      $ 0       $ 3,982

                                    TOTAL FOR INDUSTRY:
                                    CONSUMER CYCLICAL                                             $14,453      $ 0       $14,453

                                      CONSUMER STAPLES
  1,500        0           1,500      Anheuser Busch Companies, Inc.        3.560%  05/06/2002    $ 1,458      $ 0       $ 1,458
  1,500        0           1,500      Anheuser Busch Companies, Inc.        3.680%  04/03/2002    $ 1,459      $ 0       $ 1,459
  4,000        0           4,000      Coca Cola Co.                         1.810%  03/04/2002    $ 3,982      $ 0       $ 3,982
  3,000        0           3,000      Gillette Co.                          2.050%  01/26/2002    $ 2,985      $ 0       $ 2,985
  3,000        0           3,000      Heinz Finance D/N, 2.17%, 1-14-2002   2.170%  01/14/2002    $ 2,987      $ 0       $ 2,987
  3,000        0           3,000      Unilever N.V., Floating Rate                  10/24/2002    $ 3,003      $ 0       $ 3,003

                                    TOTAL FOR INDUSTRY: CONSUMER STAPLES                          $15,874      $ 0       $15,874

                                    ENERGY
  3,000        0           3,000      Texaco, Inc. FRN                              09/09/2002    $ 3,000      $ 0       $ 3,000

                                    FINANCE
  1,000        0           1,000      Abbey National North America Corp.    1.920%  02/12/2002    $   996      $ 0       $   996
  3,000        0           3,000      Abbey National North America Corp.    2.390%  02/05/2002    $ 2,975      $ 0       $ 2,975
  1,000        0           1,000      American Express Credit Corp.         2.960%  04/22/2002    $   982      $ 0       $   982
  3,000        0           3,000      American Honda Finance FRN                    10/09/2002    $ 3,000      $ 0       $ 3,000
  3,000        0           3,000      Bank One Corp., FRN                           01/07/2002    $ 3,000      $ 0       $ 3,000
  3,000        0           3,000      Chase Manhattan Corp., FRN                    04/23/2002    $ 3,002      $ 0       $ 3,002
  4,000        0           4,000      Eksportfinans                         2.010%  01/15/2002    $ 3,990      $ 0       $ 3,990
  4,000        0           4,000      Federal Home Loan Bank                1.990%  01/30/2002    $ 3,981      $ 0       $ 3,981
  2,000        0           2,000      Federal National Mortgage Association 1.830%  05/02/2002    $ 1,983      $ 0       $ 1,983
  1,000        0           1,000      FHLMC                                 3.680%  03/28/2002    $   972      $ 0       $   972


PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD MONEY MARKET HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - MONEY MARKET SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                  ----------------------------------
 ACQUIRED    ACQUIRING                                                                            ACQUIRED   ACQUIRING
   FUND        FUND      COMBINED(1)                                       INTEREST   MATURITY      FUND        FUND     COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)  SECURITY                               RATE       DATE     (IN '000'S) (IN '000'S) (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
   1,000       0           1,000       FHLMC                                 3.750%   03/27/2002   $   972     $   0       $   972
   2,000       0           2,000       FHLMC                                 3.670%   03/28/2002   $   972     $   0       $ 1,947
   3,000       0           3,000       Fleet National Bank FRN                        02/01/2002   $ 3,000     $   0       $ 3,000
   1,000       0           1,000       FNMA                                  3.740%   03/22/2002   $   972     $   0       $   972
   3,000       0           3,000       General Electric Capital Corp.        2.020%   02/06/2002   $ 2,985     $   0       $ 2,985
   1,000       0           1,000       General Electric Capital Corp.        2.960%   04/10/2002   $   983     $   0       $   983
   1,000       0           1,000       Goldman Sachs Group Inc.              1.850%   04/08/2002   $   992     $   0       $   992
   3,000       0           3,000       Goldman Sachs Group, Inc. FRN         3.741%   08/21/2002   $ 3,003     $   0       $ 3,003
   3,000       0           3,000       KFW International Finance, Inc.       3.680%   04/05/2002   $ 2,918     $   0       $ 2,918
   2,000       0           2,000       Lehman Brothers Holdings, Inc.        2.010%   08/21/2002   $ 1,973     $   0       $ 1,973
   2,000       0           2,000       Merrill Lynch & Co., FRN, 10-21-2002           10/21/2002   $ 2,004     $   0       $ 2,004
   4,000       0           4,000       Morgan Stanley Dean Witter & Co.      2.030%   01/15/2002   $ 3,987     $   0       $ 3,987
   1,000       0           1,000       Nordea North America Inc.             2.010%   02/26/2002   $   994     $   0       $   994
   3,000       0           3,000       Nordea North America, Inc.            2.800%   02/28/2002   $ 2,962     $   0       $ 2,962
  10,330       0          10,330       Repurchase Agreement 1.6353%          1.635%   01/02/2002   $10,330     $   0       $10,330
   3,000       0           3,000       Salomon Smith Barney Holdings                  07/24/2002   $ 3,003     $   0       $ 3,003
   4,000       0           4,000       Spintab-SwedMortgage AB               1.900%   03/05/2002   $ 3,981     $   0       $ 3,981
   4,000       0           4,000       State Street Corp.                    1.770%   01/02/2002   $ 3,996     $   0       $ 3,996
   1,000       0           1,000       Svenska Handelsbanken, Inc.           3.350%   03/08/2002   $   983     $   0       $   983
   1,000       0           1,000       Svenska Handelsbanken, Inc.           2.420%   03/06/2002   $   989     $   0       $   989
   3,000       0           3,000       Toronto Dominion Holdings USA, Inc.   3.650%   04/11/2002   $ 2,918     $   0       $ 2,918
   1,000       0           1,000       Toyota Motor Credit Corp.             2.020%   01/11/2002   $   998     $   0       $   998
   3,000       0           3,000       Toyota Motor Credit Corp., Floating
                                       Rate                                           10/11/2002   $ 3,000     $   0       $ 3,000
       1       0               1       U.S. Bank N.A. Money Market Variable                        $     1     $   0       $     1
   3,000       0           3,000       UBS Finance (Delaware) Inc.           1.860%   06/06/2002   $ 2,974     $   0       $ 2,974
   3,000       0           3,000       Westpac Capital Corp.                 3.700%   04/05/2002   $ 2,917     $   0       $ 2,917

                                  TOTAL FOR INDUSTRY:  FINANCE                                     $90,663     $   0       $90,663



PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD MONEY MARKET HLS FUND                             ACQUIRED FUND : FORTIS SERIES FNDS - MONEY MARKET SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                  ----------------------------------
 ACQUIRED    ACQUIRING                                                                            ACQUIRED   ACQUIRING
   FUND        FUND      COMBINED(1)                                       INTEREST   MATURITY      FUND        FUND     COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)  SECURITY                               RATE       DATE     (IN '000'S) (IN '000'S) (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                    SERVICES
  4,000         0         4,000         Gannette Company Inc.            1.970%  01/09/2002     $  3,992    $        0  $    3,992

                                    TECHNOLOGY

  3,000         0         3,000       SBC Communications Inc.            1.820%  04/09/2002     $  2,977    $        0  $    2,977
  2,000         0         2,000       Verizon Global Funding             2.300%  01/14/2002     $  1,988    $        0  $    1,988
  1,000         0         1,000       Verizon Global Funding Corp.       2.500%  04/30/2002     $    985    $        0  $      985
  2,000         0         2,000       Walt Disney Co.                    3.570%  03/08/2002     $  1,955    $        0  $    1,955

                                    TOTAL FOR INDUSTRY:  TECHNOLOGY                             $  7,905    $        0  $    7,905

                                    TOTAL FOR SEGMENT:  S-T INVESTMENTS                         $141,814    $1,581,206  $1,723,020

                                    TOTAL FOR FUND:  HARTFORD MONEY MARKET HLS FUND             $141,814    $2,023,540  $2,165,354

(1) MANAGEMENT DOES NOT ANTICIPATE HAVING TO SELL ANY SECURITIES AS A RESULT OF THE MERGER.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001 (Unaudited)
FORTIS S & P 500 INDEX SERIES (ACQUIRED)                                 FORTIS           HARTFORD
HARTFORD INDEX HLS FUND (ACQUIRING)                                     ACQUIRED          ACQUIRING
(000's Omitted)                                                           FUND              FUND
                                                                        12/31/01          12/31/01     PROFORMA         PROFORMA
                                                                      (HISTORICAL)      (HISTORICAL)  ADJUSTMENTS       COMBINED
                                                                      ------------      ------------  -----------     ------------
ASSETS
     Investments, at value .......................................... $    321,032      $  2,020,877            0     $  2,341,909
     Cash, receivables and other assets .............................          344             2,337            0            2,681
     Collateral for securities lending transactions .................            0            49,640            0           49,640
                                                                      ------------      ------------   ----------     ------------
TOTAL ASSETS ........................................................      321,376         2,072,854            0        2,394,230
                                                                      ------------      ------------   ----------     ------------
LIABILITIES
     Payable upon return of securities loaned .......................            0            49,640            0           49,640
     Payable for investment securities purchased ....................          186               196            0              382
     Redemptions of capital stock ...................................            0               485            0              485
     Accounts payable and accrued expenses ..........................          163               116            0              279
                                                                      ------------      ------------   ----------     ------------
TOTAL LIABILITIES ...................................................          349            50,437            0           50,786
                                                                      ------------      ------------   ----------     ------------
NET ASSETS
     Net proceeds of capital stock, par value $.01 per share ........      311,225         1,666,739            0        1,977,964
     Unrealized appreciation (depreciation) of investments in
         securities and futures contracts ...........................          599           286,220            0          286,819
     Undistributed net investment income (loss) .....................        3,085             1,287            0            4,372
     Accumulated net realized gain (loss) from sale of investments ..        6,118            68,171            0           74,289
                                                                      ------------      ------------   ----------     ------------
TOTAL NET ASSETS .................................................... $    321,027      $  2,022,417            0     $  2,343,444
                                                                      ============      ============   ==========     ============
                                                                                                                                 0
OUTSTANDING SHARES CLASS A ..........................................   18,855,024       621,223,000   82,096,435(a)   722,174,459
                   CLASS IB .........................................            0        14,504,000            0(a)    14,504,000
                                                                        18,855,024       635,727,000   82,096,435      736,678,459



NET ASSET VALUE  CLASS A ............................................ $      17.03      $       3.18   5.35408805     $       3.18
                 CLASS IB ........................................... $       0.00      $       3.18   0.00000000     $       3.18

(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001 (Unaudited)
FORTIS S & P 500 INDEX SERIES (ACQUIRED)
HARTFORD INDEX HLS FUND (ACQUIRING)
(000's Omitted)

                                                                     FORTIS         HARTFORD
                                                                    ACQUIRED       ACQUIRING
                                                                      FUND            FUND
                                                                    12/31/01        12/31/01         PROFORMA         PROFORMA
                                                                  (HISTORICAL)    (HISTORICAL)     ADJUSTMENTS        COMBINED
                                                                  ------------    ------------     -----------       ----------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                      $118            $533               0             $651
     Dividend Income                                                     4,481          27,914               0           32,395
     Fee income                                                             25             179               0              204
                                                                  ------------    ------------     -----------       ----------
  Total Income                                                           4,624          28,626               0           33,250
                                                                  ------------    ------------     -----------       ----------
  Expenses:
     Investment advisory and management fees                             1,376           4,272            (688)(a)        4,960
     Administrative services fees                                            0           4,272             688 (a)        4,960
     Accounting services                                                     0             428              69 (a)          497
     Shareholders' notices and reports                                      55             130             (34)(a)          151
     Legal and auditing fees                                                26              26             (26)(a)           26
     Custodian fees, gross                                                  32              41             (32)(a)           41
     Custodian fees, expense offset                                          0              (4)              0               (4)
     Directors' fees and expenses                                           25               9             (25)(a)            9
     Distribution fees - Class IB                                            0              78               0               78
     Other                                                                  21              63             (16)(a)           68
                                                                  ------------    ------------     -----------       ----------
  Total expenses (before reimbursements and waivers)                     1,535           9,315             (64)          10,786
     Distribution fees - Class IB waived                                     0             (22)              0              (22)
                                                                  ------------    ------------     -----------       ----------
  Total expenses, net                                                    1,535           9,293             (64)          10,764
                                                                  ------------    ------------     -----------       ----------
NET INVESTMENT INCOME (LOSS)                                             3,089          19,333              64           22,486
                                                                  ------------    ------------     -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from investments & foreign currency
     transactions & futures                                              6,165          70,275               0           76,440
  Net change in unrealized appreciation (depreciation) of
     investments & futures contracts                                   (57,590)       (391,557)              0         (449,147)
                                                                  ------------    ------------     -----------       ----------
NET GAIN (LOSS) ON INVESTMENTS                                         (51,425)       (321,282)              0         (372,707)
                                                                  ------------    ------------     -----------       ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       ($48,336)      ($301,949)            $64        ($350,221)
                                                                  ============    ============     ===========       ==========

(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND December 31, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Fortis S&P 500 Index Series (Acquired Fund) by Hartford Index HLS Fund, Inc. (Acquiring Fund) as if such acquisition had taken place as of the close of business on December 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended December 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated December 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on December 31, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund serves as an underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts, as well as, certain qualified retirement plans. The Acquiring Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12b-1 plan. Both classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At December 31, 2001, securities were on loan to brokers from the Fund. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: The Acquiring Fund enters into futures contracts to retain its cash balance and yet be exposed to the market, thereby providing the liquidity necessary to accommodate redemptions while at the same time providing shareholders with the investment return of a fully invested portfolio. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. It is the policy of the Fund to pay dividends from net investment income and distribute realized capital gains, if any, at least once a year.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: HL Investment Advisors, LLC (HL Advisors), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford) is the investment manager for the Acquiring Fund. As investment manager, HL Advisors has overall investment supervisory responsibility for the Acquiring Fund. HL Advisors has contracted with HIMCO for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HL Advisors, a portion of which may be used to compensate HIMCO. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .200% of all average daily net assets.

Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Acquiring Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of .20% of the Acquiring Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, accounting, custodian, state taxes and directors' fees).

The Acquiring Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Acquiring Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. Although the Distribution Plan provides that the Acquiring Fund may pay annually up to .25% of average daily net assets of Class IB, attributable to Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. The waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Acquiring Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

Allocable expenses incurred by Hartford HLS Mutual Funds (including the Acquiring Fund) are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on the ratio of the net assets of each Hartford HLS Mutual Fund (including the Acquiring Fund) to the combined net assets of the Hartford HLS Mutual Funds (including the Acquiring Fund). Non-allocable expenses are charged to each Hartford HLS Mutual Fund (including the Acquiring Fund) based on specific identification.

For the twelve-month period ended December 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS


The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on December 31, 2000. Such pro forma financial statements do not reflect the expenses of the merger, which will be assumed by the Acquiring Fund. Such expenses are estimated to be approximately $3,500, or 0.0001% of the pro forma combined net assets as of December 31, 2001.

     PROFORMA SCHEDULE OF INVESTMENTS                                                            AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                  COMMON STOCK
                                      "FOOD, BEVERAGE & TOBACCO"
     27            169           196     Anheuser-Busch Companies,
                                         Inc.                                                $  1,212     $  7,652     $  8,864
     20            127           147     Archer-Daniels-Midland Co.                          $    288     $  1,817     $  2,105
     12             78            90     Campbell Soup Co.                                   $    370     $  2,342     $  2,712
     75            476           551     Coca-Cola Co.                                       $  3,555     $ 22,450     $ 26,005
     14             85            99     Coca-Cola Enterprises, Inc.                         $    256     $  1,611     $  1,867
     16            103           119     ConAgra Foods, Inc.                                 $    387     $  2,446     $  2,833
      1              7             8     Coors (Adolph) Co. Class B                          $     59     $    375     $    434
     11             70            81     General Mills, Inc.                                 $    572     $  3,640     $  4,212
     11             67            78     Heinz (H.J.) Co.                                    $    436     $  2,758     $  3,194
      3             21            24     Hercules, Inc.                                      $     34     $    210     $    244
      4             26            30     Hershey Foods Corp.                                 $    278     $  1,757     $  2,035
     12             78            90     Kellogg Co.                                         $    370     $  2,345     $  2,715
      9             54            63     Pepsi Bottling Group, Inc.                          $    207     $  1,276     $  1,483
     53            335           388     Pepsico, Inc.                                       $  2,583     $ 16,311     $ 18,894
     66            415           481     Philip Morris Companies,
                                         Inc.                                                $  3,012     $ 19,023     $ 22,035
     24            150           174     Sara Lee Corp.                                      $    529     $  3,336     $  3,865
      5             32            37     UST, Inc.                                           $    175     $  1,108     $  1,283
      7             43            50     Wrigley (Wm.) Jr. Co.
                                         (with rights)                                       $    349     $  2,217     $  2,566

                                      TOTAL FOR INDUSTRY:
                                      "FOOD, BEVERAGE & TOBACCO"                             $ 14,672     $ 92,674     $107,346

                                      "METALS, MINERALS & MINING"
     10             61            71     Alcan, Inc.                                         $    349     $  2,207     $  2,556
     26            163           189     Alcoa, Inc.                                         $    915     $  5,779     $  6,694
      2             16            18     Allegheny Technologies, Inc.                        $     41     $    262     $    303
      1              5             6     Ball Corp.                                          $     57     $    382     $    439

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     16            103           119     Barrick Gold Corp.                                  $    260     $  1,642     $  1,902
      3             18            21     Cooper Industries, Inc.                             $     98     $    632     $    730
      2             12            14     Crane Co.                                           $     46     $    298     $    344
      4             25            29     Engelhard Corp. (with rights)                       $    111     $    695     $    806
      5             28            33     Fortune Brands, Inc.                                $    182     $  1,126     $  1,308
      4             28            32     Freeport-McMoRan Copper & Gold, Inc.                $     59     $    374     $    433
      9             58            67     Illinois Tool Works, Inc.                           $    623     $  3,951     $  4,574
      6             35            41     Inco Ltd.                                           $     93     $    597     $    690
     13             84            97     Lockheed Martin Corp.                               $    621     $  3,934     $  4,555
     14             88           102     Masco Corp.                                         $    341     $  2,155     $  2,496
      6             38            44     Newmont Mining Corp.                                $    113     $    717     $    830
      2             15            17     Nucor Corp.                                         $    127     $    799     $    926
      2             15            17     Phelps Dodge Corp.                                  $     76     $    498     $    574
     10             64            74     Placer Dome, Inc.                                   $    108     $    693     $    801
      2             11            13     Snap-On, Inc.                                       $     61     $    381     $    442
      3             17            20     USX-U.S. Steel Group                                $     49     $    315     $    364
      3             19            22     Vulcan Materials Co. (with rights)                  $    149     $    931     $  1,080
      3             17            20     Worthington Industries, Inc.                        $     37     $    236     $    273

                                      TOTAL FOR INDUSTRY: "METALS,
                                      MINERALS & MINING"                                     $  4,516     $ 28,604     $ 33,120

                                      AEROSPACE & DEFENSE

     12             75            87     Raytheon Co.                                        $    380     $  2,430     $  2,810

                                      APPAREL & TEXTILE

      2             10            12     Liz Claiborne, Inc.                                 $     80     $    507     $    587
      3             21            24     V.F. Corp.                                          $    133     $    827     $    960

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                      TOTAL FOR INDUSTRY:
                                      APPAREL & TEXTILE                                      $    213     $  1,334     $  1,547

                                      BANKS
     40            255           295     American Express Co.                                $  1,445     $  9,119     $ 10,564
     11             70            81     AmSouth Bancorporation                              $    212     $  1,319     $  1,531
     48            301           349     Bank of America Corp.                               $  3,002     $ 18,965     $ 21,967
     22            141           163     Bank of New York Co., Inc.                          $    910     $  5,753     $  6,663
     35            223           258     Bank One Corp.                                      $  1,380     $  8,719     $ 10,099
     14             87           101     BB&T Corp.                                          $    498     $  3,132     $  3,630
      6             41            47     Capital One Financial Corp.                         $    351     $  2,220     $  2,571
      7             43            50     Charter One Financial, Inc.                         $    178     $  1,168     $  1,346
    156            985         1,141     Citigroup, Inc.                                     $  7,878     $ 49,734     $ 57,612
      5             34            39     Comerica, Inc. (with
                                         rights)                                             $    312     $  1,952     $  2,264
      4             23            27     Countrywide Credit
                                         Industries, Inc.                                    $    147     $    957     $  1,104
     30            191           221     Fannie Mae                                          $  2,409     $ 15,204     $ 17,613
     17            111           128     Fifth Third Bancorp                                 $  1,072     $  6,814     $  7,886
     32            200           232     FleetBoston Financial Corp.                         $  1,158     $  7,302     $  8,460
     21            133           154     Freddie Mac                                         $  1,373     $  8,702     $ 10,075
      5             30            35     Golden West Financial Corp.                         $    282     $  1,780     $  2,062
     14             88           102     Household International,
                                         Inc. (with rights)                                  $    815     $  5,079     $  5,894
      8             48            56     Huntington Bancshares, Inc.                         $    130     $    827     $    957
     60            378           438     J.P. Morgan Chase & Co.                             $  2,176     $ 13,737     $ 15,913
     13             81            94     KeyCorp                                             $    314     $  1,983     $  2,297
     26            163           189     MBNA Corp.                                          $    911     $  5,741     $  6,652
     14             90           104     Mellon Financial Corp.                              $    545     $  3,374     $  3,919
     18            116           134     National City Corp.                                 $    532     $  3,395     $  3,927
      7             43            50     Northern Trust Corp.                                $    409     $  2,561     $  2,970
      9             54            63     PNC Financial Services
                                         Group, Inc.                                         $    495     $  3,057     $  3,552

     PROFORMA SCHEDULE OF INVESTMENTS                                                            AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------


      9             55            64     Providian Financial Corp.
                                         (with rights)                                       $     31     $    194     $    225
      7             44            51     Regions Financial Corp.                             $    207     $  1,308     $  1,515
     10             66            76     SouthTrust Corp.                                    $    254     $  1,621     $  1,875
     10             62            72     State Street Corp.
                                         (with rights)                                       $    517     $  3,253     $  3,770
      9             55            64     SunTrust Banks, Inc.                                $    558     $  3,464     $  4,022
      9             56            65     Synovus Financial Corp.
                                         (with rights)                                       $    219     $  1,404     $  1,623
     59            374           433     U.S. Bancorp (with rights)                          $  1,238     $  7,820     $  9,058
      4             26            30     Union Planters Corp.                                $    190     $  1,190     $  1,380
      5             30            35     USA Education, Inc.                                 $    395     $  2,531     $  2,926
     41            261           302     Wachovia Corp.                                      $  1,294     $  8,174     $  9,468
     27            168           195     Washington Mutual, Inc.
                                         (with rights)                                       $    870     $  5,486     $  6,356
     51            325           376     Wells Fargo & Co.
                                         (with rights)                                       $  2,233     $ 14,103     $ 16,336
      3             18            21     Zions Bancorporation                                $    147     $    920     $  1,067

                                      TOTAL FOR INDUSTRY: BANKS                              $ 37,087     $234,062     $271,149

                                      BUSINESS SERVICES
     30            188           218     Cendant Corp.                                       $    583     $  3,687     $  4,270
     15             97           112     Concord EFS, Inc.                                   $    502     $  3,163     $  3,665
      5             33            38     Convergys Corp.                                     $    195     $  1,245     $  1,440
      4             28            32     Equifax, Inc.                                       $    104     $    668     $    772
      2             15            17     Fluor Corp.                                         $     90     $    574     $    664
     11             73            84     Interpublic Group of
                                         Companies, Inc.                                     $    337     $  2,148     $  2,485
      6             36            42     Omnicom Group, Inc.                                 $    500     $  3,179     $  3,679
     11             72            83     Paychex, Inc.                                       $    397     $  2,512     $  2,909
      5             34            39     Robert Half International,
                                         Inc. (with rights                                   $    142     $    905     $  1,047
      3             21            24     TMP Worldwide, Inc.                                 $    137     $    909     $  1,046

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TOTAL FOR INDUSTRY:
                                      BUSINESS SERVICES                                      $   2,98     $ 18,990     $ 21,977

                                      CHEMICALS
      7             44            51     Air Products and
                                         Chemicals, Inc.
                                         (with rights)                                       $    324     $  2,052     $  2,376
      3             21            24     Avery Dennison Corp.                                $    187     $  1,191     $  1,378
     27            173           200     Dow Chemical Co.                                    $    920     $  5,833     $  6,753
     31            196           227     Du Pont (E.I.) de
                                         Nemours & Co.                                       $  1,321     $  8,345     $  9,666
      2             15            17     Eastman Chemical Co.                                $     90     $    584     $    674
      2             10            12     Great Lakes Chemical
                                         Corp. (with rights)                                 $     36     $    238     $    274
      3             18            21     International Flavors
                                         & Fragrances,                                       $     86     $    548     $    634
      5             32            37     PPG Industries, Inc.                                $    264     $  1,674     $  1,938
      5             31            36     Praxair, Inc.                                       $    271     $  1,703     $  1,974
      7             42            49     Rohm & Haas Co.
                                         (with rights)                                       $    231     $  1,461     $  1,692

                                      TOTAL FOR INDUSTRY: CHEMICALS                          $  3,730     $ 23,629     $ 27,359

                                      COMMUNICATIONS
      0              0             0     "Worldcom, Inc."                                    $      0     $      0     $      0
     24            151           175     ADC Telecommunications,
                                         Inc. (with rights)                                  $    109     $    695     $    804
     10             59            69     ALLTEL Corp.                                        $    586     $  3,666     $  4,252
      2             16            18     Andrew Corp. (with rights)                          $     55     $    346     $    401
    107            678           785     AT&T Corp.                                          $  1,946     $ 12,290     $ 14,236
     77            484           561     AT&T Wireless Services, Inc.                        $  1,103     $  6,962     $  8,065
      9             56            65     Avaya, Inc.                                         $    105     $    674     $    779
     57            359           416     BellSouth Corp.
                                         (with rights)                                       $  2,167     $ 13,713     $ 15,880
      4             27            31     CenturyTel, Inc.                                    $    141     $    886     $  1,027
     10             63            73     CIENA Corp.                                         $    142     $    903     $  1,045
      6             36            42     Comverse Technology, Inc.                           $    123     $    802     $    925

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

    103            654           757     Lucent Technologies, Inc.                           $    649     $  4,112     $  4,761
     67            426           493     Motorola, Inc. (with
                                         rights)                                             $  1,013     $  6,402     $  7,415
     10             64            74     Network Appliance, Inc.                             $    217     $  1,403     $  1,620
     24            154           178     Nextel Communications,
                                         Inc. Class A                                        $    265     $  1,684     $  1,949
     97            613           710     Nortel Networks Corp.                               $    724     $  4,597     $  5,321
     23            146           169     QUALCOMM, Inc.                                      $  1,172     $  7,388     $  8,560
     50            319           369     Qwest Communications
                                         International, Inc.                                 $    712     $  4,505     $  5,217
    102            644           746     SBC Communications, Inc.                            $  4,001     $ 25,213     $ 29,214
      5             30            35     Scientific-Atlanta, Inc.                            $    117     $    728     $    845
     27            170           197     Sprint Corp.                                        $    540     $  3,410     $  3,950
     30            189           219     Sprint Corp. (PCS Group)                            $    730     $  4,608     $  5,338
     12             78            90     Tellabs, Inc.                                       $    186     $  1,179     $  1,365
     82            520           602     Verizon Communications, Inc.                        $  3,908     $ 24,670     $ 28,578
     89            565           654     WorldCom, Inc. - WorldCom
                                         Group (with                                         $  1,259     $  7,952     $  9,211

                                      TOTAL FOR INDUSTRY:
                                      COMMUNICATIONS                                         $ 21,970     $138,788     $160,758

                                      COMPUTERS & OFFICE EQUIPMENT
     11             67            78     Apple Computer, Inc.                                $    232     $  1,473     $  1,705
    222          1,405         1,627     Cisco Systems, Inc.
                                         (with rights)                                       $  4,029     $ 25,437     $ 29,466
     51            324           375     Compaq Computer Corp.
                                         (with rights)                                       $    500     $  3,166     $  3,666
     79            500           579     Dell Computer Corp.
                                         (with rights)                                       $  2,153     $ 13,584     $ 15,737
     67            424           491     EMC Corp.                                           $    899     $  5,703     $  6,602
     10             63            73     Gateway, Inc.                                       $     80     $    505     $    585
     59            372           431     Hewlett-Packard Co.                                 $  1,210     $  7,633     $  8,843
     52            330           382     International Business
                                         Machines Corp.                                      $  6,326     $ 39,892     $ 46,218
      3             17            20     International Game
                                         Technology                                          $    184     $  1,134     $  1,318
      6             38            44     Jabil Circuit, Inc.
                                         (with warrants)                                     $    132     $    857     $    989
      4             25            29     Lexmark International, Inc.                         $    230     $  1,464     $  1,694

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     12             75            87     Minnesota Mining and
                                         Manufacturing Co.                                   $  1,407     $  8,879     $ 10,286
     17            110           127     Palm, Inc. (with rights)                            $     67     $    427     $    494
      8             47            55     Pitney Bowes, Inc.                                  $    282     $  1,767     $  2,049
     24            157           181     Solectron Corp.
                                         (with rights)                                       $    275     $  1,771     $  2,046
      7             44            51     Symbol Technologies,
                                         Inc. (with rights)                                  $    109     $    702     $    811

                                      TOTAL FOR INDUSTRY:
                                      COMPUTERS & OFFICE EQUIPMENT                           $ 18,115     $114,394     $132,509

                                      CONSTRUCTION
      2             12            14     Centex Corp.                                        $    103     $    679     $    782
     13             82            95     Halliburton Co. (with rights)                       $    170     $  1,077     $  1,247
      3             17            20     ITT Industries, Inc.                                $    136     $    853     $    989
      1             10            11     KB Home                                             $     52     $    387     $    439
      2             12            14     McDermott International,
                                         Inc.                                                $     23     $    148     $    171
      2             11            13     Pulte Homes, Inc.                                   $     80     $    511     $    591

                                      TOTAL FOR INDUSTRY:
                                      CONSTRUCTION                                           $    564     $  3,655     $  4,219

                                      CONSUMER DURABLES
     28            182           210     Corning, Inc.                                       $    252     $  1,625     $  1,877
      3             18            21     Grainger (W.W.), Inc.                               $    139     $    859     $    998
      3             17            20     Johnson Controls, Inc.                              $    210     $  1,347     $  1,557
      6             38            44     Leggett & Platt, Inc.                               $    138     $    875     $  1,013
      8             51            59     Newell Rubbermaid, Inc.
                                         (with rights)                                       $    223     $  1,406     $  1,629
      4             25            29     Visteon Corp.                                       $     60     $    380     $    440

                                      TOTAL FOR INDUSTRY:
                                      CONSUMER DURABLES                                      $  1,022     $  6,492     $  7,514

                                      CONSUMER NON-DURABLES
      2             11            13     Alberto-Culver Co. Class B                          $     76     $    491     $    567

     PROFORMA SCHEDULE OF INVESTMENTS                                                            AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      3             20            23     AmerisourceBergen Corp.
                                         (with rights)                                       $    197     $  1,239     $  1,436
      7             45            52     Avon Products, Inc.
                                         (with rights)                                       $    335     $  2,104     $  2,439
      2             13            15     Brown-Forman Corp. Class B                          $    131     $    822     $    953
     14             86           100     Cardinal Health, Inc.                               $    886     $  5,584     $  6,470
      7             45            52     Clorox Co.                                          $    285     $  1,763     $  2,048
     17            106           123     Colgate-Palmolive Co.
                                         (with rights)                                       $    964     $  6,104     $  7,068
      9             56            65     Eastman Kodak Co.                                   $    259     $  1,646     $  1,905
      4             25            29     Ecolab, Inc.                                        $    157     $    991     $  1,148
     32            202           234     Gillette Co. (with rights)                          $  1,069     $  6,751     $  7,820
      5             34            39     Hasbro, Inc.                                        $     84     $    545     $    629
     13             83            96     Mattel, Inc. (with rights)                          $    225     $  1,422     $  1,647
      9             55            64     McKesson, Corp.                                     $    322     $  2,058     $  2,380
     39            248           287     Procter & Gamble Co.                                $  3,110     $ 19,634     $ 22,744
     15             96           111     Safeway, Inc.                                       $    639     $  4,015     $  4,654
      4             26            30     Supervalu, Inc.                                     $     88     $    565     $    653
     20            128           148     SYSCO Corp. (with rights)                           $    535     $  3,347     $  3,882
      4             28            32     Tiffany & Co.                                       $    138     $    878     $  1,016
     61            382           443     Tyco International Ltd.
                                         (with rights)                                       $  3,566     $ 22,505     $ 26,071
     17            109           126     Unilever N.V. NY Shares                             $    996     $  6,306     $  7,302

                                      TOTAL FOR INDUSTRY: CONSUMER
                                      NON-DURABLES                                           $ 14,062     $ 88,770     $102,832

                                      CONSUMER SERVICES
      5             33            38     Cintas Corp.                                        $    247     $  1,573     $  1,820
      6             35            41     H & R Block, Inc.                                   $    246     $  1,571     $  1,817
      2             12            14     Ryder System, Inc.                                  $     40     $    262     $    302

                                      TOTAL FOR INDUSTRY: CONSUMER
                                      SERVICES                                               $    533     $  3,406     $  3,939

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      DRUGS
     47            297           344     Abbott Laboratories
                                         (with rights)                                       $  2,620     $ 16,572     $ 19,192
     40            253           293     American Home Products
                                         Corp. (with rights)                                 $  2,461     $ 15,497     $ 17,958
     32            200           232     Amgen, Inc. (with rights)                           $  1,784     $ 11,301     $ 13,085
      4             28            32     Biogen, Inc.                                        $    258     $  1,623     $  1,881
     59            370           429     Bristol-Myers Squibb Co.                            $  2,994     $ 18,894     $ 21,888
      6             36            42     Chiron Corp.                                        $    254     $  1,591     $  1,845
      5             34            39     Forest Laboratories, Inc.                           $    434     $  2,799     $  3,233
      6             41            47     Genzyme Corp. - General
                                         Division                                            $    377     $  2,436     $  2,813
     16            104           120     Immunex Corp.                                       $    457     $  2,890     $  3,347
      7             47            54     King Pharmaceuticals, Inc.                          $    312     $  1,982     $  2,294
     34            215           249     Lilly (Eli) & Co.                                   $  2,678     $ 16,907     $ 19,585
      6             41            47     MedImmune, Inc.                                     $    301     $  1,900     $  2,201
     69            436           505     Merck & Co., Inc.                                   $  4,057     $ 25,610     $ 29,667
    191          1,204         1,395     Pfizer, Inc. (with rights)                          $  7,599     $ 47,973     $ 55,572
     39            247           286     Pharmacia Corp. (with
                                         rights)                                             $  1,669     $ 10,531     $ 12,200
     44            280           324     Schering-Plough Corp.
                                         (with rights)                                       $  1,590     $ 10,037     $ 11,627
      2             14            16     Sigma-Aldrich Corp.                                 $     91     $    557     $    648
      3             21            24     Watson Pharmaceuticals, Inc.                        $    100     $    644     $    744

                                      TOTAL FOR INDUSTRY: DRUGS                              $ 30,036     $189,744     $219,780

                                      ELECTRICAL EQUIPMENT
     14             88           102     Agilent Technologies, Inc.                          $    393     $  2,515     $  2,908
      4             25            29     Allergan, Inc. (with rights)                        $    300     $  1,894     $  2,194
      6             41            47     Applied Biosystems
                                         Group - Applera                                     $    251     $  1,593     $  1,844
      4             27            31     Danaher Corp.                                       $    259     $  1,650     $  1,909
      6             36            42     KLA-Tencor Corp.                                    $    278     $  1,768     $  2,046
      1              9            10     Millipore Corp.                                     $     85     $    555     $    640

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      4             24            28     PerkinElmer, Inc.                                   $    133     $    837     $    970
      6             36            42     Rockwell Collins, Inc.                              $    107     $    695     $    802
      6             36            42     Rockwell International Corp.                        $     98     $    636     $    734
      3             18            21     Tektronix, Inc.
                                         (with rights)                                       $     72     $    464     $    536
      5             35            40     Teradyne, Inc. (with rights)                        $    160     $  1,057     $  1,217
      6             35            41     Thermo Electron Corp.
                                         (with rights)                                       $    131     $    824     $    955

                                      TOTAL FOR INDUSTRY:
                                      ELECTRICAL EQUIPMENT                                   $  2,267     $ 14,488     $ 16,755


                                      ELECTRONICS
     10             66            76     Advanced Micro Devices, Inc.                        $    165     $  1,045     $  1,210
     12             74            86     Altera Corp.                                        $    248     $  1,564     $  1,812
      6             38            44     American Power Conversion
                                         Corp.                                               $     85     $    548     $    633
     11             69            80     Analog Devices, Inc.
                                         (with rights)                                       $    484     $  3,073     $  3,557
      9             58            67     Applied Micro Circuits Corp.                        $    103     $    653     $    756
      8             50            58     Broadcom Corp. Class A                              $    324     $  2,061     $  2,385
      8             49            57     Conexant Systems, Inc.                              $    108     $    709     $    817
     13             82            95     Emerson Electric Co.                                $    742     $  4,677     $  5,419
    301          1,901         2,202     General Electric Co.                                $ 12,072     $ 76,194     $ 88,266
    204          1,285         1,489     Intel Corp.                                         $  6,403     $ 40,424     $ 46,827
     40            254           294     JDS Uniphase Corp.                                  $    348     $  2,219     $  2,567
     10             61            71     Linear Technology Corp.                             $    375     $  2,366     $  2,741
     11             70            81     LSI Logic Corp.
                                         (with rights)                                       $    174     $  1,109     $  1,283
     10             62            72     Maxim Integrated
                                         Products, Inc.                                      $    525     $  3,245     $  3,770
      2             15            17     Maytag Corp.                                        $     71     $    462     $    533
     18            115           133     Micron Technology, Inc.                             $    561     $  3,557     $  4,118
      6             38            44     Molex, Inc.                                         $    183     $  1,168     $  1,351
      5             34            39     National Semiconductor Corp.                        $    163     $  1,036     $  1,199
      4             28            32     Novellus Systems, Inc.                              $    170     $  1,085     $  1,255

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      4             28            32     NVIDIA Corp.                                        $    288     $  1,846     $  2,134
      5             32            37     PMC - Sierra, Inc.                                  $    106     $    678     $    784
      2             15            17     Power-One, Inc.                                     $     26     $    159     $    185
      3             18            21     QLogic Corp. (with rights)                          $    125     $    788     $    913
     16            100           116     Sanmina-SCI Corp.
                                         (with rights)                                       $    314     $  1,986     $  2,300
     53            332           385     Texas Instruments, Inc.
                                         (with rights)                                       $  1,473     $  9,285     $ 10,758
      2             11            13     Thomas & Betts Corp.                                $     38     $    239     $    277
      6             37            43     Vitesse Semiconductor Corp.                         $     70     $    460     $    530
      2             13            15     Whirlpool Corp.                                     $    147     $    942     $  1,089
     21            138           159     Xerox Corp.                                         $    220     $  1,437     $  1,657
     10             64            74     Xilinx, Inc.                                        $    394     $  2,496     $  2,890

                                      TOTAL FOR INDUSTRY: ELECTRONICS                        $ 26,505     $167,511     $194,016


                                      ENERGY & SERVICES
      3             17            20     Amerada Hess Corp.                                  $    169     $  1,068     $  1,237
      8             48            56     Anadarko Petroleum Corp.
                                         (with rights)                                       $    430     $  2,710     $  3,140
      4             26            30     Apache Corp.                                        $    208     $  1,310     $  1,518
      2             13            15     Ashland, Inc.                                       $     97     $    619     $    716
      6             38            44     Burlington Resources, Inc.                          $    229     $  1,443     $  1,672
     32            204           236     ChevronTexaco Corp.                                 $  2,896     $ 18,303     $ 21,199
     19            120           139     Conoco Inc.                                         $    535     $  3,389     $  3,924
      4             24            28     Devon Energy Corp.                                  $    151     $    939     $  1,090
      4             22            26     EOG Resources, Inc.                                 $    137     $    864     $  1,001
    207          1,310         1,517     Exxon Mobil Corp.                                   $  8,155     $ 51,477     $ 59,632
      3             19            22     Kerr-McGee Corp.                                    $    166     $  1,058     $  1,224
      4             27            31     Nabors Industries, Inc.                             $    154     $    928     $  1,082
      4             25            29     Noble Drilling Corp.
                                         (with rights)                                       $    140     $    865     $  1,005
     11             72            83     Occidental Petroleum Corp.                          $    297     $  1,906     $  2,203

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND: HARTFORD INDEX HLS FUND, INC.                              ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     12             73            85     Phillips Petroleum Co.                              $    695     $  4,400     $  5,095
      3             18            21     Rowan Companies, Inc.                               $     56     $    353     $    409
     64            407           471     Royal Dutch Petroleum
                                         Co. NY Shares                                       $  3,157     $ 19,936     $ 23,093
     17            110           127     Schlumberger Ltd.                                   $    956     $  6,055     $  7,011
      2             15            17     Sunoco, Inc.                                        $     93     $    564     $    657
     10             61            71     Transocean Sedco Forex,
                                         Inc.                                                $    325     $  2,065     $  2,390
      7             47            54     Unocal Corp.                                        $    267     $  1,691     $  1,958
      9             59            68     USX-Marathon Group
                                         (with rights)                                       $    282     $  1,779     $  2,061

                                      TOTAL FOR INDUSTRY:
                                      ENERGY & SERVICES                                      $ 19,595     $123,722     $143,317

                                      FINANCIAL SERVICES
      3             18            21     Bear Stearns Companies,
                                         Inc.                                                $    167     $  1,064     $  1,231
      8             50            58     Franklin Resources, Inc.                            $    282     $  1,761     $  2,043
      7             46            53     Lehman Brothers Holdings,
                                         Inc.                                                $    488     $  3,051     $  3,539
     26            162           188     Merrill Lynch & Co., Inc.                           $  1,334     $  8,444     $  9,778
     33            210           243     Morgan Stanley Dean
                                         Witter & Co. (with rights)                          $  1,859     $ 11,746     $ 13,605
      4             24            28     Price (T. Rowe)
                                         Associates, Inc.                                    $    129     $    819     $    948
     42            262           304     Schwab (Charles) Corp.                              $    650     $  4,048     $  4,698
      7             42            49     Stilwell Financial, Inc.                            $    180     $  1,155     $  1,335

                                      TOTAL FOR INDUSTRY:
                                      FINANCIAL SERVICES                                     $  5,089     $ 32,088     $ 37,177

                                      FOREST & PAPER PRODUCTS
      2             10            12     Bemis Co., Inc.                                     $     79     $    495     $    574
      2             11            13     Boise Cascade Corp.                                 $     58     $    384     $    442
      7             44            51     Georgia-Pacific Group                               $    190     $  1,222     $  1,412
     15             92           107     International Paper Co.                             $    590     $  3,720     $  4,310
     16            101           117     Kimberly-Clark Corp.                                $    945     $  6,012     $  6,957

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      3             20            23     Louisiana-Pacific Corp.                             $     28     $    171     $    199
      3             19            22     Mead Corp.                                          $     93     $    594     $    687
      5             31            36     Pactiv Corp.                                        $     85     $    546     $    631
      2              9            11     Temple-Inland, Inc.                                 $     85     $    532     $    617
      3             20            23     Westvaco Corp.                                      $     88     $    564     $    652
      6             41            47     Weyerhaeuser Co.                                    $    352     $  2,237     $  2,589
      3             21            24     Williamette Industries, Inc.                        $    172     $  1,098     $  1,270

                                      TOTAL FOR INDUSTRY:
                                      FOREST & PAPER PRODUCTS                                $  2,765     $ 17,575     $ 20,340

                                      HEALTH CARE
      4              0             4     Waters Corp.                                        $    151     $      0     $    151

                                      HEALTH SERVICES
     16             99           115     HCA, Inc.                                           $    599     $  3,798     $  4,397
      8             50            58     Health Management
                                         Associates, Inc.                                    $    138     $    917     $  1,055
     12             75            87     HealthSouth Corp.                                   $    175     $  1,112     $  1,287
      3             20            23     Manor Care, Inc.                                    $     74     $    464     $    538
     10             62            72     Tenet Healthcare Corp                               $    575     $  3,659     $  4,234

                                      TOTAL FOR INDUSTRY:
                                      HEALTH SERVICES                                        $  1,561     $  9,950     $ 11,511

                                      HOTELS & GAMING
     11             72            83     Hilton Hotels Corp.
                                         (with rights)                                       $    123     $    781     $    904
      7             46            53     Marriott International,
                                         Inc. Class A (with rights)                          $    301     $  1,874     $  2,175
      6             38            44     Starwood Hotels & Resorts
                                         Worldwide, Inc.                                     $    179     $  1,134     $  1,313

                                      TOTAL FOR INDUSTRY:
                                      HOTELS & GAMING                                        $    603     $  3,789     $  4,392


PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      INSURANCE
      4             29            33     Aetna, Inc.                                         $    143     $    943     $  1,086
     16            104           120     Aflac, Inc.                                         $    391     $  2,560     $  2,951
     24            141           165     Allstate Corp.                                      $    826     $  4,745     $  5,571
      3             21            24     Ambac Financial Group, Inc.                         $    188     $  1,206     $  1,394
     83            516           599     American International
                                         Group, Inc.                                         $  6,615     $ 40,949     $ 47,564
      8             52            60     Aon Corp.                                           $    289     $  1,830     $  2,119
      5             34            39     Chubb Corp. (with rights)                           $    352     $  2,317     $  2,669
      4             29            33     CIGNA Corp. (with rights)                           $    398     $  2,678     $  3,076
      5             32            37     Cincinnati Financial Corp.                          $    187     $  1,218     $  1,405
     10             67            77     Conseco, Inc.                                       $     46     $    298     $    344
      5             33            38     Humana, Inc.                                        $     61     $    385     $    446
      5             30            35     Jefferson-Pilot Corp.                               $    212     $  1,375     $  1,587
      9             57            66     John Hancock Financial
                                         Services, Inc.                                      $    384     $  2,362     $  2,746
      6             38            44     Lincoln National Corp.                              $    277     $  1,833     $  2,110
      6             38            44     Loews Corp.                                         $    332     $  2,093     $  2,425
      8             53            61     Marsh & McLennan
                                         Companies, Inc. (with                               $    897     $  5,653     $  6,550
      4             29            33     MBIA, Inc.                                          $    241     $  1,568     $  1,809
     22            145           167     Metlife, Inc.                                       $    697     $  4,587     $  5,284
      3             21            24     MGIC Investment Corp.                               $    198     $  1,306     $  1,504
      2             14            16     Progressive Corp.                                   $    328     $  2,156     $  2,484
      4             25            29     SAFECO Corp.                                        $    121     $    786     $    907
      6             41            47     St. Paul Companies, Inc.
                                         (with rights)                                       $    284     $  1,804     $  2,088
      4             25            29     Torchmark Corp.                                     $    149     $    977     $  1,126
      9             60            69     UnitedHealth Group, Inc.                            $    665     $  4,227     $  4,892
      7             48            55     UnumProvident Corp.
                                         (with rights)                                       $    195     $  1,280     $  1,475
      2             12            14     Wellpoint Health
                                         Networks, Inc.                                      $    222     $  1,427     $  1,649
      4             26            30     XL Capital Ltd. Class A
                                         (with rights)                                       $    375     $  2,384     $  2,759

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TOTAL FOR INDUSTRY: INSURANCE                          $ 15,073     $ 94,947     $110,020

                                      MACHINERY
     25            156           181     Applied Materials, Inc.                             $    990     $  6,269     $  7,259
     10             64            74     Baker Hughes, Inc.                                  $    372     $  2,348     $  2,720
      2             15            17     Black & Decker Corp.                                $     94     $    577     $    671
     10             66            76     Caterpillar, Inc.                                   $    543     $  3,431     $  3,974
      1              8             9     Cummins, Inc.                                       $     46     $    306     $    352
      7             45            52     Deere & Co.                                         $    310     $  1,963     $  2,273
      6             39            45     Dover Corp.                                         $    230     $  1,445     $  1,675
      2             13            15     Eaton Corp. (with rights)                           $    156     $  1,000     $  1,156
      0              6             6     FMC Corp.                                           $      0     $    357     $    357
      5             32            37     Ingersoll-Rand Co.                                  $    215     $  1,342     $  1,557
      4             24            28     Pall Corp.                                          $     89     $    568     $    657
      4             23            27     Parker-Hannifin Corp.                               $    161     $  1,033     $  1,194
      3             16            19     Stanley Works                                       $    121     $    759     $    880
     14             90           104     United Technologies Corp.                           $    924     $  5,795     $  6,719

                                      TOTAL FOR INDUSTRY: MACHINERY                          $  4,251     $ 27,193     $ 31,444

                                      MEDIA & ENTERTAINMENT
      2             12            14     American Greetings Corp.
                                         Class A                                             $     26     $    170     $    196
     18            114           132     Clear Channel
                                         Communications, Inc.                                $    921     $  5,824     $  6,745
     29            181           210     Comcast Corp. Special
                                         Class A                                             $  1,033     $  6,516     $  7,549
      4             22            26     Donnelley (R.R.) &
                                         Sons Co.                                            $    107     $    663     $    770
      3             16            19     Dow Jones & Co., Inc.                               $    142     $    886     $  1,028
      8             51            59     Gannett Co., Inc.
                                         (with rights)                                       $    538     $  3,409     $  3,947
      4             22            26     Harrah's Entertainment,
                                         Inc. (with rights)                                  $    133     $    804     $    937

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      2             16            18     Knight-Ridder, Inc.
                                         (with rights)                                       $    162     $  1,050     $  1,212
      6             37            43     McGraw-Hill Companies, Inc.                         $    360     $  2,259     $  2,619
      2             10            12     Meredith Corp.                                      $     53     $    341     $    394
      5             29            34     New York Times Co. Class A                          $    208     $  1,261     $  1,469
      9             57            66     Tribune Co.                                         $    337     $  2,132     $  2,469
      6             40            46     Univision Communications,
                                         Inc. Class A                                        $    255     $  1,626     $  1,881
     54            340           394     Viacom, Inc. Class B                                $  2,384     $ 14,992     $ 17,376
     62            390           452     Walt Disney Co.                                     $  1,283     $  8,089     $  9,372

                                      TOTAL FOR INDUSTRY:
                                      MEDIA & ENTERTAINMENT                                  $  7,942     $ 50,022     $ 57,964

                                      MEDICAL INSTRUMENTS &
                                      SUPPLIES
      2             10            12     Bard (C.R.), Inc.                                   $     97     $    630     $    727
      2             10            12     Bausch & Lomb, Inc.                                 $     60     $    391     $    451
     18            113           131     Baxter International,
                                         Inc. (with                                          $    965     $  6,065     $  7,030
      8             50            58     Becton, Dickinson & Co.
                                         (with rights)                                       $    259     $  1,641     $  1,900
      8             52            60     Biomet, Inc.                                        $    252     $  1,598     $  1,850
     12             77            89     Boston Scientific Corp.                             $    294     $  1,863     $  2,157
      9             58            67     Guidant Corp.                                       $    463     $  2,908     $  3,371
     93            587           680     Johnson & Johnson                                   $  5,499     $ 34,713     $ 40,212
     37            232           269     Medtronic, Inc.
                                         (with rights)                                       $  1,874     $ 11,872     $ 13,746
      3             17            20     St. Jude Medical, Inc.
                                         (with rights)                                       $    202     $  1,295     $  1,497
      6             38            44     Stryker Corp.                                       $    344     $  2,195     $  2,539
      6             37            43     Zimmer Holdings, Inc.                               $    179     $  1,133     $  1,312

                                      TOTAL FOR INDUSTRY:
                                      MEDICAL INSTRUMENTS & SUPPLIES                         $ 10,488     $ 66,304     $ 76,792

                                      REAL ESTATE
     13             79            92     Equity Office Properties
                                         Trust                                               $    379     $  2,388     $  2,767

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      8             52            60     Equity Residential
                                         Properties Trust                                    $    230     $  1,493     $  1,723

                                      TOTAL FOR INDUSTRY:
                                      REAL ESTATE                                            $    609     $  3,881     $  4,490

                                      RESEARCH & TESTING FACILITIES
      5             30            35     Moody's Corp.                                       $    191     $  1,193     $  1,384
      4             23            27     Quintiles Transnational
                                         Corp                                                $     56     $    373     $    429

                                      TOTAL FOR INDUSTRY:
                                      RESEARCH & TESTING FACILITIES                          $    247     $  1,566     $  1,813

                                      RETAIL
     12             78            90     Albertson's, Inc.                                   $    386     $  2,448     $  2,834
      3             21            24     AutoZone, Inc.                                      $    244     $  1,478     $  1,722
      9             56            65     Bed Bath & Beyond, Inc.                             $    298     $  1,882     $  2,180
      6             40            46     Best Buy Co., Inc.                                  $    469     $  3,006     $  3,475
      4             22            26     Big Lots, Inc.                                      $     36     $    229     $    265
      6             40            46     Circuit City Stores, Inc. -
                                         Circuit City Gro                                    $    163     $  1,047     $  1,210
     14             87           101     Costco Wholesale Corp.                              $    604     $  3,845     $  4,449
     12             75            87     CVS Corp.                                           $    352     $  2,216     $  2,568
      4             22            26     Darden Restaurants, Inc.                            $    127     $    790     $    917
      3             16            19     Dillard's, Inc. Class A                             $     42     $    262     $    304
     10             63            73     Dollar General Corp.                                $    150     $    943     $  1,093
      5             33            38     Family Dollar Stores, Inc.                          $    156     $    989     $  1,145
      6             37            43     Federated Department
                                         Stores, Inc.                                        $    245     $  1,517     $  1,762
     26            165           191     Gap, Inc.                                           $    363     $  2,302     $  2,665
     71            449           520     Home Depot, Inc.                                    $  3,624     $ 22,891     $ 26,515
      4             23            27     Jones Apparel Group, Inc.                           $    123     $    773     $    896
     15             97           112     K Mart Corp.                                        $     81     $    527     $    608
     10             64            74     Kohl's Corp.                                        $    711     $  4,519     $  5,230

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     25            154           179     Kroger Co. (with rights)                            $    513     $  3,212     $  3,725
     13             82            95     Limited (The), Inc.                                 $    190     $  1,208     $  1,398
     23            148           171     Lowe's Companies, Inc.                              $  1,081     $  6,882     $  7,963
      9             57            66     May Department Stores Co.                           $    337     $  2,120     $  2,457
     39            246           285     McDonald's Corp.                                    $  1,038     $  6,515     $  7,553
      4             26            30     Nordstrom, Inc.                                     $     83     $    529     $    612
      9             59            68     Office Depot, Inc.                                  $    167     $  1,089     $  1,256
      8             51            59     Penney (J.C.) Co., Inc.                             $    215     $  1,360     $  1,575
      6             34            40     RadioShack Corp.                                    $    169     $  1,033     $  1,202
     10             62            72     Sears, Roebuck & Co.                                $    476     $  2,941     $  3,417
      5             30            35     Sherwin-Williams Co.                                $    129     $    821     $    950
     14             88           102     Staples, Inc.                                       $    258     $  1,653     $  1,911
     12             73            85     Starbucks Corp.                                     $    219     $  1,393     $  1,612
     27            173           200     Target Corp. (with rights)                          $  1,121     $  7,097     $  8,218
      8             52            60     TJX Companies, Inc.                                 $    339     $  2,082     $  2,421
      6             38            44     Toys 'R' Us, Inc.                                   $    124     $    797     $    921
      4             28            32     Tricon Global
                                         Restaurants, Inc.                                   $    221     $  1,374     $  1,595
    135            853           988     Wal-Mart Stores, Inc.                               $  7,781     $ 49,119     $ 56,900
     31            195           226     Walgreen Co. (with rights)                          $  1,040     $  6,576     $  7,616
      3             20            23     Wendy's International, Inc.                         $     99     $    595     $    694
      4             27            31     Winn-Dixie Stores, Inc.                             $     61     $    390     $    451


                                      TOTAL FOR INDUSTRY: RETAIL                             $ 23,835     $150,450     $174,285

                                      RUBBER & PLASTICS PRODUCTS
      2             14            16     Cooper Tire & Rubber Co.                            $     35     $    224     $    259
      5             32            37     Goodyear Tire & Rubber Co.                          $    114     $    750     $    864
      8             51            59     NIKE, Inc. Class B                                  $    461     $  2,892     $  3,353
      2             11            13     Reebok International
                                         Ltd. (with rights)                                  $     48     $    304     $    352

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      3             16            19     Sealed Air Corp.                                    $    104     $    653     $    757
      2             11            13     Tupperware Corp.                                    $     35     $    215     $    250

                                      TOTAL FOR INDUSTRY:
                                      RUBBER & PLASTICS PRODUCTS                             $    797     $  5,038     $  5,835

                                      SOFTWARE & SERVICES
      7             45            52     Adobe Systems, Inc.                                 $    227     $  1,410     $  1,637
    134            848           982     AOL Time Warner, Inc.
                                         (with rights)                                       $  4,313     $ 27,212     $ 31,525
      2             11            13     Autodesk, Inc.                                      $     60     $    398     $    458
     19            118           137     Automatic Data
                                         Processing, Inc.                                    $  1,101     $  6,957     $  8,058
      7             47            54     BMC Software, Inc.                                  $    121     $    772     $    893
      6             36            42     Citrix Systems, Inc.                                $    127     $    815     $    942
     18            110           128     Computer Associates
                                         International, Inc.                                 $    604     $  3,804     $  4,408
      5             33            38     Computer Sciences Corp.                             $    250     $  1,593     $  1,843
     11             71            82     Compuware Corp.                                     $    132     $    839     $    971
      2             13            15     Deluxe Corp.                                        $     87     $    538     $    625
     14             91           105     Electronic Data Systems
                                         Corp.                                               $    987     $  6,218     $  7,205
     12             73            85     First Data Corp.                                    $    910     $  5,735     $  6,645
      6             36            42     Fiserv, Inc. (with rights)                          $    239     $  1,524     $  1,763
      9             57            66     IMS Health, Inc.                                    $    174     $  1,105     $  1,279
      6             41            47     Intuit, Inc. (with rights)                          $    269     $  1,736     $  2,005
      2             16            18     Mercury Interactive Corp.                           $     85     $    547     $    632
    163          1,031         1,194     Microsoft Corp.                                     $ 10,829     $ 68,344     $ 79,173
      3             19            22     NCR Corp.                                           $    107     $    686     $    793
     11             70            81     Novell, Inc.                                        $     51     $    322     $    373
    169          1,065         1,234     Oracle Corp. (with rights)                          $  2,330     $ 14,708     $ 17,038
      8             51            59     Parametric Technology Corp.                         $     63     $    397     $    460
      9             58            67     PeopleSoft, Inc.                                    $    370     $  2,343     $  2,713
      4             25            29     Sapient Corp.                                       $     30     $    190     $    220

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

     14             89           103     Siebel Systems, Inc.                                $    392     $  2,476     $  2,868
     99            621           720     Sun Microsystems, Inc.
                                         (with rights)                                       $  1,219     $  7,660     $  8,879
     10             62            72     Unisys Corp.                                        $    122     $    776     $    898
     12             77            89     VERITAS Software Corp.
                                         (with rights)                                       $    542     $  3,442     $  3,984
     17            109           126     Yahoo!, Inc.                                        $    305     $  1,936     $  2,241

                                      TOTAL FOR INDUSTRY: SOFTWARE
                                      & SERVICES                                             $ 26,046     $164,483     $190,529

                                      TRANSPORTATION
      5             30            35     AMR Corp.                                           $    104     $    660     $    764
     25            160           185     Boeing Co.                                          $    985     $  6,217     $  7,202
      3             17            20     Brunswick Corp.                                     $     59     $    370     $    429
     12             74            86     Burlington Northern Santa
                                         Fe Corp.                                            $    340     $  2,115     $  2,455
     18            112           130     Carnival Corp.                                      $    497     $  3,151     $  3,648
      6             41            47     CSX Corp.                                           $    228     $  1,430     $  1,658
      5             29            34     Dana Corp.                                          $     63     $    399     $    462
     17            107           124     Delphi Automotive Systems
                                         Corp                                                $    232     $  1,465     $  1,697
      4             24            28     Delta Air Lines, Inc.                               $    108     $    698     $    806
      9             57            66     FedEx Corp.                                         $    465     $  2,962     $  3,427
     55            347           402     Ford Motor Co.                                      $    872     $  5,451     $  6,323
      6             39            45     General Dynamics Corp.                              $    486     $  3,078     $  3,564
     17            106           123     General Motors Corp.                                $    816     $  5,171     $  5,987
      5             33            38     Genuine Parts Co.                                   $    193     $  1,216     $  1,409
      3             20            23     Goodrich Corp.                                      $     83     $    521     $    604
      9             58            67     Harley-Davidson, Inc.
                                         (with rights)                                       $    500     $  3,150     $  3,650
     25            156           181     Honeywell International,
                                         Inc                                                 $    831     $  5,266     $  6,097
      2             12            14     Navistar International
                                         Corp                                                $     71     $    455     $    526
     12             74            86     Norfolk Southern Corp.                              $    214     $  1,353     $  1,567
      3             21            24     Northrop Grumman Corp.
                                         (with rights)                                       $    333     $  2,120     $  2,453

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

      2             15            17     PACCAR, Inc.                                        $    151     $    962     $  1,113
      4             26            30     Sabre Holdings Corp.                                $    170     $  1,094     $  1,264
     23            147           170     Southwest Airlines Co.                              $    427     $  2,708     $  3,135
      4             27            31     Textron, Inc.                                       $    178     $  1,131     $  1,309
      4             24            28     TRW, Inc.                                           $    141     $    900     $  1,041
      8             48            56     Union Pacific Corp.                                 $    428     $  2,708     $  3,136
      2             13            15     US Airways Group, Inc.                              $     13     $     84     $     97

                                      TOTAL FOR INDUSTRY:
                                      TRANSPORTATION                                         $  8,988     $ 56,835     $ 65,823

                                      UTILITIES
     16            102           118     AES Corp.                                           $    263     $  1,668     $  1,931
      4             24            28     Allegheny Energy, Inc.                              $    138     $    877     $  1,015
      6             38            44     Allied Waste Industries,
                                         Inc                                                 $     84     $    536     $    620
      4             27            31     Ameren Corp.                                        $    178     $  1,123     $  1,301
     10             62            72     American Electric Power
                                         Co., Inc.                                           $    427     $  2,683     $  3,110
      9             58            67     Calpine Corp. (with rights)                         $    153     $    982     $  1,135
      5             30            35     Cinergy Corp.                                       $    160     $  1,017     $  1,177
      9             54            63     Citizens Communications Co                          $     94     $    578     $    672
      4             26            30     CMS Energy Corp.                                    $     96     $    622     $    718
      6             41            47     Consolidated Edison, Inc.                           $    258     $  1,647     $  1,905
      5             31            36     Constellation Energy
                                         Group, Inc.                                         $    133     $    833     $    966
      8             50            58     Dominion Resources, Inc.                            $    474     $  3,026     $  3,500
      5             31            36     DTE Energy Co.                                      $    210     $  1,307     $  1,517
     23            149           172     Duke Energy Corp.
                                         (with rights)                                       $    919     $  5,837     $  6,756
     11             67            78     Dynegy, Inc. Class A                                $    273     $  1,714     $  1,987
     10             62            72     Edison International                                $    149     $    941     $  1,090
     15             98           113     El Paso Corp. (with rights)                         $    688     $  4,361     $  5,049
      7             43            50     Entergy Corp.                                       $    262     $  1,662     $  1,924

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : HARTFORD INDEX HLS FUND, INC.                             ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------


     10             62            72     Exelon Corp.                                        $    463     $  2,945     $  3,408
      9             58            67     FirstEnergy Corp.
                                         (with rights)                                       $    324     $  2,031     $  2,355
      5             34            39     FPL Group, Inc.                                     $    299     $  1,900     $  2,199
      4             27            31     KeySpan Corp.                                       $    146     $    925     $  1,071
      4             22            26     Kinder Morgan, Inc.                                 $    195     $  1,197     $  1,392
     12             77            89     Mirant Corp.                                        $    194     $  1,229     $  1,423
      5             31            36     Niagara Mohawk Holdings,
                                         Inc.                                                $     87     $    548     $    635
      1              9            10     NICOR, Inc.                                         $     58     $    365     $    423
      6             40            46     NiSource, Inc.                                      $    145     $    913     $  1,058
      1              7             8     Peoples Energy Corp.                                $     42     $    259     $    301
     12             74            86     PG&E Corp.                                          $    225     $  1,427     $  1,652
      3             16            19     Pinnacle West Capital Corp.                         $    109     $    677     $    786
      4             28            32     PPL Corp.                                           $    153     $    976     $  1,129
      7             42            49     Progress Energy, Inc.                               $    296     $  1,883     $  2,179
      3             20            23     Progress Energy, Inc. - CVO                         $      1     $      8     $      9
      6             40            46     Public Service Enterprise
                                         Group, Inc.                                         $    266     $  1,684     $  1,950
      9             57            66     Reliant Energy, Inc.                                $    238     $  1,516     $  1,754
      6             40            46     Sempra Energy                                       $    154     $    975     $  1,129
     21            133           154     Southern Co.                                        $    535     $  3,375     $  3,910
      4             27            31     TECO Energy, Inc.                                   $    108     $    711     $    819
      8             51            59     TXU Corp.                                           $    382     $  2,396     $  2,778
     19            120           139     Waste Management, Inc.                              $    606     $  3,836     $  4,442
     16             99           115     Williams Companies, Inc.                            $    398     $  2,519     $  2,917
     10             66            76     Xcel Energy, Inc.                                   $    290     $  1,835     $  2,125

                                      TOTAL FOR INDUSTRY: UTILITIES                          $ 10,673     $ 67,544     $ 78,217

PROFORMA SCHEDULE OF INVESTMENTS                                                                 AS OF DECEMBER 31, 2001 (UNAUDITED)

ACQUIRING FUND HARTFORD INDEX HLS FUND, INC.                               ACQUIRED FUND : FORTIS SERIES FNDS - S&P 500 INDEX SERIES

       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
       -----------------------                                                                   --------------------------------
 ACQUIRED     ACQUIRING                                                                       ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                              INTEREST    MATURITY         FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY                RATE        DATE        (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                      TOTAL FOR SEGMENT:
                                      COMMON STOCK                                           $  317,372   $2,004,358   $2,321,730


                                      S-T INVESTMENTS

                                      FINANCE
      0          1,275         1,275     1.675% due 03/14/02       1.675%         3/14/02    $        0   $    1,271   $    1,271
  3,419              0         3,419     State Street Bank
                                         Money Market Variable                               $    3,419   $        0   $    3,419
      5              0             5     U.S. Bank N.A. Money
                                         Market Variable                                     $        5   $        0   $        5
    225              0           225     U.S. Treasury Bill,
                                         1.63%, 3-21-2002                      03/21/2002    $      224   $        0   $      224

                                      TOTAL FOR INDUSTRY: FINANCE                            $    3,648   $    1,271   $    4,919

                                      REPURCHASE AGREEMENT
      0         15,253        15,253     Joint Repurchase
                                         Agreement                 1.635%          1/2/02    $        0   $   15,253   $   15,253


                                      TOTAL FOR SEGMENT:
                                      S-T INVESTMENTS                                        $    3,648   $   16,524   $   20,172


                                      TOTAL FOR FUND: HARTFORD
                                      INDEX HLS FUND, INC.                                   $  321,020   $2,020,882   $2,341,902

(1) MANAGEMENT DOES NOT ANTICIPATE HAVING TO SELL ANY SECURITIES AS A RESULT OF THE MERGER.

                                     PART C

                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Article EIGHTH of the Articles of Incorporation provides:

         EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

         (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and (b), or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action, suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

         (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions:

         (i) the indemnitee shall provide a security for his undertaking, (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

         (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

         (1)             Articles of Incorporation (i)

         (2)             By-Laws (i)

         (3)             Not applicable


         (4)             Agreement and Plan of Reorganization (v)


         (5)             See (1) above

         (6)(a)          Form of Investment Management Agreement (i)

         (6)(b)          Form of Amendment Number 1 to Investment Management
                         Agreement (ii)

         (6)(c)          Form of Amendment Number 2 to Investment Management
                         Agreement (iv)

         (6)(d) Form of Investment Sub-Advisory Agreement with Wellington Management Company, LLP (i)

         (6)(e) Form of Amendment Number 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (ii)

         (6)(f) Form of Amendment Number 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (iv)

         (7)(a)          Form of Principal Underwriting Agreement (i)

         (7)(b) Form of Amendment Number 1 to Principal Underwriting Agreement (ii)

         (7)(c) Form of Amendment Number 2 to Principal Underwriting Agreement (iv)

         (8)             Not applicable

         (9)(a)          Form of Custodian Agreement (i)

         (9)(b)          Form of Amendment Number 1 to Custodian Agreement (ii)

         (9)(c)          Form of Amendment Number 2 to Custodian Agreement (iii)

         (9)(d)          Form of Letter Amendment to Custodian Agreement (iv)

         (10)(a)         Form of Rule 12b-1 Distribution Plan (i)


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
         (10)(b)         Form of Amendment Number 1 to Rule 12b-1 Plan (ii)

         (10)(c)         Form of Amendment Number 2 to Rule 12b-1 Plan (iv)

         (10)(d)         Form of Multi-Class Plan Pursuant to Rule 18f-3 (i)

         (10)(e) Form of Amendment Number 1 to Multi-Class Plan Pursuant to Rule 18f-3 (ii)

         (10)(f) Form of Amendment Number 2 to Multi-Class Plan Pursuant to Rule 18f-3 (iii)

         (10)(g) Form of Amendment Number 3 to Multi-Class Plan Pursuant to Rule 18f-3 (iv)


         (11) Opinion and consent of Kevin J. Carr, in-house counsel to the Registrant, with respect to the legality of the securities being registered (v).

         (12) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters (to be filed by amendment).

         (13)            Not applicable.

         (14)(a)         Consent of Arthur Andersen LLP (filed herewith).

         (14)(b)         Consent of KPMG LLP (filed herewith).

         (15)            Not applicable.

         (16)            Power of attorney (v).

         (17)(a)         Form of voting instructions (v).

         (17)(b)         Hartford HLS Funds Class IA Shares
                         Prospectus dated May 1, 2001 (filed herewith).

         (17)(c)         Supplement dated October 1, 2001 to
                         Hartford HLS Funds Class IA Shares
                         Prospectus dated May 1, 2001 (filed herewith).

         (17)(d)         Supplement dated November 9, 2001 to
                         Hartford HLS Funds Class IA Shares
                         Prospectus dated May 1, 2001 (filed herewith).

         (17)(e)         Fortis Series Fund Prospectus dated
                         May 1, 2001 (filed herewith)

         (17)(f)         Supplement dated December 18, 2001 to
                         Fortis Series Funds Prospectus dated
                         May 1, 2001 (filed herewith)

         (17)(g)         Statement of Additional Information of
                         Fortis Series Fund, Inc. dated
                         May 1, 2001 (filed herewith)

         (17)(h) Statement of Additional Information dated May 1, 2001, as revised October 18, 2001, of Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Midcap HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Global Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Money Market HLS Fund, Inc. and Hartford Series Fund, Inc. (filed herewith)

         (17)(i) Fortis Series Fund, Inc. Annual Report for the fiscal year ended December 31, 2001 (filed herewith)

         (17)(j) The Hartford HLS Funds Annual Report for the fiscal year ended December 31, 2001 (filed herewith)



         (17)(k)         Letter regarding Arthur Andersen LLP


----------


(i) Incorporated herein by reference to Registrant's Initial Registration Statement on February 2, 1998 (SEC File No. 811-08629/333-45431).

(ii) Incorporated herein by reference to Registrant's Post-Effective Amendment #1 on July 10, 1998 (SEC File No. 811-08629/333-45431).

(iii) Incorporated herein by reference to Registrant's Post-Effective Amendment #2 on July 16, 1998 (SEC File No. 811-08629/333-45431).

(iv) Incorporated herein by reference to Registrant's Post-Effective Amendment #5 on January 28, 2000 (SEC File No. 811-08629/333-45431).


(v)      Previously filed.


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
ITEM 17. UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.


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
                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Hartford, and the state of Connecticut on the 22nd day of March, 2002.


                                                    HARTFORD SERIES FUND, INC.



                                                    By:  David M. Znamierowski*
                                                         Its:  President


         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.


Signature                                          Title
---------                                          -----

David M. Znamierowski*                             President
                                                   (Chief Executive Officer
                                                   & Director)

George R. Jay*                                     Controller & Treasurer
                                                   (Chief Accounting Officer &
                                                   Chief Financial Officer)

Winifred E. Coleman*                               Director
Duane E. Hill*                                     Director
William A. O'Neil*                                 Director
Millard H. Pryor, Jr.*                             Director
Lowndes A. Smith*                                  Director
John K. Springer*                                  Director



/s/ Kevin J. Carr                                      Dated:  March 22, 2002
--------------------------------
* By Kevin J. Carr
  Attorney-in-fact



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